PROSPECTUS

MAY 1, 2020

INTELLIGENT VARIABLE ANNUITY

Individual Flexible Premium Deferred Variable Annuity Contract Funded Through

TIAA-CREF Life Separate Account VA-1 of TIAA-CREF Life Insurance Company

This prospectus describes information you should know before investing in the Intelligent Variable Annuity, an individual flexible premium deferred variable annuity contract offered by TIAA-CREF Life Insurance Company (“TIAA Life”) and funded through the TIAA-CREF Life Separate Account VA-1 (the “Separate Account”). Before you invest, please read this prospectus carefully, along with the fund prospectuses, and keep it for future reference.

The Contract is designed for individual investors who desire to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment of those funds as lifetime income or through other payment options. The Contract is not available for purchase as part of any tax-qualified retirement plan.

Whether the Contract or certain investment options are available to you is subject to approval by regulatory authorities in your state. You may allocate your Premiums and Accumulation Value to the Investment Accounts of the Separate Account, each of which in turn, invests in one of the following mutual funds (“Portfolios”).

TIAA-CREF Life Balanced Fund

TIAA-CREF Life Core Bond Fund

TIAA-CREF Life Growth Equity Fund

TIAA-CREF Life Growth & Income Fund

TIAA-CREF Life International Equity Fund

TIAA-CREF Life Large-Cap Value Fund

TIAA-CREF Life Money Market Fund

TIAA-CREF Life Real Estate Securities Fund

TIAA-CREF Life Small-Cap Equity Fund

TIAA-CREF Life Social Choice Equity Fund

TIAA-CREF Life Stock Index Fund

Calamos Growth and Income Portfolio[1]

ClearBridge Variable Aggressive Growth Portfolio—Class I

ClearBridge Variable Small Cap Growth Portfolio—Class I

Credit Suisse Trust—Commodity Return Strategy Portfolio—Class I

DFA VA Equity Allocation Portfolio

DFA VA Global Bond Portfolio

DFA VA Global Moderate Allocation Portfolio

DFA VA International Small Portfolio

DFA VA International Value Portfolio

DFA VA Short-Term Fixed Portfolio

DFA VA US Large Value Portfolio

DFA VA US Targeted Value Portfolio

Delaware VIP Diversified Income Series—Standard Class

Delaware VIP International Value Equity Series—Standard Class[6]

Delaware VIP Small Cap Value Series—Standard Class

Franklin Income VIP Fund—Class 1

Franklin Mutual Shares VIP Fund—Class 1

Franklin Small-Mid Cap Growth VIP Fund—Class 1

Janus Henderson Forty Portfolio—Institutional Shares

Janus Henderson Overseas Portfolio—Institutional Shares[2]

Janus Henderson Mid Cap Value Portfolio—Institutional Shares

John Hancock Emerging Markets Value Trust

Matson Money Fixed Income VI Portfolio

Matson Money International Equity VI Portfolio

Matson Money U.S. Equity VI Portfolio

MFS Global Equity Series—Initial Class

MFS Growth Series—Initial Class[2]

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class

MFS Utilities Series—Initial Class

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class[4]

PIMCO VIT All Asset Portfolio—Institutional Class

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class

PIMCO VIT Real Return Portfolio—Institutional Class

PVC Equity Income Account—Class 1

PVC MidCap Account—Class 1[3]

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II

Prudential Series Fund—Natural Resources Portfolio—Class II

Prudential Series Fund—Value Portfolio—Class II

Royce Capital Fund Micro-Cap Portfolio—Investment Class

Royce Capital Fund Small-Cap Portfolio—Investment Class

T. Rowe Price® Health Sciences Portfolio I

T. Rowe Price® Limited-Term Bond Portfolio

Templeton Developing Markets VIP Fund—Class 1

Vanguard VIF Balanced Portfolio

Vanguard VIF Capital Growth Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Equity Index Portfolio

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Mid-Cap Index Portfolio

Vanguard VIF Moderate Allocation Portfolio

Vanguard VIF Real Estate Index Portfolio

Vanguard VIF Small Company Growth Portfolio[5]

Vanguard VIF Total Bond Market Index Portfolio

Vanguard VIF Total International Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

VY® Clarion Global Real Estate Portfolio—Class I

Wanger International

Wanger Select

Wanger USA

Western Asset Variable Global High Yield Bond Portfolio—Class I

[1] Closed to new investors 7/30/12

[2] Closed to new investors 2/18/13

[3] Closed to new investors 8/15/13

[4] Effective April 30, 2019, the Neuberger Berman AMT Large Cap Value Portfolio—I Class was merged into the Neuberger Berman AMT Sustainable Equity Portfolio—I Class: this fund is closed to new investors.

[5] Closed to new investors 5/1/2020.

[6] Closed to new investors 8/1/2019

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Investment Account’s Portfolio investment performs over time. TIAA Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

Separate prospectuses for the Portfolios provide more information about the Portfolios listed above. Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the portfolios annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, they will be made available on the fund’s website and/or TIAA’s website (TIAA.org), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive these electronically, you will not be affected by this change and you need not take any action. You may elect to receive reports and other communications from the funds electronically anytime by updating your account settings at TIAA.org/eDelivery.

You may elect to continue to receive all future reports in paper free of charge by updating your account settings at TIAA.org/eDelivery or by calling 877 694-0305 during regular business hours. Your election to receive reports in paper will apply to all funds available under your policy.

More information about the Separate Account and the Contract is on file with the Securities and Exchange Commission (“SEC”) in a “Statement of Additional Information” (“SAI”) dated the same date as this prospectus. You can receive a free SAI by calling 877 694-0305. The SAI is “incorporated by reference” into the prospectus; that means it’s legally part of the prospectus. The SAI’s table of contents is on the last page of this prospectus. The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding the Separate Account.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

This prospectus describes the variable annuity issued by TIAA Life. It doesn’t constitute an offering in any jurisdiction where such an offering can’t lawfully be made. No dealer, sales representative, or anyone else is authorized to give any information or to make any representation about this offering other than what is contained in this prospectus. If anyone does so, you shouldn’t rely on it.

Intelligent Variable Annuity Prospectus	1

DEFINITIONS

Throughout the prospectus, “TIAA Life,” “we,” and “our” refer to TIAA-CREF Life Insurance Company. “You” and “your” mean any Contract owner or any prospective Contract owner.

The terms and phrases below are defined so you’ll know precisely how we’re using them. To understand some definitions, you may have to refer to other defined terms.

1940 Act.  The Investment Company Act of 1940, as amended.

Administrative Office.  The office you must contact to exercise any of your rights under the Contract. You should send all payments and requests to: TIAA-CREF Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; Telephone: 877 694-0305.

Accumulation Period.  The period that begins with your first Premium and continues as long as you still have an amount accumulated in the Separate Account.

Accumulation Unit.  A share of participation in the Separate Account.

Accumulation Value.  The total value of your Accumulation Units.

Annuitant.  The natural person whose life is used in determining the annuity payments to be received. The Annuitant may be the Contract owner or another person.

Beneficiary.  Any person or institution named to receive benefits if you die during the Accumulation Period or if you die while any annuity income or death benefit payments remain due. You don’t have to name the same Beneficiary for both of these two situations.

Business Day.  Any day the New York Stock Exchange (NYSE) is open for trading. A Business Day ends at 4 p.m. Eastern Time, or when trading closes on the NYSE, if earlier.

Contract.  The individual, flexible premium, deferred variable annuity contract described in this prospectus.

Contract owner or Owner.  The person (or persons) who controls all the rights and benefits under a Contract.

General Account.  All of our assets other than those allocated to the Separate Account or to any other TIAA-CREF Life Separate Account.

Good Order.  An instruction that is received by TIAA Life that is sufficiently complete and clear, along with all forms, information, and supporting legal documentation so that TIAA Life does not need to exercise any discretion to follow such instruction. All orders to process a withdrawal request, a request to surrender your Contract, a transfer request, a request to begin receiving annuity payments, or a death benefit claim, must be in good order. With respect to purchase requests, good order also generally includes receipt by us of sufficient funds to effect the transaction.

Income Option.  Any of the ways you can receive annuity income. It is also referred to as an “annuity option.”

Internal Revenue Code (IRC).  The Internal Revenue Code of 1986, as amended.

Investment Account.  A sub-account of the Separate Account that invests its assets in shares of a corresponding Portfolio.

Non-Qualified Contracts.  Annuity Contracts that are not issued in connection with a retirement plan intended to qualify for special federal income tax treatment under the IRC.

Portfolio.  An investment company that is registered with the Securities and Exchange Commission in which an Investment Account is invested. The Contract allows you to indirectly invest in a series of investment companies that are listed on the front page of this prospectus.

Premium.  Any amount you invest in the Contract.

Primary Owner.  The person designated as such in the Contract application.

Qualified Contract.  Annuity Contracts that are intended to qualify for special Federal income tax treatment under the IRC Section 408 or 408A. Currently, we are not offering Qualified Contracts.

Second Annuitant.  The natural person whose life, together with the Annuitant’s life, is used in determining the amount of annuity payments and how long those payments will be received under the Two-Life Annuities Income Option.

Separate Account.  TIAA-CREF Life Separate Account VA-1, which was established by TIAA Life under New York state law to fund your variable annuity. The Separate Account holds its assets apart from TIAA Life’s other assets.

TIAA.  Teachers Insurance and Annuity Association of America.

TIAA Life.  TIAA Life Insurance Company. TIAA Life is an indirect wholly owned subsidiary of TIAA.

Valuation Day.  Any Business Day. Valuation days end as of the close of all U.S. national exchanges where securities or other investments of the Separate Account are principally traded.

2	Prospectus Intelligent Variable Annuity

SUMMARY

Read this summary together with the detailed information you’ll find in the rest of the prospectus.

WHAT IS THE INTELLIGENT VARIABLE ANNUITY?

The Intelligent Variable Annuity is a variable annuity product that allows individual investors to accumulate funds on a tax-deferred basis for retirement or other long-term investment purposes and to receive future payment based on the amounts accumulated as lifetime income or through other payment options. You generally are not taxed on any earnings or appreciation on the assets in the Contract until money is taken out of the Contract.

Under the Intelligent Variable Annuity Contract, you may allocate your Premiums and Accumulation Value among the Investment Accounts of TIAA-CREF Life Separate Account VA-1.

As with all variable annuities, your Accumulation Value can increase or decrease, depending on how well the Portfolio underlying the Investment Account performs over time. TIAA- Life doesn’t guarantee the investment performance of the Portfolios or the Investment Accounts, and you bear the entire investment risk.

The Contract is available to you provided it has been approved by the insurance department of your state of residence. Currently, the contract is approved in all states including the District of Columbia.

WHAT EXPENSES MUST I PAY UNDER THE CONTRACT?

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract, considering currently available Portfolios.

The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACTOWNER(S) TRANSACTION EXPENSES
Sales load imposed on purchases (as a percentage of Premiums)	None
Deferred sales load (as a percentage of Premiums or amount surrendered, as applicable)	None
Premium taxes[1] (as a percentage of Premiums, if applicable)	1.0–3.5%
Surrender fees (as a percentage of amount surrendered)	None
Transfer charges	None

[1]	Only applicable in certain states.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

CONTRACTOWNER(S) PERIODIC CONTRACT EXPENSES
Annual Maintenance Fee[2]	$25
Separate Account Annual Expenses (deducted daily from average Accumulation Value to equal the annual % shown)	Maximum		Current

	Years 1–10	Years 11+	Years 1–10	Years 11+
Mortality and expense risk charge[3]

Band 1: Accumulation Value < $100,000	0.40%	0.00%	0.40%	0.00%

Band 2: Accumulation Value $100,000–$500,000	0.25%	0.00%	0.25%	0.00%

Band 3: Accumulation Value > $500,000	0.15%	0.00%	0.15%	0.00%

Administrative expense charge[4]	0.30%	0.30%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Before Optional Riders)

Band 1: Accumulation Value < $100,000	0.70%	0.30%	0.50%	0.10%

Band 2: Accumulation Value $100,000–$500,000	0.55%	0.30%	0.35%	0.10%

Band 3: Accumulation Value > $500,000	0.45%	0.30%	0.25%	0.10%

Optional Guaranteed Minimum Death Benefit (GMDB) rider charge[5]	0.10%	0.10%	0.10%	0.10%
TOTAL Separate Account Annual Expenses (Including Optional Riders)

Band 1: Accumulation Value < $100,000	0.80%	0.40%	0.60%	0.20%

Band 2: Accumulation Value $100,000–$500,000	0.65%	0.40%	0.45%	0.20%

Band 3: Accumulation Value > $500,000	0.55%	0.40%	0.35%	0.20%

[2]

We impose the annual maintenance fee on every anniversary of your Contract and on surrender. The annual maintenance fee is waived if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the date of surrender. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, the fee will be deducted from the TIAA-CREF Life Money Market Investment Account. Otherwise, the fee will be deducted from among the Investment Accounts in proportion to the Accumulation Value in each Investment Account.

[3]

Any transactions that would impact Accumulation value and cause a band change will effect that band change on the same business day. On the last business day of the month, if the Accumulation value has crossed a breakpoint the appropriate band will change will then be effected.

[4]

“Current (with fee waiver)”—We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. We will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

[5]	The same charges apply to single and joint life benefits.

Intelligent Variable Annuity Prospectus	3

ANNUAL PORTFOLIO OPERATING EXPENSES:

The following table shows the minimum and maximum total operating expenses charged by the currently available Portfolios that you may pay periodically during the time you own the Policy, both before and after any contractual fee waivers or reimbursements. These are based on the management fees, distribution (Rule 12b-1) fees, and other expenses charged by the Portfolios during the fiscal year ended December 31, 2019. Expenses of the Portfolios may be higher or lower in the future. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

	Minimum	Maximum
Gross Total Annual Portfolio Operating Expenses (before any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)	0.10%	2.12%
Net Total Annual Portfolio Operating Expenses (net of any contractual waivers or reimbursements) (expenses that are deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses)[1]	0.09%	2.01%

[1]

Certain of the Portfolios have entered into contractual expense waiver or reimbursement arrangements that reduce Portfolio expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2021. More detail concerning the Portfolios’ contractual waivers and reimbursements can be found in the footnotes accompanying the next table.

The following table shows the fees (including management fees, distribution (Rule 12b-1) fees, and other expenses) charged by each Portfolio as a percentage of average daily net assets for the fiscal year ended December 31, 2019. Portfolio expenses are not fixed or specified under the terms of the Policy, and may change periodically.

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses

TIAA-CREF Life Balanced Fund[3]	0.10%	0.00%	0.10%	0.41%	0.61%	0.10%	0.51%

TIAA-CREF Life Bond Fund[4]	0.30%	0.00%	0.07%	0.00%	0.37%	0.02%	0.35%

TIAA-CREF Life Growth Equity Fund[5]	0.45%	0.00%	0.12%	0.00%	0.57%	0.05%	0.52%

TIAA-CREF Life Growth & Income Fund[5]	0.45%	0.00%	0.10%	0.00%	0.55%	0.03%	0.52%

TIAA-CREF Life International Equity Fund[6]	0.50%	0.00%	0.21%	0.00%	0.71%	0.11%	0.60%

TIAA-CREF Life Large-Cap Value Fund[5]	0.45%	0.00%	0.17%	0.00%	0.62%	0.10%	0.52%

TIAA-CREF Life Money Market Fund[7]	0.10%	0.00%	0.13%	0.00%	0.23%	0.08%	0.15%

TIAA-CREF Life Real Estate Securities Fund[8]	0.50%	0.00%	0.13%	0.00%	0.63%	0.06%	0.57%

TIAA-CREF Life Small-Cap Equity Fund[9]	0.46%	0.00%	0.26%	0.00%	0.72%	0.19%	0.53%

TIAA-CREF Life Social Choice Equity Fund[10]	0.15%	0.00%	0.16%	0.00%	0.31%	0.09%	0.22%

TIAA-CREF Life Stock Index Fund[11]	0.06%	0.00%	0.04%	0.00%	0.10%	0.01%	0.09%

Calamos Growth and Income Portfolio	0.75%	0.00%	0.60%	0.01%	1.36%	0.00%	1.36%

Credit Suisse Trust Commodity Return Strategy Portfolio—Class 1[12,13]	0.59%	0.25%	0.21%	0.00%	1.05%	0.00%	1.05%

Delaware VIP Diversified Income Series—Standard Class[14]	0.58%	0.00%	0.06%	0.00%	0.64%	0.04%	0.60%

Delaware VIP International Value Equity Series—Standard Class[15]	0.85%	0.00%	0.30%	0.00%	1.15%	0.11%	1.04%

Delaware VIP Small Cap Value Series—Standard Class	0.71%	0.00%	0.06%	0.00%	0.77%	0.00%	0.77%

DFA VA Equity Allocation Portfolio[16,17]	0.30%	0.00%	0.08%	0.24%	0.62%	0.22%	0.40%

DFA VA Global Bond Portfolio	0.21%	0.00%	0.03%	0.00%	0.24%	0.00%	0.24%

DFA VA Global Moderate Allocation Portfolio[16,18]	0.25%	0.00%	0.03%	0.22%	0.50%	0.20%	0.30%

DFA VA International Small Portfolio	0.50%	0.00%	0.07%	0.00%	0.57%	0.00%	0.57%

DFA VA International Value Portfolio	0.40%	0.00%	0.05%	0.00%	0.45%	0.00%	0.45%

DFA VA Short-Term Fixed Portfolio[19]	0.18%	0.00%	0.03%	0.00%	0.21%	0.00%	0.21%

DFA VA US Large Value Portfolio	0.25%	0.00%	0.02%	0.00%	0.27%	0.00%	0.27%

DFA VA US Targeted Value Portfolio	0.35%	0.00%	0.03%	0.00%	0.38%	0.00%	0.38%

4	Prospectus Intelligent Variable Annuity

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses

Franklin Income VIP Fund—Class 1[20,21]	0.46%	0.00%	0.00%	0.01%	0.47%	0.01%	0.46%

Franklin Small-Mid Cap Growth VIP Fund—Class 1[20,21]	0.80%	0.00%	0.04%	0.01%	0.85%	0.01%	0.84%

Franklin Mutual Shares VIP Fund—Class 1	0.68%	0.00%	0.03%	0.00%	0.71%	0.00%	0.71%

Templeton Developing Markets VIP Fund—Class 1[20]	1.05%	0.00%	0.10%	0.01%	1.16%	0.00%	1.16%

VY® Clarion Global Real Estate Portfolio—Class 1[22,23]	0.90%	0.00%	0.24%	0.00%	1.14%	0.27%	0.87%

Janus Henderson Forty Portfolio[24]	0.69%	0.00%	0.08%	0.00%	0.77%	0.00%	0.77%

Janus Henderson Overseas Portfolio[24]	0.64%	0.00%	0.11%	0.00%	0.75%	0.00%	0.75%

Janus Henderson Mid Cap Value Portfolio[24,25]	0.62%	0.00%	0.19%	0.00%	0.81%	0.01%	0.80%

John Hancock Emerging Markets Value Trust[26]	0.96%	0.00%	0.17%	0.00%	1.13%	0.01%	1.12%

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	0.75%	0.25%	0.27%	0.00%	1.27%	0.00%	1.27%

Prudential Series Fund—Natural Resources Portfolio—Class II27	0.45%	0.25%	0.24%	0.02%	0.96%	0.01%	0.95%

Prudential Series Fund—Value Portfolio—Class II	0.40%	0.25%	0.18%	0.00%	0.83%	0.00%	0.83%

ClearBridge Variable Aggressive Growth Portfolio—Class I	0.75%	0.00%	0.04%	0.00%	0.79%	0.00%	0.79%

Western Asset Variable Global High Yield Bond Portfolio—Class I2[8]	0.70%	0.00%	0.13%	0.00%	0.83%	0.00%	0.83%

ClearBridge Variable Small Cap Growth Portfolio—Class I2[8]	0.75%	0.00%	0.06%	0.00%	0.83%	0.00%	0.81%

Matson Money U.S. Equity VI Portfolio[2][9]	0.50%	0.00%	0.26%	0.29%	1.05%	0.00%	1.05%

Matson Money International Equity VI Portfolio[2][9]	0.50%	0.00%	0.36%	0.43%	1.29%	0.00%	1.29%

Matson Money Fixed Income VI Portfolio[2][9]	0.50%	0.00%	0.24%	0.12%	0.86%	0.00%	0.86%

MFS Growth Series—Initial Class	0.71%	0.00%	0.04%	0.00%	0.75%	0.00%	0.75%

MFS Global Equity Series—Initial Class[30]	0.90%	0.00%	0.26%	0.00%	1.16%	0.24%	0.92%

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	0.75%	0.00%	0.04%	0.00%	0.79%	0.00%	0.79%

MFS Utilities Series—Initial Class	0.74%	0.00%	0.05%	0.00%	0.79%	0.00%	0.79%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	0.83%	0.00%	0.10%	0.00%	0.93%	0.00%	0.93%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	0.85%	0.00%	0.17%	0.00%	1.02%	0.00%	1.02%

PIMCO VIT All Asset Portfolio—Institutional Class[31,32,33]	0.425%	0.00%	0.00%	1.14%	1.565%	0.15%	1.415%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class[34,35]	0.74%	0.00%	1.27%	0.11%	2.12%	0.11%	2.01%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class[3][6]	0.85%	0.00%	0.02%	0.00%	0.87%	0.00%	0.87%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class[3][7]	0.75%	0.00%	0.13%	0.00%	0.88%	0.00%	0.88%

PIMCO VIT Real Return Portfolio—Institutional Class[3][8]	0.50%	0.00%	0.88%	0.00%	1.38%	0.00%	1.38%

PVC Equity Income Account—Class 1	0.47%	0.00%	0.00%	0.00%	0.47%	0.00%	0.47%

PVC MidCap Account—Class 1	0.54%	0.00%	0.01%	0.00%	0.55%	0.00%	0.55%

Royce Capital Fund Micro-Cap Portfolio—Investment Class[3][9]	1.25%	0.00%	0.18%	0.00%	1.43%	0.10%	1.33%

Intelligent Variable Annuity Prospectus	5

Portfolio	Management Fees	Distribution (12b-1) or Service Fees[1]	Other Expenses	Acquired Fund Fees and Expenses[2]	Gross Total Annual Portfolio Operating Expenses	Contractual Fee Waivers and Reimbursements	Net Total Annual Portfolio Operating Expenses

Royce Capital Fund Small-Cap Portfolio—Investment Class[40]	1.00%	0.00%	0.15%	0.00%	1.15%	0.07%	1.08%

T. Rowe Price® Health Sciences Portfolio I41	0.95%	0.00%	0.00%	0.00%	0.95%	0.01%	0.94%

T. Rowe Price® Limited-Term Bond Portfolio[42]	0.70%	0.00%	0.00%	0.00%	0.70%	0.20%	0.50%

Vanguard VIF Balanced Portfolio	0.20%	0.00%	0.01%	0.00%	0.21%	0.00%	0.21%

Vanguard VIF Capital Growth Portfolio	0.33%	0.00%	0.01%	0.00%	0.34%	0.00%	0.34%

Vanguard VIF Conservative Allocation Portfolio	0.00%	0.00%	0.00%	0.13%	0.13%	0.00%	0.13%

Vanguard VIF Equity Index Portfolio	0.13%	0.00%	0.01%	0.00%	0.14%	0.00%	0.14%

Vanguard VIF Global Bond Index Portfolio	0.00%	0.00%	0.00%	0.13%	0.13%	0.00%	0.13%

Vanguard VIF High-Yield Bond Portfolio	0.24%	0.00%	0.02%	0.00%	0.26%	0.00%	0.26%

Vanguard VIF International Portfolio	0.36%	0.00%	0.02%	0.00%	0.38%	0.00%	0.38%

Vanguard VIF Mid-Cap Index Portfolio	0.16%	0.00%	0.01%	0.00%	0.17%	0.00%	0.17%

Vanguard VIF Moderate Allocation Portfolio	0.00%	0.00%	0.00%	0.12%	0.12%	0.00%	0.12%

Vanguard VIF Real Estate Index Portfolio	0.24%	0.00%	0.02%	0.00%	0.26%	0.00%	0.26%

Vanguard VIF Small Company Growth Portfolio	0.30%	0.00%	0.02%	0.00%	0.32%	0.00%	0.32%

Vanguard VIF Total Bond Market Index Portfolio	0.12%	0.00%	0.02%	0.00%	0.14%	0.00%	0.14%

Vanguard VIF Total International Stock Market Index Portfolio	0.00%	0.00%	0.00%	0.11%	0.11%	0.00%	0.11%

Vanguard VIF Total Stock Market Index Portfolio	0.00%	0.00%	0.00%	0.13%	0.13%	0.00%	0.13%

Wanger International[43,44]	0.94%	0.00%	0.29%	0.00%	1.23%	0.00%	1.23%

Wanger Select[43,44,45]	0.80%	0.00%	0.33%	0.00%	1.13%	0.24%	0.89%

Wanger USA[43,44]	0.86%	0.00%	0.23%	0.00%	1.09%	0.00%	1.09%

[1]	Because the 12b-1 fee is charged as an ongoing fee, over time the fee will increase the cost of your investment and may cost you more than paying other types of sales charges.

[2]

“Acquired Fund Fees and Expenses” are the Fund’s proportionate amount of the expenses of any investment companies or pools in which the Fund invests. These expenses are not paid directly by Fund shareholders. Instead, Fund shareholders bear these expenses indirectly as a result of the Fund’s investments. Because “Acquired Fund Fees and Expenses” are included in the chart above, the Fund’s operating expenses here will not correlate with the expenses included in the Financial Highlights in this Prospectus and the Fund’s annual report.

[3]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund fees and expenses and extraordinary expenses) that exceed 0.10% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

[4]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.35% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

[5]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.52% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

[6]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.60% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

[7]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.15% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

[8]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.57% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

[9]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.53% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

6	Prospectus Intelligent Variable Annuity

[10]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.22% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

[11]

Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed 0.09% of average daily net assets for shares of the Fund. These expense reimbursement arrangements will continue through at least April 30, 2021, unless changed with approval of the Board of Trustees.

[12]

The portfolio invests in Credit Suisse Cayman Commodity Fund II, Ltd., a wholly-owned subsidiary of the portfolio organized under the laws of the Cayman Islands (the “Subsidiary”). “Other Expenses” include expenses of both the portfolio and the Subsidiary.

[13]

Credit Suisse Trust (“The Trust”) and Credit Suisse Asset Management LLC. (“Credit Suisse”) have entered into a contract limiting operating expenses to 1.05% for Class 1 shares of the portfolios average daily net assets through at least May 1, 2021. This limit excludes certain expenses, including interest charges on fund borrowings, taxes, brokerage commissions, dealer spreads and other transaction charges, expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, short sale dividends, and extraordinary expenses (e.g., litigation and indemnification and any other costs and expenses that may be approved by the Trust’s board of trustees (the “Board of Trustees”)). The Trust is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than three years after the end of the fiscal year during which such fees were limited or expenses were paid by Credit Suisse and the reimbursements do not cause the portfolio to exceed the expense limitation in the contract at the time the fees were limited or expenses were paid. This contract may not be terminated before May 1, 2021.

[14]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 0.60% of the Series’ average daily net assets from April 29, 2020 through April 30, 2021. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[15]

The Series’ investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual series operating expenses from exceeding 1.04% of the Series’ average daily net assets from April 29, 2020 through April 30, 2021. The waivers and reimbursements may only be terminated by agreement of the Manager and the Series.

[16]	The “Management Expenses” and “Total Fund Operating Expenses” have been restated to reflect current earnings.

[17]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

[18]

The Advisor has agreed to waive certain fees and in certain instances, assume certain expenses of the DFA VA Global Moderate Allocation Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2021, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

[19]	The “Management Fee” and “Total Fund Operating Expenses” have been adjusted to reflect the decreasein the management fee payable by the Portfolio from 0.25% to 0.18% effective as of February 28, 2019.

[20]

Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

[21]

The investment manager has contractually agreed in advance to reduce its fee as a result of the Fund’s investment in a Franklin Templeton money fund (acquired fund) for at least one year following the date of this prospectus. Contractual fee waiver and/or expense reimbursement agreements may not be changed or terminated during the time period set forth above.

[22]

The adviser is contractually obligated to limit expenses to 0.43% for Class I shares through May 1, 2021. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and Acquired Fund Fees and Expenses. The Adviser is contractually obligated to waive 0.10% of the management fee through May 1, 2021. Termination or modification of these obligations requires approval by the Portfolio’s board.

[23]	Expense info has been restated to reflect contractual rates.

[24]

This fee may ajust up or down monthly based on the Portfolio’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Portfolio’s Prospectus.

[25]

Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse Portfolio expenses to the extent that the Portfolio’s total annual fund operating expenses (excluding any performance related adjustments to management fees, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs and expenses payable pursuant to the Transfer Agency Agreement), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.77% for at least a one-year period commencing on April 29, 2020. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Portfolio’s Board of Trustees.

[26]

The adviser contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on June 30, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

[27]

The Manager has contractually agreed to waive 0.008% of its investment management fee through June 30, 2021. This arrangement may not be terminated or modified prior to June 30, 2021 without the prior approval of the Trust’s Board of Trustees.

Intelligent Variable Annuity Prospectus	7

[28]

Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports because the ratios in the financial highlights tables reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

[29]

Acquired Fund Fees and Expenses are indirect fees and expenses that the Portfolio incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Portfolio and does not include indirect expenses such as Acquired Fund Fees and Expenses.

[30]

Massachusetts Financial Services Company has agreed in writing to bear the fund’s expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the class’ investment activity), such that “Total Annual Fund Operating Expenses” do not exceed 0.92% of the fund’s average daily net assets annually for Initial Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue until at least April 30, 2021.

[31]

Acquired Fund Fees and Expenses include interest expense of the underlying PIMCO Funds of 0.35%. Interest expense can result from certain transactions within the Underlying PIMCO Funds and is separate from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense of the Underlying PIMCO Funds, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 1.065% for Institutional Class Shares.

[32]

Total Annual Portfolio Operating Expenses do not match the Ratio of Expenses to Average Net Assets Excluding Waivers of the Portfolio, as set forth in the Financial Highlights table of the Portfolio’s prospectus, because the Ratio of Expenses to Average Net Assets Excluding Waivers reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

[33]

PIMCO has contractually agreed, through May 1, 2021, to reduce its advisory fee to the extent that the Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees exceed 0.64% of the total assets invested in Underlying PIMCO Funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit that was in place at the time the amount being recouped was originally waived and the current annual expense limits. The waiver will automatically renew for one-year terms unless PIMCO provides written notice to the Trust at least 30 days prior to the end of the then current term. The fee reduction is implemented based on a calculation of Underlying PIMCO Fund Expenses attributable to advisory and supervisory and administrative fees that is different from the calculation of Acquired Fund Fees and Expenses listed in the table above.

[34]

“Other Expenses” include interest expense of 1.27%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LCC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement are 0.74% for Institutional Class Shares.

[35]

PIMCO has contractually agreed to waive the Portfolio’s advisory fee and the supervisory and administrative fee in an amount equal to the management fee and administrative services fee, respectively, paid by the PIMCO Cayman Commodity Portfolio I Ltd. (the “CRRS Subsidiary”) to PIMCO. The CRRS Subsidiary pays PIMCO a management fee and an administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO’s contract with the CRRS Subsidiary is in place.

[36]

“Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.85% for Institutional Class shares.

[37]

“Other Expenses” include interest expense of 0.13%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.75% for Institutional Class shares.

[38]

“Other Expenses” include interest expense of 0.77%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.50% for Institutional Class shares.

[39]

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.33% through April 30, 2021.

[40]

Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Investment Class’ net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 1.08% through April 30, 2021.

[41]

T. Rowe Price Associates, Inc. has agreed (through April 30, 2021) to waive a portion of its management fees in order to limit the fund’s management fees to 0.94% of the fund’s average daily net assets. The agreement may be terminated at any time beyond April 30, 2021 with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund.

[42]

T. Rowe Price Associates, Inc. has agreed (through April 30, 2021) to waive a portion of its management fees in order to limit the fund’s management fees to 0.50% of the fund’s average daily net assets. The agreement may be terminated at any time beyond April 30, 2021 with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are not subject to reimbursement to T. Rowe Price Associates, Inc. by the fund.

[43]	Other expenses have been restated to reflect current fees paid by the Fund.

[44]

“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this [fund’s] prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.

[45]

Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive 0.24% of the advisory fee otherwise payable to it by the Fund through April 30, 2021. This arrangement may only be amended or terminated with approval from the Fund’s Board of Trustees and the Investment Manager. The fee waivers and/or expense reimbursements shown in the table also reflect the contractual agreement of the Fund’s transfer agent, Columbia Management Investment Services Corp. (the Transfer Agent), to waive a portion of its fees such that through April 30, 2021 the annual service fee paid by the Fund (Service Fee) does not exceed 0.14% of the Fund’s average daily net assets.

The fee and expense information relating to the Portfolios was provided by the Portfolios or their investment managers or other service providers. We have not and cannot independently verify either the accuracy or completeness of such information.

8	Prospectus Intelligent Variable Annuity

Portfolio expenses are paid by each underlying Portfolio before TIAA-CREF Life is provided with the Portfolio’s daily net asset value. TIAA-CREF Life then deducts Separate Account charges from the net asset value of the corresponding Investment Account.

Examples

The next two tables provide examples that are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Separate Account annual expenses, and annual Portfolio operating expenses for currently available Portfolios.

These examples assume that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. The examples also assume the full annual Contract maintenance fee of $25 is charged. The examples also assume that the Accumulation Value is less than $100,000, and thus the full mortality and expense risk charge of 0.40% is assessed. The example assumes that the Fund’s expense reimbursement agreement will remain in place for one year but that there will be no waiver or expense reimbursement agreement in effect thereafter.

The first example assumes that there is no administrative expense charge waiver (and thus the administrative expense charge is 0.30%). The second example assumes the current administrative expense charge waiver for each period (and thus the administrative expense charge is 0.10%). We also show you the costs with and without the GMDB optional benefit. In both examples, we show you the costs assuming either the maximum or the minimum fees and expenses of the Portfolios.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be (whether or not you continue to own, surrender or annuitize your Contract at the end of the applicable time period):

EXAMPLE WITHOUT FEE WAIVERS	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—no GMDB	$310	$947	$1,607	$3,363
Maximum Portfolio fees & expenses—with GMDB	$320	$976	$1,655	$3,457
Minimum Portfolio fees & expenses—no GMDB	$107	$330	$567	$1,230
Minimum Portfolio fees & expenses—with GMDB	$117	$361	$621	$1,346

EXAMPLE WITH FEE WAIVERS	1 Year	3 Years	5 Years	10 Years
Maximum Portfolio fees & expenses—no GMDB	$279	$877	$1,499	$3,164
Maximum Portfolio fees & expenses—with GMDB	$289	$907	$1,548	$3,260
Minimum Portfolio fees & expenses—no GMDB	$85	$266	$457	$991
Minimum Portfolio fees & expenses—with GMDB	$95	$297	$512	$1,111

These tables are provided to help you understand the various expenses you would bear directly or indirectly as an Owner of a Contract. Remember that they don’t represent actual past or future expenses or investment performance. Actual expenses may be higher or lower. For more information, see “Charges,” below.

For Accumulation Unit value information for each Investment Account, please refer to Appendix A.

HOW DO I PURCHASE A CONTRACT?

To purchase a Contract, you must complete an application and make an initial payment of at least $2,500. We reserve the right to lower the initial premium amount to $250. Additional Premiums, including under an automatic investment plan using Electronic Funds Transfers (EFT), must be at least $50. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I CANCEL MY CONTRACT?

You can examine the Contract and return it to TIAA Life for a refund, until the end of the “free look” period specified in your Contract (which is a minimum of 10 days, but varies by state). In states that permit it, we’ll refund the Accumulation Value calculated on the date that you returned the Contract and the refund request to us. (Note that the value of your initial Premium may have gone down during the period.) Where state law requires, the refund will equal all payments you have made. We will consider the Contract returned on the date it’s postmarked and properly addressed with postage pre-paid or, if it’s not postmarked, on the day we receive it at our Administrative Office. We will send you the refund within 7 days after we get written notice of cancellation and the returned Contract. If you live in a state that requires refund of Premiums, Premiums will be allocated to the TIAA-CREF Life Money Market Investment Account during the “free look” period. For more information, see “Purchasing a Contract and Remitting Premiums.”

CAN I TRANSFER AMONG THE INVESTMENT OPTIONS OR MAKE CASH WITHDRAWALS FROM THE CONTRACT?

Subject to limitations, you may transfer portions of your Accumulation Value among the Investment Accounts. For more information, see “Transfers” and “Transfer Policies Regarding Market Timing and Frequent Trading.”

You may surrender your Contract or take cash withdrawals at any time before all of your Accumulation Value is applied to an annuity option on the annuity starting date. All cash withdrawals must be for at least $1,000 or your entire Accumulation Value. For more information, see “Cash Withdrawals.” Cash withdrawals may be taxed. You may have to pay an IRS tax penalty on earnings if you take a cash withdrawal before age 59 1/2.

Intelligent Variable Annuity Prospectus	9

WHAT ARE MY OPTIONS FOR RECEIVING ANNUITY PAYMENTS UNDER THE CONTRACT?

You may elect to apply all or a portion of your Accumulation Value to receive guaranteed fixed annuity payments under the Contract that are payable from the General Account. The Contract offers a variety of annuity options, including: One-Life Annuities, which pay income as long as the Annuitant lives or until the end of a specified guaranteed period, whichever is longer; Fixed-Period Annuities, which pay income for a period of between 2 and 30 years; and Two-Life Annuities, which pay income as long as the Annuitant lives, then continues at either the same or a reduced level for the life of the Second Annuitant or until the end of a specified guaranteed period, whichever is greater. For more information, see “The Contract—the Annuity Period.”

WHAT DEATH BENEFITS ARE AVAILABLE UNDER THE CONTRACT?

A death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. The amount of the death benefit is the Accumulation Value on the Valuation Day we authorize payment of the death benefit. If, however, you have elected the Guaranteed Minimum Death Benefit (available for an extra charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit. For more information, see “Death Benefits.”

TIAA-CREF LIFE INSURANCE COMPANY AND TIAA

The Contracts are issued by TIAA-CREF Life Insurance Company (TIAA Life), a stock life insurance company organized under the laws of the State of New York on November 20, 1996. All of the stock of TIAA Life is held by Teachers Insurance and Annuity Association of America (TIAA). TIAA Life’s headquarters are at 730 Third Avenue, New York, New York 10017-3206. TIAA Life is solely responsible for its contractual obligations.

TIAA is a stock life insurance company, organized under the laws of the State of New York. It was founded on March 4, 1918, by the Carnegie Foundation for the Advancement of Teaching. TIAA is the companion organization of the College Retirement Equities Fund (CREF), the first company in the United States to issue a variable annuity. CREF is a nonprofit membership corporation established in the State of New York in 1952. Together, TIAA and CREF, form the principal retirement system for the nation’s education and research communities and form one of the largest retirement systems in the U.S., based on assets under management. CREF does not stand behind TIAA’s guarantees and TIAA does not guarantee CREF products.

THE SEPARATE ACCOUNT AND THE PORTFOLIOS

THE SEPARATE ACCOUNT

On July 27, 1998, we established TIAA-CREF Life Separate Account VA-1 under New York law. We own the assets in the Separate Account and we are obligated to pay all benefits under the Contract. We may use the Separate Account to support other variable annuity contracts we issue. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act and qualifies as a “separate account” within the meaning of the federal securities laws. This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Investment Accounts, each of which invests in shares of one Portfolio. The Investment Accounts buy and sell Portfolio shares at net asset value. Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

The assets in the Separate Account are kept separate from our General Account and our other separate accounts. Assets equal to the reserves and contract liabilities of the Separate Account will not be charged with liabilities that arise from any other business we may conduct. We may transfer assets, in excess of the reserves and contract liabilities of the Separate Account, to our General Account. All income, gains and losses, whether or not realized, of an Investment Account will be credited to or charged against that Investment Account without regard to our other income, gains or losses. The valuation of all assets in the Separate Account will be determined in accordance with all applicable laws and regulations. The Separate Account may include other Investment Accounts that are not available under the Contract and are not discussed in this prospectus.

THE PORTFOLIOS

The Separate Account invests in shares of certain Portfolios through various Investment Accounts. The Portfolios are open-end management investment companies registered with the SEC under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Portfolios by the SEC.

Certain Portfolios invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pay fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

Before investing, carefully read the Portfolios’ prospectuses. The Portfolios’ prospectuses contain more information on each Portfolio’s investment objectives, strategies, limitations, risks, expenses and investment managers. In addition, the Portfolios’ prospectuses may

10	Prospectus Intelligent Variable Annuity

detail additional fees, limitations or restrictions that may be imposed on the Investment Accounts and that we, in turn, may enforce against a Contract. The prospectus for each Portfolio is available by contacting us. In addition, if you receive a summary prospectus for a Portfolio, you may obtain a full statutory prospectus by referring to the contact information for the Portfolio Company on the cover page of the summary prospectus.

Payments from Portfolios

We (and our affiliates) may receive payments, which may be significant, from some or all of the Portfolios, their investment managers, distributors or affiliates thereof.

These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Portfolios. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the management fee deducted from Contract assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these management fees (see the Portfolios’ prospectuses for more information). The amount of the payments we receive may be based upon a percentage of the Portfolio’s assets owned by the Investment Accounts. These percentages differ from Portfolio to Portfolio. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts.

Some of the Portfolios have adopted distribution plans pursuant to Rule 12b-1 of the 1940 Act. Under these plans, we or our affiliates may receive some or all of a Portfolio’s 12b-1 fees. These fees currently range up to 0.25% of the average daily assets of certain Portfolios that are attributable to the Contracts. These payments are deducted from the assets of the Portfolios; therefore, they decrease the Portfolios’ investment return.

Furthermore, we (and our affiliates) receive additional compensation on assets invested in the TIAA-CREF proprietary funds because our affiliates receive payments from the Portfolios for investor advisory and/or other services. Thus, we may receive more revenue with respect to proprietary Portfolios than non-proprietary Portfolios.

These arrangement may be a factor that we consider in including any Portfolios as Investment Accounts of the Separate Account.

Selection of Portfolios

We select the Portfolios based on several criteria, including asset class coverage, the strength of the investment manager’s (or sub-adviser’s) reputation and record, investment performance and our ability to receive payments as described above.

We have added TIAA-CREF Portfolios at least in part because they are managed by our affiliate, Teachers Advisors, LLC. We review the Portfolios periodically and may remove a Portfolio or limit its availability for future transfers and allocations if we determine that the Portfolio no longer meets one or more of the selection criteria and/or if the Portfolio has not attracted significant allocation from Owners.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You are responsible for choosing your Investment Accounts and your allocations so that they are appropriate for your specific circumstances, including your goals, financial situation and risk tolerance. You should consult your registered representative who can provide advice on the Portfolios offered as not all of them may be suitable for long-term investment needs. You should monitor and periodically review your Investment Account selections and allocations to determine if they are still appropriate.

Portfolio Investment Managers and Investment Objectives

The following table summarizes each Portfolio’s investment objective(s). There is no assurance that any of the Portfolios will achieve its stated objective(s). You can find more detailed information about the Portfolios, including a description of risks and expenses, in the Portfolio prospectuses. You should read these prospectuses carefully.

Portfolio	Investment Manager	Investment Objective

TIAA-CREF Life Balanced Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return, consisting of capital appreciation and current income.

TIAA-CREF Life Core Bond Fund	Teachers Advisors, LLC	Seeks a favorable long-term return through income primarily from investment-grade fixed-income securities.

TIAA-CREF Life Growth Equity Fund	Teachers Advisors, LLC	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Life Growth & Income Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

TIAA-CREF Life International Equity Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

Intelligent Variable Annuity Prospectus	11

Portfolio	Investment Manager	Investment Objective

TIAA-CREF Life Large-Cap Value Fund	Teachers Advisors, LLC	Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Life Money Market Fund[1]	Teachers Advisors, LLC	Seeks high current income consistent with maintaining liquidity and preserving capital.

TIAA-CREF Life Real Estate Securities Fund	Teachers Advisors, LLC	Seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

TIAA-CREF Life Small-Cap Equity Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

TIAA-CREF Life Social Choice Equity Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain environmental, social and governance (“ESG”) criteria.

TIAA-CREF Life Stock Index Fund	Teachers Advisors, LLC	Seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets.

Calamos Growth and Income Portfolio	Calamos Advisors LLC	Seeks high long-term total return through growth and current income.

ClearBridge Variable Aggressive Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC (sub-advisor)	Seeks capital appreciation.

ClearBridge Variable Small Cap Growth Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC ClearBridge Investments, LLC (sub-advisor)	Seeks long-term growth of capital.

Credit Suisse Trust—Commodity Return Strategy Portfolio—Class I	Credit Suisse Asset Management LLC	Seeks total return.

Delaware VIP Diversified Income Series—Standard Class	Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited and Macquarie Investment Management Global Limited	Seeks maximum long-term total return consistent with reasonable risk.

Delaware VIP International Value Equity Series—Standard Class	Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited	Seeks long-term growth without undue risk to principal.

Delaware VIP Small Cap Value Series—Standard Class	Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited	Seeks capital appreciation.

DFA VA Equity Allocation Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks long-term capital appreciation.

DFA VA Global Bond Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

DFA VA Global Moderate Allocation Portfolio	Dimensional Fund Advisors LP	Seeks total return consisting of capital appreciation and current income.

DFA VA International Small Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks long-term capital appreciation.

DFA VA International Value Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks long-term capital appreciation.

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Portfolio	Investment Manager	Investment Objective

DFA VA Short-Term Fixed Portfolio	Dimensional Fund Advisors LP Dimensional Fund Advisors Ltd. (sub-advisor), & DFA Australia Limited (sub-advisor)	Seeks a stable real return in excess of the rate of inflation with a minimum of risk.

DFA VA US Large Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

DFA VA US Targeted Value Portfolio	Dimensional Fund Advisors LP	Seeks long-term capital appreciation.

Franklin Income VIP Fund—Class 1	Franklin Advisory Services, LLC	Seeks to maximize income while maintaining prospects for capital appreciation.

Franklin Mutual Shares VIP Fund—Class 1	Franklin Mutual Advisers, LLC	Seeks capital appreciation, with income as a secondary goal.

Franklin Small-Mid Cap Growth VIP Fund—Class 1	Franklin Advisory Services, LLC	Seeks long-term capital growth.

Janus Henderson Forty Portfolio	Janus Capital Management LLC	Seeks long-term growth of capital.

Janus Henderson Overseas Portfolio	Janus Capital Management LLC	Seeks long-term growth of capital.

Janus Henderson Mid Cap Value Portfolio	Janus Capital Management LLC Perkins Investment Management, LLC (sub-adviser)	Seeks capital appreciation.

John Hancock Emerging Markets Value Trust	John Hancock Variable Trust Advisors, LLC. Dimensional Fund Advisors LP (sub-advisor)	Seeks long term capital appreciation.

Matson Money Fixed Income VI Portfolio	Matson Money, Inc.	Seeks total return, consisting of current income and capital appreciation.

Matson Money International Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.

Matson Money U.S. Equity VI Portfolio	Matson Money, Inc.	Seeks long-term capital appreciation.

MFS Global Equity Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.

MFS Growth Series—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	Massachusetts Financial Services Company	Seeks capital appreciation.

MFS Utilities Series—Initial Class	Massachusetts Financial Services Company	Seeks total return.

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	Neuberger Berman Investment Advisers LLC	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s environmental, social and governance (ESG) criteria.

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	Neuberger Berman Investment Advisers LLC	Seeks growth of capital.

PIMCO VIT All Asset Portfolio—Institutional Class	Pacific Investment Management Company LLC Research Affiliates, LLC (sub-adviser)	Seeks maximum real return, consistent with preservation of real capital and prudent investment managements.

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with prudent investment management.

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Global Bond Portfolio (Unhedged)—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO VIT Real Return Portfolio—Institutional Class	Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II	PGIM Investments LLC, Jennison Associates LLC (sub-adviser)	Seeks long-term growth of capital.

Prudential Series Fund—Natural Resources Portfolio—Class II	PGIM Investments LLC, Allianz Global Investors U.S. LLC (sub-adviser)	Seeks long-term growth of capital.

Prudential Series Fund—Value Portfolio—Class II	PGIM Investments LLC, Jennison Associates LLC (sub-adviser)	Seeks capital appreciation.

PVC Equity Income Account I—Class 1	Principal Global Investors, LLC Edge Asset Management, Inc. (sub-advisor)	Seeks to provide current income and long-term growth of income and capital.

Intelligent Variable Annuity Prospectus	13

Portfolio	Investment Manager	Investment Objective

PVC MidCap Account—Class 1	Principal Global Investors, LLC Aligned Investors (sub-advisor)	Seeks long-term growth of capital.

Royce Capital Fund Micro-Cap Portfolio—Investment Class	Royce Investment Partners	Seeks long-term growth of capital.

Royce Capital Fund Small-Cap Portfolio—Investment Class	Royce Investment Partners	Seeks long-term growth of capital.

T. Rowe Price® Health Sciences Portfolio I	T.Rowe Price Associates, Inc.	Seeks long term capital appreciation.

T. Rowe Price® Limited-Term Bond Portfolio	T.Rowe Price Associates, Inc.	Seeks a high level of income consistent with moderate fluctuations in principal value.

Templeton Developing Markets VIP Fund—Class 1 Vanguard VIF Balanced Portfolio	Templeton Asset Management Ltd. Wellington Management Company LLP	Seeks long-term capital growth. Seeks long-term capital appreciation and reasonable current income.

Vanguard VIF Capital Growth Portfolio Vanguard VIF Conservative Allocation Portfolio	PRIMECAP Management Company The Vanguard Group, Inc.	Seeks to provide long-term capital appreciation. Seeks to provide current income and low to moderate capital appreciation.

Vanguard VIF Equity Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of large capitalization stocks.

Vanguard Global Bond Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measure the investment return of the global investment grade, fixed income market.

Vanguard VIF High Yield Bond Portfolio Vanguard VIF International Portfolio	Wellington Management Co. LLP Baillie Gifford Overseas Ltd. and Schroder Investment Management North America Inc.	Seeks to provide a high level of current income. Seeks to provide long-term capital appreciation.

Vanguard VIF Mid-Cap Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measure the investment return of mid-capitalization stocks.

Vanguard VIF Moderate Allocation Portfolio	The Vanguard Group, Inc.	Seeks to provide capital appreciation and low to moderate level of current income.

Vanguard VIF Real Estate Index Portfolio	The Vanguard Group, Inc.	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs and other real-estate related investments.

Vanguard VIF Small Company Growth Portfolio	ArrowMark Colorado Holdings, LLC, and The Vanguard Group, Inc.	Seeks to provide long term capital appreciation.

Vanguard VIF Total Bond Markets Value Trust	The Vanguard Group, Inc.	Seeks to track the performance of a broad, market-weighted bond index.

Vanguard VIF Total International Stock Market Index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.

Vanguard VIF Total Stock Market index Portfolio	The Vanguard Group, Inc.	Seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.

VY® Clarion Global Real Estate Portfolio—Class I	Voya Investments, LLC, CBRE Clarion Securities LLC (sub-adviser)	Seeks high total return consisting of capital appreciation and current income.

Wanger International	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

Wanger Select	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

Wanger USA	Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

14	Prospectus Intelligent Variable Annuity

Portfolio	Investment Manager	Investment Objective

Western Asset Variable Global High Yield Bond Portfolio—Class I	Legg Mason Partners Fund Advisor, LLC Western Asset Management Company, Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd, (sub-advisors)	Seeks to maximize total return.
[1]

There is no assurance that this Portfolio will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based insurance charges, the yield on this Investment Account may become low and possibly negative.

Note that the prospectuses for the Portfolios may provide information for other portfolios that are not available through the Contract. When you consult the Portfolio prospectuses, you should be careful to refer only to the information regarding the Portfolios listed above.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain Portfolios available under the Contract may be very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment manager. Nevertheless, the investment performance of the Portfolios available under the Contract may be lower or higher than the investment performance of these other (publicly available) portfolios. There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Contract will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment manager, the same investment objectives and policies, and/or a very similar or nearly identical name. Please read the prospectuses to obtain more complete information regarding the Portfolios. Keep this prospectus and the Portfolios’ prospectuses for future reference.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to take certain actions that we deem necessary to serve your best interests and appropriate to carry out the purposes of this Contract. When required by law, we will obtain approval by you, the SEC, and/or any appropriate regulatory authority. The actions that we may take include:

•	deregistering the Separate Account under the 1940 Act;

•	operating the Separate Account in any form permitted under the 1940 Act, or in any other form permitted by law;

•	taking any action necessary to comply with or obtain and continue any exemptions from the 1940 Act;

•	adding, combining or removing Investment Accounts in the Separate Account;

•

substituting, for the Portfolio shares held in any Investment Account, the shares of another class issued by the Portfolio, or the shares of another investment company or any other investment permitted by law;

•	change the way we deduct or collect charges under the Contract, but without increasing the charges unless and to the extent permitted by other provisions of this Contract;

•	making any other necessary technical changes in this Contract in order to conform with any action this provision permits us to take; and

•	adding to, eliminating, or suspending your ability to allocate Premiums or transfer Accumulation Value into any Investment Option.

We can add new Investment Accounts in the future that would invest in other Portfolios, funds or other investment vehicles. We don’t guarantee that the Separate Account, any existing Investment Account, or any Investment Account added in the future will always be available. We reserve the right to add or close Investment Accounts, substitute another Portfolio, fund or other investment vehicle without your consent, or combine Investment Accounts or Portfolios. A substituted Portfolio, fund or investment vehicle may have different fees and expenses. Substitutions and Investment Account closings may be made with respect to existing investments or the investment of future Premiums, or both. However, no substitution will be made without any necessary approval of the Securities and Exchange Commission. A Portfolio also may discontinue offering its shares to the Investment Accounts. In addition, we reserve the right to make other structural and operational changes affecting the Separate Account and the Contract.

We will notify you if any of these changes result in a material change in the underlying investments of an Investment Account of the Separate Account to which any part of your Accumulation Value is allocated. Information about any such change will be filed with any regulatory authority where required and will be subject to any required approval.

If you object to a material change and a portion of your Accumulation Value is attributable to the affected Investment Account, then you may transfer that value into another Investment Account.

To effect such transfers, we must receive your request in Good Order at our Administrative Office within 60 days of the postmarked notice of material change. We will not deduct a transfer charge for this transaction.

VOTING PORTFOLIO SHARES

The Separate Account is the legal owner of the shares of the Portfolios being offered through the Investment

Intelligent Variable Annuity Prospectus	15

Accounts in your Contract. It therefore has the right to vote its shares at any meeting of the Portfolios’ shareholders. Generally, open-end investment companies, such as the Portfolios, do not hold annual meetings of shareholders. However, if and when shareholder meetings are held, we will give you the right to instruct us how to vote the shares attributable to your Contract. If we don’t receive timely instructions from you, we will vote your shares in the same proportion as the voting instructions received on all outstanding Contracts. Please note that the effect of proportional voting is that a small number of Contract owners may control the outcome of a vote. We may vote the shares of the Portfolios in our own right in some cases, if we determine that we may legally do so.

The number of Portfolio shares attributable to you is determined by dividing your interest in the applicable

Investment Account by the net asset value of the underlying Portfolio.

THE CONTRACT—THE ACCUMULATION PERIOD

The Non-Qualified Contract is an individual flexible-premium (you can contribute varying amounts) deferred variable annuity that accepts only after-tax dollars. The rights and benefits of the Contract are summarized below. However, the descriptions you read here are qualified entirely by the Contract itself.

PURCHASING A CONTRACT AND REMITTING PREMIUMS

Minimum Initial and Maximum Additional Premiums: We will issue you a Non-Qualified Contract as soon as we receive, in Good Order at our Administrative Office, your complete and accurate application, Premium, and all other information we may require. Initial Premiums must be for at least $2,500.

Please send your check, payable to TIAA Life Insurance Company, along with the application to:

New Business Dept.

TIAA Life Insurance Co.

P.O. Box 1291

Charlotte, NC 28201-9908

Note that we cannot accept money orders, travelers’ checks, or cash. In addition, we will not accept a third-party check where the relationship of the payer to the Contract owner cannot be identified from the face of the check. We will credit your initial Premium within two Business Days after we receive all necessary information or the Premium itself, whichever is later. If we don’t have the necessary information within five Business Days, we’ll return your initial Premium at that time unless you provide us specific consent to retain the initial Premium until your application is complete and in Good Order.

Additional Premiums: Additional Premiums must be for at least $50. We reserve the right to limit Premiums to no more than $1,000,000 a year.

Send a check, payable to TIAA Life Insurance Company, including your Contract number, to:

TC-Life VA Collections

P.O. Box 933866

Atlanta, GA 31139-3866

These Premiums will be credited as of the Business Day we receive them, and allocated in the same way as your investment instructions currently on file, unless you instruct otherwise. Currently, TIAA Life will accept Premiums at any time both the Contract owner(s) and the Annuitant(s) are living and your Contract is in the Accumulation Period. However, we reserve the right not to accept Premiums under this Contract after you have been given three months’ notice.

If we exercise our right to reject and/or place limitations on the acceptance and/or allocation of additional Premium, you may be unable to, or limited in your ability to, increase your Accumulation Value through additional Premium, and this restriction may also impact the value of any future benefits under the optional GMDB if elected, or any future Annuitization election. Before you purchase the Contract and determine the amount of your initial premium, you should consider the fact that we may suspend, reject or limit additional Premiums at some point in the future. You should consult with your registered representative before purchase.

Electronic Payment. You may make initial or subsequent investments by electronic payment. You may also establish an automatic investment plan using Electronic Funds Transfers (EFT) by completing an authorization form. If the automatic investment plan is used for a Qualified Contract, the Contract owner should consult a tax adviser for advice regarding maximum contributions. A federal wire is usually received the same day and an Automated Clearing House (“ACH”) credit or debit transfer is usually received by the second day after transmission. Be aware that your bank may charge you a fee to wire funds, although an ACH transfer is usually less expensive than a federal wire. Here’s what you need to do:

1.	If you are sending in an initial Premium, send us your application;

2.	Instruct your bank to wire money to:

Wells Fargo

ABA Number 121000248

San Francisco, CA

Account of: TIAA-CREF Life Insurance Company

Account Number: 2000035305820

3.	Specify on the wire:

•	Your name, address and Social Security Number (s) or Taxpayer Identification Number

•	Indicate if this is for a new application or existing Contract (provide Contract number if existing)

More About Remitting Premiums. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until

16	Prospectus Intelligent Variable Annuity

the third party service administrator has received such Premiums along with any necessary information.

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the U.S. government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions, including us, to obtain, verify and record information that identifies each person who opens an account.

What this means for you: When you open an account, we will ask for your name, residential address, date of birth, social security number and other information that will allow us to identify you, such as your home telephone number. Until you provide us with the information we need, we may not be able to issue a contract or effect any transactions for you.

If we are unable to verify your identity, or that of another person authorized to act on your behalf, or if we believe that we have identified potentially criminal activity, we reserve the right to take such action as we deem appropriate, which may include cancelling your contract.

Certain Restrictions. You may only open one Contract in any calendar year. Except as otherwise described in this prospectus, the Contract doesn’t restrict how large your Premiums are or how often you send them, although we reserve the right to impose restrictions in the future.

We reserve the right to reject any Premium payment or to place dollar limitations on the amount of a Premium. If mandated under applicable law, including federal laws designed to counter terrorism and prevent money laundering, we may be required to reject a Premium payment. We may also be required to block a Contract owner’s account and refuse to pay any request for transfers, annuity payments, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

Investment Account Accumulation

At the end of any Business Day, the Accumulation Value in each Investment Account is equal to the number of Accumulation Units in each Investment Account multiplied by the Accumulation Unit value for that Investment Account.

The Number of Accumulation Units in any Investment Account at the end of the day will be increased by:

•	Premiums allocated to that Investment Account; and

•	Transfers from another Investment Account;

And will be decreased by:

•	Deductions of Premium taxes incurred for the Investment Account; and

•	Withdrawals from Accumulation Value in the Investment Account; and

•	Annuitization of Accumulation Value in the Investment Account; and

•	Transfers to another Investment Account; and

•	Any portion of the death benefit paid; and

•	Annual maintenance fee that has been deducted from the Investment Account; and

•	Redemption charges imposed by a Portfolio underlying an Investment Account.

Every time you allocate or transfer money to or from an Investment Account, we convert that dollar amount into Accumulation Units. We determine the number of Accumulation Units we credit to, or subtract from, your Contract by dividing the dollar amount of the transaction by the Accumulation Unit value for that Investment Account at the end of the Business Day.

ACCUMULATION UNIT VALUE

We determine an Accumulation Unit value for each Investment Account to reflect how investment performance affects the Accumulation Value. Unit values will vary among Investment Accounts. The Unit value may increase or decrease from one Business Day to the next.

The Accumulation Unit value of any Investment Account at the end of any Business Day equals:

•	The Accumulation Unit value of the Investment Account on the immediately preceding Business Day; multiplied by

•	The net investment factor for that Investment Account on that Business Day.

The net investment factor:

•	Measures the investment performance of an Investment Account from one Business Day to the next;

•	Increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio;

•	Decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the underlying Portfolio expenses; and

•	During the first 10 contract years, decreases to reflect the mortality and expense risk charge which is based upon the following annual rates applied to total value in all Investment Accounts:

•	0.40% if the value of Accumulation Units in all Investment Accounts is less than $100,000;

•	0.25% if the value of Accumulation Units in all Investment Accounts is from $100,000 to $500,000; and

•	0.15% if the value of Accumulation Units in all Investment Accounts is more than $500,000.

•	In contract years 11 and later, the annual rate is 0% regardless of the value of Accumulation Units in all Investment Accounts;

•	Decreases to reflect an Administrative Expense charge of 0.10% (0.30% maximum) for all contract years; and

•	If applicable, decreases to reflect the Guaranteed Minimum Death Benefit (GMDB) rider charge of 0.10%.

Intelligent Variable Annuity Prospectus	17

Accumulation Unit values on any non-Business Day are determined using the Unit values as of the most recent prior Business Day.

We deduct the mortality and expense risk charge to compensate us for certain mortality and expense risks we assume, and for certain expenses we incur. The mortality risk is the risk that an Annuitant will live for a longer time than we project. The expense risk is the risk that the expenses that we incur will exceed the Contract charges.

In order to accommodate the varying mortality and expense risk charges, as well as the application of the GMDB rider charges on certain Contracts, separate Accumulation Unit values will be maintained via different charge bands. On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium or withdrawal we also will transfer Accumulation Units between bands if the Premium or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

GENERAL CONSIDERATIONS FOR ALL TRANSFERS AND CASH WITHDRAWALS

You can tell us how much you want to transfer or withdraw in dollars, Accumulation Units, or as a percentage of your Accumulation Value.

Transfers and cash withdrawals are effective at the end of the Business Day we receive your request and any required information and documentation. Transfers and cash withdrawals made at any time other than during a Business Day will be effective at the end of the next Business Day.

TRANSFERS

You can transfer some (at least $250 at a time) or the entire amount you accumulate under your Contract among the Separate Account’s Investment Accounts. Currently, we limit the number of transfers you may make among the Investment Account options. Please see “Transfer Policies Regarding Market Timing and Frequent Trading.” We do not assess a transfer charge.

To request a transfer, write to or call our Administrative Office, or go to our Web Center’s account access feature at www.tiaa.org. If you make a telephone or Internet transfer at any time other than during a Business Day, it will be effective at the close of the next Business Day. We can suspend or terminate your ability to transfer by telephone, fax, or over the Internet at any time for any reason.

TRANSFER POLICIES REGARDING MARKET TIMING AND FREQUENT TRADING

There are Contract owners who may try to profit from transferring money back and forth among Investment Accounts in an effort to “time” the market. As money is shifted in and out of these Investment Accounts, we incur transaction costs and the underlying Portfolios incur expenses for buying and selling securities. These costs are borne by all Contract owners. In addition, market timing can interfere with efficient portfolio management and cause dilution, if timers are able to take advantage of pricing inefficiencies. The risk of pricing inefficiencies can be particularly acute for Portfolios invested primarily in foreign securities, such as the TIAA-CREF Life International Equity Fund.

We have adopted policies and procedures to discourage market timing activity and control certain transfer activity. We have the right to modify our policies and procedures at any time without advance notice. Under these policies and procedures, if, within a 60-day calendar day period, a Contract owner redeems or exchanges any monies out of an Investment Account that holds shares of a Portfolio (other than an Investment Account that invests in the TIAA-CREF Life Money Market Fund and transfers made pursuant to the dollar cost averaging and automatic account rebalancing programs), subsequently purchases or exchanges any monies back into that same Investment Account holding shares of the Portfolio and then redeems or exchanges any monies out of the same Investment Account, the Contract owner will not be permitted to make electronic transfers (i.e., transfers over the Internet, by telephone or fax) back into that same Investment Account holding shares of the Portfolio through a purchase or exchange for 90 calendar days.

To the extent permitted by applicable law, we may reject, limit, defer or impose other conditions on transfers into or out of an Investment Account in order to curb frequent transfer activity to the extent that comparable limitations are imposed on the purchase, redemption or exchange of shares of any of the Portfolios under the separate account.

If we regard the transfer activity as disruptive to an underlying Portfolio’s efficient portfolio management, based on the timing or amount of the investment or because of a history of excessive trading by the investor, we may limit a Contract owner’s ability to make transfers by telephone, fax or over the Internet. We also may stop doing business with financial advisors who engage in excessive transfer activity on behalf of their clients. Because we have discretion in applying these policies, it is possible that similar activity could be handled differently with the result that some market timing activity may not be detected.

We seek to apply our market timing and other transfer policies uniformly to all Contract owners. We reserve the right to waive these policies where management believes that the waiver is in the Contract owners’ best interests and that imposition of the policy’s restrictions is not necessary to protect Contract owners from the effects of short-term trading. Except as stated above, no exceptions are made with respect to the policies. The Contract is not appropriate for market timing. You should not invest in the Contract if you want to engage in market timing activity.

To the extent permitted by applicable law, we may not accept or we may defer transfers at any time that we are

18	Prospectus Intelligent Variable Annuity

unable to purchase or redeem shares of any of the Portfolios under the Separate Account.

Contract owners seeking to engage in market timing may deploy a variety of strategies to avoid detection, and, despite our efforts to discourage market timing, there is no guarantee that TIAA Life or its agents will be able to identify all market timers or curtail their trading practices. If we do not identify or curtail market timers, there could be dilution in the value of account shares held by long-term Contract owners, increased transaction costs, and interference with the efficient portfolio management of the affected Portfolio.

The Portfolios available as investment options under the Contract may have adopted their own policies and procedures with respect to market timing and excessive trading of their respective shares. The prospectuses for the Portfolios describe any such policies and procedures. The policies and procedures of a Portfolio may be different, and more or less restrictive, than our policies and procedures or the policies and procedures of other Portfolios. While we reserve the right to enforce these policies and procedures, we may not have the contractual authority or the operational capacity to apply the market timing and excessive trading policies and procedures of the Portfolios. However, we have entered into a written agreement, as required by SEC regulation, with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers by specific Contract owners who violate the market timing and excessive trading policies established by the Portfolio.

CASH WITHDRAWALS

You can withdraw some or all of your Accumulation Value in the Investment Accounts. Cash withdrawals must be for at least $1,000 (or your entire Accumulation Value, if less). Any withdrawal that would reduce your entire Accumulation Value below $1,000 will be considered a request for a full surrender. Surrenders from Qualified Contracts may be restricted or prohibited. There’s no charge for cash withdrawals. If you do not specify which Investment Accounts to take the withdrawal from, we will take it from all of your Investment Accounts in proportion to the value you have in each Investment Account.

If you withdraw your entire Accumulation Value in the Separate Account, we’ll cancel your Contract and all of our obligations to you under the Contract will end. We will deduct the annual maintenance fee from any surrender proceeds.

Withdrawals are subject to income tax, and a 10% penalty tax may apply if you are under age 59 1/2. (See “Federal Income Taxes.”)

SYSTEMATIC WITHDRAWALS

If your Accumulation Value is at least $10,000, you may have withdrawals made from one or more of the Investment Accounts on a systematic basis. Systematic withdrawals can be made monthly, quarterly, semi-annually or annually, from the first to the twenty-eighth day of the month. If the scheduled date of a systematic withdrawal is not a Business Day, the withdrawal will be deemed as a redemption request made on the next Business Day and priced accordingly.

The starting date for systematic withdrawals must be at least seven calendar days after we receive all required forms in Good Order. Systematic withdrawals will continue until the earliest of the following:

•	the date you tell us to stop, or

•	your Accumulation Value in any Investment Account is insufficient, or

•	a withdrawal would cause your Accumulation Value to fall below $1,000, or

•	your death, or

•	the Annuitant’s death.

A periodic withdrawal amount must be either in dollars, or in percentage of Accumulation Value, or in numbers of Accumulation Units. The initial periodic withdrawal amount must be at least $100. Systematic withdrawals paid by check may be subject to a fee of up to $5 per payment. You may not have more than one systematic withdrawal program in effect at any one time.

Systematic withdrawals are not available to you while you own any other deferred annuities issued by us that:

•	were issued during the calendar year in which the Contract was issued, and

•	have an Accumulation Value greater than zero.

Systematic withdrawals are subject to all provisions applicable to withdrawals, except as otherwise provided herein. We may restrict the availability of systematic withdrawals from any new Investment Accounts that are added to your Contract after the issue date of the Contract. We may terminate the availability of future systematic withdrawals with ninety days’ advance written notice to you.

DOLLAR COST AVERAGING

If your Accumulation Value is at least $10,000, you may elect to participate in a dollar cost averaging program by providing us with acceptable notice. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of your Premium into the Investment Accounts over a period of time by systematically and automatically transferring, on a periodic basis, specified dollar amounts from the TIAA-CREF Life Money Market Account to any Investment Account(s). This allows you to potentially reduce the risk of investing most of your Premium into the Investment Accounts at a time when prices are high. We do not assure the success of this strategy, and success depends on market trends. We cannot guarantee that dollar cost averaging will result in a profit or protect against loss. You should carefully consider your financial ability to continue the program over a long enough

Intelligent Variable Annuity Prospectus	19

period of time to purchase Accumulation Units when their value is low as well as when it is high.

You choose whether transfers will be made on a monthly or a quarterly basis on the 1st through the 28th day of the month. If you don’t select a timing basis, we will make monthly transfers. Equal amounts (minimum $100) are automatically transferred from the TIAA-CREF Life Money Market Investment Account to your designated “target Investment Options” in the percentages selected. You may have multiple target Investment Options.

The starting date of a dollar cost averaging program must be at least seven calendar days after we receive all required forms in Good Order, and a dollar cost averaging program cannot begin during the “free look” period. We reserve the right to allow you to start only one dollar cost averaging program in any contract year or successive 12 month period. If an automatic account rebalancing program is in effect, a dollar cost averaging program cannot be initiated.

Dollar cost averaging will end if we receive (in Good Order) a request to cancel the participation, the value of the TIAA-CREF Life Money Market Investment Account is insufficient to make the transfer, or the specified number of transfers has been completed. We may suspend dollar cost averaging program transfers with ninety days written notice to you. We reserve the right to terminate the dollar cost averaging program.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent Trading.”

AUTOMATIC ACCOUNT REBALANCING PROGRAM

You may elect to participate in an automatic account rebalancing program by providing us with notice in Good Order. Automatic account rebalancing will allow you to maintain your specified allocation mix among the Investment Options. You direct us to readjust your allocations on a monthly, quarterly, semi-annual or annual basis on the 1st through the 28th day of the month.

We reserve the right to allow you to start only one automatic account rebalancing program in any contract year or successive 12-month period. If a dollar cost averaging program is in effect, an automatic account rebalancing program cannot be initiated.

Automatic account rebalancing will end if we receive an acceptable request to cancel your participation. We reserve the right to terminate the automatic account rebalancing program for a particular Contract.

This program is excluded from our Transfer Policies Regarding Market Timing and Frequent Trading. See “Transfer Policies Regarding Market Timing and Frequent  Trading.”

WITHDRAWALS TO PAY ADVISORY FEES

In certain situations, as agreed to between you and a registered investment adviser, you can set up a program to have money withdrawn directly from your Contract to pay your advisor. You will be required to complete and return certain forms to effect these cash withdrawals, indicating how you want the money to be withdrawn. If you do not specify how you want the money withdrawn, we will make the withdrawal from each of your Investment Accounts on a pro rata basis. For a Non-Qualified Contract, the withdrawal will be treated like any other distribution; it may be included in gross income for federal tax purposes and, if the Owner is under age 59 1/2, it may be subject to a 10% penalty tax. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

The IRS has privately ruled that withdrawals to pay advisory fees under some insurer’s non-qualified contracts will not be treated as taxable distributions. TIAA did not obtain a ruling of this type of transaction for your Contract and the Contract has not been changed to prepare for such a ruling request. You should consult a tax advisor regarding the tax treatment of the payment of advisor fees from your Contract.

You may use systematic withdrawals to pay these advisory fees. Such withdrawals must be quarterly, not earlier than the seventh Business Day after the end of a calendar quarter. The amount withdrawn must be specified in dollars or in percentage of your Accumulation Value as of the end of the quarter. The financial advisor may request that we stop making withdrawals. We may determine the eligibility of financial advisors for systematic withdrawal payments. These fees will go to individual registered investment advisers who are not affiliated with us. These fees are not Contract charges retained by us. These fees also are not the investment advisory fees paid by the underlying Portfolios. We will not assess any charge for the withdrawal of these fees.

TAX ISSUES

Make sure you understand the possible federal and other income tax consequences of transfers and cash withdrawals. Cash withdrawals are taxed at the rates for ordinary income—i.e., they are not treated as capital gains. Withdrawals before age 59 1/2 may subject you to early-distribution taxes and a 10% penalty tax as well. For more information, see “Federal Income Taxes,” “The Contract—the Annuity Period.”

CHARGES

SEPARATE ACCOUNT CHARGES

We deduct charges each Business Day from the assets of each Investment Account for various services required to administer the Separate Account and the Contracts and to cover certain insurance risks borne by TIAA Life. While TIAA Life reserves the right to increase the Separate Account charges at any time, we will provide at least three months’ notice before any raise.

20	Prospectus Intelligent Variable Annuity

Administrative Expense Charge: This charge is for administration and operations, such as allocating Premiums and administering Accumulation Value. The daily deduction is equivalent to 0.30% of Accumulation Value annually.

We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

We currently waive a portion of the Administrative Expense Charge, so that the current Administrative Expense Charge is 0.10%. While we reserve the right to increase this charge at any time, we will provide at least three months’ notice before we raise the Administrative Expense Charge above 0.10%.

Mortality and Expense Risk Charge. We impose a daily charge as compensation for bearing certain mortality and expense risks in connection with the Contracts. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

The mortality and expense risk charge assessed under your Contract depends upon your Accumulation Value. The mortality and expense risk charge rate is lower for each higher band of Accumulation Value. The daily deduction is equivalent to the following percentages of Accumulation Value annually:

During the First 10 Contract Years:
Band 1: If Accumulation Value is less than $100,000:	0.40%
Band 2: If Accumulation Value is between $100,000–$500,000:	0.25%
Band 3: If Accumulation Value is greater than $500,000:	0.15%
After the First 10 Contract Years:	0.00%

On the last Business Day of each month, we will transfer Accumulation Units between bands if your Accumulation Value on that day increases above or decreases below a particular band breakpoint. In addition, on any Business Day in which you make a Premium, or withdrawal, we also will transfer Accumulation Units between bands if the Premium or withdrawal causes your Accumulation Value on that day to increase above or decrease below a particular band breakpoint.

Our mortality risks come from our obligations under the Contracts to make annuity payments under the One-Life Annuity and the Two-Life Annuity and to pay death benefits before the Annuity Period begins. We assume the risk of making annuity payments regardless of how long the Annuitant (s) may live or whether the mortality experience of Annuitants as a group is better than expected. We also bear a risk in connection with our Guaranteed Minimum Death Benefit guarantee, since this death benefit may be more than your Accumulation Value.

Our expense risk is the possibility that our actual expenses for administering and marketing the Contract and for operating the Separate Account will be higher than the amount recovered through the administrative expense charge.

If the mortality and expense risk charge isn’t enough to cover our costs, we will absorb the deficit. On the other hand, if the charge more than covers costs, we will profit. We will pay a fee from our General Account assets, which may include amounts derived from the mortality and expense risk charge, to TIAA-CREF Individual & Institutional Services, LLC (“TC Services”), the principal underwriter of the Contract.

Guaranteed Minimum Death Benefit Charge. If you elect the Guaranteed Minimum Death Benefit, we will assess an additional maximum charge of 0.10% of Accumulation Value, on an annual basis, as compensation for providing this guaranteed benefit. We deduct the charge daily from the net investment factor when calculating the Accumulation Unit values for the Investment Accounts.

OTHER CHARGES AND EXPENSES

Portfolio Expenses. Each Investment Account purchases shares of the corresponding Portfolio at net asset value. Certain deductions and expenses of the underlying Portfolios are paid out of the assets of the Portfolios. These expenses may include charges for portfolio accounting, custody, and other services provided to the Portfolio. The Portfolios’ investment advisers also are entitled to an annual management fee based on a percentage of the average daily net assets of each Portfolio. Portfolio expenses are not fixed or specified under the terms of the Contract, and may change periodically. For further information, consult the Portfolios’ prospectuses and the Annual Operating Expense table included in the summary of this prospectus.

No Deductions from Premiums. The Contract provides for no front-end charges.

Premium Taxes. Premium taxes may apply with respect to the Contract. (See “Premium Taxes” in the “Taxes” section below). We normally will deduct any charges for premium taxes from your Accumulation Value when it’s applied to provide annuity payments. However, if a jurisdiction requires that premium taxes be paid at other times, such as when Premiums are paid or when cash withdrawals are taken, we’ll deduct premium taxes then.

Annual Maintenance Fee. Your Contract will be subject to an annual maintenance fee of $25 to compensate us for the expenses associated with administering your Contract. We will assess this fee on every annual anniversary of your Contract and on surrender of your Contract. We will waive the annual maintenance fee if your Accumulation Value exceeds $25,000 on the anniversary date of your Contract or the day you surrender your Contract. If your Accumulation Value in the TIAA-CREF Life Money Market Investment Account is greater than the amount of the maintenance fee, we will deduct the fee from the TIAA-CREF Life Money Market Investment Account. Otherwise, we will deduct the fee from the Investment Accounts in proportion the

Intelligent Variable Annuity Prospectus	21

Accumulation Value in each Investment Account. We do not deduct this charge during the Annuity Period.

Transfer Charge. We do not charge you for transfers.

Surrender Charge. We do not deduct any surrender charges if you withdraw all Accumulation Value from the Contract, although we will assess the annual maintenance fee.

THE CONTRACT—THE ANNUITY PERIOD

You can apply your Accumulation Value to provide annuity payments from a fixed account that is part of our General Account. Annuity payments will be based, among other things, on the amount of your Accumulation Value selected for annuitization, your choice of Income Option, and your choice among the payout options. You may elect to receive monthly, quarterly, semi-annual or annual payments. If your annuity payments would be less than $100 under the payment option you choose, we may make annuity payments less frequently than that. The total value of annuity payments made to you may be more or less than the total Premiums you paid under the Contract.

Before choosing to annuitize, you should consult your tax advisor. See “Federal Income Taxes.”

WHEN ANNUITY PAYMENTS BEGIN

Generally you pick the date when you want annuity payments to begin when you first apply for a Contract. The date you choose cannot be later than the Annuitant’s 95th birthday, and if you select a date that is later than the Annuitant’s 90th birthday, then you may only select a Fixed-Period Annuity. You can choose or change this annuity starting date at any time before annuity payments begin, and you may establish multiple annuity starting dates if you choose to annuitize only a portion of your Accumulation Value. In any case, the annuity starting date for any selected annuitization will be the first Business Day of a month and cannot be earlier than fourteen months after the day your Contract is issued (twelve months for Contracts issued in Florida). Your first annuity check may be delayed while we process your choice of Income Options and calculate the amount of your initial payment.

For payments to begin on the annuity starting date you chose, we must have received all information and documentation necessary for the Income Option you’ve picked. If we haven’t received all the necessary information, we’ll defer the annuity starting date until the first Business Day of the month after the information has reached us at our Administrative Office in Good Order, but not beyond the Annuitant’s 95th birthday. Please note the following:

•

If you haven’t picked any Income Option by the first Business Day of the month in which the Annuitant turns age 90 or if we have not otherwise received all the necessary information by this date, we will begin payments under a One-Life Annuity with, if allowed under federal tax law, a ten year guaranteed period.

•

If you have selected a One-Life Annuity or Two-Life Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 90, then you will be deemed to have chosen that date as the annuity starting date.

•

If you have selected a Fixed-Period Annuity for which you have not chosen an annuity starting date prior to the first Business Day of the month in which the Annuitant turns age 95, then you will be deemed to have chosen that date as the annuity starting date (if allowed under applicable law).

All annuity payments will be made out of the fixed account. We’ll send your annuity payments by mail to your home address or (on your request) by mail or electronic fund transfer to your bank. If the address or bank where you want your payments changes, it’s your responsibility to let us know. We can send payments to your residence or most banks abroad. Special tax forms, withholding and other requirements may apply with respect to payments sent overseas. Please see your qualified tax adviser.

INCOME PAYMENTS

Your payments are based on your Accumulation Value selected for annuitization determined on the last Business Day before the annuity starting date. At the annuity starting date, the dollar amount of each annuity payment resulting from your Accumulation Value selected for annuitization is fixed, based upon:

•	the annuity option you choose

•	the length of the fixed period or guaranteed period, as applicable

•	the frequency of payment you choose

•	the ages of the Annuitant and any Second Annuitant, and

•	the current annuity rates, not to be less than those specified in your Contract’s rate schedule.

Payments are not variable—they won’t change based on the investment experience of any Investment Account.

ANNUITY OPTIONS

You have a number of different annuity options, although if you select an annuity date that is later then the Annuitant’s 90th birthday, you may only select a Fixed-Period Annuity. The current options are:

•

One-Life Annuities with or without Guaranteed Period. Pays income as long as the Annuitant lives. If you opt for a guaranteed period (10, 15 or 20 years) and your Annuitant dies before it’s over, income payments will continue to you or your Beneficiary until the end of the period. If you don’t opt for a guaranteed period, all payments end at the Annuitant’s death—so that it’s possible for you to receive only one payment if your Annuitant dies less than a month after payments start.

22	Prospectus Intelligent Variable Annuity

•

Fixed-Period Annuities. Pays income for a stipulated period of not less than two nor more than thirty years. At the end of the period you’ve chosen, payments stop. If you die before the period is up, your Beneficiary becomes the Contract owner.

•

Two-Life Annuities with or without Guaranteed Period. Pays income to you as long as the Annuitant or Second Annuitant lives, then continues at either the same or a reduced level for the life of the survivor, or until the end of the specified guaranteed period, whichever period is longer. There are three types of two-life annuity options, all available with or without a guaranteed period—Full Benefit While Either the Annuitant or the Second Annuitant is Alive, Two-Thirds Benefit After the Death of Either the Annuitant or the Second Annuitant, and a Half- Benefit After the Death of the Annuitant.

Your Beneficiary has the right to receive in a lump sum the commuted value of any periodic payments or other amounts remaining due under a Fixed-Period Annuity or Life Annuity with a Guaranteed Period. The commuted value, which is the present value of annuity payments used when an annuity will be paid in a lump sum instead of a series of payments, is equal to the sum of payments less the interest that would have been earned from the effective date of the commuted value calculation to the date each payment would have been made. The interest rate used is the same as that used to determine the guaranteed amount of the annuity payments.

DEATH BENEFITS

AVAILABILITY; CHOOSING BENEFICIARIES

Unless the “Special Option For Spouses” described immediately below applies, the death benefit will be paid if either the Owner or Annuitant dies during the Accumulation Period. When you fill out an application for a Contract, you name one or more Beneficiaries to receive the death benefit if you die. You can change your Beneficiary at any time during the Accumulation Period. For more information on designating Beneficiaries, contact TIAA Life or your legal adviser.

SPECIAL OPTION FOR SPOUSES

If the surviving spouse is the sole Beneficiary when the Owner dies, the surviving spouse can choose to become the Contract owner and continue the Contract, or receive the death benefit. If the surviving spouse does not make a choice within 60 days after we receive (in Good Order) proof of death, the surviving spouse will automatically become Contract owner and Annuitant, and no death benefit will be paid.

DEFINITION OF SPOUSE UNDER FEDERAL LAW

A person who meets the definition of “spouse” under federal law may avail themselves of certain contractual rights and benefits. Any right of a spouse that is made available to continue the Policy and all Policy provisions relating to spouses and spousal continuation are available only to a person who meets the definition of “Spouse” under federal law. IRS guidance provides that civil unions and domestic partnerships that may be recognized under state law are not marriages unless denominated as such. Consult a qualified tax adviser for more information on this subject.

AMOUNT OF DEATH BENEFIT

The amount of the death benefit is your Accumulation Value on the Valuation Day we authorize payment of the death benefit. We will authorize payment of a Beneficiary’s portion of the death benefit on the date we receive (in Good Order) due proof of death of an Owner or Annuitant and all information required to be furnished for payment of that Beneficiary’s portion of the death benefit.

If you have elected the Guaranteed Minimum Death Benefit (for an additional charge), and this amount is greater than the Accumulation Value, we will instead pay the Guaranteed Minimum Death Benefit (see below).

GUARANTEED MINIMUM DEATH BENEFIT OPTION

If you elected the Guaranteed Minimum Death Benefit option (for an additional charge) and, on the Business Day we authorize payment of the death benefit, this amount is greater than the Contract death benefit (which is equal to the Accumulation Value), then we will pay the Guaranteed Minimum Death Benefit instead of the Contract death benefit. The Guaranteed Minimum Death Benefit on any Business Day is equal to the sum of all Premiums credited under the Contract less the “adjusted sum” of each withdrawal made.

The adjusted sum of each withdrawal made is equal to the sum of each withdrawal multiplied by the greater of (1) or the following:

•	the value of the Guaranteed Minimum Death Benefit on the Business Day preceding the withdrawal divided by

•	the Accumulation Value on the Business Day of the withdrawal excluding the effect of any transactions on that day.

Multiple withdrawals made on any single day will be aggregated for the purpose of this calculation.

Depending on your Accumulation Value on the date of the withdrawal, the “adjusted sum” of any withdrawal could result in a reduction in your Guaranteed Minimum Death Benefit that is greater than the dollar amount of your withdrawal.

The following example is intended to illustrate how we calculate the Guaranteed Minimum Death Benefit and the impact of withdrawals. Assume:

•	On July 16th, an initial Premium of $10,000 is received by us and the Contract is issued.

•	The Accumulation Value equals $10,000.

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•	The Contract death benefit, which is equal to the Accumulation Value, is also $10,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($0), also equals $10,000.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $10,000. Because the Guaranteed Minimum Death Benefit is not greater than the Contract death benefit, we will not instead pay the Guaranteed Minimum Death Benefit.

•	On August 21st, a withdrawal of $2,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $8,500. After the withdrawal, the Accumulation Value equals $6,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $6,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $2,000 withdrawal is equal to the withdrawal ($2,000) multiplied by the greater of:

1.	(1); or

2.

the prior Business Day’s Guaranteed Minimum Death Benefit ($10,000) divided by the current Accumulation Value excluding the effect of any transactions on that day ($8,500). This equals 1.1764706 ($10,000/$8,500).

•	Because 1.176 is greater than 1, the withdrawal ($2,000) is multiplied by 1.1764706 to equal $2,352.94.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($10,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $7,647.06.

If a death benefit were to be paid on this date, it would be equal to the Guaranteed Minimum Death Benefit of $7,647.06, because this amount is greater than the Contract death benefit of $6,500.

•	On September 1st, an additional Premium of $20,000 is received by us.

•	Assume that prior to receipt of the Premium, the Accumulation Value equals $9,000. After the Premium is received, the Accumulation Value equals $29,000.

•	The Contract death benefit, which is equal to the Accumulation Value after the Premium is received, is $29,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($2,352.94), equals $27,647.06 ($30,000–$2,352.94).

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $29,000, which is greater than the Guaranteed Minimum Death Benefit of $27,647.06.

•	On September 28th, a withdrawal of $5,000 is made from the Contract.

•	Assume that prior to the withdrawal, the Accumulation Value equals $31,500. After the withdrawal, the Accumulation Value equals $26,500.

•	The Contract death benefit, which is equal to the Accumulation Value after the withdrawal, is $26,500.

•	The Guaranteed Minimum Death Benefit is equal to the sum of all Premiums less the “adjusted sum” of each withdrawal.

•	The “adjusted sum” of the $5,000 withdrawal is equal to the withdrawal ($5,000) multiplied by the greater of:

1.	1; or

2.

the prior Business Day’s Guaranteed Minimum Death Benefit ($27,647.06) divided by the current Accumulation Value excluding the effect of any transactions on that day ($31,500). This equals 0.877684 ($27,647.06/$31,500).

•	Because 1 is greater than 0.877684, the withdrawal ($5,000) is multiplied by 1 to equal $5,000.

•	The Guaranteed Minimum Death Benefit, which is equal to the sum of all Premiums ($30,000=$10,000+$20,000) less the “adjusted sum” of each withdrawal ($7,352.94=$2,352.94+$5,000), equals $22,647.06.

If a death benefit were to be paid on this date, it would be equal to the Contract death benefit of $26,500, which is greater than the Guaranteed Minimum Death Benefit of $22,647.06.

The Guaranteed Minimum Death Benefit is a guaranteed minimum, which means that we will only pay this amount if it is greater than the Contract death benefit.

The daily charge for the Guaranteed Minimum Death Benefit is shown in the “Separate Account Charges” section of this Prospectus. You may not elect the Guaranteed Minimum Death Benefit after we issue your Contract, and you may not cancel it after we issue your Contract.

METHODS OF PAYMENT OF DEATH BENEFITS

If a Death Benefit is payable a Beneficiary may elect a lump sum payment, or, subject to the terms of the contract and State specific provisions, elect to have his or her interest distributed over his or her life, or over a period certain not extending beyond his or her life expectancy.

If there is more than one Beneficiary, we will pay each Beneficiary, his or her portion of the death benefit as determined on the Valuation Day we receive (in Good Order at our Administrative Office) all information required to be furnished for payment of that Beneficiary’s portion of the

24	Prospectus Intelligent Variable Annuity

death benefit. Because Beneficiaries may provide the required information to us on different days, Beneficiaries may receive differing amounts, even where all Beneficiaries have been designated so as to share equally in the death benefit proceeds.

Death benefit payments in the form of a period certain or life annuity must begin within one year of date of death. Benefits under a lump sum option must be paid within 5 years of date of death. Upon payment of the entire death benefit, the Contract will terminate. In all events, the death benefit and the termination provisions of the Contract will be administered in accordance with the requirements of IRC Section 72(s).

DELAYS IN PAYMENTS

We usually pay the amounts of any surrender, partial withdrawal, death benefit proceeds, or transfer from the Investment Accounts within 7 days after we receive (in Good Order at our Administrative Office) all applicable acceptable notices, and/or due proofs of death. However, we can postpone these payments if:

•	the New York Stock Exchange is closed for trading, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the SEC; or

•

an emergency exists, as a result of which the SEC determines that (A) the disposal of shares in an Investment Account or its corresponding Portfolio is not reasonably practicable, or (B) it is not reasonably practicable to fairly determine the value of the net assets of an Investment Account or its corresponding Portfolio; or

•	an Investment Account’s corresponding Portfolio otherwise suspends payment or redemption of its shares pursuant to an order of the SEC; or

•	you have submitted a check or draft to our Administrative Office, in which case we have the right to defer payment until the check or draft has been honored.

If, pursuant to SEC rules, the TIAA-CREF Life Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund or as a result of Fund liquidity levels, we will delay payment of any transfer, surrender, or death benefit from the TIAA-CREF Life Money Market Investment Account until the Fund is pays redemption proceeds.

FEDERAL INCOME TAXES

The following discussion is based on our understanding of current federal income tax law, and is subject to change. For complete information on your personal tax situation, check with a qualified tax adviser.

TAXATION OF ANNUITIES

Contract Eligibility: The Contract can only be purchased as an individual, Non-Qualified contract. All tax information in this prospectus is limited to Non-Qualified Contracts. We do not currently offer Qualified Contracts.

Non-Natural Persons: When the Owner of any Contract is not a natural person (such as a trust), the Owner must generally include in income any increases in the value of the Contract during the taxable year. There are significant exceptions to this rule, such as grantor trusts and certain trusts for the benefit of individuals and a prospective Contract owner which is not a natural person should discuss these potential exceptions with a qualified tax adviser.

The following discussion applies generally to Contracts owned by a natural person that qualify as annuity Contracts for federal income tax purposes.

In General: Internal Revenue Code (IRC) Section 72 governs annuity taxation generally. We believe an Owner who is a natural person usually won’t be taxed on increases in the value of a Contract until there is a distribution (i.e., the Owner withdraws all or part of the Accumulation Value or takes annuity payments). Since transfers among Investment Accounts under the Contract aren’t considered distributions, they won’t be taxed. Assigning, pledging, or agreeing to assign or pledge any part of the Accumulation Value usually will be considered a distribution.

Withdrawals of accumulated investment earnings are taxable as ordinary income. The IRC generally requires withdrawals to be first allocated to investment earnings.

Withdrawals: If you make a withdrawal, the IRC generally treats such a withdrawal as first coming from earnings and then from your Premiums. Such withdrawn earnings are includible in income.

Diversification Requirements. The IRC requires that the investments of each Investment Account of the Separate Account underlying the Contracts be “adequately diversified” in order for Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that each Investment Account, through the Portfolio in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of our Contracts, such as the flexibility of a Contract owner to allocate Premiums and transfer amounts among the Investment Accounts of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract owner from being treated as

Intelligent Variable Annuity Prospectus	25

the Owner of the Separate Account assets supporting the Contract.

Required Distributions. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the IRC requires any Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner’s death; and (b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner’s death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner (as defined under federal law), the Contract may be continued with the surviving spouse as the new Owner (See “Death Benefits”—“Special Option for Spouses”).

Contract endorsements contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Penalty Tax on Certain Withdrawals. The IRC also provides that any amount you receive from your Contract that is included in income may be subject to an IRS tax penalty. The amount of the IRS tax penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

(1)	paid on or after the taxpayer reaches age 59 1/2;

(2)	paid after you die;

(3)	paid if the taxpayer becomes totally disabled (as that term is defined in the IRC);

(4)	paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)	paid under an immediate annuity; or

(6)	that come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. Other exceptions may apply to Qualified Contracts.

Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, these amounts are taxed to the recipient if distributed in a lump sum, in the same manner as a surrender of the Contract.

Partial 1035 Exchanges. Section 1035 of the IRC provides that a Contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. IRS guidance provides that if a distribution occurs from either of the contracts involved within 180 days of a partial exchange that the IRS may apply general tax principles to determine the substance and hence, the treatment of the transfer. This could result, for example, in the subsequent distribution being treated as money received in the exchange. This 180 day rule does not apply to subsequent distributions taken to effect another 1035 exchange. The IRS guidance also provides that Partial 1035 exchanges are disregarded for purposes of determining whether 2 or more deferred annuity contracts have been purchased from an insurer and its affiliates in a 12 month period. Contract owners should consult their own qualified tax advisers prior to entering into a partial exchange of an annuity contract.

Medicare Tax. Distributions from Contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

OPTIONAL BENEFIT RIDERS

It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting or activating any optional benefit under the Contract.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

Transferring or assigning Contract ownership, pledging the Contract as security for a loan, designating an Annuitant, payee or other Beneficiary who is not also the Owner, selecting certain annuity start dates, or exchanging a Contract can have other tax consequences that we don’t

26	Prospectus Intelligent Variable Annuity

discuss here. We will not record a transfer of ownership unless you tell us the transfer is a gift or, if not, the amount the new owner paid for the Contract. This information is required for tax reporting purposes. If you’re thinking about any of those transactions, contact a qualified tax adviser.

ANNUITY PAYMENTS

Although the tax consequences may vary depending on the annuity payment option you select, in general, only a portion of the annuity payments you receive will be includable in your gross income. In general, the excludable portion of each annuity payment you receive will be determined as follows: by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income and taxed as ordinary income.

If, after the annuity commencement date, annuity payments stop because an Annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction in your tax return. You should consult a tax adviser before electing the Initial Payment Guarantee or a feature with stabilized payments.

PARTIAL ANNUITIZATION

If part of an annuity contract’s value is applied to an annuity that provides payments for one or more lives or for a period of at least ten years, those payments will be taxed as annuity payments instead of withdrawals. While the Contract does not offer partial annuitization, this treatment may be obtained through a Partial 1035 Exchange (as described above) to an immediate annuity contract. Please note that if you choose to apply part of your Accumulation Value to a Fixed Period Annuity for less than ten years, those payments will be taxed less favorably, as withdrawals, rather than as annuity payments. Consult your tax advisor. See “The Contract—the Annuity Period.”

WITHHOLDING

Annuity distributions are usually subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. However, recipients can usually choose not to have tax withheld from distributions.

MULTIPLE CONTRACTS

In determining gross income, IRC Section 72(e) will generally treat as one contract all TIAA Life and TIAA Non-Qualified deferred annuity Contracts issued to the same Owner during any calendar year. This could affect when income is taxable and how much might be subject to the 10 percent penalty tax (see above). Consult a qualified tax adviser before buying more than one annuity Contract for the purpose of gaining a tax advantage.

Annuity purchases by residents of Puerto Rico. The IRS has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.- source income that is generally subject to United States federal income tax.

Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships and trusts) that are not U.S. residents. This contract may not be available to certain foreign entity purchasers.

Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity Contract purchase.

OTHER TAX ISSUES

POSSIBLE CHARGE FOR TIAA LIFE’S TAXES

Currently we don’t charge the Separate Account for any federal, state, or local taxes on it or its Contracts (other than premium taxes—see “Charges” and “Premium Taxes”), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

Federal Estate Taxes, Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity Contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity Contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

Under certain circumstances, the IRC may impose a “generation skipping transfer tax” (“GST”) when all or part

Intelligent Variable Annuity Prospectus	27

of an annuity Contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2020, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $11,580,000 and 40%, respectively. The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Premium Taxes. Some states, the District of Columbia, and Puerto Rico assess premium taxes on the premiums paid under the Contract. We will deduct the total amount of premium taxes, if any, from your accumulation based on current state insurance laws, subject to the provisions of your contract, and our status in the state. Generally, the premium taxes range from 0% to 3.5%) depending on the state.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

ENACTED TAX LEGISLATION

Secure Act—2019. In December 2019, Congress passed the SECURE Act, a significant bipartisan package of provisions that are mostly focused on improving access to, and administration of, retirement plans, and recognizes the importance of lifetime income as a key component of retirement readiness. The new law was generally effective on January 1, 2020. Most of the Act’s provisions do not apply to your non-qualified contract. However, the Act does impact contracts owned by certain children. In 2017, the Tax Cuts and Jobs Act modified the so-called “Kiddie Tax” by generally imposing tax at the trusts and estates tax rates on a child’s unearned income. The SECURE Act restored taxation of such income at the parent’s tax rate.

Cares Act—2020. On March 27, 2020, Congress enacted the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) to provide emergency assistance and health care response for individuals, families and businesses affected by the 2020 coronavirus pandemic. The CARES Act includes a number of tax provisions, but none that directly affect your Contract. Please contact your tax advisor for further details on how the CARES Act affects other aspects of your tax matters.

TAX ADVICE

What we tell you here about federal and other taxes isn’t comprehensive and is for general information only. It doesn’t cover every situation and cannot be used to avoid any tax. Taxation varies depending on the circumstances, and state and local taxes may also be involved. For complete information on your personal tax situation, check with a qualified tax adviser.

GENERAL MATTERS

FINANCIAL CONDITION OF TIAA LIFE

The benefits under your Contract and any rider are paid by us from our General Account assets and/or your Accumulation Value held in the Separate Account. It is important that you understand how your Contract works and how our ability to meet our obligations affects your Contract. Payment of your Contract and rider benefits is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. You assume all of the investment risk for Accumulation Value allocated to the Investment Accounts. Your Accumulation Value in the Investment Accounts is part of the assets of the Separate Account. These assets are segregated and insulated from our General Account, and may not be charged with liabilities arising from any other business that we may conduct. This means that your Accumulation Value allocated to the Separate Account should generally not be adversely affected by the financial condition of our general account. With very limited exceptions, all assets in the Separate Account attributable to your Accumulation Value and that of all other Contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See “SEPARATE ACCOUNT.”

Assets in the General Account. Any guarantees under the Contract that exceed your Accumulation Value in the Separate Account, such as those associated with the death benefit, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Accumulated Value in the Separate Account are subject to our financial strength and claims-paying ability and our long- term ability to make such payments. The assets of the Separate Account, however, are also available to cover the liabilities of our General Account, but only to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the Contracts supported by it. We issue other types of insurance policies and financial products as well, such as market value adjusted annuities, and we also pay our obligations under these products from the assets in our General Account. These General Account products are subject to our claims-paying ability. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the Contract would

28	Prospectus Intelligent Variable Annuity

generally receive the same priority as our other policy holder obligations.

Our Financial Condition. Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our General Account. In general, those laws and regulations determine the amount and type of investments which we can make with General Account assets. In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts required under state law to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations; there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value. We continually evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on a statutory basis. Our audited financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information (“SAI”). For information on how to obtain a free copy of the SAI, see the cover page of this Prospectus.

TELEPHONE AND INTERNET TRANSACTIONS

To speak with a customer service representative to make requests related to your Contract or to obtain more information, you can call the Administrative Office at 877 694-0305.

You can also use the TIAA Life Web Center’s account access feature to check your Accumulation Value and current allocation percentages, and make transfers. You will be led through the transaction process and will use reasonable procedures to confirm that instructions given are genuine. All transactions made through the Web Center are electronically recorded. To use the Web Center’s account access feature, access the TIAA Life Internet home page at www.tiaa.org. Computer systems may not always be available. Any computer system, whether it is yours, your service provider’s, your registered representative’s, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

We may not be able to verify that you are the person providing instructions through the Web Center, or that you have authorized any such person to act for you. We can suspend or terminate your ability to transact by telephone, fax, or over the Internet at any time for any reason.

CONTACTING TIAA LIFE

We won’t consider any notice, form, request, or payment to have been received by TIAA Life until it reaches our Administrative Office in Good Order. We will not be deemed to have received any Premiums sent to the addresses designated in this prospectus for remitting Premiums until the third party service that administers the receipt of mail through those addresses has processed the payment on our behalf. You can ask questions about the contract by calling us toll-free 877 694-0305.

ELECTRONIC PROSPECTUSES

If you received this prospectus electronically and would like a paper copy, please call 877 694-0305, and we will send it to you.

HOUSEHOLDING

To cut costs and eliminate duplicate documents sent to your home, we may begin mailing only one copy of the prospectus, prospectus supplements, annual and semi- annual reports, or any other required documents, to your household, even if more than one Contract owner lives there. If you would prefer to continue receiving your own copy of any of these documents, you may call us toll-free at 877 694-0305, or write us.

SIGNATURE REQUIREMENTS

For some transactions, we may require your signature to be notarized or guaranteed by a commercial bank or a member of a national securities exchange.

ERRORS OR OMISSIONS

We reserve the right to correct any errors or omissions on any form, report or account statement that we send you.

DISTRIBUTING THE CONTRACTS

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Intelligent Variable Annuity Prospectus	29

The Contracts are offered by TC Services, a subsidiary of TIAA which is registered with the SEC as a broker-dealer and is a member of the Financial Industry Regulatory Authority, or FINRA. TC Services may also enter into selling agreements with third parties to distribute the Contracts. TC Services is considered the “principal underwriter” for interests in the Contract. Anyone distributing the Contract must be a registered representative of TC Services or an entity that has entered into a selling agreement with TC Services. The main office of TC Services is at 730 Third Avenue, New York, New York 10017-3206. No commissions are paid in connection with the distribution of the Contracts, although we pay TC Services a fee from our General Account assets for sales of the Contracts. During fiscal year 2019 we paid TC Services $1,324,848, during fiscal year 2018 we paid TC Services $270,441, and during fiscal year 2017 we paid TC Services $190,891. The payment amounts shown for 2018 and 2017 are corrected from prior year (previously reported as $6,924,331 for 2018 and $6,821,099 for 2017). We intend to recoup payments made to TC Services through fees and charges imposed under the Policy.

LEGAL PROCEEDINGS

Neither the Separate Account, TIAA Life, nor TC Services is involved in any legal action that we consider likely to have a material adverse effect on the Separate Account, the ability of TIAA Life to meet its obligations under the Contract, or the ability of TC Services to perform its contract with the Separate Account.

STATEMENTS AND REPORTS

You will receive a confirmation statement each time you remit Premiums, or make a cash withdrawal, or transfer among the Investment Accounts. The statement will show the date and amount of each transaction. However, if you’re using an automatic investment plan, you’ll receive a statement confirming those transactions and any Advisory Fees you have authorized immediately following the end of each calendar quarter.

You will be sent a statement each quarter which sets forth the following:

(1)	Premiums paid during the quarter;

(2)	the number and dollar value of Accumulation Units in the Investment Accounts credited during the quarter and in total;

(3)	cash withdrawals during the quarter; and

(4)	any transfers among the Investment Accounts during the quarter.

You will also receive, at least semi-annually, reports containing the financial statements of the Portfolios and a schedule of investments held by the Portfolios.

OTHER INFORMATION

Unclaimed and Abandoned Property. Every state has some form of unclaimed property laws that impose varying legal and practical obligations on insurers and, indirectly, on Contract owners, Annuitants, Beneficiaries and other payees of proceeds. Unclaimed property laws generally provide for escheatment to the state of unclaimed proceeds under various circumstances.

Contract owners are urged to keep their own, as well as their Annuitants’, Beneficiaries’ and other payees’, information up to date, including full names, postal and electronic media addresses, telephone numbers, dates of birth, and social security numbers. Such updates should be communicated in writing to TIAA Life Insurance Company, P.O. Box 724508, Atlanta, Georgia, 31139; by calling us between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time, Monday- Friday at 877 694-0305; or 24 hours a day via our website www.tiaa.org.

Special Risks Related to Cybersecurity and Certain Business Continuity Risks. Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners. Consequently, our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third party service provides may adversely affect us and the value of your accumulation units. For instance, cyber-attacks may: interfere with our processing of contract transactions, including the processing orders from our website or with the underlying funds; affect our ability to calculate AUVs; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cyber security risks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your accumulation units to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your accumulation units that result from cyber-attacks or information security breaches in the future.

Other disruptive events, including (but not limited to) natural disaster and public health crises may adversely affect our ability to conduct business, including if our employees or the employees of our service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with our processing of contract transactions (including the processing of orders from our website or with the underlying funds), impact our ability to calculate unit values, or cause other operations issues.

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TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION

B-2	General Matters

B-3	State Regulation

B-3	Legal Matters

B-3	Experts

B-4	Additional Information

B-4	Financial Statements

B-5	Index to Financial Statements

Intelligent Variable Annuity Prospectus	31

APPENDIX A—CONDENSED FINANCIAL INFORMATION

Presented below is condensed financial information for the Separate Account. The table shows per accumulation unit data and total returns for the variable investment accounts of the Separate Account. The data should be read in conjunction with the financial statements and other financial information included in the SAI, which is available without charge upon request.

CONDENSED FINANCIAL INFORMATION

					For the period ended December 31,
Period	Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Balanced Sub-Account
2019	1,848	$29.57 to $30.30	$34.93 to $35.97	$65,422	2.13%	0.10% to 0.60%	5.60% to 18.69%
2018	1,804	$31.47 to $31.90	$29.57 to $30.30	$53,909	0.02%	0.10% to 0.60%	(6.56)% to (5.70)%
2017	1,790	$27.82 to $28.10	$31.47 to $31.90	$56,804	0.00%	0.25% to 0.60%	13.14% to 13.54%
2016	1,717	$26.37 to $26.54	$27.82 to $28.10	$48,048	2.54%	0.25% to 0.60%	5.50% to 5.87%
2015	1,549	$26.19 to $26.27	$26.37 to $26.54	$41,003	3.22%	0.25% to 0.60%	0.67% to 1.02%
2014(v)	983	$25.00	$26.19 to $26.27	$25,784	5.98%	0.25% to 0.60%	3.49% to 5.09%

TIAA-CREF Life Bond Sub-Account
2019	2,941	$40.07 to $42.35	$43.60 to $46.31	$132,435	2.92%	0.10% to 0.60%	8.82% to 9.37%
2018	3,100	$40.63 to $42.09	$40.07 to $42.35	$127,582	2.59%	0.10% to 0.60%	(1.38)% to 1.08%
2017	3,207	$39.10 to $40.36	$40.63 to $42.09	$133,342	0.02%	0.25% to 0.60%	3.92% to 4.28%
2016	2,996	$37.74 to $38.82	$39.10 to $40.36	$119,542	2.95%	0.25% to 0.60%	3.61% to 3.98%
2015	2,810	$37.75 to $38.69	$37.74 to $38.82	$107,925	3.65%	0.25% to 0.60%	(0.03)% to 0.32%
2014	2,497	$36.01 to $36.78	$37.75 to $38.69	$95,757	1.73%	0.25% to 0.60%	4.84% to 5.20%
2013	2,144	$36.79 to $37.45	$36.01 to $36.78	$78,245	2.63%	0.25% to 0.60%	(2.13)% to (1.79)%
2012	1,772	$34.62 to $35.12	$36.79 to $37.45	$65,899	4.08%	0.25% to 0.60%	6.27% to 6.65%
2011	1,344	$32.76 to $33.11	$34.62 to $35.12	$46,948	3.76%	0.25% to 0.60%	5.68% to 6.05%
2010	1,000	$30.83 to $31.05	$32.76 to $33.11	$32,981	3.98%	0.25% to 0.60%	6.27% to 6.64%

TIAA-CREF Life Growth Equity Sub-Account
2019	452	$42.22 to $44.63	$54.87 to $58.28	$25,754	0.40%	0.10% to 0.60%	29.95% to 30.60%
2018	503	$42.57 to $44.09	$42.22 to $44.63	$21,917	0.35%	0.10% to 0.60%	(6.95)% to (0.46)%
2017	428	$31.83 to $32.86	$42.57 to $44.09	$18,668	0.00%	0.25% to 0.60%	33.74% to 34.20%
2016	448	$32.33 to $33.26	$31.83 to $32.86	$14,564	0.55%	0.25% to 0.60%	(1.55)% to (1.21)%
2015	514	$29.66 to $30.40	$32.33 to $33.26	$16,934	0.25%	0.25% to 0.60%	9.01% to 9.39%
2014	421	$26.82 to $27.39	$29.66 to $30.40	$12,703	0.33%	0.25% to 0.60%	10.59% to 10.98%
2013	374	$19.28 to $19.63	$26.82 to $27.39	$10,169	0.30%	0.25% to 0.60%	39.10% to 39.59%
2012	262	$16.58 to $16.82	$19.28 to $19.63	$5,112	0.72%	0.25% to 0.60%	16.29% to 16.70%
2011	266	$16.38 to $16.55	$16.58 to $16.82	$4,450	0.29%	0.25% to 0.60%	1.24% to 1.60%
2010	235	$14.52 to $14.63	$16.38 to $16.55	$3,877	0.57%	0.25% to 0.60%	12.74% to 13.13%

TIAA-CREF Life Growth & Income Sub-Account
2019	478	$63.37 to $66.97	$81.95 to $87.04	$40,496	1.04%	0.10% to 0.60%	29.32% to 29.97%
2018	461	$68.73 to $71.19	$63.37 to $66.97	$30,061	0.89%	0.10% to 0.60%	(8.49)% to (6.02)%
2017	477	$55.80 to $57.60	$68.73 to $71.19	$33,577	0.00%	0.25% to 0.60%	23.17% to 23.60%
2016	503	$51.69 to $53.17	$55.80 to $57.60	$28,636	1.34%	0.25% to 0.60%	7.95% to 8.33%
2015	548	$50.33 to $51.59	$51.69 to $53.17	$28,831	1.13%	0.25% to 0.60%	2.72% to 3.08%
2014	523	$45.57 to $46.55	$50.33 to $51.59	$26,717	1.00%	0.25% to 0.60%	10.42% to 10.81%
2013	532	$34.12 to $34.73	$45.57 to $46.55	$24,559	1.29%	0.25% to 0.60%	33.58% to 34.04%
2012	351	$29.48 to $29.90	$34.12 to $34.73	$12,108	2.01%	0.25% to 0.60%	15.73% to 16.14%
2011	243	$28.80 to $29.11	$29.48 to $29.90	$7,231	1.29%	0.25% to 0.60%	2.35% to 2.71%
2010	128	$25.55 to $25.74	$28.80 to $29.11	$3,717	1.53%	0.25% to 0.60%	12.73% to 13.13%

32	Prospectus Intelligent Variable Annuity

CONDENSED FINANCIAL INFORMATION

					For the period ended December 31,
Period	Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life International Equity Sub-Account
2019	1,137	$27.39 to $28.94	$33.50 to $35.59	$39,425	2.17%	0.10% to 0.60%	22.34% to 22.95%
2018	1,001	$36.05 to $37.34	$27.39 to $28.94	$28,207	1.04%	0.10% to 0.60%	(24.65)% to (23.77)%
2017	994	$27.27 to $28.15	$36.05 to $37.34	$36,727	1.17%	0.25% to 0.60%	32.19% to 32.65%
2016	990	$27.15 to $27.93	$27.27 to $28.15	$27,580	1.51%	0.25% to 0.60%	0.45% to 0.80%
2015	1,055	$27.58 to $28.27	$27.15 to $27.93	$29,212	1.40%	0.25% to 0.60%	(1.57)% to (1.23)%
2014	909	$30.13 to $30.78	$27.58 to $28.27	$25,508	1.28%	0.25% to 0.60%	(8.45)% to (8.13)%
2013	936	$24.41 to $24.85	$30.13 to $30.78	$28,653	2.67%	0.25% to 0.60%	23.41% to 23.85%
2012	842	$18.71 to $18.98	$24.41 to $24.85	$20,813	1.91%	0.25% to 0.60%	30.49% to 30.95%
2011	728	$24.73 to $24.99	$18.71 to $18.98	$13,762	1.82%	0.25% to 0.60%	(24.33)% to (24.07)%
2010	590	$20.79 to $20.94	$24.73 to $24.99	$14,714	1.86%	0.25% to 0.60%	18.92% to 19.34%

TIAA-CREF Life Large-Cap Value Sub-Account
2019	247	$78.11 to $82.55	$99.90 to $106.11	$25,476	1.80%	0.10% to 0.60%	27.89% to 28.53%
2018	249	$91.51 to $94.79	$78.11 to $82.55	$19,966	1.44%	0.10% to 0.60%	(14.65)% to (12.52)%
2017	243	$81.95 to $84.59	$91.51 to $94.79	$22,745	0.00%	0.25% to 0.60%	11.67% to 12.06%
2016	257	$69.43 to $71.42	$81.95 to $84.59	$21,528	1.81%	0.25% to 0.60%	18.03% to 18.44%
2015	265	$73.52 to $75.36	$69.43 to $71.42	$15,878	1.55%	0.25% to 0.60%	(5.57)% to (5.24)%
2014	295	$67.87 to $69.33	$73.52 to $75.36	$17,947	1.65%	0.25% to 0.60%	8.33% to 8.71%
2013	341	$50.83 to $51.74	$67.87 to $69.33	$23,464	2.26%	0.25% to 0.60%	33.51% to 33.98%
2012	232	$42.57 to $43.18	$50.83 to $51.74	$11,915	2.15%	0.25% to 0.60%	19.42% to 19.84%
2011	199	$45.53 to $46.03	$42.57 to $43.18	$8,572	1.80%	0.25% to 0.60%	(6.52)% to (6.19)%
2010	141	$38.70 to $38.98	$45.53 to $46.03	$6,467	1.91%	0.25% to 0.60%	17.65% to 18.06%

TIAA-CREF Life Money Market Sub-Account
2019	6,223	$11.30 to $11.94	$11.46 to $12.17	$73,731	2.06%	0.10% to 0.60%	1.48% to 1.99%
2018	5,875	$11.17 to $11.57	$11.30 to $11.94	$68,293	1.71%	0.10% to 0.60%	1.07% to 1.46%
2017	4,435	$11.16 to $11.52	$11.17 to $11.57	$50,697	0.75%	0.25% to 0.60%	0.14% to 0.49%
2016	4,018	$11.19 to $11.51	$11.16 to $11.52	$45,741	0.28%	0.25% to 0.60%	(0.31)% to 0.03%
2015	3,770	$11.26 to $11.54	$11.19 to $11.51	$42,948	0.00%	0.25% to 0.60%	(0.59)% to (0.25)%
2014	3,438	$11.32 to $11.57	$11.26 to $11.54	$39,320	0.00%	0.25% to 0.60%	(0.60)% to (0.25)%
2013	3,374	$11.39 to $11.60	$11.32 to $11.57	$38,727	0.00%	0.25% to 0.60%	(0.59)% to (0.24)%
2012	2,789	$11.46 to $11.62	$11.39 to $11.60	$32,123	0.02%	0.25% to 0.60%	(0.58)% to (0.23)%
2011	2,603	$11.52 to $11.65	$11.46 to $11.62	$30,080	0.03%	0.25% to 0.60%	(0.57)% to (0.22)%
2010	2,451	$11.57 to $11.66	$11.52 to $11.65	$28,434	0.12%	0.25% to 0.60%	(0.48)% to (0.13)%

TIAA-CREF Life Real Estate Securities Sub-Account
2019	150	$100.12 to $105.82	$130.71 to $138.84	$20,309	1.98%	0.10% to 0.60%	30.55% to 31.20%
2018	155	$105.18 to $108.95	$100.12 to $105.82	$15,963	2.02%	0.10% to 0.60%	(4.80)% to 2.42%
2017	173	$94.20 to $97.24	$105.18 to $108.95	$18,655	0.00%	0.25% to 0.60%	11.65% to 12.04%
2016	179	$91.16 to $93.77	$94.20 to $97.24	$17,267	2.77%	0.25% to 0.60%	3.34% to 3.70%
2015	174	$87.87 to $90.07	$91.16 to $93.77	$16,146	2.62%	0.25% to 0.60%	3.74% to 4.11%
2014	173	$68.81 to $70.29	$87.87 to $90.07	$15,463	1.79%	0.25% to 0.60%	27.7% to 28.15%
2013	143	$67.94 to $69.16	$68.81 to $70.29	$9,979	2.05%	0.25% to 0.60%	1.28% to 1.63%
2012	115	$57.06 to $57.87	$67.94 to $69.16	$7,923	1.97%	0.25% to 0.60%	19.07% to 19.49%
2011	105	$53.78 to $54.36	$57.06 to $57.87	$6,028	1.41%	0.25% to 0.60%	6.09% to 6.46%
2010	74	$41.25 to $41.55	$53.78 to $54.36	$4,002	2.72%	0.25% to 0.60%	30.38% to 30.84%

Intelligent Variable Annuity Prospectus	33

CONDENSED FINANCIAL INFORMATION

					For the period ended December 31,
Period	Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

TIAA-CREF Life Small-Cap Equity Sub-Account
2019	103	$101.53 to $107.31	$124.87 to $132.63	$13,326	0.57%	0.10% to 0.60%	22.98% to 23.60%
2018	102	$116.14 to $120.30	$101.53 to $107.31	$10,687	0.60%	0.10% to 0.60%	(13.54)% to (10.41)%
2017	110	$101.68 to $104.96	$116.14 to $120.30	$13,131	0.00%	0.25% to 0.60%	14.21% to 14.61%
2016	108	$85.34 to $87.78	$101.68 to $104.96	$11,199	0.88%	0.25% to 0.60%	19.15% to 19.57%
2015	111	$85.98 to $88.13	$85.34 to $87.78	$9,632	0.63%	0.25% to 0.60%	(0.75)% to (0.40)%
2014	123	$80.95 to $82.69	$85.98 to $88.13	$10,800	0.76%	0.25% to 0.60%	6.21% to 6.58%
2013	117	$58.23 to $59.27	$80.95 to $82.69	$9,579	0.75%	0.25% to 0.60%	39.03% to 39.52%
2012	70	$51.37 to $52.11	$58.23 to $59.27	$4,139	1.21%	0.25% to 0.60%	13.34% to 13.74%
2011	63	$53.97 to $54.55	$51.37 to $52.11	$3,269	0.57%	0.25% to 0.60%	(4.81)% to (4.47)%
2010	56	$42.57 to $42.88	$53.97 to $54.55	$3,067	0.99%	0.25% to 0.60%	26.79% to 27.23%

TIAA-CREF Life Social Choice Equity Sub-Account
2019	319	$59.64 to $63.04	$77.89 to $82.74	$25,614	1.56%	0.10% to 0.60%	30.60% to 31.25%
2018	331	$63.53 to $65.80	$59.64 to $63.04	$20,290	1.63%	0.10% to 0.60%	(6.11)% to (3.87)%
2017	325	$52.84 to $54.54	$63.53 to $65.80	$21,097	0.01%	0.25% to 0.60%	20.24% to 20.66%
2016	320	$46.89 to $48.23	$52.84 to $54.54	$17,239	2.34%	0.25% to 0.60%	12.67% to 13.07%
2015	331	$48.48 to $49.70	$46.89 to $48.23	$15,766	2.54%	0.25% to 0.60%	(3.28)% to (2.94)%
2014	328	$43.95 to $44.89	$48.48 to $49.70	$16,156	1.94%	0.25% to 0.60%	10.31% to 10.7%
2013	304	$32.96 to $33.55	$43.95 to $44.89	$13,537	1.94%	0.25% to 0.60%	33.33% to 33.80%
2012	182	$29.09 to $29.50	$32.96 to $33.55	$6,068	2.49%	0.25% to 0.60%	13.33% to 13.72%
2011	115	$29.27 to $29.59	$29.09 to $29.50	$3,382	2.44%	0.25% to 0.60%	(0.64)% to (0.29)%
2010	46	$25.39 to $25.52	$29.27 to $29.59	$1,342	2.04%	0.25% to 0.60%	15.32% to 15.72%

TIAA-CREF Life Stock Index Sub-Account
2019	2,141	$74.62 to $78.87	$97.03 to $103.06	$214,590	1.73%	0.10% to 0.60%	30.03% to 30.68%
2018	1,832	$79.25 to $82.09	$74.62 to $78.87	$140,633	1.67%	0.10% to 0.60%	(5.88)% to (5.37)%
2017	1,573	$65.88 to $68.01	$79.25 to $82.09	$127,879	0.00%	0.25% to 0.60%	20.29% to 20.71%
2016	1,372	$58.80 to $60.49	$65.88 to $68.01	$92,405	2.20%	0.25% to 0.60%	12.04% to 12.43%
2015	1,396	$58.90 to $60.38	$58.80 to $60.49	$83,749	2.08%	0.25% to 0.60%	(0.17)% to 0.18%
2014	1,241	$52.68 to $53.82	$58.90 to $60.38	$74,448	1.99%	0.25% to 0.60%	11.79% to 12.18%
2013	1,113	$39.73 to $40.44	$52.68 to $53.82	$59,575	2.29%	0.25% to 0.60%	32.63% to 33.10%
2012	957	$34.35 to $34.84	$39.73 to $40.44	$38,533	2.42%	0.25% to 0.60%	15.65% to 16.06%
2011	861	$34.23 to $34.60	$34.35 to $34.84	$29,901	2.08%	0.25% to 0.60%	0.35% to 0.70%
2010	659	$29.48 to $29.70	$34.23 to $34.60	$22,768	2.34%	0.25% to 0.60%	16.10% to 16.50%

Calamos Growth and Income Portfolio Sub-Account
2019	127	$24.33 to $25.71	$30.36 to $32.25	$3,996	1.64%	0.10% to 0.60%	24.81% to 25.44%
2018	142	$25.60 to $26.51	$24.33 to $25.71	$3,556	1.24%	0.10% to 0.60%	(9.14)% to (4.63)%
2017	157	$22.29 to $23.01	$25.60 to $26.51	$4,098	0.85%	0.25% to 0.60%	14.82% to 15.22%
2016	158	$21.09 to $21.70	$22.29 to $23.01	$3,596	2.41%	0.25% to 0.60%	5.69% to 6.06%
2015	177	$20.98 to $21.51	$21.09 to $21.70	$3,798	2.70%	0.25% to 0.60%	0.52% to 0.87%
2014	191	$19.76 to $20.18	$20.98 to $21.51	$4,067	0.96%	0.25% to 0.60%	6.20% to 6.58%
2013	208	$17.08 to $17.38	$19.76 to $20.18	$4,162	1.10%	0.25% to 0.60%	15.70% to 16.11%
2012	207	$15.84 to $16.07	$17.08 to $17.38	$3,576	2.01%	0.25% to 0.60%	7.78% to 8.16%
2011	221	$16.24 to $16.42	$15.84 to $16.07	$3,529	1.47%	0.25% to 0.60%	(2.46)% to (2.12)%
2010	203	$14.65 to $14.75	$16.24 to $16.42	$3,325	1.90%	0.25% to 0.60%	10.92% to 11.31%

34	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

ClearBridge Variable Aggressive Growth Portfolio-Class I Sub-Account
2019		712	$35.30 to $37.31	$43.89 to $46.62	$32,114	0.98%	0.10% to 0.60%	24.32% to 24.95%
2018		723	$38.75 to $40.14	$35.30 to $37.31	$26,114	0.62%	0.10% to 0.60%	(15.40)% to (8.57)%
2017		703	$33.52 to $34.60	$38.75 to $40.14	$27,798	0.54%	0.25% to 0.60%	15.60% to 16.00%
2016		560	$33.32 to $34.28	$33.52 to $34.60	$19,098	0.83%	0.25% to 0.60%	0.60% to 0.95%
2015		337	$34.12 to $34.97	$33.32 to $34.28	$11,411	0.43%	0.25% to 0.60%	(2.32)% to (1.98)%
2014		220	$28.51 to $29.12	$34.12 to $34.97	$7,626	0.20%	0.25% to 0.60%	19.67% to 20.09%
2013		120	$19.41 to $19.75	$28.51 to $29.12	$3,464	0.39%	0.25% to 0.60%	46.90% to 47.41%
2012		67	$16.44 to $16.68	$19.41 to $19.75	$1,315	0.41%	0.25% to 0.60%	18.01% to 18.43%
2011		65	$16.14 to $16.32	$16.44 to $16.68	$1,071	0.20%	0.25% to 0.60%	1.86% to 2.22%
2010		44	$12.99 to $13.09	$16.14 to $16.32	$711	0.19%	0.25% to 0.60%	24.26% to 24.70%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2019		87	$38.25 to $40.43	$48.24 to $51.24	$4,333	0.00%	0.10% to 0.60%	26.11% to 26.75%
2018		131	$37.20 to $38.54	$38.25 to $40.43	$5,142	0.00%	0.10% to 0.60%	(16.84)% to 3.18%
2017		83	$30.12 to $31.09	$37.20 to $38.54	$3,153	0.00%	0.25% to 0.60%	23.52% to 23.96%
2016		88	$28.64 to $29.46	$30.12 to $31.09	$2,695	0.00%	0.25% to 0.60%	5.17% to 5.54%
2015		98	$30.13 to $30.88	$28.64 to $29.46	$2,851	0.00%	0.25% to 0.60%	(4.95)% to (4.61)%
2014		93	$29.12 to $29.75	$30.13 to $30.88	$2,850	0.00%	0.25% to 0.60%	3.46% to 3.82%
2013		76	$19.92 to $20.28	$29.12 to $29.75	$2,232	0.04%	0.25% to 0.60%	46.17% to 46.68%
2012		27	$16.78 to $17.02	$19.92 to $20.28	$542	0.86%	0.25% to 0.60%	18.71% to 19.13%
2011		21	$16.65 to $16.83	$16.78 to $17.02	$350	0.00%	0.25% to 0.60%	0.78% to 1.13%
2010		193	$13.38 to $13.48	$16.65 to $16.83	$3,235	0.00%	0.25% to 0.60%	24.43 to 24.87%

Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
2019		10	$15.33 to $15.61	$16.26 to $16.77	$165	0.88%	0.10% to 0.59%	1.61% to 6.42%
2018		8	$17.46 to $17.72	$15.33 to $15.61	$124	2.67%	0.24% to 0.59%	(12.19)% to (11.12)%
2017		13	$17.30 to $17.49	$17.46 to $17.72	$224	9.44%	0.25% to 0.60%	0.91% to 1.26%
2016		14	$15.54 to $15.66	$17.30 to $17.49	$240	0.00%	0.25% to 0.60%	11.35% to 11.74%
2015		4	$20.87 to $20.95	$15.54 to $15.66	$60	0.00%	0.25% to 0.60%	(25.54)% to (25.28)%
2014		2	$25.31	$20.87 to $20.95	$42	0.00%	0.26% to 0.60%	(17.51)% to (17.22)%
2013	(r)	89	$25.00	$25.31	$2	0.00%	0.29%	1.26%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2019		3,586	$15.66 to $16.55	$17.19 to $18.26	$63,592	2.72%	0.10% to 0.60%	9.77% to 10.32%
2018		2,960	$16.10 to $16.68	$15.66 to $16.55	$47,602	3.12%	0.10% to 0.60%	(2.71)% to 0.28%
2017		2,828	$15.39 to $15.89	$16.10 to $16.68	$46,593	2.63%	0.25% to 0.60%	4.59% to 4.96%
2016		2,881	$14.96 to $15.39	$15.39 to $15.89	$45,239	3.37%	0.25% to 0.60%	2.90% to 3.27%
2015		3,048	$15.21 to $15.59	$14.96 to $15.39	$46,398	3.07%	0.25% to 0.60%	(1.67)% to (1.33)%
2014		3,183	$14.53 to $14.84	$15.21 to $15.59	$49,173	2.15%	0.25% to 0.60%	4.69% to 5.05%
2013		2,755	$14.81 to $15.07	$14.53 to $14.84	$40,573	2.23%	0.25% to 0.60%	(1.85)% to (1.51)%
2012		2,037	$13.90 to $14.10	$14.81 to $15.07	$30,504	4.33%	0.25% to 0.60%	6.55% to 6.93%
2011		1,298	$13.14 to $13.28	$13.90 to $14.10	$18,199	5.31%	0.25% to 0.60%	5.76% to 6.13%
2010		574	$12.23 to $12.32	$13.14 to $13.28	$7,591	4.13%	0.25% to 0.60%	7.41% to 7.79%

Delaware VIP International Value Equity Series—Standard Class Sub-Account
2019		2,656	$13.82 to $14.61	$16.39 to $17.41	$44,763	2.19%	0.10% to 0.60%	18.60% to 19.19%
2018		2,735	$16.88 to $17.49	$13.82 to $14.61	$38,715	2.80%	0.10% to 0.60%	(18.14)% to (13.61)%
2017		2,656	$13.86 to $14.31	$16.88 to $17.49	$45,831	1.51%	0.25% to 0.60%	21.78% to 22.21%
2016		2,501	$13.39 to $13.77	$13.86 to $14.31	$35,338	1.69%	0.25% to 0.60%	3.56% to 3.93%
2015		2,256	$13.40 to $13.74	$13.39 to $13.77	$30,740	1.84%	0.25% to 0.60%	(0.11)% to 0.24%
2014		1,683	$14.76 to $15.08	$13.40 to $13.74	$22,925	1.15%	0.25% to 0.60%	(9.22)% to (8.90)%
2013		1,011	$12.09 to $12.31	$14.76 to $15.08	$15,139	1.30%	0.25% to 0.60%	22.05% to 22.48%
2012		603	$10.56 to $10.71	$12.09 to $12.31	$7,380	2.29%	0.25% to 0.60%	14.51% to 14.91%
2011		436	$12.42 to $12.55	$10.56 to $10.71	$4,654	1.24%	0.25% to 0.60%	(14.95)% to (14.65)%
2010		502	$11.26 to $11.35	$12.42 to $12.55	$6,292	3.55%	0.25% to 0.60%	10.26% to 10.65%

Intelligent Variable Annuity Prospectus	35

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2019		381	$59.88 to $63.29	$76.27 to $81.02	$29,919	1.04%	0.10% to 0.60%	27.37% to 28.01%
2018		383	$72.34 to $74.93	$59.88 to $63.29	$23,516	0.84%	0.10% to 0.60%	(17.22)% to (13.63)%
2017		390	$64.94 to $67.04	$72.34 to $74.93	$28,809	0.83%	0.25% to 0.60%	11.38% to 11.77%
2016		393	$49.72 to $51.14	$64.94 to $67.04	$26,012	1.03%	0.25% to 0.60%	30.62% to 31.08%
2015		405	$53.34 to $54.67	$49.72 to $51.14	$20,514	0.67%	0.25% to 0.60%	(6.78)% to (6.45)%
2014		303	$50.68 to $51.77	$53.34 to $54.67	$16,441	0.50%	0.25% to 0.60%	5.23% to 5.60%
2013		219	$38.19 to $38.88	$50.68 to $51.77	$11,296	0.65%	0.25% to 0.60%	32.71% to 33.17%
2012		155	$33.73 to $34.22	$38.19 to $38.88	$5,993	0.84%	0.25% to 0.60%	13.22% to 13.62%
2011		136	$34.39 to $34.76	$33.73 to $34.22	$4,659	0.52%	0.25% to 0.60%	(1.92)% to (1.58)%
2010		130	$26.16 to $26.35	$34.39 to $34.76	$4,524	0.45%	0.25% to 0.60%	31.48% to 31.94%

DFA VA Equity Allocation Portfolio Sub-Account
2019		941	$24.55 to $24.73	$30.73 to $31.11	$29,124	1.93%	0.10% to 0.60%	25.16% to 25.78%
2018		862	$27.83 to $27.86	$24.55 to $24.73	$21,249	1.91%	0.10% to 0.60%	(12.41)% to (11.09)%
2017	(ee)	668	$25.00	$27.83 to $27.86	$18,616	3.18%	0.25% to 0.49%	11.30% to 11.43%

DFA VA Global Bond Portfolio Sub-Account
2019		2,031	$27.18 to $28.10	$28.15 to $29.25	$58,438	2.72%	0.10% to 0.60%	0.05% to 4.08%
2018		1,742	$26.88 to $27.41	$27.18 to $28.10	$48,220	5.17%	0.10% to 0.60%	1.14% to 1.88%
2017		1,342	$26.48 to $26.91	$26.88 to $27.41	$36,643	1.93%	0.25% to 0.60%	1.50% to 1.86%
2016		1,093	$26.18 to $26.52	$26.48 to $26.91	$29,316	1.93%	0.25% to 0.60%	1.12% to 1.47%
2015		804	$25.94 to $26.18	$26.18 to $26.52	$21,266	2.17%	0.25% to 0.60%	0.94% to 1.29%
2014		333	$25.36 to $25.51	$25.94 to $26.18	$8,698	3.25%	0.25% to 0.60%	2.27% to 2.63%
2013		107	$25.61 to $25.67	$25.36 to $25.51	$2,719	0.78%	0.25% to 0.60%	(0.95)% to (0.60)%
2012	(k)	16	$25.07	$25.61 to $25.67	$405	3.04%	0.25% to 0.60%	(0.12)% to 2.23%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2019		1,049	$29.25 to $30.02	$34.35 to $35.42	$36,602	2.37%	0.10% to 0.60%	17.42% to 18.01%
2018		1,025	$31.61 to $32.07	$29.25 to $30.02	$30,373	2.28%	0.10% to 0.60%	(8.44)% to (7.08)%
2017		835	$27.76 to $28.07	$31.61 to $32.07	$26,670	1.24%	0.25% to 0.60%	13.88% to 14.27%
2016		1,575	$25.60 to $25.80	$27.76 to $28.07	$44,117	1.83%	0.25% to 0.60%	8.42% to 8.80%
2015		1,247	$26.29 to $26.40	$25.60 to $25.80	$32,132	1.71%	0.25% to 0.60%	(2.62)% to (2.28)%
2014	(u)	586	$25.50	$26.29 to $26.40	$15,459	2.51%	0.25% to 0.61%	(0.26)% to 3.42%

DFA VA International Small Portfolio Sub-Account
2019		1,048	$35.43 to $36.63	$43.63 to $45.34	$46,598	2.82%	0.10% to 0.60%	23.16% to 23.77%
2018		1,010	$44.43 to $45.32	$35.43 to $36.63	$36,357	1.74%	0.10% to 0.60%	(20.40)% to (19.97)%
2017		856	$34.39 to $34.96	$44.43 to $45.32	$38,536	2.98%	0.25% to 0.60%	29.17% to 29.62%
2016		618	$32.57 to $32.99	$34.39 to $34.96	$21,490	3.07%	0.25% to 0.60%	5.60% to 5.97%
2015		372	$30.97 to $31.26	$32.57 to $32.99	$12,219	3.19%	0.25% to 0.60%	5.18% to 5.55%
2014		132	$33.06 to $33.26	$30.97 to $31.26	$4,105	2.85%	0.25% to 0.60%	(6.34)% to (6.01)%
2013		57	$26.18 to $26.24	$33.06 to $33.26	$1,888	3.95%	0.25% to 0.60%	20.13% to 26.75%
2012	(l)	15	$24.28	$26.18 to $26.24	$390	4.68%	0.25% to 0.60%	5.03% to 15.18%

DFA VA International Value Portfolio Sub-Account
2019		2,230	$31.22 to $32.28	$35.95 to $37.36	$81,784	4.14%	0.10% to 0.60%	15.17% to 15.74%
2018		1,587	$37.88 to $38.64	$31.22 to $32.28	$50,351	3.08%	0.10% to 0.60%	(17.81)% to (17.29)%
2017		1,138	$30.29 to $30.79	$37.88 to $38.64	$43,737	3.45%	0.25% to 0.60%	25.06% to 25.49%
2016		821	$27.93 to $28.29	$30.29 to $30.79	$25,168	4.02%	0.25% to 0.60%	8.46% to 8.84%
2015		553	$30.20 to $30.48	$27.93 to $28.29	$15,581	4.02%	0.25% to 0.60%	(7.52)% to (7.19)%
2014		249	$32.72 to $32.91	$30.20 to $30.48	$7,587	5.74%	0.25% to 0.60%	(7.71)% to (7.39)%
2013		100	$27.06 to $27.12	$32.72 to $32.91	$3,276	4.32%	0.25% to 0.60%	19.28% to 21.35%
2012	(m)	15	$22.87	$27.06 to $27.12	$417	6.75%	0.25% to 0.60%	3.38% to 18.40%

36	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

DFA VA Short-Term Fixed Portfolio Sub-Account
2019		2,756	$25.11 to $25.96	$25.59 to $26.59	$71,891	2.31%	0.10% to 0.60%	1.90% to 2.41%
2018		2,701	$24.82 to $25.32	$25.11 to $25.96	$68,908	1.68%	0.10% to 0.60%	1.17% to 1.52%
2017		2,254	$24.76 to $25.17	$24.82 to $25.32	$56,713	1.27%	0.25% to 0.60%	0.23% to 0.58%
2016		1,403	$24.71 to $25.03	$24.76 to $25.17	$35,136	0.83%	0.25% to 0.60%	0.19% to 0.54%
2015		968	$24.79 to $25.02	$24.71 to $25.03	$24,138	0.37%	0.25% to 0.60%	(0.30)% to 0.05%
2014		596	$24.90 to $25.05	$24.79 to $25.02	$14,864	0.28%	0.25% to 0.60%	(0.45)% to (0.10)%
2013		234	$24.99 to $25.05	$24.90 to $25.05	$5,855	0.50%	0.25% to 0.60%	(0.35)% to 0.00%
2012	(n)	27	$24.99	$24.99 to $25.05	$664	1.53%	0.25% to 0.60%	(0.10)% to 0.17%

DFA VA US Large Value Portfolio Sub-Account
2019		929	$48.33 to $49.97	$60.43 to $62.79	$57,261	2.17%	0.10% to 0.60%	25.03% to 25.66%
2018		942	$55.33 to $56.43	$48.33 to $49.97	$46,258	2.35%	0.10% to 0.60%	(13.48)% to (10.85)%
2017		775	$46.74 to $47.51	$55.33 to $56.43	$43,475	2.38%	0.25% to 0.60%	18.37% to 18.78%
2016		467	$39.55 to $40.07	$46.74 to $47.51	$22,114	2.39%	0.25% to 0.60%	18.16% to 18.58%
2015		356	$41.20 to $41.58	$39.55 to $40.07	$14,223	2.29%	0.25% to 0.60%	(3.98)% to (3.65)%
2014		250	$37.99 to $38.21	$41.20 to $41.58	$10,363	2.78%	0.25% to 0.60%	8.43% to 8.81%
2013		108	$27.14 to $27.21	$37.99 to $38.21	$4,116	2.48%	0.25% to 0.60%	25.18% to 40.47%
2012	(m)	14	$23.57	$27.14 to $27.21	$389	4.42%	0.25% to 0.60%	1.56% to 15.22%

DFA VA US Targeted Value Portfolio Sub-Account
2019		595	$43.66 to $45.14	$53.18 to $55.26	$32,307	1.57%	0.10% to 0.60%	21.83% to 22.44%
2018		527	$52.20 to $53.25	$43.66 to $45.14	$23,397	1.07%	0.10% to 0.60%	(22.68)% to (15.20)%
2017		416	$47.85 to $48.63	$52.20 to $53.25	$22,040	1.28%	0.25% to 0.60%	9.11% to 9.49%
2016		282	$37.75 to $38.24	$47.85 to $48.63	$13,680	1.31%	0.25% to 0.60%	26.73% to 27.17%
2015		218	$40.08 to $40.45	$37.75 to $38.24	$8,296	1.42%	0.25% to 0.60%	(5.80)% to (5.47)%
2014		167	$38.88 to $39.10	$40.08 to $40.45	$6,749	1.24%	0.25% to 0.60%	3.09% to 3.45%
2013		78	$27.04 to $27.11	$38.88 to $39.10	$3,036	1.38%	0.25% to 0.60%	26.94% to 44.26%
2012	(l)	12	$24.30	$27.04 to $27.11	$328	2.33%	0.25% to 0.60%	2.30% to 11.35%

Franklin Income VIP Fund-Class 1 Sub-Account
2019		302	$27.87 to $29.46	$32.25 to $34.26	$10,059	5.41%	0.10% to 0.60%	15.72% to 16.30%
2018		310	$29.24 to $30.28	$27.87 to $29.46	$8,883	4.82%	0.10% to 0.60%	(4.67)% to (3.11)%
2017		334	$26.75 to $27.61	$29.24 to $30.28	$9,986	4.28%	0.25% to 0.60%	9.29% to 9.67%
2016		285	$23.54 to $24.21	$26.75 to $27.61	$7,781	4.93%	0.25% to 0.60%	13.65% to 14.05%
2015		288	$25.42 to $26.05	$23.54 to $24.21	$6,892	4.45%	0.25% to 0.60%	(7.40)% to (7.07)%
2014		291	$24.37 to $24.89	$25.42 to $26.05	$7,513	5.04%	0.25% to 0.60%	4.29% to 4.66%
2013		305	$21.47 to $21.86	$24.37 to $24.89	$7,547	6.00%	0.25% to 0.60%	13.50% to 13.90%
2012		238	$19.13 to $19.41	$21.47 to $21.86	$5,176	6.10%	0.25% to 0.60%	12.23% to 12.63%
2011		212	$18.74 to $18.94	$19.13 to $19.41	$4,098	6.20%	0.25% to 0.60%	2.10% to 2.46%
2010		207	$16.70 to $16.82	$18.74 to $18.94	$3,909	6.43%	0.25% to 0.60%	12.19% to 12.58%

Franklin Mutual Shares VIP Fund-Class 1 Sub-Account
2019		59	$29.24 to $30.91	$35.73 to $37.95	$2,177	2.09%	0.10% to 0.60%	22.19% to 22.80%
2018		61	$32.28 to $33.44	$29.24 to $30.91	$1,843	2.41%	0.10% to 0.60%	(9.40)% to (9.02)%
2017		69	$29.89 to $30.85	$32.28 to $33.44	$2,291	2.40%	0.25% to 0.60%	7.99% to 8.36%
2016		75	$25.84 to $26.58	$29.89 to $30.85	$2,278	2.27%	0.25% to 0.60%	15.66% to 16.06%
2015		89	$27.28 to $27.96	$25.84 to $26.58	$2,350	3.38%	0.25% to 0.60%	(5.26)% to (4.93)%
2014		100	$25.56 to $26.11	$27.28 to $27.96	$2,784	2.06%	0.25% to 0.60%	6.74% to 7.11%
2013		95	$20.01 to $20.36	$25.56 to $26.11	$2,464	2.28%	0.25% to 0.60%	27.76% to 28.21%
2012		84	$17.56 to $17.81	$20.01 to $20.36	$1,695	2.34%	0.25% to 0.60%	13.92% to 14.32%
2011		70	$17.81 to $18.00	$17.56 to $17.81	$1,248	2.87%	0.25% to 0.60%	(1.38)% to (1.04)%
2010		55	$16.07 to $16.19	$17.81 to $18.00	$990	1.75%	0.25% to 0.60%	10.80% to 11.19%

Intelligent Variable Annuity Prospectus	37

CONDENSED FINANCIAL INFORMATION

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Franklin Small-Mid Cap Growth VIP Fund-Class 1 Sub-Account
2019		170	$43.25 to $45.72	$56.67 to $60.19	$9,924	0.00%	0.10% to 0.60%	31.01% to 31.67%
2018		138	$45.88 to $47.52	$43.25 to $45.72	$6,145	0.00%	0.10% to 0.60%	(9.40)% to (5.39)%
2017		141	$37.91 to $39.13	$45.88 to $47.52	$6,625	0.00%	0.25% to 0.60%	21.02% to 21.44%
2016		148	$36.53 to $37.58	$37.91 to $39.13	$5,710	0.00%	0.25% to 0.60%	3.78% to 4.14%
2015		168	$37.67 to $38.61	$36.53 to $37.58	$6,238	0.00%	0.25% to 0.60%	(3.03)% to (2.69)%
2014		153	$35.16 to $35.92	$37.67 to $38.61	$5,864	0.00%	0.25% to 0.60%	7.13% to 7.51%
2013		94	$25.54 to $26.00	$35.16 to $35.92	$3,362	0.00%	0.25% to 0.60%	37.67% to 38.16%
2012		57	$23.12 to $23.46	$25.54 to $26.00	$1,468	0.00%	0.25% to 0.60%	10.45% to 10.84%
2011		57	$24.38 to $24.65	$23.12 to $23.46	$1,336	0.00%	0.25% to 0.60%	(5.16)% to (4.83)%
2010		46	$19.17 to $19.31	$24.38 to $24.65	$1,133	0.00%	0.25% to 0.60%	27.17% to 27.62%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2019		106	$84.85 to $89.68	$115.68 to $122.88	$12,707	0.15%	0.10% to 0.60%	36.34% to 37.02%
2018		93	$83.70 to $86.70	$84.85 to $89.68	$8,104	0.00%	0.10% to 0.60%	(6.92)% to 1.73%
2017		120	$64.62 to $66.70	$83.70 to $86.70	$10,337	0.00%	0.25% to 0.60%	29.54% to 29.99%
2016		92	$63.61 to $65.43	$64.62 to $66.70	$6,046	0.00%	0.25% to 0.60%	1.59% to 1.94%
2015		122	$57.02 to $58.45	$63.61 to $65.43	$7,900	0.00%	0.25% to 0.60%	11.55% to 11.94%
2014		93	$52.76 to $53.89	$57.02 to $58.45	$5,417	0.16%	0.25% to 0.60%	8.08% to 8.46%
2013		80	$40.45 to $41.17	$52.76 to $53.89	$4,297	0.69%	0.25% to 0.60%	30.44% to 30.90%
2012		94	$32.77 to $33.24	$40.45 to $41.17	$3,854	0.77%	0.25% to 0.60%	23.41% to 23.85%
2011		76	$35.33 to $35.72	$32.77 to $33.24	$2,519	0.40%	0.25% to 0.60%	(7.25)% to (6.93)%
2010		59	$33.30 to $33.54	$35.33 to $35.72	$2,110	0.38%	0.25% to 0.60%	6.11% to 6.48%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2019		26	$48.91 to $51.70	$61.75 to $65.60	$1,689	1.90%	0.10% to 0.60%	26.26% to 26.89%
2018		27	$57.85 to $59.93	$48.91 to $51.70	$1,362	1.65%	0.10% to 0.60%	(18.44)% to (15.16)%
2017		28	$44.39 to $45.82	$57.85 to $59.93	$1,666	1.67%	0.25% to 0.60%	30.34% to 30.79%
2016		29	$47.73 to $49.10	$44.39 to $45.82	$1,324	4.74%	0.25% to 0.60%	(7.01)% to (6.68)%
2015		39	$52.53 to $53.85	$47.73 to $49.10	$1,915	0.57%	0.25% to 0.60%	(9.14)% to (8.82)%
2014		44	$59.97 to $61.26	$52.53 to $53.85	$2,344	2.94%	0.25% to 0.60%	(12.40)% to (12.09)%
2013		48	$52.66 to $53.60	$59.97 to $61.26	$2,905	2.82%	0.25% to 0.60%	13.88% to 14.28%
2012		68	$46.69 to $47.36	$52.66 to $53.60	$3,625	0.66%	0.25% to 0.60%	12.79% to 13.18%
2011		92	$69.25 to $69.99	$46.69 to $47.36	$4,338	0.58%	0.25% to 0.60%	(32.57)% to (32.34)%
2010		81	$55.60 to $56.00	$69.25 to $69.99	$5,627	0.74%	0.25% to 0.60%	24.56% to 24.99%

Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account
2019		233	$29.72 to $31.41	$38.50 to $40.90	$9,264	1.18%	0.10% to 0.60%	29.57% to 30.22%
2018		238	$34.62 to $35.86	$29.72 to $31.41	$7,263	1.02%	0.10% to 0.60%	(14.15)% to (12.77)%
2017		281	$30.56 to $31.55	$34.62 to $35.86	$9,982	0.76%	0.25% to 0.60%	13.26% to 13.65%
2016		312	$25.83 to $26.57	$30.56 to $31.55	$9,747	1.05%	0.25% to 0.60%	18.32% to 18.73%
2015		312	$26.92 to $27.59	$25.83 to $26.57	$8,214	1.22%	0.25% to 0.60%	(4.04)% to (3.71)%
2014		335	$24.90 to $25.43	$26.92 to $27.59	$9,154	1.39%	0.25% to 0.60%	8.12% to 8.50%
2013		340	$19.86 to $20.22	$24.90 to $25.43	$8,593	1.25%	0.25% to 0.60%	25.34% to 25.78%
2012		333	$17.98 to $18.24	$19.86 to $20.22	$6,689	1.02%	0.25% to 0.60%	10.47% to 10.86%
2011		261	$18.58 to $18.78	$17.98 to $18.24	$4,741	0.84%	0.25% to 0.60%	(3.22)% to (2.89)%
2010		178	$16.16 to $16.28	$18.58 to $18.78	$3,324	0.79%	0.25% to 0.60%	14.97% to 15.37%

John Hancock Emerging Markets Value Trust Portfolio Sub-Account
2019		1,279	$27.20 to $27.76	$29.98 to $30.75	$38,804	3.48%	0.10% to 0.60%	10.23% to 10.78%
2018		997	$31.63 to $31.97	$27.20 to $27.76	$27,363	2.88%	0.10% to 0.60%	(15.69)% to (10.51)%
2017		756	$23.98 to $24.15	$31.63 to $31.97	$24,077	1.95%	0.25% to 0.60%	31.88% to 32.35%
2016		494	$20.43 to $20.51	$23.98 to $24.15	$11,890	2.58%	0.25% to 0.60%	17.38% to 17.79%
2015	(dd)	248	$25.00	$20.43 to $20.51	$5,077	3.58%	0.25% to 0.60%	(20.48)% to (16.47)%

38	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Matson Money Fixed Income VI Portfolio Sub-Account
2019		1,095	$24.80 to $25.22	$25.76 to $26.30	$28,585	1.69%	0.25% to 0.60%	3.90% to 4.26%
2018		1,099	$24.80 to $25.14	$24.80 to $25.22	$27,526	2.22%	0.25% to 0.60%	(0.01)% to 0.34%
2017		1,054	$24.74 to $24.98	$24.80 to $25.14	$26,361	0.95%	0.25% to 0.60%	0.26% to 0.61%
2016		888	$24.70 to $24.86	$24.74 to $24.98	$22,113	0.51%	0.25% to 0.60%	0.14% to 0.49%
2015		752	$24.92 to $24.99	$24.70 to $24.86	$18,638	0.00%	0.25% to 0.60%	(0.87)% to (0.52)%
2014	(w)	552	$25.00	$24.92 to $24.99	$13,781	1.00%	0.25% to 0.60%	(0.32)% to (0.03)%

Matson Money International Equity VI Portfolio Sub-Account
2019		671	$23.96 to $24.55	$27.95 to $28.78	$19,017	2.29%	0.10% to 0.60%	16.66% to 17.24%
2018		629	$29.87 to $30.28	$23.96 to $24.55	$15,237	1.62%	0.25% to 0.60%	(19.80)% to (15.66)%
2017		513	$23.63 to $23.87	$29.87 to $30.28	$15,452	2.07%	0.25% to 0.60%	26.42% to 26.87%
2016		529	$22.07 to $22.22	$23.63 to $23.87	$12,575	2.10%	0.25% to 0.60%	7.06% to 7.44%
2015		472	$23.07 to $23.14	$22.07 to $22.22	$10,453	1.18%	0.25% to 0.60%	(4.32)% to (3.98)%
2014	(w)	344	$25.00	$23.07 to $23.14	$7,953	2.66%	0.25% to 0.60%	(8.76)% to (7.45)%

Matson Money U.S. Equity VI Portfolio Sub-Account
2019		694	$29.93 to $30.44	$36.50 to $37.25	$25,681	0.87%	0.25% to 0.60%	21.96% to 22.39%
2018		662	$34.33 to $34.80	$29.93 to $30.44	$20,010	0.88%	0.25% to 0.60%	(12.83)% to (12.52)%
2017		614	$30.47 to $30.78	$34.33 to $34.80	$21,247	1.13%	0.25% to 0.60%	12.65% to 13.04%
2016		609	$25.42 to $25.59	$30.47 to $30.78	$18,667	0.82%	0.25% to 0.60%	19.86% to 20.28%
2015		561	$26.73 to $26.81	$25.42 to $25.59	$14,323	0.63%	0.25% to 0.60%	(4.87)% to (4.54)%
2014	(w)	426	$25.00	$26.73 to $26.81	$11,411	0.72%	0.25% to 0.60%	3.50% to 7.88%

MFS Global Equity Series—Initial Class Sub-Account
2019		155	$26.40 to $27.90	$34.26 to $36.39	$5,506	1.11%	0.10% to 0.60%	29.79% to 30.44%
2018		139	$29.42 to $30.48	$26.40 to $27.90	$3,786	0.90%	0.10% to 0.60%	(10.29)% to (7.09)%
2017		182	$23.86 to $24.63	$29.42 to $30.48	$5,495	0.90%	0.25% to 0.60%	23.33% to 23.76%
2016		154	$22.36 to $23.00	$23.86 to $24.63	$3,740	0.99%	0.25% to 0.60%	6.71% to 7.08%
2015		137	$22.82 to $23.39	$22.36 to $23.00	$3,114	1.05%	0.25% to 0.60%	(2.00)% to (1.66)%
2014		147	$22.10 to $22.57	$22.82 to $23.39	$3,398	0.75%	0.25% to 0.60%	3.25% to 3.61%
2013		126	$17.39 to $17.70	$22.10 to $22.57	$2,826	0.92%	0.25% to 0.60%	27.05% to 27.49%
2012		72	$14.19 to $14.39	$17.39 to $17.70	$1,274	1.12%	0.25% to 0.60%	22.60% to 23.03%
2011		53	$14.92 to $15.08	$14.19 to $14.39	$765	0.88%	0.25% to 0.60%	(4.89)% to (4.56)%
2010		41	$13.36 to $13.45	$14.92 to $15.08	$611	0.99%	0.25% to 0.60%	11.69% to 12.08%

MFS Growth Series—Initial Class Sub-Account
2019		10	$60.31 to $63.74	$82.82 to $87.97	$889	0.00%	0.10% to 0.59%	37.32% to 38.01%
2018		14	$59.10 to $61.22	$60.31 to $63.74	$892	0.08%	0.10% to 0.60%	(9.74)% to 2.41%
2017		15	$45.24 to $46.70	$59.10 to $61.22	$910	0.10%	0.25% to 0.60%	30.62% to 31.08%
2016		17	$44.43 to $45.70	$45.24 to $46.70	$770	0.04%	0.25% to 0.60%	1.83% to 2.19%
2015		28	$41.56 to $42.60	$44.43 to $45.70	$1,265	0.16%	0.25% to 0.60%	6.92% to 7.29%
2014		29	$38.37 to $39.20	$41.56 to $42.60	$1,224	0.10%	0.25% to 0.60%	8.29% to 8.67%
2013		30	$28.21 to $28.71	$38.37 to $39.20	$1,154	0.96%	0.25% to 0.60%	36.03% to 36.51%
2012		29	$24.18 to $24.42	$28.21 to $28.71	$816	0.00%	0.25% to 0.60%	(1.50)% to 16.97%
2011		19	$24.40 to $24.59	$24.18 to $24.42	$466	0.17%	0.35% to 0.60%	(0.92)% to (0.67)%
2010		20	$21.28 to $21.39	$24.40 to $24.59	$484	0.08%	0.35% to 0.60%	14.65% to 14.93%

MFS Massachusetts Investors Growth Stock Portfolio Sub-Account
2019		229	$25.69 to $27.15	$35.74 to $37.97	$8,442	0.68%	0.10% to 0.60%	39.12% to 39.81%
2018		152	$25.64 to $26.56	$25.69 to $27.15	$4,014	0.52%	0.10% to 0.60%	(9.18)% to 0.56%
2017		229	$20.09 to $20.73	$25.64 to $26.56	$6,016	0.65%	0.25% to 0.60%	27.66% to 28.10%
2016		182	$19.05 to $19.59	$20.09 to $20.73	$3,721	0.59%	0.25% to 0.60%	5.44% to 5.81%
2015	(cc)	182	$25.00	$19.05 to $19.59	$3,517	0.63%	0.25% to 0.60%	(1.85)% to (1.59)%

Intelligent Variable Annuity Prospectus	39

CONDENSED FINANCIAL INFORMATION

							For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)		Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

MFS Utilities Series—Initial Class Sub-Account
2019		49		$55.51 to $58.67	$69.01 to $73.30	$3,496	4.04%	0.10% to 0.60%	24.32% to 24.94%
2018		45		$55.26 to $57.24	$55.51 to $58.67	$2,556	1.02%	0.10% to 0.60%	(2.98)% to 0.81%
2017		51		$48.41 to $49.97	$55.26 to $57.24	$2,854	4.21%	0.25% to 0.60%	14.15% to 14.55%
2016		49		$43.69 to $44.94	$48.41 to $49.97	$2,440	3.75%	0.25% to 0.60%	10.81% to 11.19%
2015		50		$51.42 to $52.71	$43.69 to $44.94	$2,202	4.17%	0.25% to 0.60%	(15.03)% to (14.73)%
2014		53		$45.89 to $46.87	$51.42 to $52.71	$2,763	2.66%	0.25% to 0.60%	12.06% to 12.45%
2013		48		$38.30 to $38.99	$45.89 to $46.87	$2,229	4.06%	0.25% to 0.60%	19.80% to 20.22%
2012		29		$33.96 to $34.44	$38.30 to $38.99	$1,131	6.37%	0.25% to 0.60%	12.80% to 13.20%
2011		36		$31.99 to $32.33	$33.96 to $34.44	$1,245	3.85%	0.25% to 0.60%	6.15% to 6.52%
2010		23		$28.28 to $28.42	$31.99 to $32.33	$756	3.05%	0.25% to 0.60%	13.13% to 13.52%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2019		1,242		$27.01 to $28.55	$31.34 to $33.29	$39,999	0.73%	0.10% to 0.60%	16.05% to 16.63%
2018		1,182		$32.07 to $33.22	$27.01 to $28.55	$32,688	0.66%	0.10% to 0.60%	(19.53)% to (15.33)%
2017		1,194		$27.64 to $28.53	$32.07 to $33.22	$39,124	0.87%	0.25% to 0.60%	16.04% to 16.44%
2016		1,147		$23.94 to $24.62	$27.64 to $28.53	$32,295	0.72%	0.25% to 0.60%	15.47% to 15.88%
2015		885		$25.47 to $26.11	$23.94 to $24.62	$21,514	0.88%	0.25% to 0.60%	(8.88)% to (8.57)%
2014		607		$23.22 to $23.71	$25.47 to $26.11	$16,203	1.25%	0.25% to 0.60%	13.16% to 13.55%
2013		357		$17.04 to $17.35	$23.22 to $23.71	$8,404	1.41%	0.25% to 0.60%	30.35% to 30.81%
2012		185		$14.84 to $15.05	$17.04 to $17.35	$3,194	0.69%	0.25% to 0.60%	14.84% to 15.24%
2011		130		$15.97 to $16.14	$14.84 to $15.05	$1,951	0.87%	0.25% to 0.60%	(7.06)% to (6.73)%
2010		41		$12.73 to $12.82	$15.97 to $16.14	$655	0.89%	0.25% to 0.60%	25.43% to 25.87%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2019	(ff)	57		$33.59 to $36.74	$38.24 to $40.62	$2,248	0.59%	0.10% to 0.60%	10.14% to 10.51%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2019		239		$17.52 to $18.52	$19.50 to $20.71	$4,819	3.09%	0.10% to 0.60%	11.25% to 11.80%
2018		239		$18.60 to $19.26	$17.52 to $18.52	$4,304	3.26%	0.10% to 0.60%	(5.77)% to (3.31)%
2017		232		$16.45 to $16.98	$18.60 to $19.26	$4,422	4.96%	0.25% to 0.60%	13.09% to 13.48%
2016		203		$14.63 to $15.05	$16.45 to $16.98	$3,402	2.84%	0.25% to 0.60%	12.40% to 12.80%
2015		200		$16.17 to $16.57	$14.63 to $15.05	$2,970	3.13%	0.24% to 0.60%	(9.50)% to (9.18)%
2014		291		$16.15 to $16.49	$16.17 to $16.57	$4,775	5.04%	0.25% to 0.60%	0.12% to 0.47%
2013		376		$16.18 to $16.46	$16.15 to $16.49	$6,168	4.19%	0.25% to 0.60%	(0.18)% to 0.17%
2012		555		$14.14 to $14.34	$16.18 to $16.46	$9,104	6.58%	0.25% to 0.60%	14.42% to 14.82%
2011		295		$13.93 to $14.08	$14.14 to $14.34	$4,204	7.78%	0.25% to 0.60%	1.47% to 1.82%
2010		169		$12.37 to $12.46	$13.93 to $14.08	$2,376	7.35%	0.25% to 0.60%	12.64% to 13.03%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2019		93		$14.99 to $15.38	$16.63 to $17.15	$1,574	4.56%	0.10% to 0.60%	10.97% to 11.52%
2018		117		$17.54 to $17.80	$14.99 to $15.38	$1,782	2.09%	0.10% to 0.61%	(14.56)% to (8.48)%
2017		99		$17.23 to $17.43	$17.54 to $17.80	$1,754	11.29%	0.25% to 0.60%	1.79% to 2.14%
2016		81		$15.05 to $15.16	$17.23 to $17.43	$1,407	1.26%	0.25% to 0.60%	14.53% to 14.93%
2015		83		$20.34 to $20.42	$15.05 to $15.16	$1,257	4.16%	0.25% to 0.61%	(26.02)% to (25.76)%
2014		53		$25.06 to $25.07	$20.34 to $20.42	$1,072	0.51%	0.25% to 0.61%	(18.83)% to (18.55)%
2013	(s)	6		$24.74 to $24.95	$25.06 to $25.07	$145	0.00%	0.37% to 0.52%	0.47% to 1.30%

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2019		1,184		$28.32 to $29.06	$32.36 to $33.37	$38,845	4.57%	0.10% to 0.60%	14.26% to 14.83%
2018		1,196		$29.86 to $30.30	$28.32 to $29.06	$34,255	4.29%	0.10% to 0.60%	(5.16)% to (3.09)%
2017		999		$27.30 to $27.60	$29.86 to $30.30	$30,107	5.21%	0.25% to 0.60%	9.40% to 9.78%
2016		723		$24.19 to $24.38	$27.30 to $27.60	$19,862	5.42%	0.25% to 0.60%	12.84% to 13.23%
2015		542		$24.86 to $24.96	$24.19 to $24.38	$13,169	5.50%	0.25% to 0.60%	(2.68)% to (2.34)%
2014		229		$24.60	$24.86 to $24.96	$5,695	5.12%	0.25% to 0.60%	1.07% to 1.42%
2013	(t)	—	^	$24.43	$24.60	$0	2.43%	0.42%	0.71%

40	Prospectus Intelligent Variable Annuity

continued

					For the period ended December 31,
Period	Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2019	250	$17.69 to $18.70	$18.69 to $19.85	$4,867	2.61%	0.10% to 0.60%	5.65% to 6.18%
2018	284	$18.55 to $19.21	$17.69 to $18.70	$5,192	6.53%	0.10% to 0.60%	(4.63)% to (2.39)%
2017	298	$17.15 to $17.70	$18.55 to $19.21	$5,673	2.19%	0.25% to 0.60%	8.14% to 8.52%
2016	274	$16.56 to $17.03	$17.15 to $17.70	$4,808	1.66%	0.25% to 0.60%	3.58% to 3.94%
2015	275	$17.33 to $17.77	$16.56 to $17.03	$4,643	1.98%	0.25% to 0.60%	(4.46)% to (4.13)%
2014	279	$17.02 to $17.39	$17.33 to $17.77	$4,923	2.64%	0.25% to 0.60%	1.81% to 2.16%
2013	271	$18.69 to $19.02	$17.02 to $17.39	$4,680	1.21%	0.25% to 0.60%	(8.89)% to (8.57)%
2012	293	$17.55 to $17.80	$18.69 to $19.02	$5,526	6.04%	0.25% to 0.60%	6.47% to 6.84%
2011	375	$16.39 to $16.56	$17.55 to $17.80	$6,643	5.33%	0.25% to 0.60%	7.09% to 7.47%
2010	251	$14.74 to $14.85	$16.39 to $16.56	$4,135	3.36%	0.25% to 0.60%	11.16% to 11.55%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2019	5,546	$16.88 to $17.84	$18.22 to $19.35	$103,984	1.81%	0.10% to 0.60%	7.95% to 8.49%
2018	5,926	$17.33 to $17.96	$16.88 to $17.84	$102,503	2.60%	0.10% to 0.60%	(2.65)% to (1.36)%
2017	5,337	$16.80 to $17.34	$17.33 to $17.96	$94,591	2.54%	0.25% to 0.60%	3.19% to 3.55%
2016	3,963	$16.04 to $16.50	$16.80 to $17.34	$67,871	2.44%	0.25% to 0.60%	4.73% to 5.09%
2015	3,240	$16.56 to $16.97	$16.04 to $16.50	$52,857	4.84%	0.25% to 0.60%	(3.14)% to (2.80)%
2014	2,549	$16.13 to $16.48	$16.56 to $16.97	$42,873	1.54%	0.25% to 0.60%	2.64% to 3.00%
2013	2,053	$17.85 to $18.17	$16.13 to $16.48	$33,580	1.98%	0.25% to 0.60%	(9.63)% to (9.31)%
2012	1,903	$16.49 to $16.72	$17.85 to $18.17	$34,367	6.42%	0.25% to 0.60%	8.27% to 8.65%
2011	1,531	$14.83 to $14.99	$16.49 to $16.72	$25,467	5.02%	0.25% to 0.60%	11.18% to 11.57%
2010	1,213	$13.78 to $13.88	$14.83 to $14.99	$18,112	2.54%	0.25% to 0.60%	7.62% to 8.01%

PVC Equity Income Account—Class 1 Sub-Account
2019	1,927	$36.43 to $38.50	$46.74 to $49.65	$92,711	1.93%	0.10% to 0.60%	28.31% to 28.96%
2018	1,983	$38.58 to $39.96	$36.43 to $38.50	$74,025	1.96%	0.10% to 0.60%	(9.96)% to (4.35)%
2017	2,059	$32.06 to $33.09	$38.58 to $39.96	$81,197	2.30%	0.25% to 0.60%	20.35% to 20.77%
2016	1,965	$27.87 to $28.67	$32.06 to $33.09	$64,213	2.79%	0.25% to 0.60%	15.03% to 15.43%
2015	1,714	$29.18 to $29.91	$27.87 to $28.67	$48,566	2.51%	0.25% to 0.60%	(4.50)% to (4.17)%
2014	1,394	$26.03 to $26.58	$29.18 to $29.91	$41,324	2.52%	0.25% to 0.60%	12.13% to 12.52%
2013	1,012	$20.57 to $20.94	$26.03 to $26.58	$26,699	3.22%	0.25% to 0.60%	26.54% to 26.98%
2012	700	$18.31 to $18.57	$20.57 to $20.94	$14,551	3.11%	0.25% to 0.60%	12.34% to 12.73%
2011	571	$17.47 to $17.66	$18.31 to $18.57	$10,552	0.48%	0.25% to 0.60%	4.81% to 5.17%
2010	447	$15.13 to $15.24	$17.47 to $17.66	$7,852	4.40%	0.25% to 0.60%	15.48% to 15.89%

PVC MidCap Account—Class 1 Sub-Account
2019	124	$41.25 to $43.60	$58.68 to $62.32	$7,512	0.28%	0.10% to 0.60%	42.24% to 42.95%
2018	132	$44.41 to $46.00	$41.25 to $43.60	$5,606	0.26%	0.10% to 0.60%	(7.11)% to (5.09)%
2017	152	$35.59 to $36.74	$44.41 to $46.00	$6,907	0.55%	0.25% to 0.60%	24.77% to 25.20%
2016	166	$32.44 to $33.37	$35.59 to $36.74	$6,047	0.42%	0.25% to 0.60%	9.71% to 10.09%
2015	176	$32.11 to $32.91	$32.44 to $33.37	$5,817	0.50%	0.25% to 0.60%	1.04% to 1.39%
2014	198	$28.59 to $29.20	$32.11 to $32.91	$6,471	0.51%	0.25% to 0.60%	12.31% to 12.70%
2013	223	$21.48 to $21.86	$28.59 to $29.20	$6,463	1.66%	0.25% to 0.60%	33.13% to 33.59%
2012	135	$18.09 to $18.35	$21.48 to $21.86	$2,926	0.83%	0.25% to 0.60%	18.73% to 19.15%
2011	102	$16.80 to $16.99	$18.09 to $18.35	$1,862	0.00%	0.25% to 0.60%	7.64% to 8.02%
2010	67	$13.62 to $13.72	$16.80 to $16.99	$1,140	2.45%	0.25% to 0.60%	23.36% to 23.79%

Intelligent Variable Annuity Prospectus	41

CONDENSED FINANCIAL INFORMATION

					For the period ended December 31,
Period	Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2019	510	$31.88 to $33.70	$40.69 to $43.23	$21,420	0.00%	0.10% to 0.60%	27.63% to 28.27%
2018	537	$34.03 to $35.24	$31.88 to $33.70	$17,584	0.00%	0.10% to 0.60%	(12.98)% to (5.96)%
2017	580	$26.38 to $27.23	$34.03 to $35.24	$20,194	0.00%	0.25% to 0.60%	28.97% to 29.42%
2016	619	$26.22 to $26.97	$26.38 to $27.23	$16,666	0.00%	0.25% to 0.60%	0.63% to 0.98%
2015	657	$24.91 to $25.54	$26.22 to $26.97	$17,514	0.00%	0.25% to 0.60%	5.23% to 5.60%
2014	620	$23.49 to $23.99	$24.91 to $25.54	$15,673	0.00%	0.25% to 0.60%	6.07% to 6.44%
2013	325	$18.27 to $18.60	$23.49 to $23.99	$7,744	0.00%	0.25% to 0.60%	28.58% to 29.03%
2012	191	$16.62 to $16.85	$18.27 to $18.60	$3,527	3.50%	0.25% to 0.60%	9.95% to 10.34%
2011	170	$17.50 to $17.69	$16.62 to $16.85	$2,857	0.00%	0.25% to 0.60%	(5.08)% to (4.74)%
2010	151	$16.40 to $16.52	$17.50 to $17.69	$2,666	0.00%	0.25% to 0.60%	6.72% to 7.10%

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2019	42	$32.92 to $34.80	$36.08 to $38.33	$1,586	0.00%	0.10% to 0.60%	9.59% to 10.14%
2018	46	$40.60 to $42.06	$32.92 to $34.80	$1,550	0.00%	0.10% to 0.60%	(22.93)% to (18.62)%
2017	43	$41.06 to $42.39	$40.60 to $42.06	$1,798	0.00%	0.25% to 0.60%	(1.13)% to (0.78)%
2016	50	$33.10 to $34.04	$41.06 to $42.39	$2,098	0.00%	0.25% to 0.60%	24.08% to 24.51%
2015	45	$46.79 to $47.97	$33.10 to $34.04	$1,513	0.00%	0.25% to 0.60%	(29.27)% to (29.03)%
2014	47	$58.69 to $59.95	$46.79 to $47.97	$2,230	0.00%	0.25% to 0.60%	(20.27)% to (19.99)%
2013	47	$53.80 to $54.76	$58.69 to $59.95	$2,785	0.00%	0.25% to 0.60%	9.10% to 9.48%
2012	58	$55.75 to $56.55	$53.80 to $54.76	$3,155	8.05%	0.25% to 0.60%	(3.50)% to (3.16)%
2011	54	$69.54 to $70.29	$55.75 to $56.55	$3,064	0.00%	0.25% to 0.60%	(19.83)% to (19.55)%
2010	45	$54.88 to $55.27	$69.54 to $70.29	$3,176	0.06%	0.25% to 0.60%	26.72% to 27.16%

Prudential Series Fund—Value Portfolio—Class II Sub-Account
2019	155	$38.55 to $40.74	$48.12 to $51.11	$7,723	0.00%	0.10% to 0.60%	24.83% to 25.45%
2018	133	$43.20 to $44.75	$38.55 to $40.74	$5,270	0.00%	0.10% to 0.60%	(10.77)% to (7.42)%
2017	144	$37.31 to $38.51	$43.20 to $44.75	$6,362	0.00%	0.25% to 0.60%	15.81% to 16.22%
2016	154	$33.82 to $34.79	$37.31 to $38.51	$5,851	0.00%	0.25% to 0.60%	10.29% to 10.68%
2015	248	$37.21 to $38.14	$33.82 to $34.79	$8,577	0.00%	0.25% to 0.60%	(9.09)% to (8.77)%
2014	246	$34.13 to $34.87	$37.21 to $38.14	$9,307	0.00%	0.25% to 0.60%	9.00% to 9.39%
2013	177	$25.91 to $26.37	$34.13 to $34.87	$6,125	0.00%	0.25% to 0.60%	31.74% to 32.20%
2012	192	$22.84 to $23.17	$25.91 to $26.37	$5,039	0.55%	0.25% to 0.60%	13.45% to 13.85%
2011	201	$24.41 to $24.68	$22.84 to $23.17	$4,639	0.52%	0.25% to 0.60%	(6.45)% to (6.12)%
2010	218	$21.66 to $21.82	$24.41 to $24.68	$5,346	0.31%	0.25% to 0.60%	12.71% to 13.10%

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2019	23	$18.06 to $19.09	$21.46 to $22.80	$511	0.00%	0.10% to 0.59%	18.84% to 19.43%
2018	57	$19.98 to $20.69	$18.06 to $19.09	$1,053	0.00%	0.14% to 0.72%	(19.51)% to (9.27)%
2017	40	$19.11 to $19.72	$19.98 to $20.69	$823	0.26%	0.25% to 0.60%	4.56% to 4.92%
2016	103	$16.06 to $16.52	$19.11 to $19.72	$2,009	1.06%	0.25% to 0.60%	19.00% to 19.41%
2015	26	$18.45 to $18.91	$16.06 to $16.52	$421	0.00%	0.25% to 0.60%	(12.98)% to (12.68)%
2014	33	$19.25 to $19.66	$18.45 to $18.91	$616	0.00%	0.25% to 0.60%	(4.16)% to (3.82)%
2013	31	$16.01 to $16.29	$19.25 to $19.66	$603	0.40%	0.25% to 0.60%	20.26% to 20.68%
2012	57	$14.97 to $15.18	$16.01 to $16.29	$916	0.00%	0.25% to 0.60%	6.96% to 7.34%
2011	68	$17.13 to $17.31	$14.97 to $15.18	$1,033	2.42%	0.25% to 0.60%	(12.63)% to (12.32)%
2010	78	$13.26 to $13.36	$17.13 to $17.31	$1,345	2.74%	0.25% to 0.60%	29.18% to 29.64%

42	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2019		328	$18.08 to $19.11	$21.33 to $22.66	$7,239	0.73%	0.10% to 0.60%	17.96% to 18.55%
2018		302	$19.85 to $20.56	$18.08 to $19.11	$5,619	0.72%	0.10% to 0.60%	(11.77)% to (8.57)%
2017		329	$18.95 to $19.56	$19.85 to $20.56	$6,691	0.95%	0.25% to 0.60%	4.75% to 5.11%
2016		344	$15.76 to $16.21	$18.95 to $19.56	$6,666	1.78%	0.25% to 0.60%	20.24% to 20.66%
2015		381	$17.98 to $18.43	$15.76 to $16.21	$6,116	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%
2014		402	$17.52 to $17.89	$17.98 to $18.43	$7,341	0.13%	0.25% to 0.60%	2.62% to 2.98%
2013		387	$13.08 to $13.31	$17.52 to $17.89	$6,877	1.15%	0.25% to 0.60%	34.08% to 34.42%
2012		364	$11.70 to $11.86	$13.08 to $13.31	$4,806	0.12%	0.25% to 0.60%	11.83% to 12.22%
2011		321	$12.16 to $12.30	$11.70 to $11.86	$3,790	0.37%	0.25% to 0.60%	(3.86)% to (3.52)%
2010		263	$10.15 to $10.23	$12.16 to $12.30	$3,220	0.15%	0.25% to 0.60%	19.80% to 20.22%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2019		128	$32.04 to $32.69	$41.06 to $42.11	$5,309	0.00%	0.10% to 0.60%	28.17% to 28.82%
2018		142	$31.88 to $32.22	$32.04 to $32.69	$4,580	0.00%	0.10% to 0.60%	(9.53)% to 0.85%
2017		95	$25.14 to $25.32	$31.88 to $32.22	$3,038	0.00%	0.25% to 0.60%	26.82% to 27.27%
2016		68	$28.25 to $28.35	$25.14 to $25.32	$1,722	0.00%	0.24% to 0.60%	(11.02)% to (10.71)%
2015		129	$25.20 to $25.21	$28.25 to $28.35	$3,658	0.00%	0.12% to 0.56%	12.08% to 12.48%
2014	(x)	3	$24.99	$25.20 to $25.21	$77	0.00%	0.36%	0.84% to 1.07%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2019		1,824	$25.52 to $26.40	$26.47 to $27.53	$49,144	2.40%	0.10% to 0.60%	3.73% to 4.25%
2018		1,768	$25.37 to $25.89	$25.52 to $26.40	$45,791	2.01%	0.10% to 0.60%	0.57% to 1.45%
2017		1,638	$25.26 to $25.69	$25.37 to $25.89	$42,082	1.47%	0.25% to 0.60%	0.45% to 0.80%
2016		1,489	$25.07 to $25.41	$25.26 to $25.69	$37,993	1.36%	0.25% to 0.60%	0.76% to 1.11%
2015		1,235	$25.14 to $25.39	$25.07 to $25.41	$31,212	1.14%	0.25% to 0.60%	(0.29)% to 0.06%
2014		903	$25.13 to $25.29	$25.14 to $25.39	$22,828	1.24%	0.25% to 0.60%	0.04% to 0.39%
2013		613	$25.25 to $25.32	$25.13 to $25.29	$15,454	1.51%	0.25% to 0.60%	(0.47)% to (0.12)%
2012	(q)	220	$24.97	$25.25 to $25.32	$5,564	1.48%	0.25% to 0.60%	1.02% to 1.26%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2019		899	$14.42 to $15.24	$18.19 to $19.32	$16,856	1.24%	0.10% to 0.60%	26.16% to 26.79%
2018		967	$17.16 to $17.77	$14.42 to $15.24	$14,312	1.14%	0.10% to 0.60%	(15.95)% to (13.49)%
2017		1,033	$12.27 to $12.67	$17.16 to $17.77	$18,148	1.16%	0.25% to 0.60%	39.81% to 40.30%
2016		1,113	$10.48 to $10.78	$12.27 to $12.67	$13,935	1.09%	0.25% to 0.60%	17.09% to 17.50%
2015		1,125	$13.09 to $13.41	$10.48 to $10.78	$12,000	2.46%	0.25% to 0.60%	(19.91)% to (19.62)%
2014		926	$14.32 to $14.63	$13.09 to $13.41	$12,311	1.81%	0.25% to 0.60%	(8.64)% to (8.32)%
2013		634	$14.52 to $14.77	$14.32 to $14.63	$9,221	2.03%	0.25% to 0.60%	(1.33)% to (0.98)%
2012		457	$12.88 to $13.06	$14.52 to $14.77	$6,727	1.64%	0.25% to 0.60%	12.72% to 13.12%
2011		329	$15.36 to $15.53	$12.88 to $13.06	$4,277	1.14%	0.25% to 0.60%	(16.17)% to (15.88)%
2010		273	$13.12 to $13.21	$15.36 to $15.53	$4,222	1.32%	0.25% to 0.60%	17.13% to 17.54%

Vanguard VIF Capital Growth Portfolio Sub-Account
2019		309	$35.64 to $36.37	$44.81 to $45.96	$14,047	1.08%	0.10% to 0.60%	10.16% to 26.37%
2018		316	$36.28 to $36.67	$35.64 to $36.37	$11,385	0.81%	0.10% to 0.60%	(10.44)% to (1.43)%
2017		277	$28.33 to $28.53	$36.28 to $36.67	$10,125	0.64%	0.25% to 0.60%	28.06% to 28.51%
2016		73	$25.71 to $25.81	$28.33 to $28.53	$2,086	1.04%	0.25% to 0.59%	10.18% to 20.44%
2015		16	$25.21	$25.71 to $25.81	$404	0.53%	0.15% to 0.60%	2.16% to 3.69%
2014	(z)	2	$25.57	$25.21	$46	0.00%	0.20% to 0.45%	(1.43)% to (0.81)%

Intelligent Variable Annuity Prospectus	43

CONDENSED FINANCIAL INFORMATION

							For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)		Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Vanguard VIF Equity Index Portfolio Sub-Account
2019		2,511		$33.03 to $33.70	$43.10 to $44.21	$110,048	1.79%	0.10% to 0.60%	11.44% to 31.17%
2018		2,208		$34.79 to $35.17	$33.03 to $33.70	$73,845	1.64%	0.10% to 0.60%	(5.08)% to (3.49)%
2017		2,056		$28.77 to $28.98	$34.79 to $35.17	$72,226	1.74%	0.25% to 0.60%	20.93% to 21.35%
2016		1,894		$25.89 to $25.98	$28.77 to $28.98	$54,854	0.80%	0.25% to 0.60%	11.14% to 11.53%
2015		306		$25.72	$25.89 to $25.98	$7,945	0.88%	0.25% to 0.60%	(0.01)% to 1.32%
2014	(aa)	1		$26.00	$25.72	$19	0.00%	0.20% to 0.50%	(1.10)% to (1.04)%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2019		1,503		$28.36 to $28.94	$32.60 to $33.44	$49,592	5.63%	0.10% to 0.60%	14.98% to 15.56%
2018		1,380		$29.33 to $29.64	$28.36 to $28.94	$39,486	4.50%	0.10% to 0.60%	(3.32)% to (2.22)%
2017		1,186		$27.57 to $27.77	$29.33 to $29.64	$35,021	4.23%	0.25% to 0.60%	6.37% to 6.74%
2016		752		$24.91 to $25.00	$27.57 to $27.77	$20,834	4.04%	0.25% to 0.60%	10.69% to 11.08%
2015	(bb)	395		$25.00	$24.91 to $25.00	$9,866	0.58%	0.25% to 0.60%	(4.20)% to (2.00)%

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2019		1,754		$29.87 to $30.49	$38.86 to $39.86	$69,007	1.39%	0.10% to 0.60%	30.09% to 30.74%
2018		1,486		$33.15 to $33.50	$29.87 to $30.49	$44,813	1.09%	0.10% to 0.60%	(11.63)% to (9.56)%
2017		1,098		$28.00 to $28.21	$33.15 to $33.50	$36,655	1.02%	0.25% to 0.60%	18.37% to 18.78%
2016		666		$25.35 to $25.45	$28.00 to $28.21	$18,748	1.07%	0.25% to 0.60%	10.45% to 10.84%
2015		326		$25.88	$25.35 to $25.45	$8,283	0.42%	0.25% to 0.60%	(5.83)% to 1.24%
2014	(aa)	4		$26.11	$25.88	$114	0.00%	0.20% to 0.37%	(0.89)%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2019		793		$27.24 to $27.80	$34.88 to $35.77	$28,008	2.66%	0.10% to 0.60%	28.04% to 28.68%
2018		796		$28.96 to $29.27	$27.24 to $27.80	$21,909	2.72%	0.10% to 0.60%	(7.66)% to 2.13%
2017		615		$27.80 to $28.00	$28.96 to $29.27	$17,944	2.17%	0.25% to 0.60%	4.15% to 4.52%
2016		395		$25.81 to $25.91	$27.80 to $28.00	$11,041	1.94%	0.25% to 0.60%	7.71% to 8.09%
2015		173		$25.41	$25.81 to $25.91	$4,480	0.97%	0.25% to 0.60%	(6.59)% to 1.97%
2014	(y)	23		$25.39	$25.41	$582	0.00%	0.22% to 0.56%	(1.19)% to 0.06%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2019		476		$32.62 to $33.29	$41.54 to $42.60	$20,052	0.46%	0.10% to 0.60%	27.34% to 27.98%
2018		471		$35.38 to $35.76	$32.62 to $33.29	$15,529	0.35%	0.10% to 0.60%	(18.32)% to (7.50)%
2017		361		$28.83 to $29.04	$35.38 to $35.76	$12,857	0.45%	0.25% to 0.60%	22.73% to 23.16%
2016		309		$25.24 to $25.33	$28.83 to $29.04	$8,946	0.28%	0.25% to 0.60%	14.25% to 14.65%
2015		164		$26.11	$25.24 to $25.33	$4,161	0.06%	0.25% to 0.60%	(9.08)% to (1.07)%
2014	(aa)	—	^	$26.03	$26.11	$1	0.00%	0.20%	0.33%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2019		6,630		$25.88 to $26.41	$27.96 to $28.67	$187,721	2.32%	0.10% to 0.60%	8.02% to 8.57%
2018		4,725		$26.07 to $26.35	$25.88 to $26.41	$123,467	2.05%	0.10% to 0.60%	(0.73)% to 1.87%
2017		3,213		$25.35 to $25.53	$26.07 to $26.35	$84,390	1.88%	0.25% to 0.60%	2.86% to 3.22%
2016		1,701		$24.88 to $24.98	$25.35 to $25.53	$43,317	1.80%	0.25% to 0.60%	1.86% to 2.22%
2015		820		$24.95	$24.88 to $24.98	$20,447	0.48%	0.23% to 0.59%	(0.27)% to 0.08%
2014	(z)	—	^	$24.93	$24.95	$5	0.00%	0.43%	0.07%

44	Prospectus Intelligent Variable Annuity

continued

						For the period ended December 31,
Period		Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2019		177	$37.59 to $39.25	$46.61 to $48.92	$8,431	2.84%	0.10% to 0.60%	23.99% to 24.61%
2018		192	$41.34 to $42.46	$37.59 to $39.25	$7,368	5.54%	0.10% to 0.60%	(9.07)% to (7.20)%
2017		197	$37.54 to $38.43	$41.34 to $42.46	$8,281	3.77%	0.25% to 0.60%	10.11% to 10.49%
2016		201	$37.43 to $38.19	$37.54 to $38.43	$7,672	1.19%	0.25% to 0.60%	0.29% to 0.64%
2015		264	$38.20 to $38.83	$37.43 to $38.19	$10,021	3.23%	0.25% to 0.60%	(2.01)% to (1.67)%
2014		262	$33.69 to $34.13	$38.20 to $38.83	$10,118	1.20%	0.25% to 0.60%	13.38% to 13.78%
2013		136	$32.61 to $32.91	$33.69 to $34.13	$4,617	6.26%	0.25% to 0.60%	3.33% to 3.69%
2012		74	$26.02 to $26.17	$32.61 to $32.91	$2,437	0.80%	0.25% to 0.60%	25.33% to 25.77%
2011		44	$27.59 to $27.66	$26.02 to $26.17	$1,162	4.11%	0.25% to 0.60%	(5.72)% to (5.39)%
2010	(o)	9	$25.00	$27.59 to $27.66	$255	4.21%	0.25% to 0.60%	10.38% to 10.64%

Wanger International Sub-Account
2019		183	$54.98 to $58.10	$71.04 to $75.45	$13,400	0.83%	0.10% to 0.60%	29.21% to 29.86%
2018		191	$67.20 to $69.61	$54.98 to $58.10	$10,777	2.08%	0.10% to 0.60%	(20.81)% to (17.91)%
2017		220	$50.87 to $52.50	$67.20 to $69.61	$15,153	1.20%	0.25% to 0.60%	32.12% to 32.58%
2016		211	$51.90 to $53.39	$50.87 to $52.50	$10,968	1.14%	0.25% to 0.60%	(2.00)% to (1.65)%
2015		241	$52.16 to $53.47	$51.90 to $53.39	$12,736	1.46%	0.25% to 0.60%	(0.50)% to (0.15)%
2014		237	$54.89 to $56.07	$52.16 to $53.47	$12,587	1.56%	0.25% to 0.60%	(4.98)% to (4.64)%
2013		169	$45.13 to $45.94	$54.89 to $56.07	$9,409	2.73%	0.25% to 0.60%	21.64% to 22.06%
2012		128	$37.35 to $37.88	$45.13 to $45.94	$5,846	1.47%	0.25% to 0.60%	20.83% to 21.26%
2011		85	$44.01 to $44.48	$37.35 to $37.88	$3,194	4.82%	0.25% to 0.60%	(15.13)% to (14.83)%
2010		34	$35.44 to $35.70	$44.01 to $44.48	$1,496	2.75%	0.25% to 0.60%	24.17% to 24.61%

Wanger Select Sub-Account
2019		33	$48.04 to $50.78	$61.75 to $65.59	$2,108	0.08%	0.10% to 0.60%	28.53% to 29.17%
2018		48	$55.18 to $57.16	$48.04 to $50.78	$2,393	0.17%	0.10% to 0.60%	(23.32)% to (12.63)%
2017		43	$43.83 to $45.24	$55.18 to $57.16	$2,458	0.18%	0.25% to 0.60%	25.91% to 26.35%
2016		46	$38.89 to $40.01	$43.83 to $45.24	$2,043	0.18%	0.25% to 0.60%	12.68% to 13.08%
2015		46	$39.03 to $40.01	$38.89 to $40.01	$1,836	0.01%	0.25% to 0.60%	(0.35)% to 0.00%
2014		50	$38.07 to $38.89	$39.03 to $40.01	$2,001	0.00%	0.25% to 0.60%	2.52% to 2.88%
2013		51	$28.46 to $28.97	$38.07 to $38.89	$1,973	0.29%	0.25% to 0.60%	33.77% to 34.24%
2012		58	$24.17 to $24.51	$28.46 to $28.97	$1,682	0.49%	0.25% to 0.60%	17.75% to 18.16%
2011		43	$29.54 to $29.85	$24.17 to $24.51	$1,056	1.86%	0.25% to 0.60%	(18.17)% to (17.89)%
2010		36	$23.48 to $23.65	$29.54 to $29.85	$1,085	0.49%	0.25% to 0.60%	25.81% to 26.25%

Wanger USA Sub-Account
2019		25	$77.60 to $82.02	$101.13 to $107.42	$2,601	0.28%	0.10% to 0.59%	30.32% to 30.97%
2018		26	$79.23 to $82.07	$77.60 to $82.02	$2,080	0.11%	0.10% to 0.60%	(15.02)% to (1.71)%
2017		16	$66.65 to $68.80	$79.23 to $82.07	$1,317	0.00%	0.25% to 0.60%	18.87% to 19.28%
2016		14	$58.98 to $60.67	$66.65 to $68.80	$959	0.00%	0.25% to 0.60%	13.01% to 13.40%
2015		13	$59.70 to $61.19	$58.98 to $60.67	$796	0.00%	0.25% to 0.60%	(1.20)% to (0.86)%
2014		12	$57.32 to $58.55	$59.70 to $61.19	$735	0.00%	0.25% to 0.60%	4.16% to 4.52%
2013		14	$43.11 to $43.88	$57.32 to $58.55	$805	0.18%	0.25% to 0.60%	23.85% to 33.42%
2012		21	$36.14 to $36.65	$43.11 to $43.88	$909	0.33%	0.25% to 0.60%	19.30% to 19.60%
2011		23	$37.67 to $38.08	$36.14 to $36.65	$844	0.00%	0.25% to 0.60%	(4.07)% to (3.73)%
2010		18	$30.72 to $30.95	$37.67 to $38.08	$695	0.00%	0.25% to 0.60%	22.61% to 23.04%

Intelligent Variable Annuity Prospectus	45

CONDENSED FINANCIAL INFORMATION	concluded

					For the period ended December 31,
Period	Accumulation Units Outstanding, End of Period (000’s)	Accumulation Unit Value, Beginning of Period Lowest to Highest	Accumulation Unit Value, End of Period Lowest to Highest	Net Assets, End of Period (000’s)	Ratio of Investment Income to Average Net Assets(c)(d)	Ratio of Expenses to Average Net Assets Lowest to Highest(a)(c)(e)	Total Return Lowest to Highest(b)(f)

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2019	756	$16.30 to $17.23	$18.53 to $19.69	$14,454	5.21%	0.10% to 0.60%	13.70% to 14.27%
2018	830	$17.07 to $17.68	$16.30 to $17.23	$13,873	5.11%	0.10% to 0.60%	(4.50)% to (2.11)%
2017	853	$15.80 to $16.31	$17.07 to $17.68	$14,899	5.42%	0.25% to 0.60%	8.00% to 8.38%
2016	882	$13.75 to $14.15	$15.80 to $16.31	$14,223	5.36%	0.25% to 0.60%	14.92% to 15.32%
2015	1,199	$14.69 to $15.06	$13.75 to $14.15	$16,808	6.10%	0.25% to 0.60%	(6.40)% to (6.07)%
2014	1,102	$14.95 to $15.28	$14.69 to $15.06	$16,466	9.29%	0.25% to 0.60%	(1.74)% to (1.40)%
2013	528	$14.16 to $14.41	$14.95 to $15.28	$8,009	7.55%	0.25% to 0.60%	5.63% to 6.00%
2012	365	$12.04 to $12.21	$14.16 to $14.41	$5,227	8.88%	0.25% to 0.60%	17.62% to 18.03%
2011	200	$11.90 to $12.03	$12.04 to $12.21	$2,429	7.54%	0.25% to 0.60%	1.11% to 1.46%
2010	187	$10.42 to $10.50	$11.90 to $12.03	$2,245	9.20%	0.25% to 0.60%	14.23% to 14.63%

(a)	Does not include expenses of underlying TIAA-CREF Life Fund.
(b)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2018. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2018.

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(d)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as administrative expenses and mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(e)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administrative expenses and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(f)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(k)	Sub-account commenced operations on May 9, 2012.
(l)	Sub-account commenced operations on May 7, 2012.
(m)	Sub-account commenced operations on July 10, 2012.
(n)	Sub-account commenced operations on June 27, 2012.
(o)	Sub-account commenced operations on May 1, 2010.
(q)	Sub-account commenced operations on March 19, 2012.
(r)	Sub-account commenced operations on November 26, 2013.
(s)	Sub-account commenced operations on November 20, 2013.
(t)	Sub-account commenced operations on December 9, 2013.
(u)	Sub-account commenced operations on January 3, 2014.
(v)	Sub-account commenced operations on February 19, 2014.
(w)	Sub-account commenced operations on February 20, 2014.
(x)	Sub-account commenced operations on December 17, 2014.
(y)	Sub-account commenced operations on December 19, 2014.
(z)	Sub-account commenced operations on December 22, 2014.
(aa)	Sub-account commenced operations on December 23, 2014.
(bb)	Sub-account commenced operations on January 16, 2015.
(cc)	Sub-account commenced operations on March 27, 2015.
(dd)	Sub-account commenced operations on January 21, 2015.
(ee)	Sub-account commenced operations on July 11, 2017.
(ff)	Sub-account commenced operations on April 30, 2019.
^	Amount represents less than 1,000 units.

46	Prospectus Intelligent Variable Annuity

For more information about Intelligent Variable Annuity

How to reach us

TIAA Life website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

www.tiaa.org

24 hours a day, 7 days a week

Administrative Office

877 694-0305

8:00 a.m. to 6:00 p.m. ET Monday–Friday

To learn more about the Contract, you should read the Statement of Additional Information (“SAI”) dated the same date as this prospectus. The SAI contains more detailed information about the Contract than is contained in this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of the prospectus. The table of contents for the SAI appears on the last page of this prospectus. For a free copy of the SAI, to receive personalized illustrations of Accumulation Values, or to request other information about the Contract, please call or write to us at our Administrative Office 877 694-0305.

The SAI has been filed with the SEC. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about the Contract and us. Information about us and the Contract (including the SAI) may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, NE, Washington, DC 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at 202 551-8090.

Investment Company Act of 1940

Registration File No. 811-08963

A11511

5/20

Statement of Additional Information

Intelligent Variable Annuity

Individual Flexible Premium Deferred Variable

Annuity Contract

TIAA-CREF Life Separate Account VA-1

TIAA-CREF Life Insurance Company

MAY 1, 2020

This Statement of Additional Information (“SAI”) contains additional information regarding the Intelligent Variable Annuity—an individual flexible premium deferred variable annuity contract (the “Contract”) offered by TIAA-CREF Life Insurance Company (the “Company” or “TIAA-CREF Life”). This SAI is not a prospectus, and should be read together with the prospectus for the Contract dated May 1, 2020 and the prospectuses for the mutual funds that serve as investment options for the Contract. You may obtain a copy of these prospectuses at no charge by writing us at: TIAA-CREF Life Insurance Company, P.O. Box 724508 Atlanta, GA 31139 or calling us toll-free at 877 694-0305. In addition, if you receive a summary prospectus for any fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Capitalized terms in this SAI have the same meanings as in the prospectus for the Contract.

Table of contents for the statement of additional information

General Matters	B-2

State Regulation	B-3

Legal Matters	B-3

Experts	B-3

Additional Information	B-4

Financial Statements	B-4

Index to Financial Statements	B-5

General matters

The contract

The Contract and the application are the entire contractual agreement between you and TIAA-CREF Life, (“TIAA Life”). We have issued the Contract in return for your completed application and the first Premium. Any endorsement to or amendment of the Contract or waiver of any of its provisions will be valid only if in writing and signed by an executive officer or a registrar of TIAA Life. All benefits are payable at our home office in New York, NY or at an administrative office designated by us. The Contract is incontestable.

Assignment of contracts

You may assign a Non-Qualified Contract prior to the annuity starting date. We assume no responsibility for the validity of any such assignment, nor will we be charged with notice of any assignment unless it is in writing and has been received in good order by us. The rights of the Owners, Annuitant, any Second Annuitant, any Beneficiaries and any other person to receive benefits under the Non-Qualified Contract will be subject to the terms of any assignment. You should consult your tax advisor before making any assignment of the Contract. You may not assign the Contract on or after the annuity starting date.

Payment to an estate, guardian, trustee, etc.

We reserve the right to pay in one sum the commuted value of any benefits due an estate, corporation, partnership, trustee or other entity not a natural person. Neither TIAA Life nor the Separate Account will be responsible for the conduct of any executor, trustee, guardian, or other third party to whom payment is made.

Benefits based on incorrect information

If the amounts of benefits provided under a Contract were based on information that is incorrect, benefits will be recalculated on the basis of the correct data. If any overpayments or underpayments have been made by the Separate Account, appropriate adjustments will be made. Any amounts so paid or charged will include compound interest at the effective rate of 6% per year.

Proof of survival

We reserve the right to require satisfactory proof that anyone named to receive benefits under a Contract is living on the date payment is due. If this proof is not received after a request in writing, the Separate Account will have the right to make reduced payments or to withhold payments entirely until such proof is received. If under a two-life annuity we have overpaid benefits because we were not notified of a death, we will reduce or withhold subsequent payments until the amount of the overpayment, plus compound interest at the rate of 6% per year, has been recovered.

Protection against claims of creditors

The benefits and rights accruing to you or any other persons under the Contract are exempt from the claims of creditors or legal process to the fullest extent permitted by law.

Procedures for elections and change

You have to make any choice or change available under the Contract in a form acceptable to us at our home office in New York, NY or an administrative office designated by us. If you send us a notice changing your Beneficiaries or other persons named to receive payments, it will take effect as of the date it was signed even if you then die before the notice actually reaches us in good order. Any other notice will take effect as of the date we receive it in good order. If we take any action in good faith before receiving the notice, we will not be subject to liability even if our acts were contrary to what you told us in the notice. If a joint Owner has been named and both Owners are living, authorization from both Owners is required for changes and transactions other than transfers and allocation of Premiums.

B-2	Statement of Additional Information ∎ Intelligent Variable Annuity

Financial support agreement

The Contracts are issued by TIAA Life. All of the stock of TIAA Life is held by Teachers Insurance and Annuity Association of America (TIAA).

TIAA Life has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that TIAA Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as TIAA’s rating at all times. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any Contractowner of TIAA Life with recourse to TIAA.

Management related service contracts

Pursuant to an administrative service agreement with our parent company, TIAA, McCamish Systems LLC, a Georgia Limited Liability Company, provides product administration to TIAA Life. We also have an agreement with State Street Bank and Trust Company, a trust company established under the laws of the Commonwealth of Massachusetts, to perform investment accounting and recordkeeping functions for the investment securities, other non-cash investment properties, and/or monies in the Separate Account of TIAA Life. TIAA Life on behalf of the Separate Account has entered an agreement whereby JP Morgan will provide certain custodial settlement and other associated services to the Separate Account.

McCamish Systems LLC is located at 6425 Powers Ferry Road Suite 300, Atlanta, GA 30339. For years 2019, 2018, and 2017 TIAA Life provided total compensation for product administrative services of $5,643,860, $5,682,692, and $6,059,118 for all life insurance and non-qualified annuities product administration. State Street Bank and Trust Company is located at One Lincoln Street, Boston, Massachusetts, 02111. For years 2019, 2018 and 2017 TIAA Life paid custody fees of $397,448, $395,325 and $392,512. JP Morgan is located at One Beacon Street, Floor 19, Boston, MA 02108. For years 2019, 2018, and 2017, TIAA Life provided compensation for trade settlement services of $56,704, $56,645, and $55,105.

State regulation

TIAA Life and the Separate Account are subject to regulation by the New York Department of Financial Services (“Department”) as well as by the insurance regulatory authorities of certain other states and jurisdictions.

TIAA Life and the Separate Account must file with the Department periodic statements on forms promulgated by the Department. The Separate Account books and assets are subject to review and examination by the Department and the Department’s agents at all times, and a full examination into the affairs of the Separate Account is made at least every five years. In addition, a full examination of the Separate Account’s operations is usually conducted periodically by some other states.

Legal matters

All matters of applicable state law pertaining to the contracts, including TIAA-CREF Life’s right to issue the contracts, have been passed upon by Kenneth Reitz, General Counsel of TIAA-CREF Life.

Experts

PricewaterhouseCoopers LLP is the independent registered public accounting firm for the TIAA-CREF Life Separate Account VA-1. PricewaterhouseCoopers LLP is also the independent registered public accounting firm of TIAA-CREF Life Insurance Company and Teachers Insurance and Annuity Association of America.

Separate Account Financial Statements

The financial statements of TIAA-CREF Life Separate Account VA-1 as of December 31, 2019 and for each of the periods indicated therein included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, the independent registered public accounting firm, located at 100 East Pratt Street, Baltimore, Maryland 21202 given on the authority of said firm as experts in auditing and accounting.

TIAA-CREF Life Insurance Company Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2019, 2018 and 2017 and for each of the three years in the period ended December 31, 2019 included in this Registration Statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, the independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-3

Teachers Insurance and Annuity Association of America Statutory Basis Financial Statements

The statutory basis financial statements as of December 31, 2019, 2018 and 2017 and for each of the three years in the period ended December 31, 2019 included in this Registration Statement have been so included in reliance on the report PricewaterhouseCoopers LLP, the independent registered public accounting firm, located at 300 Madison Avenue, New York, New York 10017, given on the authority of said firm as experts in auditing and accounting.

Additional information

A registration statement has been filed with the Securities and Exchange Commission (“SEC”), under the 1933 Act, with respect to the Contracts discussed in the Prospectus and in this Statement of Additional Information. Not all of the information set forth in the registration statement, and its amendments and exhibits has been included in the Prospectus or this Statement of Additional Information. Statements contained in this registration statement concerning the contents of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, you should refer to the instruments filed with the SEC.

Financial statements

Audited financial statements of the Separate Account, TIAA Life, and Teachers Insurance and Annuity Association of America (TIAA) follow.

TIAA Life’s financial statements should be considered only as bearing upon TIAA Life’s ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

TIAA’s financial statements should be considered only as bearing upon TIAA’s ability to meet its obligations under the financial support agreement with TIAA Life. They should not be considered as bearing on TIAA Life’s ability to meet its obligations under the Contracts nor on the investment performance of the assets held in the Separate Account.

B-4	Statement of Additional Information ∎ Intelligent Variable Annuity

Intelligent Variable Annuity ∎ Statement of Additional Information	B-5

Report of independent registered public accounting firm

To the Board of Directors of TIAA-CREF Life Insurance Company and the Contract Owners of TIAA-CREF Life Separate Account VA-1

Opinions on the financial statements

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts of TIAA-CREF Life Separate Account VA-1 indicated in the table below as of December 31, 2019, and the related statements of operations and of changes in net assets for each of the periods indicated in table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts in the TIAA-CREF Life Separate Account VA-1 as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

TIAA-CREF Life Balanced(1)	Matson Money U.S. Equity VI Portfolio(1)

TIAA-CREF Life Bond(1)	MFS Global Equity Series—Initial Class(1)

TIAA-CREF Life Growth Equity(1)	MFS Growth Series—Initial Class(1)

TIAA-CREF Life Growth & Income(1)	MFS Massachusetts Investors Growth Stock Portfolio(1)

TIAA-CREF Life International Equity(1)	MFS Utilities Series—Initial Class(1)

TIAA-CREF Life Large-Cap Value(1)	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class(2)

TIAA-CREF Life Money Market(1)	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class(1)

TIAA-CREF Life Real Estate Securities(1)	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class(3)

TIAA-CREF Life Small-Cap Equity(1)	PIMCO VIT All Asset Portfolio—Institutional Class(1)

TIAA-CREF Life Social Choice Equity(1)	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class(1)

TIAA-CREF Life Stock Index(1)	PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class(1)

Calamos Growth and Income Portfolio(1)	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class(1)

ClearBridge Variable Aggressive Growth Portfolio—Class I(1)	PIMCO VIT Real Return Portfolio—Institutional Class(1)

ClearBridge Variable Small Cap Growth Portfolio—Class I(1)	PVC Equity Income Account—Class 1(1)

Credit Suisse Trust-Commodity Return Strategy Portfolio(1)	PVC MidCap Account—Class 1(1)

Delaware VIP Diversified Income Series—Standard Class(1)	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II(1)

Delaware VIP International Value Equity Series—Standard Class(1)	Prudential Series Fund—Natural Resources Portfolio—Class II(1)

Delaware VIP Small Cap Value Series—Standard Class(1)	Prudential Series Fund—Value Portfolio—Class II(1)

DFA VA Equity Allocation Portfolio(1)	Royce Capital Fund Micro-Cap Portfolio—Investment Class(1)

DFA VA Global Bond Portfolio(1)	Royce Capital Fund Small-Cap Portfolio—Investment Class(1)

DFA VA Global Moderate Allocation Portfolio(1)	T. Rowe Price Health Sciences Portfolio I(1)

DFA VA International Small Portfolio(1)	T. Rowe Price Limited-Term Bond Portfolio(1)

DFA VA International Value Portfolio(1)	Templeton Developing Markets VIP Fund—Class 1(1)

DFA VA Short-Term Fixed Portfolio(1)	Vanguard VIF Capital Growth Portfolio(1)

DFA VA US Large Value Portfolio(1)	Vanguard VIF Equity Index Portfolio(1)

DFA VA US Targeted Value Portfolio(1)	Vanguard VIF High Yield Bond Portfolio(1)

Franklin Income VIP Fund—Class 1(1)	Vanguard VIF Mid-Cap Index Portfolio(1)

Franklin Mutual Shares VIP Fund—Class 1(1)	Vanguard VIF Real Estate Index Portfolio(1)

Franklin Small-Mid Cap Growth VIP Fund—Class 1(1)	Vanguard VIF Small Company Growth Portfolio(1)

Janus Henderson Forty Portfolio—Institutional Shares(1)	Vanguard VIF Total Bond Market Index Portfolio(1)

Janus Henderson Overseas Portfolio—Institutional Shares(1)	VY Clarion Global Real Estate Portfolio—Class I(1)

Janus Henderson Mid Cap Value Portfolio—Institutional Shares(1)	Wanger International(1)

John Hancock Emerging Markets Value Trust(1)	Wanger Select(1)

Matson Money Fixed Income VI Portfolio(1)	Wanger USA(1)

Matson Money International Equity VI Portfolio(1)	Western Asset Variable Global High Yield Bond Portfolio—Class I(1)

(1)	Statement of operations for the year ended December 31, 2019 and statement of changes in net assets for the years ended December 31, 2019 and December 31, 2018.
(2)

Statement of operations for the period January 1, 2019 through April 30, 2019 and statement of changes in net assets for the period January 1, 2019 through April 30, 2019 and the year ended December 31, 2018.

(3)	Statement of operations and statement of changes in net assets for the period April 30, 2019 (commencement of operations) through December 31, 2019

Basis for opinions

These financial statements are the responsibility of the TIAA-CREF Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts in the TIAA-CREF Life Separate Account VA-1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to each of the sub-accounts in the TIAA-CREF Life Separate Account VA-1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

B-6	Statement of Additional Information ∎ Intelligent Variable Annuity

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

April 29, 2020

We have served as the auditor of one or more of the sub-accounts in TIAA-CREF Life Separate Account VA-1 since 2005.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-7

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2019

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

ASSETS

Investments, at value	$65,422,271	$162,200,145	$96,280,361	$142,666,157	$85,476,770

Total assets	$65,422,271	$162,200,145	$96,280,361	$142,666,157	$85,476,770

NET ASSETS

Accumulation fund	$65,422,271	$162,200,145	$89,006,064	$126,835,497	$81,734,856

Annuity fund	—	—	7,274,297	15,830,660	3,741,914

Net assets	$65,422,271	$162,200,145	$96,280,361	$142,666,157	$85,476,770

Investments, at cost	$58,131,583	$156,396,846	$74,819,724	$118,741,100	$78,892,515

Shares held in corresponding Funds	5,254,801	15,316,350	5,877,922	7,580,561	10,526,696

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$—	$—	$54.85	$81.98	$33.52

Lifetime Variable Select Annuity	—	43.60	54.88	81.94	33.52

Intelligent Variable Annuity

Band 1	35.13	44.13	55.53	82.94	33.91

Band 2	35.44	44.94	56.55	84.46	34.53

Band 3	35.65	45.48	57.23	85.48	34.95

Band 4	35.97	46.31	58.28	87.04	35.59

Band 5	34.93	43.60	54.87	81.95	33.50

Band 6	35.24	44.40	55.87	83.45	34.11

Band 7	35.44	44.94	56.55	84.46	34.53

Band 8	35.76	45.76	57.58	86.00	35.16

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2019

	TIAA-CREF Life Balanced Sub-Account	TIAA-CREF Life Bond Sub-Account	TIAA-CREF Life Growth Equity Sub-Account	TIAA-CREF Life Growth & Income Sub-Account	TIAA-CREF Life International Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,288,014	$4,693,607	$382,684	$1,341,957	$1,609,724

Expenses

Administrative expenses	60,481	189,203	163,426	228,856	119,722

Mortality and expense risk charges	133,818	387,253	320,594	456,577	236,454

Guaranteed minimum death benefits	30,868	49,995	9,191	13,158	11,527

Total expenses	225,167	626,451	493,211	698,591	367,703

Net investment income (loss)	1,062,847	4,067,156	(110,527)	643,366	1,242,021

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,025,291	819,923	9,320,176	6,260,848	2,262,093

Capital gain distributions	1,332,586	—	7,672,712	7,997,476	3,594,820

Net realized gain (loss)	2,357,877	819,923	16,992,888	14,258,324	5,856,913

Net change in unrealized appreciation (depreciation) on investments	6,567,674	8,904,925	7,494,338	18,370,898	8,482,341

Net realized and unrealized gain (loss) on investments	8,925,551	9,724,848	24,487,226	32,629,222	14,339,254

Net increase (decrease) in net assets from operations	$9,988,398	$13,792,004	$24,376,699	$33,272,588	$15,581,275

B-8	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

ASSETS

Investments, at value	$64,670,390	$85,267,275	$78,902,106	$48,297,530	$68,159,299

Total assets	$64,670,390	$85,267,275	$78,902,106	$48,297,530	$68,159,299

NET ASSETS

Accumulation fund	$60,913,869	$85,267,275	$73,359,613	$44,873,818	$64,335,390

Annuity fund	3,756,521	—	5,542,493	3,423,712	3,823,909

Net assets	$64,670,390	$85,267,275	$78,902,106	$48,297,530	$68,159,299

Investments, at cost	$61,258,701	$85,267,275	$68,198,103	$51,231,438	$58,068,635

Shares held in corresponding Funds	4,334,477	85,267,275	5,057,827	3,678,410	4,069,212

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$99.93	$—	$130.72	$124.89	$77.93

Lifetime Variable Select Annuity	99.94	11.45	130.81	124.96	78.22

Intelligent Variable Annuity

Band 1	101.11	11.60	132.30	126.38	78.84

Band 2	102.96	11.81	134.71	128.69	80.28

Band 3	104.21	11.96	136.35	130.25	81.25

Band 4	106.11	12.17	138.84	132.63	82.74

Band 5	99.90	11.46	130.71	124.87	77.89

Band 6	101.72	11.67	133.10	127.15	79.31

Band 7	102.96	11.81	134.71	128.69	80.28

Band 8	104.84	12.03	137.17	131.04	81.74

	TIAA-CREF Life Large-Cap Value Sub-Account	TIAA-CREF Life Money Market Sub-Account	TIAA-CREF Life Real Estate Securities Sub-Account	TIAA-CREF Life Small-Cap Equity Sub-Account	TIAA-CREF Life Social Choice Equity Sub-Account

INVESTMENT INCOME

Dividends	$1,066,134	$1,662,650	$1,438,342	$263,530	$957,319

Expenses

Administrative expenses	97,271	92,803	129,305	81,767	100,037

Mortality and expense risk charges	190,766	183,872	258,022	160,781	203,584

Guaranteed minimum death benefits	11,738	27,028	4,982	4,018	7,858

Total expenses	299,775	303,703	392,309	246,566	311,479

Net investment income (loss)	766,359	1,358,947	1,046,033	16,964	645,840

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,043,506	—	2,598,399	107,766	1,633,710

Capital gain distributions	2,824,490	—	1,310,033	6,466,509	8,375,423

Net realized gain (loss)	3,867,996	—	3,908,432	6,574,275	10,009,133

Net change in unrealized appreciation (depreciation) on investments	10,039,899	—	13,887,872	2,935,224	5,560,374

Net realized and unrealized gain (loss) on investments	13,907,895	—	17,796,304	9,509,499	15,569,507

Net increase (decrease) in net assets from operations	$14,674,254	$1,358,947	$18,842,337	$9,526,463	$16,215,347

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-9

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2019

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

ASSETS

Investments, at value	$491,861,398	$3,996,001	$32,114,278	$4,333,015	$165,341

Total assets	$491,861,398	$3,996,001	$32,114,278	$4,333,015	$165,341

NET ASSETS

Accumulation fund	$451,623,122	$3,996,001	$32,114,278	$4,333,015	$165,341

Annuity fund	40,238,276	—	—	—	—

Net assets	$491,861,398	$3,996,001	$32,114,278	$4,333,015	$165,341

Investments, at cost	$331,987,771	$3,640,586	$30,479,431	$4,381,021	$173,961

Shares held in corresponding Funds	17,553,940	234,921	1,142,857	157,335	45,052

UNIT VALUE

Personal Annuity Select/Single Premium Immediate Annuity	$97.06	$—	$—	$—	$—

Lifetime Variable Select Annuity	97.01	—	—	—	—

Intelligent Variable Annuity

Band 1	98.21	30.73	44.43	48.82	16.36

Band 2	100.00	31.29	45.24	49.72	16.51

Band 3	101.22	31.67	45.79	50.32	16.61

Band 4	103.06	32.25	46.62	51.24	16.77

Band 5	97.03	30.36	43.89	48.24	16.26

Band 6	98.80	30.92	44.69	49.12	16.41

Band 7	100.00	31.29	45.24	49.72	—

Band 8	101.83	31.86	46.06	50.62	—

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2019

	TIAA-CREF Life Stock Index Sub-Account	Calamos Growth and Income Portfolio Sub-Account	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account	ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account	Credit Suisse Trust- Commodity Return Strategy Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$7,390,056	$66,429	$291,502	$—	$1,388

Expenses

Administrative expenses	701,910	4,048	29,664	4,545	157

Mortality and expense risk charges	1,398,051	7,111	69,977	9,921	376

Guaranteed minimum death benefits	67,188	1,807	14,222	1,464	44

Total expenses	2,167,149	12,966	113,863	15,930	577

Net investment income (loss)	5,222,907	53,463	177,639	(15,930)	811

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	28,253,267	152,301	90,573	(367,715)	(2,613)

Capital gain distributions	3,372,522	73,664	548,606	406,533	—

Net realized gain (loss)	31,625,789	225,965	639,179	38,818	(2,613)

Net change in unrealized appreciation (depreciation) on investments	76,543,866	611,483	5,662,751	1,068,755	10,292

Net realized and unrealized gain (loss) on investments	108,169,655	837,448	6,301,930	1,107,573	7,679

Net increase (decrease) in net assets from operations	$113,392,562	$890,911	$6,479,569	$1,091,643	$8,490

B-10	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account

ASSETS

Investments, at value	$63,592,337	$44,763,296	$29,919,349	$29,124,174	$58,438,020

Total assets	$63,592,337	$44,763,296	$29,919,349	$29,124,174	$58,438,020

NET ASSETS

Accumulation fund	$63,592,337	$44,763,296	$29,919,349	$29,124,174	$58,438,020

Net assets	$63,592,337	$44,763,296	$29,919,349	$29,124,174	$58,438,020

Investments, at cost	$61,615,755	$42,540,248	$28,938,402	$26,341,112	$59,516,473

Shares held in corresponding Funds	5,937,660	3,636,336	781,184	2,487,120	5,576,147

UNIT VALUE

Intelligent Variable Annuity

Band 1	$17.40	$16.59	$77.20	$30.80	$28.37

Band 2	17.72	16.89	78.61	30.92	28.69

Band 3	17.94	17.10	79.56	31.00	28.91

Band 4	18.26	17.41	81.02	31.11	29.25

Band 5	17.19	16.39	76.27	30.73	28.15

Band 6	17.51	16.69	77.66	30.84	28.47

Band 7	17.72	16.89	78.61	30.92	28.69

Band 8	18.04	17.20	80.04	—	29.03

	Delaware VIP Diversified Income Series— Standard Class Sub-Account	Delaware VIP International Value Equity Series— Standard Class Sub-Account	Delaware VIP Small Cap Value Series— Standard Class Sub-Account	DFA VA Equity Allocation Portfolio Sub-Account	DFA VA Global Bond Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$1,512,088	$947,464	$286,714	$492,104	$1,456,651

Expenses

Administrative expenses	55,544	43,192	27,682	25,462	53,490

Mortality and expense risk charges	119,673	100,145	61,621	45,039	100,711

Guaranteed minimum death benefits	21,386	18,786	11,426	8,196	17,356

Total expenses	196,603	162,123	100,729	78,697	171,557

Net investment income (loss)	1,315,485	785,341	185,985	413,407	1,285,094

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(84,585)	418,616	7,106	245,675	(215,053)

Capital gain distributions	—	737,720	2,141,375	194,750	—

Net realized gain (loss)	(84,585)	1,156,336	2,148,481	440,425	(215,053)

Net change in unrealized appreciation (depreciation) on investments	3,846,186	5,372,142	4,284,536	4,767,567	885,173

Net realized and unrealized gain (loss) on investments	3,761,601	6,528,478	6,433,017	5,207,992	670,120

Net increase (decrease) in net assets from operations	$5,077,086	$7,313,819	$6,619,002	$5,621,399	$1,955,214

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-11

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2019

	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account

ASSETS

Investments, at value	$36,601,973	$46,597,652	$81,784,392	$71,891,215	$57,260,626

Total assets	$36,601,973	$46,597,652	$81,784,392	$71,891,215	$57,260,626

NET ASSETS

Accumulation fund	$36,601,973	$46,597,652	$81,784,392	$71,891,215	$57,260,626

Net assets	$36,601,973	$46,597,652	$81,784,392	$71,891,215	$57,260,626

Investments, at cost	$34,390,427	$46,613,490	$81,100,586	$72,186,676	$53,954,468

Shares held in corresponding Funds	2,749,960	3,721,857	6,670,831	7,048,158	2,085,997

UNIT VALUE

Intelligent Variable Annuity

Band 1	$34.56	$43.97	$36.23	$25.78	$60.89

Band 2	34.88	44.48	36.65	26.08	61.60

Band 3	35.10	44.82	36.93	26.28	62.07

Band 4	35.42	45.34	37.36	26.59	62.79

Band 5	34.35	43.63	35.95	25.59	60.43

Band 6	34.67	44.14	36.37	25.88	61.13

Band 7	34.88	44.48	36.65	26.08	61.60

Band 8	—	44.99	37.07	26.38	62.31

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2019

	DFA VA Global Moderate Allocation Portfolio Sub-Account	DFA VA International Small Portfolio Sub-Account	DFA VA International Value Portfolio Sub-Account	DFA VA Short-Term Fixed Portfolio Sub-Account	DFA VA US Large Value Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$807,211	$1,179,167	$2,731,511	$1,617,173	$1,154,324

Expenses

Administrative expenses	34,126	41,842	66,064	70,036	53,266

Mortality and expense risk charges	68,772	92,076	138,436	152,198	115,685

Guaranteed minimum death benefits	15,575	16,191	23,778	25,905	19,581

Total expenses	118,473	150,109	228,278	248,139	188,532

Net investment income (loss)	688,738	1,029,058	2,503,233	1,369,034	965,792

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	1,221,725	287,344	572,523	122,266	1,071,549

Capital gain distributions	265,488	523,430	—	—	585,808

Net realized gain (loss)	1,487,213	810,774	572,523	122,266	1,657,357

Net change in unrealized appreciation (depreciation) on investments	3,352,939	6,982,744	6,339,618	(4,502)	9,239,714

Net realized and unrealized gain (loss) on investments	4,840,152	7,793,518	6,912,141	117,764	10,897,071

Net increase (decrease) in net assets from operations	$5,528,890	$8,822,576	$9,415,374	$1,486,798	$11,862,863

B-12	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA US Targeted Value Portfolio Sub-Account	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account

ASSETS

Investments, at value	$32,306,888	$10,059,477	$2,177,071	$9,923,954	$12,706,752

Total assets	$32,306,888	$10,059,477	$2,177,071	$9,923,954	$12,706,752

NET ASSETS

Accumulation fund	$32,306,888	$10,059,477	$2,177,071	$9,923,954	$12,706,752

Net assets	$32,306,888	$10,059,477	$2,177,071	$9,923,954	$12,706,752

Investments, at cost	$33,399,417	$9,757,650	$2,220,100	$9,638,497	$11,530,410

Shares held in corresponding Funds	1,796,824	608,927	113,448	502,733	286,317

UNIT VALUE

Intelligent Variable Annuity

Band 1	$53.59	$32.65	$36.16	$57.36	$117.09

Band 2	54.21	33.24	36.83	58.40	119.23

Band 3	54.63	33.65	37.27	59.11	120.67

Band 4	55.26	34.26	37.95	60.19	122.88

Band 5	53.18	32.25	35.73	56.67	115.68

Band 6	53.80	32.84	36.38	57.70	117.80

Band 7	54.21	33.24	36.83	58.40	119.23

Band 8	54.84	33.85	37.50	59.47	121.40

	DFA VA US Targeted Value Portfolio Sub-Account	Franklin Income VIP Fund—Class 1 Sub-Account	Franklin Mutual Shares VIP Fund—Class 1 Sub-Account	Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account	Janus Henderson Forty Portfolio—Institutional Shares Sub-Account

INVESTMENT INCOME

Dividends	$447,111	$529,144	$42,726	$—	$16,495

Expenses

Administrative expenses	28,550	9,787	2,040	8,966	10,739

Mortality and expense risk charges	57,650	18,939	3,139	17,959	19,188

Guaranteed minimum death benefits	9,903	4,318	1,112	3,307	2,819

Total expenses	96,103	33,044	6,291	30,232	32,746

Net investment income (loss)	351,008	496,100	36,435	(30,232)	(16,251)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(356,394)	144,809	(56,182)	8,913	340,771

Capital gain distributions	785,630	152,205	198,196	1,126,399	802,688

Net realized gain (loss)	429,236	297,014	142,014	1,135,312	1,143,459

Net change in unrealized appreciation (depreciation) on investments	4,729,750	637,085	232,530	933,876	1,959,469

Net realized and unrealized gain (loss) on investments	5,158,986	934,099	374,544	2,069,188	3,102,928

Net increase (decrease) in net assets from operations	$5,509,994	$1,430,199	$410,979	$2,038,956	$3,086,677

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-13

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2019

	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account

ASSETS

Investments, at value	$1,688,977	$9,264,329	$38,803,667	$28,585,294	$19,016,581

Total assets	$1,688,977	$9,264,329	$38,803,667	$28,585,294	$19,016,581

NET ASSETS

Accumulation fund	$1,688,977	$9,264,329	$38,803,667	$28,585,294	$19,016,581

Net assets	$1,688,977	$9,264,329	$38,803,667	$28,585,294	$19,016,581

Investments, at cost	$1,484,090	$8,872,669	$38,367,883	$28,457,765	$19,375,581

Shares held in corresponding Funds	50,735	553,755	4,063,211	1,144,327	783,866

UNIT VALUE

Intelligent Variable Annuity

Band 1	$62.50	$38.97	$30.13	$25.92	$28.11

Band 2	63.65	39.68	30.36	26.14	28.36

Band 3	64.42	40.16	30.52	26.30	28.53

Band 4	65.60	40.90	30.75	—	28.78

Band 5	61.75	38.50	29.98	25.76	27.95

Band 6	62.88	39.21	30.21	25.99	28.20

Band 7	63.65	39.68	30.36	26.14	28.36

Band 8	64.81	40.41	30.59	—	—

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2019

	Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account	Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account	John Hancock Emerging Markets Value Trust Sub-Account	Matson Money Fixed Income VI Portfolio Sub-Account	Matson Money International Equity VI Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$28,542	$98,497	$1,120,955	$471,140	$395,240

Expenses

Administrative expenses	1,503	8,336	32,277	27,839	17,270

Mortality and expense risk charges	2,215	16,761	74,900	68,143	42,995

Guaranteed minimum death benefits	283	3,054	14,501	10,743	5,662

Total expenses	4,001	28,151	121,678	106,725	65,927

Net investment income (loss)	24,541	70,346	999,277	364,415	329,313

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	40,039	(126,997)	523,799	(20,647)	78,385

Capital gain distributions	—	627,633	—	—	427,442

Net realized gain (loss)	40,039	500,636	523,799	(20,647)	505,827

Net change in unrealized appreciation (depreciation) on investments	296,197	1,581,105	1,894,390	776,993	1,896,140

Net realized and unrealized gain (loss) on investments	336,236	2,081,741	2,418,189	756,346	2,401,967

Net increase (decrease) in net assets from operations	$360,777	$2,152,087	$3,417,466	$1,120,761	$2,731,280

B-14	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account

ASSETS

Investments, at value	$25,680,641	$5,505,614	$889,045	$8,442,282	$3,495,757

Total assets	$25,680,641	$5,505,614	$889,045	$8,442,282	$3,495,757

NET ASSETS

Accumulation fund	$25,680,641	$5,505,614	$889,045	$8,442,282	$3,495,757

Net assets	$25,680,641	$5,505,614	$889,045	$8,442,282	$3,495,757

Investments, at cost	$25,639,763	$5,105,702	$726,210	$7,658,232	$3,158,763

Shares held in corresponding Funds	886,150	241,580	14,967	373,883	99,368

UNIT VALUE

Intelligent Variable Annuity

Band 1	$36.71	$34.68	$83.83	$36.18	$69.85

Band 2	37.04	35.31	85.36	36.84	71.12

Band 3	37.25	35.74	86.39	37.28	71.99

Band 4	—	36.39	87.97	37.97	73.30

Band 5	36.50	34.26	82.82	35.74	69.01

Band 6	36.82	34.89	84.33	36.40	70.27

Band 7	37.04	35.31	85.36	36.84	71.12

Band 8	—	35.96	86.92	37.51	72.42

	Matson Money U.S. Equity VI Portfolio Sub-Account	MFS Global Equity Series—Initial Class Sub-Account	MFS Growth Series—Initial Class Sub-Account	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account	MFS Utilities Series—Initial Class Sub-Account

INVESTMENT INCOME

Dividends	$205,454	$55,337	$—	$43,686	$121,891

Expenses

Administrative expenses	23,504	4,983	821	6,401	3,020

Mortality and expense risk charges	58,342	9,644	1,578	12,755	5,794

Guaranteed minimum death benefits	7,887	1,600	183	3,367	1,493

Total expenses	89,733	16,227	2,582	22,523	10,307

Net investment income (loss)	115,721	39,110	(2,582)	21,163	111,584

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	232,590	172,955	68,203	443,587	227,077

Capital gain distributions	1,180,235	310,166	70,456	583,624	8,951

Net realized gain (loss)	1,412,825	483,121	138,659	1,027,211	236,028

Net change in unrealized appreciation (depreciation) on investments	3,120,711	733,600	130,594	902,641	291,823

Net realized and unrealized gain (loss) on investments	4,533,536	1,216,721	269,253	1,929,852	527,851

Net increase (decrease) in net assets from operations	$4,649,257	$1,255,831	$266,671	$1,951,015	$639,435

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-15

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2019

	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account†	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account

ASSETS

Investments, at value	$—	$39,998,588	$2,247,522	$4,818,506	$1,574,436

Total assets	$—	$39,998,588	$2,247,522	$4,818,506	$1,574,436

NET ASSETS

Accumulation fund	—	$39,998,588	$2,247,522	$4,818,506	$1,574,436

Net assets	$—	$39,998,588	$2,247,522	$4,818,506	$1,574,436

Investments, at cost	$—	$43,032,847	$2,169,896	$4,633,194	$1,649,853

Shares held in corresponding Funds	—	2,498,350	83,582	441,660	246,391

UNIT VALUE

Intelligent Variable Annuity

Band 1	$—	$31.72	$38.71	$19.73	$16.73

Band 2	—	32.30	39.42	20.09	16.89

Band 3	—	32.70	39.89	20.34	16.99

Band 4	—	33.29	40.62	20.71	17.15

Band 5	—	31.34	38.24	19.50	16.63

Band 6	—	31.92	38.94	19.85	16.79

Band 7	—	32.30	39.42	20.09	16.89

Band 8	—	32.89	40.14	20.46	17.05

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2019

	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account†	Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio— I Class Sub-Account	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account‡	PIMCO VIT All Asset Portfolio— Institutional Class Sub-Account	PIMCO VIT Commodity Real Return Strategy Portfolio— Institutional Class Sub-Account

INVESTMENT INCOME

Dividends	$51,506	$276,153	$8,745	$137,967	$77,463

Expenses

Administrative expenses	839	37,896	1,480	4,468	1,699

Mortality and expense risk charges	1,644	89,053	2,728	9,164	3,559

Guaranteed minimum death benefits	382	17,533	518	1,277	521

Total expenses	2,865	144,482	4,726	14,909	5,779

Net investment income (loss)	48,641	131,671	4,019	123,058	71,684

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	(483,879)	(3,217)	(8,695)	24,532	(89,549)

Capital gain distributions	559,222	4,491,823	116,446	—	—

Net realized gain (loss)	75,343	4,488,606	107,751	24,532	(89,549)

Net change in unrealized appreciation (depreciation) on investments	142,504	878,587	77,626	340,696	208,007

Net realized and unrealized gain (loss) on investments	217,847	5,367,193	185,377	365,228	118,458

Net increase (decrease) in net assets from operations	$266,488	$5,498,864	$189,396	$488,286	$190,142

†	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class merged operations with Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class on April 30, 2019.
‡	For the period April 30, 2019 (commencement of operations) to December 31, 2019.

B-16	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account

ASSETS

Investments, at value	$38,844,903	$4,866,816	$103,983,980	$92,710,861	$7,511,573

Total assets	$38,844,903	$4,866,816	$103,983,980	$92,710,861	$7,511,573

NET ASSETS

Accumulation fund	$38,844,903	$4,866,816	$103,983,980	$92,710,861	$7,511,573

Net assets	$38,844,903	$4,866,816	$103,983,980	$92,710,861	$7,511,573

Investments, at cost	$37,363,305	$5,004,279	$101,424,155	$80,544,242	$7,101,010

Shares held in corresponding Funds	2,945,027	428,794	$8,226,581	3,288,785	125,318

UNIT VALUE

Intelligent Variable Annuity

Band 1	$32.56	$18.92	$18.44	$47.31	$59.39

Band 2	32.86	19.26	18.77	48.17	60.47

Band 3	33.07	19.49	19.00	48.76	61.21

Band 4	33.37	19.85	19.35	49.65	62.32

Band 5	32.36	18.69	18.22	46.74	58.68

Band 6	32.66	19.03	18.55	47.59	59.75

Band 7	32.86	19.26	18.77	48.17	60.47

Band 8	33.17	19.61	19.12	49.05	61.58

	PIMCO VIT Emerging Markets Bond Portfolio— Institutional Class Sub-Account	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)— Institutional Class Sub-Account	PIMCO VIT Real Return Portfolio— Institutional Class Sub-Account	PVC Equity Income Account— Class 1 Sub-Account	PVC MidCap Account— Class 1 Sub-Account

INVESTMENT INCOME

Dividends	$1,683,012	$133,666	$1,879,173	$1,636,397	$19,415

Expenses

Administrative expenses	36,838	5,128	103,853	84,718	6,928

Mortality and expense risk charges	86,120	9,217	235,727	193,084	13,170

Guaranteed minimum death benefits	16,079	965	43,003	35,956	2,463

Total expenses	139,037	15,310	382,583	313,758	22,561

Net investment income (loss)	1,543,975	118,356	1,496,590	1,322,639	(3,146)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	97,913	(117,306)	(459,979)	2,914,454	63,810

Capital gain distributions	—	—	—	2,289,683	987,343

Net realized gain (loss)	97,913	(117,306)	(459,979)	5,204,137	1,051,153

Net change in unrealized appreciation (depreciation) on investments	3,272,535	297,575	7,140,528	14,479,645	1,295,395

Net realized and unrealized gain (loss) on investments	3,370,448	180,269	6,680,549	19,683,782	2,346,548

Net increase (decrease) in net assets from operations	$4,914,423	$298,625	$8,177,139	$21,006,421	$2,343,402

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-17

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2019

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

ASSETS

Investments, at value	$21,419,888	$1,586,143	$7,723,080	$511,038	$7,238,674

Total assets	$21,419,888	$1,586,143	$7,723,080	$511,038	$7,238,674

NET ASSETS

Accumulation fund	$21,419,888	$1,586,143	$7,723,080	$511,038	$7,238,674

Net assets	$21,419,888	$1,586,143	$7,723,080	$511,038	$7,238,674

Investments, at cost	$16,675,860	$1,664,020	$6,223,149	$525,819	$7,528,023

Shares held in corresponding Funds	592,200	67,668	219,094	52,414	883,843

UNIT VALUE

Intelligent Variable Annuity

Band 1	$41.19	$36.52	$48.70	$21.72	$21.59

Band 2	41.94	37.19	49.59	22.12	21.98

Band 3	42.45	37.64	50.20	22.39	22.25

Band 4	43.23	38.33	51.11	22.80	22.66

Band 5	40.69	36.08	48.12	21.46	21.33

Band 6	41.44	36.74	49.00	21.85	21.72

Band 7	41.94	37.19	49.59	—	21.98

Band 8	42.71	37.87	50.50	22.52	22.39

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2019

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account	Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account	Prudential Series Fund—Value Portfolio—Class II Sub-Account	Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account

INVESTMENT INCOME

Dividends	$—	$—	$—	$—	$47,027

Expenses

Administrative expenses	20,144	1,600	6,449	576	6,434

Mortality and expense risk charges	43,342	3,007	13,268	1,111	13,119

Guaranteed minimum death benefits	7,054	531	2,039	216	1,939

Total expenses	70,540	5,138	21,756	1,903	21,492

Net investment income (loss)	(70,540)	(5,138)	(21,756)	(1,903)	25,535

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	2,347,382	(80,236)	593,635	(118,447)	(28,859)

Capital gain distributions	—	—	—	45,901	843,991

Net realized gain (loss)	2,347,382	(80,236)	593,635	(72,546)	815,132

Net change in unrealized appreciation (depreciation) on investments	2,583,826	242,598	867,696	187,995	282,725

Net realized and unrealized gain (loss) on investments	4,931,208	162,362	1,461,331	115,449	1,097,857

Net increase (decrease) in net assets from operations	$4,860,668	$157,224	$1,439,575	$113,546	$1,123,392

B-18	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account

ASSETS

Investments, at value	$5,309,388	$49,144,335	$16,856,069	$14,047,449	$110,047,931

Total assets	$5,309,388	$49,144,335	$16,856,069	$14,047,449	$110,047,931

NET ASSETS

Accumulation fund	$5,309,388	$49,144,335	$16,856,069	$14,047,449	$110,047,931

Net assets	$5,309,388	$49,144,335	$16,856,069	$14,047,449	$110,047,931

Investments, at cost	$4,921,389	$48,740,209	$13,756,812	$12,435,189	$89,847,076

Shares held in corresponding Funds	106,571	10,091,239	1,560,747	344,638	2,307,085

UNIT VALUE

Intelligent Variable Annuity

Band 1	$41.27	$26.68	$18.41	$45.04	$43.32

Band 2	41.58	26.99	18.75	45.38	43.65

Band 3	41.79	27.20	18.98	45.61	43.87

Band 4	42.11	27.53	19.32	45.96	44.21

Band 5	41.06	26.47	18.19	44.81	43.10

Band 6	41.37	26.78	18.53	45.15	43.43

Band 7	41.58	26.99	18.75	45.38	43.65

Band 8	41.90	27.38	19.09	45.73	43.98

	T. Rowe Price® Health Sciences Portfolio I Sub-Account	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account	Templeton Developing Markets VIP Fund—Class 1 Sub-Account	Vanguard VIF Capital Growth Portfolio Sub-Account	Vanguard VIF Equity Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$—	$1,145,563	$192,997	$138,351	$1,626,903

Expenses

Administrative expenses	4,619	47,801	15,504	12,809	90,827

Mortality and expense risk charges	9,472	110,880	34,031	23,707	135,748

Guaranteed minimum death benefits	2,271	21,935	5,594	2,038	14,779

Total expenses	16,362	180,616	55,129	38,554	241,354

Net investment income (loss)	(16,362)	964,947	137,868	99,797	1,385,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	26,668	(92,713)	988,042	431,779	4,419,558

Capital gain distributions	219,291	—	—	338,165	2,130,175

Net realized gain (loss)	245,959	(92,713)	988,042	769,944	6,549,733

Net change in unrealized appreciation (depreciation) on investments	899,432	975,682	2,523,752	2,086,267	16,169,409

Net realized and unrealized gain (loss) on investments	1,145,391	882,969	3,511,794	2,856,211	22,719,142

Net increase (decrease) in net assets from operations	$1,129,029	$1,847,916	$3,649,662	$2,956,008	$24,104,691

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-19

Statements of assets and liabilities TIAA-CREF Life Separate Account VA-1 ∎ December 31, 2019

	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

ASSETS

Investments, at value	$49,592,278	$69,007,082	$28,007,533	$20,052,285	$187,720,537

Total assets	$49,592,278	$69,007,082	$28,007,533	$20,052,285	$187,720,537

NET ASSETS

Accumulation fund	$49,592,278	$69,007,082	$28,007,533	$20,052,285	$187,720,537

Net assets	$49,592,278	$69,007,082	$28,007,533	$20,052,285	$187,720,537

Investments, at cost	$47,661,012	$64,002,195	$25,482,966	$19,340,385	$180,007,263

Shares held in corresponding Funds	6,055,223	2,871,705	2,038,394	868,816	15,374,327

UNIT VALUE

Intelligent Variable Annuity

Band 1	$32.77	$39.06	$35.06	$41.75	$28.10

Band 2	33.02	39.36	35.33	42.06	28.31

Band 3	33.19	39.56	35.50	42.28	28.46

Band 4	33.44	39.86	35.77	42.60	28.67

Band 5	32.60	38.86	34.88	41.54	27.96

Band 6	32.85	39.16	35.15	41.85	28.17

Band 7	33.02	39.36	35.33	42.06	28.31

Band 8	33.27	39.66	35.59	42.38	28.53

Statements of operations

TIAA-CREF Life Separate Account VA-1  ∎  For the year ended December 31, 2019

	Vanguard VIF High Yield Bond Portfolio Sub-Account	Vanguard VIF Mid-Cap Index Portfolio Sub-Account	Vanguard VIF Real Estate Index Portfolio Sub-Account	Vanguard VIF Small Company Growth Portfolio Sub-Account	Vanguard VIF Total Bond Market Index Portfolio Sub-Account

INVESTMENT INCOME

Dividends	$2,551,516	$809,672	$697,529	$81,949	$3,589,651

Expenses

Administrative expenses	45,334	58,303	26,200	17,825	154,596

Mortality and expense risk charges	103,352	126,824	56,108	36,221	334,704

Guaranteed minimum death benefits	19,699	23,268	9,846	6,673	59,905

Total expenses	168,385	208,395	92,154	60,719	549,205

Net investment income (loss)	2,383,131	601,277	605,375	21,230	3,040,446

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	155,447	909,457	(127,870)	(195,841)	(16,299)

Capital gain distributions	—	4,173,669	1,260,597	1,780,832	—

Net realized gain (loss)	155,447	5,083,126	1,132,727	1,584,991	(16,299)

Net change in unrealized appreciation (depreciation) on investments	3,678,021	8,936,920	4,466,583	2,537,805	8,655,405

Net realized and unrealized gain (loss) on investments	3,833,468	14,020,046	5,599,310	4,122,796	8,639,106

Net increase (decrease) in net assets from operations	$6,216,599	$14,621,323	$6,204,685	$4,144,026	$11,679,552

B-20	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

concluded

	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

ASSETS

Investments, at value	$8,431,071	$13,399,590	$2,107,931	$2,601,059	$14,453,928

Total assets	$8,431,071	$13,399,590	$2,107,931	$2,601,059	$14,453,928

NET ASSETS

Accumulation fund	$8,431,071	$13,399,590	$2,107,931	$2,601,059	$14,453,928

Net assets	$8,431,071	$13,399,590	$2,107,931	$2,601,059	$14,453,928

Investments, at cost	$7,713,229	$13,426,769	$2,120,570	$2,494,031	$14,366,225

Shares held in corresponding Funds	643,102	515,369	115,250	116,849	2,007,490

UNIT VALUE

Intelligent Variable Annuity

Band 1	$47.06	$71.90	$62.50	$102.36	$18.76

Band 2	47.75	73.21	63.64	104.23	19.10

Band 3	48.21	74.10	64.41	105.49	19.33

Band 4	48.92	75.45	65.59	107.42	19.69

Band 5	46.61	71.04	61.75	101.13	18.53

Band 6	47.29	72.33	62.88	102.98	18.87

Band 7	47.75	73.21	63.64	104.23	19.10

Band 8	48.45	74.55	64.80	106.13	19.45

	VY Clarion Global Real Estate Portfolio—Class I Sub-Account	Wanger International Sub-Account	Wanger Select Sub-Account	Wanger USA Sub-Account	Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account

INVESTMENT INCOME

Dividends	$236,319	$101,490	$1,707	$6,874	$752,688

Expenses

Administrative expenses	8,307	12,201	2,252	2,482	14,442

Mortality and expense risk charges	18,224	27,004	4,471	4,042	31,266

Guaranteed minimum death benefits	3,074	4,770	784	787	5,928

Total expenses	29,605	43,975	7,507	7,311	51,636

Net investment income (loss)	206,714	57,515	(5,800)	(437)	701,052

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) on investments	75,115	(381,989)	(172,022)	(455,184)	(69,289)

Capital gain distributions	—	1,113,464	313,238	465,108	—

Net realized gain (loss)	75,115	731,475	141,216	9,924	(69,289)

Net change in unrealized appreciation (depreciation) on investments	1,487,384	2,357,964	460,079	548,662	1,239,417

Net realized and unrealized gain (loss) on investments	1,562,499	3,089,439	601,295	558,586	1,170,128

Net increase (decrease) in net assets from operations	$1,769,213	$3,146,954	$595,495	$558,149	$1,871,180

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-21

Statements of changes in net assets

TIAA-CREF Life Separate Account VA-1  ∎  For the period or year ended

	TIAA-CREF Life Balanced Sub-Account		TIAA-CREF Life Bond Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$1,062,847	$(208,760)	$4,067,156	$3,453,622

Net realized gain (loss)	2,357,877	1,131,329	819,923	(1,302,665)

Net change in unrealized appreciation (depreciation) on investments	6,567,674	(4,241,381)	8,904,925	(4,163,344)

Net increase (decrease) in net assets from operations	9,988,398	(3,318,812)	13,792,004	(2,012,387)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,088,733	3,746,085	3,714,632	6,178,763

Net contractowner transfers	888,676	(1,614,650)	(2,465,914)	(5,206,413)

Withdrawals and death benefits (b)	(1,452,754)	(1,707,410)	(8,132,419)	(7,937,331)

Net increase (decrease) in net assets resulting from contractowner transactions	1,524,655	424,025	(6,883,701)	(6,964,981)

Net increase (decrease) in net assets	11,513,053	(2,894,787)	6,908,303	(8,977,368)

NET ASSETS

Beginning of period	53,909,218	56,804,005	155,291,842	164,269,210

End of period	$65,422,271	$53,909,218	$162,200,145	$155,291,842

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,803,598	1,789,929	3,791,209	3,968,124

Units purchased	62,423	117,781	86,140	152,449

Units sold/transferred	(18,443)	(104,112)	(254,123)	(329,364)

End of period	1,847,578	1,803,598	3,623,226	3,791,209

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-22	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Growth Equity Sub-Account		TIAA-CREF Life Growth & Income Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$(110,527)	$(173,544)	$643,366	$473,810

Net realized gain (loss)	16,992,888	12,938,727	14,258,324	16,409,604

Net change in unrealized appreciation (depreciation) on investments	7,494,338	(13,408,379)	18,370,898	(26,370,784)

Net increase (decrease) in net assets from operations	24,376,699	(643,196)	33,272,588	(9,487,370)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,600,847	5,211,782	7,282,421	7,971,460

Net contractowner transfers	(4,854,218)	2,347,272	(1,576,071)	(1,109,707)

Annuity payments	(1,160,182)	(767,788)	(2,636,126)	(2,027,952)

Withdrawals and death benefits (b)	(9,549,923)	(5,739,308)	(9,092,761)	(10,368,176)

Net increase (decrease) in net assets resulting from contractowner transactions	(10,963,476)	1,051,958	(6,022,537)	(5,534,375)

Net increase (decrease) in net assets	13,413,223	408,762	27,250,051	(15,021,745)

NET ASSETS

Beginning of period	82,867,138	82,458,376	115,416,106	130,437,851

End of period	$96,280,361	$82,867,138	$142,666,157	$115,416,106

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,829,633	1,824,929	1,617,415	1,718,969

Units purchased	53,883	78,297	62,880	57,815

Units sold/transferred	(278,061)	(73,593)	(149,243)	(159,369)

End of period	1,605,455	1,829,633	1,531,052	1,617,415

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-23

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life International Equity Sub-Account		TIAA-CREF Life Large-Cap Value Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$1,242,021	$467,898	$766,359	$567,754

Net realized gain (loss)	5,856,913	2,101,485	3,867,996	6,740,612

Net change in unrealized appreciation (depreciation) on investments	8,482,341	(24,470,821)	10,039,899	(16,668,200)

Net increase (decrease) in net assets from operations	15,581,275	(21,901,438)	14,674,254	(9,359,834)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,701,972	4,015,665	1,760,106	4,195,934

Net contractowner transfers	1,017,137	(2,136,187)	(442,795)	(2,081,514)

Annuity payments	(596,189)	(625,026)	(745,863)	(654,060)

Withdrawals and death benefits (b)	(5,374,361)	(4,745,191)	(4,993,859)	(4,752,541)

Net increase (decrease) in net assets resulting from contractowner transactions	748,559	(3,490,739)	(4,422,411)	(3,292,181)

Net increase (decrease) in net assets	16,329,834	(25,392,177)	10,251,843	(12,652,015)

NET ASSETS

Beginning of period	69,146,936	94,539,113	54,418,547	67,070,562

End of period	$85,476,770	$69,146,936	$64,670,390	$54,418,547

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,391,887	2,500,857	650,927	688,683

Units purchased	159,904	93,213	12,243	38,656

Units sold/transferred	(152,767)	(202,183)	(61,919)	(76,412)

End of period	2,399,024	2,391,887	601,251	650,927

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-24	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Money Market Sub-Account		TIAA-CREF Life Real Estate Securities Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$1,358,947	$910,275	$1,046,033	$972,534

Net realized gain (loss)	—	—	3,908,432	3,204,591

Net change in unrealized appreciation (depreciation) on investments	—	—	13,887,872	(7,449,530)

Net increase (decrease) in net assets from operations	1,358,947	910,275	18,842,337	(3,272,405)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	67,667,078	96,416,994	3,509,526	2,244,660

Net contractowner transfers	(43,029,665)	(43,489,133)	605,757	(3,644,607)

Annuity payments	—	—	(681,701)	(628,999)

Withdrawals and death benefits (b)	(21,947,494)	(36,862,862)	(6,108,555)	(4,582,682)

Net increase (decrease) in net assets resulting from contractowner transactions	2,689,919	16,064,999	(2,674,973)	(6,611,628)

Net increase (decrease) in net assets	4,048,866	16,975,274	16,167,364	(9,884,033)

NET ASSETS

Beginning of period	81,218,409	64,243,135	62,734,742	72,618,775

End of period	$85,267,275	$81,218,409	$78,902,106	$62,734,742

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	7,020,667	5,648,389	587,417	652,885

Units purchased	5,889,078	8,516,701	16,538	14,094

Units sold/transferred	(5,679,103)	(7,144,423)	(48,271)	(79,562)

End of period	7,230,642	7,020,667	555,684	587,417

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-25

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	TIAA-CREF Life Small-Cap Equity Sub-Account		TIAA-CREF Life Social Choice Equity Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$16,964	$31,877	$645,840	$658,551

Net realized gain (loss)	6,574,275	7,216,127	10,009,133	5,254,897

Net change in unrealized appreciation (depreciation) on investments	2,935,224	(13,199,398)	5,560,374	(9,232,622)

Net increase (decrease) in net assets from operations	9,526,463	(5,951,394)	16,215,347	(3,319,174)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,050,201	1,993,412	1,620,990	3,458,403

Net contractowner transfers	(1,404,195)	(2,009,261)	(405,911)	(1,264,320)

Annuity payments	(626,301)	(613,976)	(571,500)	(515,433)

Withdrawals and death benefits (b)	(3,730,566)	(3,996,055)	(2,302,888)	(3,425,927)

Net increase (decrease) in net assets resulting from contractowner transactions	(3,710,861)	(4,625,880)	(1,659,309)	(1,747,277)

Net increase (decrease) in net assets	5,815,602	(10,577,274)	14,556,038	(5,066,451)

NET ASSETS

Beginning of period	42,481,928	53,059,202	53,603,261	58,669,712

End of period	$48,297,530	$42,481,928	$68,159,299	$53,603,261

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	388,157	426,581	834,895	868,088

Units purchased	12,306	10,595	19,750	39,209

Units sold/transferred	(45,035)	(49,019)	(39,685)	(72,402)

End of period	355,428	388,157	814,960	834,895

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-26	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	TIAA-CREF Life Stock Index Sub-Account		Calamos Growth and Income Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$5,222,907	$4,483,933	$53,463	$35,210

Net realized gain (loss)	31,625,789	25,559,924	225,965	242,728

Net change in unrealized appreciation (depreciation) on investments	76,543,866	(52,770,192)	611,483	(454,017)

Net increase (decrease) in net assets from operations	113,392,562	(22,726,335)	890,911	(176,079)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	39,884,815	34,254,763	58,348	28,295

Net contractowner transfers	8,603,902	2,850,096	(422,346)	(289,565)

Annuity payments	(4,764,513)	(3,889,131)	—	—

Withdrawals and death benefits (b)	(37,187,555)	(28,086,280)	(87,283)	(104,158)

Net increase (decrease) in net assets resulting from contractowner transactions	6,536,649	5,129,448	(451,281)	(365,428)

Net increase (decrease) in net assets	119,929,211	(17,596,887)	439,630	(541,507)

NET ASSETS

Beginning of period	371,932,187	389,529,074	3,556,371	4,097,878

End of period	$491,861,398	$371,932,187	$3,996,001	$3,556,371

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,565,419	4,508,995	141,976	156,585

Units purchased	354,490	369,490	1,986	1,067

Units sold/transferred	(337,044)	(313,066)	(17,280)	(15,676)

End of period	4,582,865	4,565,419	126,682	141,976

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-27

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account		ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$177,639	$68,480	$(15,930)	$(17,081)

Net realized gain (loss)	639,179	2,116,316	38,818	1,368,802

Net change in unrealized appreciation (depreciation) on investments	5,662,751	(4,700,446)	1,068,755	(1,651,374)

Net increase (decrease) in net assets from operations	6,479,569	(2,515,650)	1,091,643	(299,653)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	976,220	1,961,125	108,230	180,053

Net contractowner transfers	(427,794)	5,426	(1,618,575)	2,466,496

Withdrawals and death benefits (b)	(1,028,213)	(1,134,628)	(390,732)	(357,429)

Net increase (decrease) in net assets resulting from contractowner transactions	(479,787)	831,923	(1,901,077)	2,289,120

Net increase (decrease) in net assets	5,999,782	(1,683,727)	(809,434)	1,989,467

NET ASSETS

Beginning of period	26,114,496	27,798,223	5,142,449	3,152,982

End of period	$32,114,278	$26,114,496	$4,333,015	$5,142,449

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	722,822	702,643	130,761	82,738

Units purchased	24,559	47,973	2,298	3,977

Units sold/transferred	(35,030)	(27,794)	(45,960)	44,046

End of period	712,351	722,822	87,099	130,761

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-28	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account		Delaware VIP Diversified Income Series— Standard Class Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$811	$4,910	$1,315,485	$1,283,352

Net realized gain (loss)	(2,613)	3,290	(84,585)	(801,803)

Net change in unrealized appreciation (depreciation) on investments	10,292	(27,601)	3,846,186	(1,636,839)

Net increase (decrease) in net assets from operations	8,490	(19,401)	5,077,086	(1,155,290)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,912	25,298	10,015,906	2,782,362

Net contractowner transfers	29,701	(105,299)	3,838,402	1,432,419

Withdrawals and death benefits (b)	—	—	(2,941,490)	(2,050,362)

Net increase (decrease) in net assets resulting from contractowner transactions	32,613	(80,001)	10,912,818	2,164,419

Net increase (decrease) in net assets	41,103	(99,402)	15,989,904	1,009,129

NET ASSETS

Beginning of period	124,238	223,640	47,602,433	46,593,304

End of period	$165,341	$124,238	$63,592,337	$47,602,433

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	8,030	12,687	2,960,276	2,828,484

Units purchased	180	1,420	591,587	175,039

Units sold/transferred	1,812	(6,077)	33,957	(43,247)

End of period	10,022	8,030	3,585,820	2,960,276

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-29

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Delaware VIP International Value Equity Series—Standard Class Sub-Account		Delaware VIP Small Cap Value Series— Standard Class Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$785,341	$1,062,713	$185,985	$131,794

Net realized gain (loss)	1,156,336	375,824	2,148,481	2,646,381

Net change in unrealized appreciation (depreciation) on investments	5,372,142	(9,813,415)	4,284,536	(7,582,810)

Net increase (decrease) in net assets from operations	7,313,819	(8,374,878)	6,619,002	(4,804,635)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,128,318	2,037,427	1,451,677	1,407,073

Net contractowner transfers	(410,669)	775,256	(319,614)	(929,813)

Withdrawals and death benefits (b)	(1,982,882)	(1,554,591)	(1,347,268)	(965,831)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,265,233)	1,258,092	(215,205)	(488,571)

Net increase (decrease) in net assets	6,048,586	(7,116,786)	6,403,797	(5,293,206)

NET ASSETS

Beginning of period	38,714,710	45,831,496	23,515,552	28,808,758

End of period	$44,763,296	$38,714,710	$29,919,349	$23,515,552

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	2,734,993	2,655,961	382,947	389,518

Units purchased	71,284	124,247	20,987	19,270

Units sold/transferred	(150,231)	(45,215)	(22,909)	(25,841)

End of period	2,656,046	2,734,993	381,025	382,947

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-30	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA Equity Allocation Portfolio Sub-Account		DFA VA Global Bond Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$413,407	$337,957	$1,285,094	$2,075,864

Net realized gain (loss)	440,425	439,076	(215,053)	(127,069)

Net change in unrealized appreciation (depreciation) on investments	4,767,567	(3,603,404)	885,173	(1,252,779)

Net increase (decrease) in net assets from operations	5,621,399	(2,826,371)	1,955,214	696,016

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,285,128	2,513,932	5,443,633	5,103,352

Net contractowner transfers	1,570,860	3,247,261	4,578,782	7,969,771

Withdrawals and death benefits (b)	(601,981)	(302,157)	(1,759,183)	(2,192,335)

Net increase (decrease) in net assets resulting from contractowner transactions	2,254,007	5,459,036	8,263,232	10,880,788

Net increase (decrease) in net assets	7,875,406	2,632,665	10,218,446	11,576,804

NET ASSETS

Beginning of period	21,248,768	18,616,103	48,219,574	36,642,770

End of period	$29,124,174	$21,248,768	$58,438,020	$48,219,574

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	861,765	668,385	1,741,955	1,342,183

Units purchased	45,478	89,673	194,579	189,164

Units sold/transferred	33,785	103,707	94,935	210,608

End of period	941,028	861,765	2,031,469	1,741,955

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-31

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA Global Moderate Allocation Portfolio Sub-Account		DFA VA International Small Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$688,738	$581,559	$1,029,058	$555,137

Net realized gain (loss)	1,487,213	599,970	810,774	2,837,590

Net change in unrealized appreciation (depreciation) on investments	3,352,939	(3,545,072)	6,982,744	(12,289,731)

Net increase (decrease) in net assets from operations	5,528,890	(2,363,543)	8,822,576	(8,897,004)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	6,292,198	2,890,495	1,783,331	6,439,623

Net contractowner transfers	(1,036,243)	4,169,913	1,285,045	1,811,516

Withdrawals and death benefits (b)	(4,556,120)	(993,564)	(1,650,470)	(1,533,402)

Net increase (decrease) in net assets resulting from contractowner transactions	699,835	6,066,844	1,417,906	6,717,737

Net increase (decrease) in net assets	6,228,725	3,703,301	10,240,482	(2,179,267)

NET ASSETS

Beginning of period	30,373,248	26,669,947	36,357,170	38,536,437

End of period	$36,601,973	$30,373,248	$46,597,652	$36,357,170

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,024,797	834,758	1,010,270	855,747

Units purchased	196,552	91,265	44,750	147,470

Units sold/transferred	(172,216)	98,774	(7,001)	7,053

End of period	1,049,133	1,024,797	1,048,019	1,010,270

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-32	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	DFA VA International Value Portfolio Sub-Account		DFA VA Short-Term Fixed Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$2,503,233	$1,312,130	$1,369,034	$842,834

Net realized gain (loss)	572,523	1,287,619	122,266	9,298

Net change in unrealized appreciation (depreciation) on investments	6,339,618	(12,093,652)	(4,502)	70,748

Net increase (decrease) in net assets from operations	9,415,374	(9,493,903)	1,486,798	922,880

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	13,882,086	13,128,396	4,047,336	9,655,940

Net contractowner transfers	10,143,323	5,317,740	1,278,593	5,362,408

Withdrawals and death benefits (b)	(2,007,629)	(2,338,320)	(3,829,204)	(3,746,610)

Net increase (decrease) in net assets resulting from contractowner transactions	22,017,780	16,107,816	1,496,725	11,271,738

Net increase (decrease) in net assets	31,433,154	6,613,913	2,983,523	12,194,618

NET ASSETS

Beginning of period	50,351,238	43,737,325	68,907,692	56,713,074

End of period	$81,784,392	$50,351,238	$71,891,215	$68,907,692

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,586,547	1,137,889	2,700,866	2,253,739

Units purchased	408,582	366,744	157,690	385,610

Units sold/transferred	235,060	81,914	(102,231)	61,517

End of period	2,230,189	1,586,547	2,756,325	2,700,866

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-33

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	DFA VA US Large Value Portfolio Sub-Account		DFA VA US Targeted Value Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$965,792	$978,171	$351,008	$185,828

Net realized gain (loss)	1,657,357	2,874,153	429,236	2,465,304

Net change in unrealized appreciation (depreciation) on investments	9,239,714	(10,429,224)	4,729,750	(7,214,439)

Net increase (decrease) in net assets from operations	11,862,863	(6,576,900)	5,509,994	(4,563,307)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,969,166	10,945,519	2,275,372	5,140,621

Net contractowner transfers	(1,535,978)	2,967,774	1,982,776	1,671,981

Withdrawals and death benefits (b)	(2,293,474)	(4,553,578)	(857,928)	(893,105)

Net increase (decrease) in net assets resulting from contractowner transactions	(860,286)	9,359,715	3,400,220	5,919,497

Net increase (decrease) in net assets	11,002,577	2,782,815	8,910,214	1,356,190

NET ASSETS

Beginning of period	46,258,049	43,475,234	23,396,674	22,040,484

End of period	$57,260,626	$46,258,049	$32,306,888	$23,396,674

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	941,942	774,554	526,735	415,849

Units purchased	54,757	197,003	45,901	96,459

Units sold/transferred	(67,200)	(29,615)	22,536	14,427

End of period	929,499	941,942	595,172	526,735

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-34	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Franklin Income VIP Fund—Class 1 Sub-Account		Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$496,100	$446,619	$36,435	$52,573

Net realized gain (loss)	297,014	164,792	142,014	81,930

Net change in unrealized appreciation (depreciation) on investments	637,085	(1,019,477)	232,530	(311,609)

Net increase (decrease) in net assets from operations	1,430,199	(408,066)	410,979	(177,106)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	410,081	405,289	13,058	26,944

Net contractowner transfers	(280,538)	(667,554)	(34,391)	(257,112)

Withdrawals and death benefits (b)	(383,670)	(432,517)	(55,749)	(40,411)

Net increase (decrease) in net assets resulting from contractowner transactions	(254,127)	(694,782)	(77,082)	(270,579)

Net increase (decrease) in net assets	1,176,072	(1,102,848)	333,897	(447,685)

NET ASSETS

Beginning of period	8,883,405	9,986,253	1,843,174	2,290,859

End of period	$10,059,477	$8,883,405	$2,177,071	$1,843,174

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	310,019	333,519	61,177	69,346

Units purchased	13,676	13,818	392	809

Units sold/transferred	(22,097)	(37,318)	(3,014)	(8,978)

End of period	301,598	310,019	58,555	61,177

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-35

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Franklin Small-Mid Cap Growth VIP Fund— Class 1 Sub-Account		Janus Henderson Forty Portfolio— Institutional Shares Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$(30,232)	$(25,330)	$(16,251)	$(34,259)

Net realized gain (loss)	1,135,312	430,928	1,143,459	2,317,351

Net change in unrealized appreciation (depreciation) on investments	933,876	(739,021)	1,959,469	(2,040,196)

Net increase (decrease) in net assets from operations	2,038,956	(333,423)	3,086,677	242,896

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,170,316	362,207	1,584,167	309,856

Net contractowner transfers	1,047,226	(226,516)	777,175	(2,227,168)

Withdrawals and death benefits (b)	(477,752)	(282,176)	(845,712)	(558,277)

Net increase (decrease) in net assets resulting from contractowner transactions	1,739,790	(146,485)	1,515,630	(2,475,589)

Net increase (decrease) in net assets	3,778,746	(479,908)	4,602,307	(2,232,693)

NET ASSETS

Beginning of period	6,145,208	6,625,116	8,104,445	10,337,138

End of period	$9,923,954	$6,145,208	$12,706,752	$8,104,445

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	138,344	141,113	92,579	120,359

Units purchased	21,698	7,555	16,903	3,460

Units sold/transferred	9,491	(10,324)	(3,626)	(31,240)

End of period	169,533	138,344	105,856	92,579

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-36	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Janus Henderson Overseas Portfolio— Institutional Shares Sub-Account		Janus Henderson Mid Cap Value Portfolio— Institutional Shares Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$24,541	$22,825	$70,346	$62,984

Net realized gain (loss)	40,039	23,737	500,636	662,628

Net change in unrealized appreciation (depreciation) on investments	296,197	(292,174)	1,581,105	(1,896,583)

Net increase (decrease) in net assets from operations	360,777	(245,612)	2,152,087	(1,170,971)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	38,948	25,712	162,905	111,145

Net contractowner transfers	(14,258)	(42,561)	420,131	(1,121,725)

Withdrawals and death benefits (b)	(58,544)	(41,180)	(733,899)	(537,117)

Net increase (decrease) in net assets resulting from contractowner transactions	(33,854)	(58,029)	(150,863)	(1,547,697)

Net increase (decrease) in net assets	326,923	(303,641)	2,001,224	(2,718,668)

NET ASSETS

Beginning of period	1,362,054	1,665,695	7,263,105	9,981,773

End of period	$1,688,977	$1,362,054	$9,264,329	$7,263,105

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	26,895	28,079	237,717	281,297

Units purchased	682	443	4,670	3,231

Units sold/transferred	(1,405)	(1,627)	(9,594)	(46,811)

End of period	26,172	26,895	232,793	237,717

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-37

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	John Hancock Emerging Markets Value Trust Sub-Account		Matson Money Fixed Income VI Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$999,277	$653,261	$364,415	$516,714

Net realized gain (loss)	523,799	1,312,278	(20,647)	(113,434)

Net change in unrealized appreciation (depreciation) on investments	1,894,390	(5,919,022)	776,993	(339,187)

Net increase (decrease) in net assets from operations	3,417,466	(3,953,483)	1,120,761	64,093

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,395,156	6,068,140	4,432,586	4,262,358

Net contractowner transfers	3,686,835	2,067,677	(1,903,259)	539,840

Withdrawals and death benefits (b)	(1,059,080)	(896,017)	(2,590,568)	(3,701,444)

Net increase (decrease) in net assets resulting from contractowner transactions	8,022,911	7,239,800	(61,241)	1,100,754

Net increase (decrease) in net assets	11,440,377	3,286,317	1,059,520	1,164,847

NET ASSETS

Beginning of period	27,363,290	24,076,973	27,525,774	26,360,927

End of period	$38,803,667	$27,363,290	$28,585,294	$27,525,774

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	997,268	756,258	1,098,760	1,053,995

Units purchased	190,274	201,432	173,344	172,667

Units sold/transferred	91,804	39,578	(176,991)	(127,902)

End of period	1,279,346	997,268	1,095,113	1,098,760

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-38	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Matson Money International Equity VI Portfolio Sub-Account		Matson Money U.S. Equity VI Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$329,313	$200,706	$115,721	$113,595

Net realized gain (loss)	505,827	889,295	1,412,825	2,392,331

Net change in unrealized appreciation (depreciation) on investments	1,896,140	(4,628,055)	3,120,711	(5,330,913)

Net increase (decrease) in net assets from operations	2,731,280	(3,538,054)	4,649,257	(2,824,987)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	2,739,913	3,410,327	3,678,432	4,484,690

Net contractowner transfers	(438,294)	1,727,054	(852,340)	(248,452)

Withdrawals and death benefits (b)	(1,253,674)	(1,813,972)	(1,804,248)	(2,648,988)

Net increase (decrease) in net assets resulting from contractowner transactions	1,047,945	3,323,409	1,021,844	1,587,250

Net increase (decrease) in net assets	3,779,225	(214,645)	5,671,101	(1,237,737)

NET ASSETS

Beginning of period	15,237,356	15,452,001	20,009,540	21,247,277

End of period	$19,016,581	$15,237,356	$25,680,641	$20,009,540

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	629,471	512,875	661,805	613,672

Units purchased	105,032	119,801	108,486	128,653

Units sold/transferred	(63,033)	(3,205)	(75,867)	(80,520)

End of period	671,470	629,471	694,424	661,805

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-39

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	MFS Global Equity Series—Initial Class Sub-Account		MFS Growth Series—Initial Class Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$39,110	$26,404	$(2,582)	$(2,232)

Net realized gain (loss)	483,121	507,367	138,659	188,045

Net change in unrealized appreciation (depreciation) on investments	733,600	(956,242)	130,594	(161,362)

Net increase (decrease) in net assets from operations	1,255,831	(422,471)	266,671	24,451

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	146,992	145,947	1,222	4,397

Net contractowner transfers	519,472	(1,409,695)	(266,305)	(26,624)

Withdrawals and death benefits (b)	(202,893)	(22,341)	(4,534)	(19,862)

Net increase (decrease) in net assets resulting from contractowner transactions	463,571	(1,286,089)	(269,617)	(42,089)

Net increase (decrease) in net assets	1,719,402	(1,708,560)	(2,946)	(17,638)

NET ASSETS

Beginning of period	3,786,212	5,494,772	891,991	909,629

End of period	$5,505,614	$3,786,212	$889,045	$891,991

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	139,281	182,168	14,282	15,009

Units purchased	4,487	4,927	16	68

Units sold/transferred	11,341	(47,814)	(3,956)	(795)

End of period	155,109	139,281	10,342	14,282

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-40	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account		MFS Utilities Series—Initial Class Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$21,163	$8,365	$111,584	$18,077

Net realized gain (loss)	1,027,211	785,224	236,028	1,499

Net change in unrealized appreciation (depreciation) on investments	902,641	(736,560)	291,823	(16,514)

Net increase (decrease) in net assets from operations	1,951,015	57,029	639,435	3,062

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	233,515	119,692	39,668	40,545

Net contractowner transfers	2,340,181	(2,026,059)	421,711	(300,427)

Withdrawals and death benefits (b)	(96,072)	(152,535)	(161,433)	(40,890)

Net increase (decrease) in net assets resulting from contractowner transactions	2,477,624	(2,058,902)	299,946	(300,772)

Net increase (decrease) in net assets	4,428,639	(2,001,873)	939,381	(297,710)

NET ASSETS

Beginning of period	4,013,643	6,015,516	2,556,376	2,854,086

End of period	$8,442,282	$4,013,643	$3,495,757	$2,556,376

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	152,199	229,075	44,782	50,504

Units purchased	7,151	4,329	593	704

Units sold/transferred	69,482	(81,205)	3,648	(6,426)

End of period	228,832	152,199	49,023	44,782

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-41

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class Sub-Account		Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
	December 31, 2019†	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$48,641	$15,724	$131,671	$107,554

Net realized gain (loss)	75,343	312,151	4,488,606	2,771,044

Net change in unrealized appreciation (depreciation) on investments	142,504	(350,672)	878,587	(8,897,723)

Net increase (decrease) in net assets from operations	266,488	(22,797)	5,498,864	(6,019,125)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	39,541	33,724	1,963,763	2,118,137

Net contractowner transfers	(2,096,955)	20,871	1,591,260	(924,374)

Withdrawals and death benefits (b)	(4,168)	(61,119)	(1,742,803)	(1,611,491)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,061,582)	(6,524)	1,812,220	(417,728)

Net increase (decrease) in net assets	(1,795,094)	(29,321)	7,311,084	(6,436,853)

NET ASSETS

Beginning of period	1,795,094	1,824,415	32,687,504	39,124,357

End of period	$—	$1,795,094	$39,998,588	$32,687,504

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	55,654	55,932	1,182,304	1,193,930

Units purchased	1,211	1,032	63,902	64,745

Units sold/transferred	(56,865)	(1,310)	(4,289)	(76,371)

End of period	—	55,654	1,241,917	1,182,304

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
†	Merged operations with Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio-I Class on April 30, 2019.

B-42	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account	PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
	December 31, 2019‡	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$4,019	$123,058	$135,581

Net realized gain (loss)	107,751	24,532	(6,393)

Net change in unrealized appreciation (depreciation) on investments	77,626	340,696	(391,107)

Net increase (decrease) in net assets from operations	189,396	488,286	(261,919)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	18,701	35,385	504,846

Net contractowner transfers	2,087,263	187,126	(254,137)

Withdrawals and death benefits (b)	(47,838)	(196,432)	(106,846)

Net increase (decrease) in net assets resulting from contractowner transactions	2,058,126	26,079	143,863

Net increase (decrease) in net assets	2,247,522	514,365	(118,056)

NET ASSETS

Beginning of period	—	4,304,141	4,422,197

End of period	$2,247,522	$4,818,506	$4,304,141

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	—	238,833	232,354

Units purchased	504	1,908	27,061

Units sold/transferred	56,217	(1,882)	(20,582)

End of period	56,721	238,859	238,833

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.
‡	For the period April 30, 2019 (commencement of operations) to December 31, 2019.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-43

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account		PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$71,684	$35,418	$1,543,975	$1,264,051

Net realized gain (loss)	(89,549)	(189,074)	97,913	(108,725)

Net change in unrealized appreciation (depreciation) on investments	208,007	(153,540)	3,272,535	(2,743,459)

Net increase (decrease) in net assets from operations	190,142	(307,196)	4,914,423	(1,588,133)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	36,464	315,611	2,545,964	4,862,050

Net contractowner transfers	(180,382)	80,740	(1,129,983)	2,200,102

Withdrawals and death benefits (b)	(253,380)	(61,090)	(1,740,262)	(1,325,858)

Net increase (decrease) in net assets resulting from contractowner transactions	(397,298)	335,261	(324,281)	5,736,294

Net increase (decrease) in net assets	(207,156)	28,065	4,590,142	4,148,161

NET ASSETS

Beginning of period	1,781,592	1,753,527	34,254,761	30,106,600

End of period	$1,574,436	$1,781,592	$38,844,903	$34,254,761

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	117,252	98,875	1,196,197	999,451

Units purchased	2,259	18,207	81,800	167,737

Units sold/transferred	(26,350)	170	(94,346)	29,009

End of period	93,161	117,252	1,183,651	1,196,197

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-44	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account		PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$118,356	$345,482	$1,496,590	$2,251,720

Net realized gain (loss)	(117,306)	17,592	(459,979)	(1,363,933)

Net change in unrealized appreciation (depreciation) on investments	297,575	(596,021)	7,140,528	(3,361,543)

Net increase (decrease) in net assets from operations	298,625	(232,947)	8,177,139	(2,473,756)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	63,051	126,033	2,501,589	12,077,004

Net contractowner transfers	(409,999)	(144,835)	(4,464,855)	2,610,947

Withdrawals and death benefits (b)	(277,148)	(228,978)	(4,732,599)	(4,302,859)

Net increase (decrease) in net assets resulting from contractowner transactions	(624,096)	(247,780)	(6,695,865)	10,385,092

Net increase (decrease) in net assets	(325,471)	(480,727)	1,481,274	7,911,336

NET ASSETS

Beginning of period	5,192,287	5,673,014	102,502,706	94,591,370

End of period	$4,866,816	$5,192,287	$103,983,980	$102,502,706

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	284,434	298,264	5,925,693	5,337,203

Units purchased	3,367	6,613	137,609	695,146

Units sold/transferred	(37,405)	(20,443)	(516,844)	(106,656)

End of period	250,396	284,434	5,546,458	5,925,693

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-45

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	PVC Equity Income Account— Class 1 Sub-Account		PVC MidCap Account— Class 1 Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$1,322,639	$1,290,130	$(3,146)	$(5,172)

Net realized gain (loss)	5,204,137	7,514,272	1,051,153	989,705

Net change in unrealized appreciation (depreciation) on investments	14,479,645	(12,903,115)	1,295,395	(1,363,876)

Net increase (decrease) in net assets from operations	21,006,421	(4,098,713)	2,343,402	(379,343)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	4,481,596	3,744,883	40,873	46,190

Net contractowner transfers	(2,656,960)	(3,593,348)	(215,326)	(452,086)

Withdrawals and death benefits (b)	(4,145,145)	(3,224,917)	(263,625)	(515,710)

Net increase (decrease) in net assets resulting from contractowner transactions	(2,320,509)	(3,073,382)	(438,078)	(921,606)

Net increase (decrease) in net assets	18,685,912	(7,172,095)	1,905,324	(1,300,949)

NET ASSETS

Beginning of period	74,024,949	81,197,044	5,606,249	6,907,198

End of period	$92,710,861	$74,024,949	$7,511,573	$5,606,249

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,983,447	2,058,895	131,922	151,783

Units purchased	104,386	94,736	773	1,002

Units sold/transferred	(160,739)	(170,184)	(9,010)	(20,863)

End of period	1,927,094	1,983,447	123,685	131,922

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-46	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account		Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$(70,540)	$(75,839)	$(5,138)	$(7,085)

Net realized gain (loss)	2,347,382	2,004,044	(80,236)	17,630

Net change in unrealized appreciation (depreciation) on investments	2,583,826	(3,021,820)	242,598	(397,033)

Net increase (decrease) in net assets from operations	4,860,668	(1,093,615)	157,224	(386,488)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	469,912	480,355	39,145	35,745

Net contractowner transfers	(411,358)	(1,256,589)	(30,017)	157,074

Withdrawals and death benefits (b)	(1,082,930)	(740,795)	(130,066)	(54,187)

Net increase (decrease) in net assets resulting from contractowner transactions	(1,024,376)	(1,517,029)	(120,938)	138,632

Net increase (decrease) in net assets	3,836,292	(2,610,644)	36,286	(247,856)

NET ASSETS

Beginning of period	17,583,596	20,194,240	1,549,857	1,797,713

End of period	$21,419,888	$17,583,596	$1,586,143	$1,549,857

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	537,461	580,066	45,695	43,237

Units purchased	12,448	13,244	1,058	924

Units sold/transferred	(40,193)	(55,849)	(4,410)	1,534

End of period	509,716	537,461	42,343	45,695

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-47

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Prudential Series Fund—Value Portfolio— Class II Sub-Account		Royce Capital Fund Micro-Cap Portfolio— Investment Class Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$(21,756)	$(22,475)	$(1,903)	$(3,564)

Net realized gain (loss)	593,635	493,332	(72,546)	19,088

Net change in unrealized appreciation (depreciation) on investments	867,696	(1,090,884)	187,995	(164,950)

Net increase (decrease) in net assets from operations	1,439,575	(620,027)	113,546	(149,426)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,278,943	61,573	14,497	10,008

Net contractowner transfers	(55,016)	(322,217)	(382,000)	487,910

Withdrawals and death benefits (b)	(210,759)	(211,198)	(287,738)	(118,984)

Net increase (decrease) in net assets resulting from contractowner transactions	1,013,168	(471,842)	(655,241)	378,934

Net increase (decrease) in net assets	2,452,743	(1,091,869)	(541,695)	229,508

NET ASSETS

Beginning of period	5,270,337	6,362,206	1,052,733	823,225

End of period	$7,723,080	$5,270,337	$511,038	$1,052,733

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	133,103	143,843	56,752	40,204

Units purchased	28,558	1,413	725	464

Units sold/transferred	(6,687)	(12,153)	(34,521)	16,084

End of period	154,974	133,103	22,956	56,752

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-48	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Royce Capital Fund Small-Cap Portfolio— Investment Class Sub-Account		T. Rowe Price® Health Sciences Portfolio I Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$25,535	$24,747	$(16,362)	$(15,570)

Net realized gain (loss)	815,132	(513,950)	245,959	672,381

Net change in unrealized appreciation (depreciation) on investments	282,725	(14,964)	899,432	(786,222)

Net increase (decrease) in net assets from operations	1,123,392	(504,167)	1,129,029	(129,411)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	673,576	99,721	326,237	149,386

Net contractowner transfers	52,342	(415,701)	(98,172)	1,591,100

Withdrawals and death benefits (b)	(229,941)	(251,066)	(627,595)	(69,009)

Net increase (decrease) in net assets resulting from contractowner transactions	495,977	(567,046)	(399,530)	1,671,477

Net increase (decrease) in net assets	1,619,369	(1,071,213)	729,499	1,542,066

NET ASSETS

Beginning of period	5,619,305	6,690,518	4,579,889	3,037,823

End of period	$7,238,674	$5,619,305	$5,309,388	$4,579,889

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	302,318	329,022	141,563	94,647

Units purchased	34,882	4,883	9,049	4,341

Units sold/transferred	(9,416)	(31,587)	(23,046)	42,575

End of period	327,784	302,318	127,566	141,563

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-49

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	T. Rowe Price® Limited-Term Bond Portfolio Sub-Account		Templeton Developing Markets VIP Fund— Class 1 Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$964,947	$703,972	$137,868	$128,782

Net realized gain (loss)	(92,713)	(170,856)	988,042	798,043

Net change in unrealized appreciation (depreciation) on investments	975,682	(176,164)	2,523,752	(3,665,600)

Net increase (decrease) in net assets from operations	1,847,916	356,952	3,649,662	(2,738,775)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	3,083,006	2,763,728	443,503	735,594

Net contractowner transfers	611,699	2,406,806	(26,044)	(921,535)

Withdrawals and death benefits (b)	(2,189,388)	(1,818,090)	(1,523,114)	(911,348)

Net increase (decrease) in net assets resulting from contractowner transactions	1,505,317	3,352,444	(1,105,655)	(1,097,289)

Net increase (decrease) in net assets	3,353,233	3,709,396	2,544,007	(3,836,064)

NET ASSETS

Beginning of period	45,791,102	42,081,706	14,312,062	18,148,126

End of period	$49,144,335	$45,791,102	$16,856,069	$14,312,062

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,768,340	1,638,036	966,616	1,032,753

Units purchased	117,165	108,205	26,817	44,746

Units sold/transferred	(61,421)	22,099	(94,752)	(110,883)

End of period	1,824,084	1,768,340	898,681	966,616

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-50	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Vanguard VIF Capital Growth Portfolio Sub-Account		Vanguard VIF Equity Index Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$99,797	$55,772	$1,385,549	$1,063,037

Net realized gain (loss)	769,944	1,068,232	6,549,733	3,384,255

Net change in unrealized appreciation (depreciation) on investments	2,086,267	(1,470,021)	16,169,409	(8,398,123)

Net increase (decrease) in net assets from operations	2,956,008	(346,017)	24,104,691	(3,950,831)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,199,217	789,809	7,170,301	5,835,805

Net contractowner transfers	(1,343,785)	1,019,543	6,203,982	1,140,766

Withdrawals and death benefits (b)	(148,898)	(203,743)	(1,275,583)	(1,406,780)

Net increase (decrease) in net assets resulting from contractowner transactions	(293,466)	1,605,609	12,098,700	5,569,791

Net increase (decrease) in net assets	2,662,542	1,259,592	36,203,391	1,618,960

NET ASSETS

Beginning of period	11,384,907	10,125,315	73,844,540	72,225,580

End of period	$14,047,449	$11,384,907	$110,047,931	$73,844,540

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	315,750	276,621	2,208,122	2,056,228

Units purchased	30,252	20,266	184,947	162,428

Units sold/transferred	(37,348)	18,863	117,550	(10,534)

End of period	308,654	315,750	2,510,619	2,208,122

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-51

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF High Yield Bond Portfolio Sub-Account		Vanguard VIF Mid-Cap Index Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$2,383,131	$1,561,845	$601,277	$311,048

Net realized gain (loss)	155,447	124,971	5,083,126	2,618,250

Net change in unrealized appreciation (depreciation) on investments	3,678,021	(2,903,826)	8,936,920	(7,896,036)

Net increase (decrease) in net assets from operations	6,216,599	(1,217,010)	14,621,323	(4,966,738)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	5,378,395	6,263,674	9,502,917	10,963,068

Net contractowner transfers	399,814	1,196,441	2,479,969	3,762,241

Withdrawals and death benefits (b)	(1,888,760)	(1,777,960)	(2,409,776)	(1,600,981)

Net increase (decrease) in net assets resulting from contractowner transactions	3,889,449	5,682,155	9,573,110	13,124,328

Net increase (decrease) in net assets	10,106,048	4,465,145	24,194,433	8,157,590

NET ASSETS

Beginning of period	39,486,230	35,021,085	44,812,649	36,655,059

End of period	$49,592,278	$39,486,230	$69,007,082	$44,812,649

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	1,380,300	1,185,963	1,485,900	1,097,874

Units purchased	170,635	214,310	265,340	325,763

Units sold/transferred	(47,988)	(19,973)	2,296	62,263

End of period	1,502,947	1,380,300	1,753,536	1,485,900

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-52	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Vanguard VIF Real Estate Index Portfolio Sub-Account		Vanguard VIF Small Company Growth Portfolio Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$605,375	$492,433	$21,230	$42

Net realized gain (loss)	1,132,727	275,668	1,584,991	2,229,209

Net change in unrealized appreciation (depreciation) on investments	4,466,583	(1,854,676)	2,537,805	(3,635,175)

Net increase (decrease) in net assets from operations	6,204,685	(1,086,575)	4,144,026	(1,405,924)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	1,413,661	3,821,411	1,930,186	2,262,828

Net contractowner transfers	(768,093)	1,968,003	(1,278,178)	2,543,513

Withdrawals and death benefits (b)	(752,177)	(737,471)	(272,788)	(728,371)

Net increase (decrease) in net assets resulting from contractowner transactions	(106,609)	5,051,943	379,220	4,077,970

Net increase (decrease) in net assets	6,098,076	3,965,368	4,523,246	2,672,046

NET ASSETS

Beginning of period	21,909,457	17,944,089	15,529,039	12,856,993

End of period	$28,007,533	$21,909,457	$20,052,285	$15,529,039

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	796,454	615,205	471,356	360,645

Units purchased	42,711	136,128	50,205	59,959

Units sold/transferred	(46,587)	45,121	(45,222)	50,752

End of period	792,578	796,454	476,339	471,356

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-53

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended

	Vanguard VIF Total Bond Market Index Portfolio Sub-Account		VY Clarion Global Real Estate Portfolio—Class I Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$3,040,446	$1,646,630	$206,714	$417,714

Net realized gain (loss)	(16,299)	(513,061)	75,115	(103,099)

Net change in unrealized appreciation (depreciation) on investments	8,655,405	(995,226)	1,487,384	(1,037,837)

Net increase (decrease) in net assets from operations	11,679,552	138,343	1,769,213	(723,222)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	36,566,040	29,200,351	261,709	576,440

Net contractowner transfers	22,469,745	14,119,354	(574,686)	(359,223)

Withdrawals and death benefits (b)	(6,462,207)	(4,380,875)	(393,589)	(406,752)

Net increase (decrease) in net assets resulting from contractowner transactions	52,573,578	38,938,830	(706,566)	(189,535)

Net increase (decrease) in net assets	64,253,130	39,077,173	1,062,647	(912,757)

NET ASSETS

Beginning of period	123,467,407	84,390,234	7,368,424	8,281,181

End of period	$187,720,537	$123,467,407	$8,431,071	$7,368,424

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	4,724,624	3,213,146	192,071	196,825

Units purchased	1,334,605	1,138,215	5,914	14,210

Units sold/transferred	571,029	373,263	(21,409)	(18,964)

End of period	6,630,258	4,724,624	176,576	192,071

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-54	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

continued

	Wanger International Sub-Account		Wanger Select Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$57,515	$236,391	$(5,800)	$(4,906)

Net realized gain (loss)	731,475	1,227,674	141,216	189,498

Net change in unrealized appreciation (depreciation) on investments	2,357,964	(3,852,659)	460,079	(563,784)

Net increase (decrease) in net assets from operations	3,146,954	(2,388,594)	595,495	(379,192)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	231,498	308,464	9,642	58,506

Net contractowner transfers	(272,709)	(1,878,660)	(550,912)	356,682

Withdrawals and death benefits (b)	(483,335)	(416,785)	(339,357)	(100,857)

Net increase (decrease) in net assets resulting from contractowner transactions	(524,546)	(1,986,981)	(880,627)	314,331

Net increase (decrease) in net assets	2,622,408	(4,375,575)	(285,132)	(64,861)

NET ASSETS

Beginning of period	10,777,182	15,152,757	2,393,063	2,457,924

End of period	$13,399,590	$10,777,182	$2,107,931	$2,393,063

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	191,102	220,191	48,372	43,475

Units purchased	3,681	4,690	169	988

Units sold/transferred	(11,726)	(33,779)	(15,466)	3,909

End of period	183,057	191,102	33,075	48,372

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

See notes to financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-55

Statements of changes in net assets TIAA-CREF Life Separate Account VA-1 ∎ For the period or year ended	concluded

	Wanger USA Sub-Account		Western Asset Variable Global High Yield Bond Portfolio-Class I Sub-Account
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018

FROM OPERATIONS

Net investment income (loss)	$(437)	$(4,945)	$701,052	$700,922

Net realized gain (loss)	9,924	295,585	(69,289)	(158,071)

Net change in unrealized appreciation (depreciation) on investments	548,662	(468,898)	1,239,417	(1,175,990)

Net increase (decrease) in net assets from operations	558,149	(178,258)	1,871,180	(633,139)

FROM CONTRACTOWNER TRANSACTIONS

Premiums (a)	122,720	143,399	318,674	302,142

Net contractowner transfers	311,457	803,409	(745,539)	(238,335)

Withdrawals and death benefits (b)	(471,168)	(5,760)	(863,693)	(456,051)

Net increase (decrease) in net assets resulting from contractowner transactions	(36,991)	941,048	(1,290,558)	(392,244)

Net increase (decrease) in net assets	521,158	762,790	580,622	(1,025,383)

NET ASSETS

Beginning of period	2,079,901	1,317,111	13,873,306	14,898,689

End of period	$2,601,059	$2,079,901	$14,453,928	$13,873,306

CHANGES IN ACCUMULATION UNITS OUTSTANDING:

Beginning of period	26,095	16,262	829,754	853,193

Units purchased	1,314	1,539	17,543	17,550

Units sold/transferred	(2,706)	8,294	(90,923)	(40,989)

End of period	24,703	26,095	756,374	829,754

(a)	Amounts presented are net of premium expense charges.
(b)	Amounts include payments for other daily and monthly fee and expense charges.

B-56	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to financial statements

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA-CREF Life Separate Account VA-1 (the “Separate Account”) was established by TIAA-CREF Life Insurance Company (“TIAA-CREF Life”) as a separate investment account under New York law on July 27, 1998 and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). TIAA-CREF Life, as a legal reserve life insurance company under the insurance laws of the State of New York, is a wholly owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”).

Investors participate in the Separate Account by purchasing one of three different variable annuity contracts: the Personal Annuity Select and Single Premium Immediate Annuity (the “Original Contract”), the Lifetime Variable Select Annuity (the “Lifetime Contract”) and the Intelligent Variable Annuity (the “Intelligent VA”). Premiums received from the contracts are allocated to investment accounts, the (“Sub-Accounts”) of which some invest in the TIAA-CREF Life Funds (the “Funds”), an open-end management investment company registered with the Commission and managed by Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA. Advisors is registered with the Commission as an investment adviser. The Original Contract currently offers 8 investment Sub-Account options, the Lifetime Contract currently offers 10 investment Sub-Account options and the Intelligent VA offers 69 investment Sub-Account options. Accumulation unit values are calculated daily for each investment account. Effective in 2008, the Personal Annuity Select and Lifetime Variable Select Annuity are no longer available to new customers. However, policy owners that existed prior to that date may continue to invest their premiums in the Sub-Accounts.

Accumulation and Annuity Funds: The Accumulation Fund represents the net assets attributable to participants in the accumulation phase of their investment. The Annuity Fund represents the net assets attributable to the participants currently receiving annuity payments. The net increase or decrease in net assets from investment operations is apportioned between the Sub-Accounts based upon their relative daily net asset values. Annuitants bear no mortality risk under their contracts. Initial annuity payments are calculated based on the value of a participant’s accumulation on the last valuation day before the annuity start date, the income option chosen, an assumed annual investment return and expense and mortality assumptions. Annuity payments vary after the initial payment based on investment performance and Sub-Account expenses.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table with four year setbacks for contracts issued prior to 2015 and 2012 IAR for contracts issued after 2014. The 2012 IAR Mortality Table is used for determining the minimum standard of valuation for any individual annuity or pure endowment contract issued after January 1, 2015. The mortality risk is fully borne by TIAA-CREF Life and may result in additional amounts being transferred into the variable annuity account by TIAA-CREF Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to TIAA-CREF Life.

Effective April 30, 2019, the Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class was merged into the Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class: this fund is closed to new investors.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Separate Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The following is a summary of the significant accounting policies consistently followed by the Sub-Accounts.

Security valuation: All investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Security transactions are accounted for as of the trade date for financial reporting purposes. Dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on security transactions are based on the specific identification method.

Income taxes: TIAA-CREF Life Separate Account VA-1 is a separate account of TIAA-CREF Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. The Separate Account should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, the Separate Account’s Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Separate Account’s income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Separate Account’s tax positions taken for all open income tax years and has concluded that no provision for federal income tax is required in the Separate Account’s financial statements.

New commission rule issuance: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of the new Form N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and various filings. Form N-CEN was implemented on June 1, 2018 and as of December 31, 2019, it did not have an impact on net assets or results of operations.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-57

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Note 2—valuation of investments

U.S. GAAP establishes a hierarchy that categorizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)

•	Level 3—significant unobservable inputs (including the Sub-Accounts’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Sub-Accounts’ investments follows:

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

As of December 31, 2019, all of the investments in the Sub-Accounts were valued based on Level 1 inputs.

Note 3—expense charges and affiliates

TIAA-CREF Life provides all administrative services for the Sub-Accounts. Daily charges are deducted from the net assets of the Sub-Accounts for services required to administer the Separate Account and the contracts, and to cover certain insurance risks borne by TIAA-CREF Life. The following are the current administrative expense charges for the contracts:

Administrative expense

(as a percentage of average account value)

	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	0.30%	0.20%	0.20%

Current fee	0.10%	0.20%	0.20%

TIAA-CREF Life imposes a daily charge that is deducted from the net assets of the Sub-Accounts for bearing certain mortality and expense risks in connection with the contracts. The following are the mortality and expense risk charges for the contracts:

Mortality and expense risk charges

(as a percentage of average account value)

	Personal Annuity Select	Lifetime Variable Select

Maximum contractual fee	1.00%	1.00%

Current fee	0.40%	0.40%

Intelligent Variable Annuity

	Maximum contractual fee	Current fee

If accumulation value is less than $100,000	0.40%	0.40%

If accumulation value is between $100,000-$500,000	0.25%	0.25%

If accumulation value is greater than $500,000	0.15%	0.15%

After the first 10 contract years	0.00%	0.00%

B-58	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

There are other daily, monthly, and annual fees and expenses that a contractowner will pay when buying, owning and surrendering the policy. These fees and expenses include as follows:

Additional expense charges	Intelligent Variable Annuity	Personal Annuity Select	Lifetime Variable Select

Maximum annual contract fees (waived for accumulation values > $25,000)	$25	$0	$25

Optional guaranteed minimum death benefit charge	0.10%	None	None

Premium taxes (a)	1.00% to 3.50%	1.00% to 3.50%	1.00% to 3.50%

Maximum transfer fee	$0	$0	$25

(a)	Only applicable in certain states.

The Sub-Accounts indirectly pay expenses of the underlying funds. With respect to investments in the Funds, these include management fees paid to Advisors. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA. Services may also enter into selling agreements with third parties to distribute the contracts.

Note 4—investments

Purchases and sales of securities for the Sub-Accounts for the year ended December 31, 2019 were as follows:

Sub-Accounts	Purchases	Sales

TIAA-CREF Life Balanced	$13,096,600	$9,176,512

TIAA-CREF Life Bond	40,335,530	43,152,075

TIAA-CREF Life Growth Equity	30,618,734	34,020,025

TIAA-CREF Life Growth & Income	25,550,268	22,931,964

TIAA-CREF Life International Equity	21,873,024	16,287,624

TIAA-CREF Life Large-Cap Value	11,775,877	12,607,439

TIAA-CREF Life Money Market	113,124,460	109,074,957

TIAA-CREF Life Real Estate Securities	15,149,362	15,468,269

TIAA-CREF Life Small-Cap Equity	13,065,906	10,293,293

TIAA-CREF Life Social Choice Equity	17,156,214	9,794,261

TIAA-CREF Life Stock Index	90,657,227	75,525,150

Calamos Growth and Income Portfolio	1,074,910	1,399,064

ClearBridge Variable Aggressive Growth Portfolio—Class I	6,412,339	6,165,881

ClearBridge Variable Small Cap Growth Portfolio—Class I	2,931,789	4,442,263

Credit Suisse Trust-Commodity Return Strategy Portfolio	61,086	27,662

Delaware VIP Diversified Income Series—Standard Class	25,783,126	13,554,823

Delaware VIP International Value Equity Series—Standard Class	8,785,111	8,527,282

Delaware VIP Small Cap Value Series—Standard Class	7,829,630	5,717,475

DFA VA Equity Allocation Portfolio	6,404,206	3,542,043

DFA VA Global Bond Portfolio	17,662,956	8,114,630

DFA VA Global Moderate Allocation Portfolio	14,020,147	12,366,087

DFA VA International Small Portfolio	10,859,175	7,888,782

DFA VA International Value Portfolio	34,096,005	9,574,992

DFA VA Short-Term Fixed Portfolio	16,271,979	13,406,220

DFA VA US Large Value Portfolio	12,897,062	12,205,747

DFA VA US Targeted Value Portfolio	9,149,472	4,612,614

Franklin Income VIP Fund—Class 1	3,505,271	3,111,093

Franklin Mutual Shares VIP Fund—Class 1	888,041	730,492

Franklin Small-Mid Cap Growth VIP Fund—Class 1	6,839,018	4,003,061

Janus Henderson Forty Portfolio—Institutional Shares	8,601,595	6,299,529

Janus Henderson Overseas Portfolio—Institutional Shares	549,609	558,921

Janus Henderson Mid Cap Value Portfolio—Institutional Shares	3,170,110	2,622,994

John Hancock Emerging Markets Value Trust	13,775,593	4,753,403

Matson Money Fixed Income VI Portfolio	10,512,674	10,209,499

Matson Money International Equity VI Portfolio	8,128,911	6,324,211

Matson Money U.S. Equity VI Portfolio	10,911,047	8,593,248

Intelligent Variable Annuity ∎ Statement of Additional Information	B-59

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

Sub-Accounts	Purchases	Sales

MFS Global Equity Series—Initial Class	$2,628,334	$1,815,486

MFS Growth Series—Initial Class	344,124	545,868

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class	5,459,041	2,376,628

MFS Utilities Series—Initial Class	1,820,132	1,399,652

Neuberger Berman Advisers Management Trust Large Cap Value Portfolio—I Class	3,495,949	4,949,668

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class	13,247,324	6,811,610

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class	3,235,875	1,057,284

PIMCO VIT All Asset Portfolio—Institutional Class	1,352,124	1,202,987

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class	566,323	891,937

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class	8,292,594	7,072,900

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class	1,673,377	2,179,117

PIMCO VIT Real Return Portfolio—Institutional Class	16,115,383	21,314,657

PVC Equity Income Account—Class 1	20,733,984	19,442,170

PVC MidCap Account—Class 1	2,470,881	1,924,763

Prudential Series Fund-Jennison 20/20 Focus Portfolio—Class II	5,863,329	6,958,245

Prudential Series Fund-Natural Resources Portfolio—Class II	555,330	681,407

Prudential Series Fund-Value Portfolio—Class II	3,121,696	2,130,285

Royce Capital Fund Micro-Cap Portfolio—Investment Class	191,851	803,094

Royce Capital Fund Small-Cap Portfolio—Investment Class	3,660,384	2,294,881

T. Rowe Price® Health Sciences Portfolio I	3,454,984	3,651,585

T. Rowe Price® Limited-Term Bond Portfolio	12,439,151	9,968,887

Templeton Developing Markets VIP Fund—Class 1	3,678,386	4,646,173

Vanguard VIF Capital Growth Portfolio	10,760,883	10,616,387

Vanguard VIF Equity Index Portfolio	41,642,150	26,027,726

Vanguard VIF High Yield Bond Portfolio	14,570,321	8,297,742

Vanguard VIF Mid-Cap Index Portfolio	26,515,433	12,167,378

Vanguard VIF Real Estate Index Portfolio	9,287,902	7,528,539

Vanguard VIF Small Company Growth Portfolio	11,447,037	9,265,755

Vanguard VIF Total Bond Market Index Portfolio	84,183,148	28,569,124

VY Clarion Global Real Estate Portfolio—Class I	1,810,622	2,310,474

Wanger International	3,531,882	2,885,448

Wanger Select	807,365	1,380,554

Wanger USA	3,437,930	3,010,250

Western Asset Variable Global High Yield Bond Portfolio—Class I	3,319,594	3,909,099

Note 5—condensed financial information

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Balanced Sub-Account
2019	1,848	$29.57 to $30.30	$34.93 to $35.97	$65,422	2.13%	0.10% to 0.60%	5.60% to 18.69%
2018	1,804	$31.47 to $31.90	$29.57 to $30.30	$53,909	0.02%	0.10% to 0.60%	(6.56)% to (5.70)%
2017	1,790	$27.82 to $28.10	$31.47 to $31.90	$56,804	0.00%	0.25% to 0.60%	13.14% to 13.54%
2016	1,717	$26.37 to $26.54	$27.82 to $28.10	$48,048	2.54%	0.25% to 0.60%	5.50% to 5.87%
2015	1,549	$26.19 to $26.27	$26.37 to $26.54	$41,003	3.22%	0.25% to 0.60%	0.67% to 1.02%

TIAA-CREF Life Bond Sub-Account
2019	3,623	$40.07 to $42.35	$43.60 to $46.31	$162,200	2.93%	0.10% to 0.60%	8.82% to 9.37%
2018	3,791	$40.63 to $42.09	$40.07 to $42.35	$155,292	2.59%	0.10% to 0.60%	(1.38)% to 1.08%
2017	3,968	$39.10 to $40.36	$40.63 to $42.09	$164,269	0.02%	0.25% to 0.60%	3.92% to 4.28%
2016	3,756	$37.73 to $38.82	$39.10 to $40.36	$149,247	2.90%	0.25% to 0.60%	3.61% to 3.98%
2015	3,634	$37.75 to $38.69	$37.73 to $38.82	$139,034	3.56%	0.25% to 0.60%	(0.03)% to 0.32%

B-60	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Growth Equity Sub-Account
2019	1,605	$42.21 to $44.63	$54.85 to $58.28	$96,280	0.41%	0.10% to 0.60%	29.95% to 30.60%
2018	1,830	$42.55 to $44.09	$42.21 to $44.63	$82,867	0.34%	0.10% to 0.60%	(6.95)% to (0.46)%
2017	1,825	$31.82 to $32.86	$42.55 to $44.09	$82,458	0.00%	0.25% to 0.60%	33.74% to 34.20%
2016	1,892	$32.32 to $33.26	$31.82 to $32.86	$64,003	0.58%	0.25% to 0.60%	(1.55)% to (1.21)%
2015	2,115	$29.65 to $30.40	$32.32 to $33.26	$72,107	0.23%	0.25% to 0.60%	9.01% to 9.39%

TIAA-CREF Life Growth & Income Sub-Account
2019	1,531	$63.36 to $66.97	$81.94 to $87.04	$142,666	1.02%	0.10% to 0.60%	29.32% to 29.97%
2018	1,617	$68.72 to $71.19	$63.36 to $66.97	$115,416	0.89%	0.10% to 0.60%	(8.49)% to (6.02)%
2017	1,719	$55.80 to $57.60	$68.72 to $71.19	$130,438	0.00%	0.25% to 0.60%	23.17% to 23.60%
2016	1,840	$51.69 to $53.17	$55.80 to $57.60	$112,709	1.43%	0.25% to 0.60%	7.95% to 8.33%
2015	2,014	$50.32 to $51.59	$51.69 to $53.17	$112,298	1.09%	0.25% to 0.60%	2.72% to 3.08%

TIAA-CREF Life International Equity Sub-Account
2019	2,399	$27.39 to $28.94	$33.50 to $35.59	$85,477	2.10%	0.10% to 0.60%	22.34% to 22.95%
2018	2,392	$36.05 to $37.34	$27.39 to $28.94	$69,147	1.03%	0.10% to 0.60%	(24.65)% to (23.77)%
2017	2,501	$27.27 to $28.15	$36.05 to $37.34	$94,539	1.17%	0.25% to 0.60%	32.19% to 32.65%
2016	2,535	$27.15 to $27.93	$27.27 to $28.15	$72,215	1.55%	0.25% to 0.60%	0.45% to 0.80%
2015	2,769	$27.58 to $28.27	$27.15 to $27.93	$78,482	1.32%	0.25% to 0.60%	(1.57)% to (1.23)%

TIAA-CREF Life Large-Cap Value Sub-Account
2019	601	$78.11 to $82.55	$99.90 to $106.11	$64,670	1.77%	0.10% to 0.60%	27.89% to 28.53%
2018	651	$91.51 to $94.79	$78.11 to $82.55	$54,419	1.39%	0.10% to 0.60%	(14.65)% to (12.52)%
2017	689	$81.95 to $84.59	$91.51 to $94.79	$67,071	0.00%	0.25% to 0.60%	11.67% to 12.06%
2016	759	$69.43 to $71.42	$81.95 to $84.59	$65,986	1.91%	0.25% to 0.60%	18.03% to 18.44%
2015	781	$73.52 to $75.36	$69.43 to $71.42	$57,174	1.55%	0.25% to 0.60%	(5.57)% to (5.24)%

TIAA-CREF Life Money Market Sub-Account
2019	7,231	$11.29 to $11.94	$11.45 to $12.17	$85,267	2.06%	0.10% to 0.60%	1.48% to 1.99%
2018	7,021	$11.16 to $11.57	$11.29 to $11.94	$81,218	1.71%	0.10% to 0.60%	1.07% to 1.46%
2017	5,648	$11.15 to $11.52	$11.16 to $11.57	$64,243	0.75%	0.25% to 0.60%	0.14% to 0.49%
2016	5,223	$11.18 to $11.51	$11.15 to $11.52	$59,179	0.28%	0.25% to 0.60%	(0.31)% to 0.03%
2015	5,041	$11.25 to $11.54	$11.18 to $11.51	$57,163	0.00%	0.25% to 0.60%	(0.59)% to (0.25)%

TIAA-CREF Life Real Estate Securities Sub-Account
2019	556	$100.12 to $105.82	$130.71 to $138.84	$78,902	1.94%	0.10% to 0.60%	30.55% to 31.20%
2018	587	$105.18 to $108.95	$100.12 to $105.82	$62,735	1.98%	0.10% to 0.60%	(4.80)% to 2.42%
2017	653	$94.20 to $97.24	$105.18 to $108.95	$72,619	0.00%	0.25% to 0.60%	11.65% to 12.04%
2016	694	$91.16 to $93.77	$94.20 to $97.24	$68,774	2.84%	0.25% to 0.60%	3.34% to 3.70%
2015	714	$87.87 to $90.07	$91.16 to $93.77	$68,524	2.62%	0.25% to 0.60%	3.74% to 4.11%

TIAA-CREF Life Small-Cap Equity Sub-Account
2019	355	$101.53 to $107.31	$124.87 to $132.63	$48,298	0.56%	0.10% to 0.60%	22.98% to 23.60%
2018	388	$116.14 to $120.30	$101.53 to $107.31	$42,482	0.60%	0.10% to 0.60%	(13.54)% to (10.41)%
2017	427	$101.68 to $104.96	$116.14 to $120.30	$53,059	0.00%	0.25% to 0.60%	14.21% to 14.61%
2016	451	$85.34 to $87.78	$101.68 to $104.96	$49,103	0.93%	0.25% to 0.60%	19.15% to 19.57%
2015	511	$85.98 to $88.13	$85.34 to $87.78	$45,914	0.60%	0.25% to 0.60%	(0.75)% to (0.40)%

TIAA-CREF Life Social Choice Equity Sub-Account
2019	815	$59.64 to $63.04	$77.89 to $82.74	$68,159	1.56%	0.10% to 0.60%	30.60% to 31.25%
2018	835	$63.53 to $65.80	$59.64 to $63.04	$53,603	1.64%	0.10% to 0.60%	(6.11)% to (3.87)%
2017	868	$52.84 to $54.54	$63.53 to $65.80	$58,670	0.01%	0.25% to 0.60%	20.24% to 20.66%
2016	905	$46.89 to $48.23	$52.84 to $54.54	$50,311	2.45%	0.25% to 0.60%	12.67% to 13.07%
2015	925	$48.48 to $49.70	$46.89 to $48.23	$45,404	2.49%	0.25% to 0.60%	(3.28)% to (2.94)%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-61

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

TIAA-CREF Life Stock Index Sub-Account
2019		4,583	$74.61 to $78.87	$97.01 to $103.06	$491,861	1.67%	0.10% to 0.60%	30.03% to 30.68%
2018		4,565	$79.24 to $82.09	$74.61 to $78.87	$371,932	1.62%	0.10% to 0.60%	(5.88)% to (5.37)%
2017		4,509	$65.87 to $68.01	$79.24 to $82.09	$389,529	0.00%	0.25% to 0.60%	20.29% to 20.71%
2016		4,601	$58.79 to $60.49	$65.87 to $68.01	$324,102	2.29%	0.25% to 0.60%	12.04% to 12.43%
2015		4,815	$58.89 to $60.38	$58.79 to $60.49	$300,531	1.95%	0.25% to 0.60%	(0.17)% to 0.18%

Calamos Growth and Income Portfolio Sub-Account
2019		127	$24.33 to $25.71	$30.36 to $32.25	$3,996	1.64%	0.10% to 0.60%	24.81% to 25.44%
2018		142	$25.60 to $26.51	$24.33 to $25.71	$3,556	1.24%	0.10% to 0.60%	(9.14)% to (4.63)%
2017		157	$22.29 to $23.01	$25.60 to $26.51	$4,098	0.85%	0.25% to 0.60%	14.82% to 15.22%
2016		158	$21.09 to $21.70	$22.29 to $23.01	$3,596	2.41%	0.25% to 0.60%	5.69% to 6.06%
2015		177	$20.98 to $21.51	$21.09 to $21.70	$3,798	2.70%	0.25% to 0.60%	0.52% to 0.87%

ClearBridge Variable Aggressive Growth Portfolio—Class I Sub-Account
2019		712	$35.30 to $37.31	$43.89 to $46.62	$32,114	0.98%	0.10% to 0.60%	24.32% to 24.95%
2018		723	$38.75 to $40.14	$35.30 to $37.31	$26,114	0.62%	0.10% to 0.60%	(15.40)% to (8.57)%
2017		703	$33.52 to $34.60	$38.75 to $40.14	$27,798	0.54%	0.25% to 0.60%	15.60% to 16.00%
2016		560	$33.32 to $34.28	$33.52 to $34.60	$19,098	0.83%	0.25% to 0.60%	0.60% to 0.95%
2015		337	$34.12 to $34.97	$33.32 to $34.28	$11,411	0.43%	0.25% to 0.60%	(2.32)% to (1.98)%

ClearBridge Variable Small Cap Growth Portfolio—Class I Sub-Account
2019		87	$38.25 to $40.43	$48.24 to $51.24	$4,333	0.00%	0.10% to 0.60%	26.11% to 26.75%
2018		131	$37.20 to $38.54	$38.25 to $40.43	$5,142	0.00%	0.10% to 0.60%	(16.84)% to 3.18%
2017		83	$30.12 to $31.09	$37.20 to $38.54	$3,153	0.00%	0.25% to 0.60%	23.52% to 23.96%
2016		88	$28.64 to $29.46	$30.12 to $31.09	$2,695	0.00%	0.25% to 0.60%	5.17% to 5.54%
2015		98	$30.13 to $30.88	$28.64 to $29.46	$2,851	0.00%	0.25% to 0.60%	(4.95)% to (4.61)%

Credit Suisse Trust-Commodity Return Strategy Portfolio Sub-Account
2019		10	$15.33 to $15.61	$16.26 to $16.77	$165	0.88%	0.10% to 0.59%	1.61% to 6.42%
2018		8	$17.46 to $17.72	$15.33 to $15.61	$124	2.67%	0.24% to 0.59%	(12.19)% to (11.12)%
2017		13	$17.30 to $17.49	$17.46 to $17.72	$224	9.44%	0.25% to 0.60%	0.91% to 1.26%
2016		14	$15.54 to $15.66	$17.30 to $17.49	$240	0.00%	0.25% to 0.60%	11.35% to 11.74%
2015		4	$20.87 to $20.95	$15.54 to $15.66	$60	0.00%	0.25% to 0.60%	(25.54)% to (25.28)%

Delaware VIP Diversified Income Series—Standard Class Sub-Account
2019		3,586	$15.66 to $16.55	$17.19 to $18.26	$63,592	2.72%	0.10% to 0.60%	9.77% to 10.32%
2018		2,960	$16.10 to $16.68	$15.66 to $16.55	$47,602	3.12%	0.10% to 0.60%	(2.71)% to 0.28%
2017		2,828	$15.39 to $15.89	$16.10 to $16.68	$46,593	2.63%	0.25% to 0.60%	4.59% to 4.96%
2016		2,881	$14.96 to $15.39	$15.39 to $15.89	$45,239	3.37%	0.25% to 0.60%	2.90% to 3.27%
2015		3,048	$15.21 to $15.59	$14.96 to $15.39	$46,398	3.07%	0.25% to 0.60%	(1.67)% to (1.33)%

Delaware VIP International Value Equity Series—Standard Class Sub-Account
2019		2,656	$13.82 to $14.61	$16.39 to $17.41	$44,763	2.19%	0.10% to 0.60%	18.60% to 19.19%
2018		2,735	$16.88 to $17.49	$13.82 to $14.61	$38,715	2.80%	0.10% to 0.60%	(18.14)% to (13.61)%
2017		2,656	$13.86 to $14.31	$16.88 to $17.49	$45,831	1.51%	0.25% to 0.60%	21.78% to 22.21%
2016		2,501	$13.39 to $13.77	$13.86 to $14.31	$35,338	1.69%	0.25% to 0.60%	3.56% to 3.93%
2015		2,256	$13.40 to $13.74	$13.39 to $13.77	$30,740	1.84%	0.25% to 0.60%	(0.11)% to 0.24%

Delaware VIP Small Cap Value Series—Standard Class Sub-Account
2019		381	$59.88 to $63.29	$76.27 to $81.02	$29,919	1.04%	0.10% to 0.60%	27.37% to 28.01%
2018		383	$72.34 to $74.93	$59.88 to $63.29	$23,516	0.84%	0.10% to 0.60%	(17.22)% to (13.63)%
2017		390	$64.94 to $67.04	$72.34 to $74.93	$28,809	0.83%	0.25% to 0.60%	11.38% to 11.77%
2016		393	$49.72 to $51.14	$64.94 to $67.04	$26,012	1.03%	0.25% to 0.60%	30.62% to 31.08%
2015		405	$53.34 to $54.67	$49.72 to $51.14	$20,514	0.67%	0.25% to 0.60%	(6.78)% to (6.45)%

DFA VA Equity Allocation Portfolio Sub-Account
2019		941	$24.55 to $24.73	$30.73 to $31.11	$29,124	1.93%	0.10% to 0.60%	25.16% to 25.78%
2018		862	$27.83 to $27.86	$24.55 to $24.73	$21,249	1.91%	0.10% to 0.60%	(12.41)% to (11.09)%
2017	(v)	668	$25.00	$27.83 to $27.86	$18,616	3.18%	0.25% to 0.49%	11.30% to 11.43%

B-62	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

DFA VA Global Bond Portfolio Sub-Account
2019	2,031	$27.18 to $28.10	$28.15 to $29.25	$58,438	2.72%	0.10% to 0.60%	0.05% to 4.08%
2018	1,742	$26.88 to $27.41	$27.18 to $28.10	$48,220	5.17%	0.10% to 0.60%	1.14% to 1.88%
2017	1,342	$26.48 to $26.91	$26.88 to $27.41	$36,643	1.93%	0.25% to 0.60%	1.50% to 1.86%
2016	1,093	$26.18 to $26.52	$26.48 to $26.91	$29,316	1.93%	0.25% to 0.60%	1.12% to 1.47%
2015	804	$25.94 to $26.18	$26.18 to $26.52	$21,266	2.17%	0.25% to 0.60%	0.94% to 1.29%

DFA VA Global Moderate Allocation Portfolio Sub-Account
2019	1,049	$29.25 to $30.02	$34.35 to $35.42	$36,602	2.37%	0.10% to 0.60%	17.42% to 18.01%
2018	1,025	$31.61 to $32.07	$29.25 to $30.02	$30,373	2.28%	0.10% to 0.60%	(8.44)% to (7.08)%
2017	835	$27.76 to $28.07	$31.61 to $32.07	$26,670	1.24%	0.25% to 0.60%	13.88% to 14.27%
2016	1,575	$25.60 to $25.80	$27.76 to $28.07	$44,117	1.83%	0.25% to 0.60%	8.42% to 8.80%
2015	1,247	$26.29 to $26.40	$25.60 to $25.80	$32,132	1.71%	0.25% to 0.60%	(2.62)% to (2.28)%

DFA VA International Small Portfolio Sub-Account
2019	1,048	$35.43 to $36.63	$43.63 to $45.34	$46,598	2.82%	0.10% to 0.60%	23.16% to 23.77%
2018	1,010	$44.43 to $45.32	$35.43 to $36.63	$36,357	1.74%	0.10% to 0.60%	(20.40)% to (19.97)%
2017	856	$34.39 to $34.96	$44.43 to $45.32	$38,536	2.98%	0.25% to 0.60%	29.17% to 29.62%
2016	618	$32.57 to $32.99	$34.39 to $34.96	$21,490	3.07%	0.25% to 0.60%	5.60% to 5.97%
2015	372	$30.97 to $31.26	$32.57 to $32.99	$12,219	3.19%	0.25% to 0.60%	5.18% to 5.55%

DFA VA International Value Portfolio Sub-Account
2019	2,230	$31.22 to $32.28	$35.95 to $37.36	$81,784	4.14%	0.10% to 0.60%	15.17% to 15.74%
2018	1,587	$37.88 to $38.64	$31.22 to $32.28	$50,351	3.08%	0.10% to 0.60%	(17.81)% to (17.29)%
2017	1,138	$30.29 to $30.79	$37.88 to $38.64	$43,737	3.45%	0.25% to 0.60%	25.06% to 25.49%
2016	821	$27.93 to $28.29	$30.29 to $30.79	$25,168	4.02%	0.25% to 0.60%	8.46% to 8.84%
2015	554	$30.20 to $30.48	$27.93 to $28.29	$15,581	4.02%	0.25% to 0.60%	(7.52)% to (7.19)%

DFA VA Short-Term Fixed Portfolio Sub-Account
2019	2,756	$25.11 to $25.96	$25.59 to $26.59	$71,891	2.31%	0.10% to 0.60%	1.90% to 2.41%
2018	2,701	$24.82 to $25.32	$25.11 to $25.96	$68,908	1.68%	0.10% to 0.60%	1.17% to 1.52%
2017	2,254	$24.76 to $25.17	$24.82 to $25.32	$56,713	1.27%	0.25% to 0.60%	0.23% to 0.58%
2016	1,403	$24.71 to $25.03	$24.76 to $25.17	$35,136	0.83%	0.25% to 0.60%	0.19% to 0.54%
2015	968	$24.79 to $25.02	$24.71 to $25.03	$24,138	0.37%	0.25% to 0.60%	(0.30)% to 0.05%

DFA VA US Large Value Portfolio Sub-Account
2019	929	$48.33 to $49.97	$60.43 to $62.79	$57,261	2.17%	0.10% to 0.60%	25.03% to 25.66%
2018	942	$55.33 to $56.43	$48.33 to $49.97	$46,258	2.35%	0.10% to 0.60%	(13.48)% to (10.85)%
2017	775	$46.74 to $47.51	$55.33 to $56.43	$43,475	2.38%	0.25% to 0.60%	18.37% to 18.78%
2016	467	$39.55 to $40.07	$46.74 to $47.51	$22,114	2.39%	0.25% to 0.60%	18.16% to 18.58%
2015	356	$41.20 to $41.58	$39.55 to $40.07	$14,223	2.29%	0.25% to 0.60%	(3.98)% to (3.65)%

DFA VA US Targeted Value Portfolio Sub-Account
2019	595	$43.66 to $45.14	$53.18 to $55.26	$32,307	1.57%	0.10% to 0.60%	21.83% to 22.44%
2018	527	$52.20 to $53.25	$43.66 to $45.14	$23,397	1.07%	0.10% to 0.60%	(22.68)% to (15.20)%
2017	416	$47.85 to $48.63	$52.20 to $53.25	$22,040	1.28%	0.25% to 0.60%	9.11% to 9.49%
2016	282	$37.75 to $38.24	$47.85 to $48.63	$13,680	1.31%	0.25% to 0.60%	26.73% to 27.17%
2015	218	$40.08 to $40.45	$37.75 to $38.24	$8,296	1.42%	0.25% to 0.60%	(5.80)% to (5.47)%

Franklin Income VIP Fund—Class 1 Sub-Account
2019	302	$27.87 to $29.46	$32.25 to $34.26	$10,059	5.41%	0.10% to 0.60%	15.72% to 16.30%
2018	310	$29.24 to $30.28	$27.87 to $29.46	$8,883	4.82%	0.10% to 0.60%	(4.67)% to (3.11)%
2017	334	$26.75 to $27.61	$29.24 to $30.28	$9,986	4.28%	0.25% to 0.60%	9.29% to 9.67%
2016	285	$23.54 to $24.21	$26.75 to $27.61	$7,781	4.93%	0.25% to 0.60%	13.65% to 14.05%
2015	288	$25.42 to $26.05	$23.54 to $24.21	$6,892	4.45%	0.25% to 0.60%	(7.40)% to (7.07)%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-63

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Franklin Mutual Shares VIP Fund—Class 1 Sub-Account
2019		59	$29.24 to $30.91	$35.73 to $37.95	$2,177	2.09%	0.10% to 0.60%	22.19% to 22.80%
2018		61	$32.28 to $33.44	$29.24 to $30.91	$1,843	2.41%	0.10% to 0.60%	(9.40)% to (9.02)%
2017		69	$29.89 to $30.85	$32.28 to $33.44	$2,291	2.40%	0.25% to 0.60%	7.99% to 8.36%
2016		75	$25.84 to $26.58	$29.89 to $30.85	$2,278	2.27%	0.25% to 0.60%	15.66% to 16.06%
2015		89	$27.28 to $27.96	$25.84 to $26.58	$2,350	3.38%	0.25% to 0.60%	(5.26)% to (4.93)%

Franklin Small-Mid Cap Growth VIP Fund—Class 1 Sub-Account
2019		170	$43.25 to $45.72	$56.67 to $60.19	$9,924	0.00%	0.10% to 0.60%	31.01% to 31.67%
2018		138	$45.88 to $47.52	$43.25 to $45.72	$6,145	0.00%	0.10% to 0.60%	(9.40)% to (5.39)%
2017		141	$37.91 to $39.13	$45.88 to $47.52	$6,625	0.00%	0.25% to 0.60%	21.02% to 21.44%
2016		148	$36.53 to $37.58	$37.91 to $39.13	$5,710	0.00%	0.25% to 0.60%	3.78% to 4.14%
2015		168	$37.67 to $38.61	$36.53 to $37.58	$6,238	0.00%	0.25% to 0.60%	(3.03)% to (2.69)%

Janus Henderson Forty Portfolio—Institutional Shares Sub-Account
2019		106	$84.85 to $89.68	$115.68 to $122.88	$12,707	0.15%	0.10% to 0.60%	36.34% to 37.02%
2018		93	$83.70 to $86.70	$84.85 to $89.68	$8,104	0.00%	0.10% to 0.60%	(6.92)% to 1.73%
2017		120	$64.62 to $66.70	$83.70 to $86.70	$10,337	0.00%	0.25% to 0.60%	29.54% to 29.99%
2016		92	$63.61 to $65.43	$64.62 to $66.70	$6,046	0.00%	0.25% to 0.60%	1.59% to 1.94%
2015		122	$57.02 to $58.45	$63.61 to $65.43	$7,900	0.00%	0.25% to 0.60%	11.55% to 11.94%

Janus Henderson Overseas Portfolio—Institutional Shares Sub-Account
2019		26	$48.91 to $51.70	$61.75 to $65.60	$1,689	1.90%	0.10% to 0.60%	26.26% to 26.89%
2018		27	$57.85 to $59.93	$48.91 to $51.70	$1,362	1.65%	0.10% to 0.60%	(18.44)% to (15.16)%
2017		28	$44.39 to $45.82	$57.85 to $59.93	$1,666	1.67%	0.25% to 0.60%	30.34% to 30.79%
2016		29	$47.73 to $49.10	$44.39 to $45.82	$1,324	4.74%	0.25% to 0.60%	(7.01)% to (6.68)%
2015		39	$52.53 to $53.85	$47.73 to $49.10	$1,915	0.57%	0.25% to 0.60%	(9.14)% to (8.82)%

Janus Henderson Mid Cap Value Portfolio—Institutional Shares Sub-Account
2019		233	$29.72 to $31.41	$38.50 to $40.90	$9,264	1.18%	0.10% to 0.60%	29.57% to 30.22%
2018		238	$34.62 to $35.86	$29.72 to $31.41	$7,263	1.02%	0.10% to 0.60%	(14.15)% to (12.77)%
2017		281	$30.56 to $31.55	$34.62 to $35.86	$9,982	0.76%	0.25% to 0.60%	13.26% to 13.65%
2016		312	$25.83 to $26.57	$30.56 to $31.55	$9,747	1.05%	0.25% to 0.60%	18.32% to 18.73%
2015		312	$26.92 to $27.59	$25.83 to $26.57	$8,214	1.22%	0.25% to 0.60%	(4.04)% to (3.71)%

John Hancock Emerging Markets Value Trust Sub-Account
2019		1,279	$27.20 to $27.76	$29.98 to $30.75	$38,804	3.48%	0.10% to 0.60%	10.23% to 10.78%
2018		997	$31.63 to $31.97	$27.20 to $27.76	$27,363	2.88%	0.10% to 0.60%	(15.69)% to (10.51)%
2017		756	$23.98 to $24.15	$31.63 to $31.97	$24,077	1.95%	0.25% to 0.60%	31.88% to 32.35%
2016		494	$20.43 to $20.51	$23.98 to $24.15	$11,890	2.58%	0.25% to 0.60%	17.38% to 17.79%
2015	(j)	248	$25.00	$20.43 to $20.51	$5,077	3.58%	0.25% to 0.60%	(20.48)% to (16.47)%

Matson Money Fixed Income VI Portfolio Sub-Account
2019		1,095	$24.80 to $25.22	$25.76 to $26.30	$28,585	1.69%	0.25% to 0.60%	3.90% to 4.26%
2018		1,099	$24.80 to $25.14	$24.80 to $25.22	$27,526	2.22%	0.25% to 0.60%	(0.01)% to 0.34%
2017		1,054	$24.74 to $24.98	$24.80 to $25.14	$26,361	0.95%	0.25% to 0.60%	0.26% to 0.61%
2016		888	$24.70 to $24.86	$24.74 to $24.98	$22,113	0.51%	0.25% to 0.60%	0.14% to 0.49%
2015		752	$24.92 to $24.99	$24.70 to $24.86	$18,638	0.00%	0.25% to 0.60%	(0.87)% to (0.52)%

Matson Money International Equity VI Portfolio Sub-Account
2019		671	$23.96 to $24.55	$27.95 to $28.78	$19,017	2.29%	0.10% to 0.60%	16.66% to 17.24%
2018		629	$29.87 to $30.28	$23.96 to $24.55	$15,237	1.62%	0.25% to 0.60%	(19.80)% to (15.66)%
2017		513	$23.63 to $23.87	$29.87 to $30.28	$15,452	2.07%	0.25% to 0.60%	26.42% to 26.87%
2016		529	$22.07 to $22.22	$23.63 to $23.87	$12,575	2.10%	0.25% to 0.60%	7.06% to 7.44%
2015		472	$23.07 to $23.14	$22.07 to $22.22	$10,453	1.18%	0.25% to 0.60%	(4.32)% to (3.98)%

B-64	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Matson Money U.S. Equity VI Portfolio Sub-Account
2019		694	$29.93 to $30.44	$36.50 to $37.25	$25,681	0.87%	0.25% to 0.60%	21.96% to 22.39%
2018		662	$34.33 to $34.80	$29.93 to $30.44	$20,010	0.88%	0.25% to 0.60%	(12.83)% to (12.52)%
2017		614	$30.47 to $30.78	$34.33 to $34.80	$21,247	1.13%	0.25% to 0.60%	12.65% to 13.04%
2016		609	$25.42 to $25.59	$30.47 to $30.78	$18,667	0.82%	0.25% to 0.60%	19.86% to 20.28%
2015		561	$26.73 to $26.81	$25.42 to $25.59	$14,323	0.63%	0.25% to 0.60%	(4.87)% to (4.54)%

MFS Global Equity Series—Initial Class Sub-Account
2019		155	$26.40 to $27.90	$34.26 to $36.39	$5,506	1.11%	0.10% to 0.60%	29.79% to 30.44%
2018		139	$29.42 to $30.48	$26.40 to $27.90	$3,786	0.90%	0.10% to 0.60%	(10.29)% to (7.09)%
2017		182	$23.86 to $24.63	$29.42 to $30.48	$5,495	0.90%	0.25% to 0.60%	23.33% to 23.76%
2016		154	$22.36 to $23.00	$23.86 to $24.63	$3,740	0.99%	0.25% to 0.60%	6.71% to 7.08%
2015		137	$22.82 to $23.39	$22.36 to $23.00	$3,114	1.05%	0.25% to 0.60%	(2.00)% to (1.66)%

MFS Growth Series—Initial Class Sub-Account
2019		10	$60.31 to $63.74	$82.82 to $87.97	$889	0.00%	0.10% to 0.59%	37.32% to 38.01%
2018		14	$59.10 to $61.22	$60.31 to $63.74	$892	0.08%	0.10% to 0.60%	(9.74)% to 2.41%
2017		15	$45.24 to $46.70	$59.10 to $61.22	$910	0.10%	0.25% to 0.60%	30.62% to 31.08%
2016		17	$44.43 to $45.70	$45.24 to $46.70	$770	0.04%	0.25% to 0.60%	1.83% to 2.19%
2015		28	$41.56 to $42.60	$44.43 to $45.70	$1,265	0.16%	0.25% to 0.60%	6.92% to 7.29%

MFS Massachusetts Investors Growth Stock Portfolio—Initial Class Sub-Account
2019		229	$25.69 to $27.15	$35.74 to $37.97	$8,442	0.68%	0.10% to 0.60%	39.12% to 39.81%
2018		152	$25.64 to $26.56	$25.69 to $27.15	$4,014	0.52%	0.10% to 0.60%	(9.18)% to 0.56%
2017		229	$20.09 to $20.73	$25.64 to $26.56	$6,016	0.65%	0.25% to 0.60%	27.66% to 28.10%
2016		182	$19.05 to $19.59	$20.09 to $20.73	$3,721	0.59%	0.25% to 0.60%	5.44% to 5.81%
2015	(i)	182	$25.00	$19.05 to $19.59	$3,517	0.63%	0.25% to 0.60%	(1.85)% to (1.59)%

MFS Utilities Series—Initial Class Sub-Account
2019		49	$55.51 to $58.67	$69.01 to $73.30	$3,496	4.04%	0.10% to 0.60%	24.32% to 24.94%
2018		45	$55.26 to $57.24	$55.51 to $58.67	$2,556	1.02%	0.10% to 0.60%	(2.98)% to 0.81%
2017		51	$48.41 to $49.97	$55.26 to $57.24	$2,854	4.21%	0.25% to 0.60%	14.15% to 14.55%
2016		49	$43.69 to $44.94	$48.41 to $49.97	$2,440	3.75%	0.25% to 0.60%	10.81% to 11.19%
2015		50	$51.42 to $52.71	$43.69 to $44.94	$2,202	4.17%	0.25% to 0.60%	(15.03)% to (14.73)%

Neuberger Berman Advisers Management Trust Mid Cap Intrinsic Value Portfolio—I Class Sub-Account
2019		1,242	$27.01 to $28.55	$31.34 to $33.29	$39,999	0.73%	0.10% to 0.60%	16.05% to 16.63%
2018		1,182	$32.07 to $33.22	$27.01 to $28.55	$32,688	0.66%	0.10% to 0.60%	(19.53)% to (15.33)%
2017		1,194	$27.64 to $28.53	$32.07 to $33.22	$39,124	0.87%	0.25% to 0.60%	16.04% to 16.44%
2016		1,147	$23.94 to $24.62	$27.64 to $28.53	$32,295	0.72%	0.25% to 0.60%	15.47% to 15.88%
2015		885	$25.47 to $26.11	$23.94 to $24.62	$21,514	0.88%	0.25% to 0.60%	(8.88)% to (8.57)%

Neuberger Berman Advisers Management Trust Sustainable Equity Portfolio—I Class Sub-Account
2019	(w)	57	$33.59 to $36.74	$38.24 to $40.62	$2,248	0.59%	0.10% to 0.60%	10.14% to 10.51%

PIMCO VIT All Asset Portfolio—Institutional Class Sub-Account
2019		239	$17.52 to $18.52	$19.50 to $20.71	$4,819	3.09%	0.10% to 0.60%	11.25% to 11.80%
2018		239	$18.60 to $19.26	$17.52 to $18.52	$4,304	3.26%	0.10% to 0.60%	(5.77)% to (3.31)%
2017		232	$16.45 to $16.98	$18.60 to $19.26	$4,422	4.96%	0.25% to 0.60%	13.09% to 13.48%
2016		203	$14.63 to $15.05	$16.45 to $16.98	$3,402	2.84%	0.25% to 0.60%	12.40% to 12.80%
2015		200	$16.17 to $16.57	$14.63 to $15.05	$2,970	3.13%	0.24% to 0.60%	(9.50)% to (9.18)%

PIMCO VIT Commodity Real Return Strategy Portfolio—Institutional Class Sub-Account
2019		93	$14.99 to $15.38	$16.63 to $17.15	$1,574	4.56%	0.10% to 0.60%	10.97% to 11.52%
2018		117	$17.54 to $17.80	$14.99 to $15.38	$1,782	2.09%	0.10% to 0.61%	(14.56)% to (8.48)%
2017		99	$17.23 to $17.43	$17.54 to $17.80	$1,754	11.29%	0.25% to 0.60%	1.79% to 2.14%
2016		81	$15.05 to $15.16	$17.23 to $17.43	$1,407	1.26%	0.25% to 0.60%	14.53% to 14.93%
2015		83	$20.34 to $20.42	$15.05 to $15.16	$1,257	4.16%	0.25% to 0.61%	(26.02)% to (25.76)%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-65

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

PIMCO VIT Emerging Markets Bond Portfolio—Institutional Class Sub-Account
2019	1,184	$28.32 to $29.06	$32.36 to $33.37	$38,845	4.57%	0.10% to 0.60%	14.26% to 14.83%
2018	1,196	$29.86 to $30.30	$28.32 to $29.06	$34,255	4.29%	0.10% to 0.60%	(5.16)% to (3.09)%
2017	999	$27.30 to $27.60	$29.86 to $30.30	$30,107	5.21%	0.25% to 0.60%	9.40% to 9.78%
2016	723	$24.19 to $24.38	$27.30 to $27.60	$19,862	5.42%	0.25% to 0.60%	12.84% to 13.23%
2015	542	$24.86 to $24.96	$24.19 to $24.38	$13,169	5.50%	0.25% to 0.60%	(2.68)% to (2.34)%

PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)—Institutional Class Sub-Account
2019	250	$17.69 to $18.70	$18.69 to $19.85	$4,867	2.61%	0.10% to 0.60%	5.65% to 6.18%
2018	284	$18.55 to $19.21	$17.69 to $18.70	$5,192	6.53%	0.10% to 0.60%	(4.63)% to (2.39)%
2017	298	$17.15 to $17.70	$18.55 to $19.21	$5,673	2.19%	0.25% to 0.60%	8.14% to 8.52%
2016	274	$16.56 to $17.03	$17.15 to $17.70	$4,808	1.66%	0.25% to 0.60%	3.58% to 3.94%
2015	275	$17.33 to $17.77	$16.56 to $17.03	$4,643	1.98%	0.25% to 0.60%	(4.46)% to (4.13)%

PIMCO VIT Real Return Portfolio—Institutional Class Sub-Account
2019	5,546	$16.88 to $17.84	$18.22 to $19.35	$103,984	1.81%	0.10% to 0.60%	7.95% to 8.49%
2018	5,926	$17.33 to $17.96	$16.88 to $17.84	$102,503	2.60%	0.10% to 0.60%	(2.65)% to (1.36)%
2017	5,337	$16.80 to $17.34	$17.33 to $17.96	$94,591	2.54%	0.25% to 0.60%	3.19% to 3.55%
2016	3,963	$16.04 to $16.50	$16.80 to $17.34	$67,871	2.44%	0.25% to 0.60%	4.73% to 5.09%
2015	3,240	$16.56 to $16.97	$16.04 to $16.50	$52,857	4.84%	0.25% to 0.60%	(3.14)% to (2.80)%

PVC Equity Income Account—Class 1 Sub-Account
2019	1,927	$36.43 to $38.50	$46.74 to $49.65	$92,711	1.93%	0.10% to 0.60%	28.31% to 28.96%
2018	1,983	$38.58 to $39.96	$36.43 to $38.50	$74,025	1.96%	0.10% to 0.60%	(9.96)% to (4.35)%
2017	2,059	$32.06 to $33.09	$38.58 to $39.96	$81,197	2.30%	0.25% to 0.60%	20.35% to 20.77%
2016	1,965	$27.87 to $28.67	$32.06 to $33.09	$64,213	2.79%	0.25% to 0.60%	15.03% to 15.43%
2015	1,714	$29.18 to $29.91	$27.87 to $28.67	$48,566	2.51%	0.25% to 0.60%	(4.50)% to (4.17)%

PVC MidCap Account—Class 1 Sub-Account
2019	124	$41.25 to $43.60	$58.68 to $62.32	$7,512	0.28%	0.10% to 0.60%	42.24% to 42.95%
2018	132	$44.41 to $46.00	$41.25 to $43.60	$5,606	0.26%	0.10% to 0.60%	(7.11)% to (5.09)%
2017	152	$35.59 to $36.74	$44.41 to $46.00	$6,907	0.55%	0.25% to 0.60%	24.77% to 25.20%
2016	166	$32.44 to $33.37	$35.59 to $36.74	$6,047	0.42%	0.25% to 0.60%	9.71% to 10.09%
2015	176	$32.11 to $32.91	$32.44 to $33.37	$5,817	0.50%	0.25% to 0.60%	1.04% to 1.39%

Prudential Series Fund—Jennison 20/20 Focus Portfolio—Class II Sub-Account
2019	510	$31.88 to $33.70	$40.69 to $43.23	$21,420	0.00%	0.10% to 0.60%	27.63% to 28.27%
2018	537	$34.03 to $35.24	$31.88 to $33.70	$17,584	0.00%	0.10% to 0.60%	(12.98)% to (5.96)%
2017	580	$26.38 to $27.23	$34.03 to $35.24	$20,194	0.00%	0.25% to 0.60%	28.97% to 29.42%
2016	619	$26.22 to $26.97	$26.38 to $27.23	$16,666	0.00%	0.25% to 0.60%	0.63% to 0.98%
2015	657	$24.91 to $25.54	$26.22 to $26.97	$17,514	0.00%	0.25% to 0.60%	5.23% to 5.60%

Prudential Series Fund—Natural Resources Portfolio—Class II Sub-Account
2019	42	$32.92 to $34.80	$36.08 to $38.33	$1,586	0.00%	0.10% to 0.60%	9.59% to 10.14%
2018	46	$40.60 to $42.06	$32.92 to $34.80	$1,550	0.00%	0.10% to 0.60%	(22.93)% to (18.62)%
2017	43	$41.06 to $42.39	$40.60 to $42.06	$1,798	0.00%	0.25% to 0.60%	(1.13)% to (0.78)%
2016	50	$33.10 to $34.04	$41.06 to $42.39	$2,098	0.00%	0.25% to 0.60%	24.08% to 24.51%
2015	45	$46.79 to $47.97	$33.10 to $34.04	$1,513	0.00%	0.25% to 0.60%	(29.27)% to (29.03)%

Prudential Series Fund—Value Portfolio—Class II Sub-Account
2019	155	$38.55 to $40.74	$48.12 to $51.11	$7,723	0.00%	0.10% to 0.60%	24.83% to 25.45%
2018	133	$43.20 to $44.75	$38.55 to $40.74	$5,270	0.00%	0.10% to 0.60%	(10.77)% to (7.42)%
2017	144	$37.31 to $38.51	$43.20 to $44.75	$6,362	0.00%	0.25% to 0.60%	15.81% to 16.22%
2016	154	$33.82 to $34.79	$37.31 to $38.51	$5,851	0.00%	0.25% to 0.60%	10.29% to 10.68%
2015	248	$37.21 to $38.14	$33.82 to $34.79	$8,577	0.00%	0.25% to 0.60%	(9.09)% to (8.77)%

B-66	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

						For the period or year ended December 31,

Period		Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Royce Capital Fund Micro-Cap Portfolio—Investment Class Sub-Account
2019		23	$18.06 to $19.09	$21.46 to $22.80	$511	0.00%	0.10% to 0.59%	18.84% to 19.43%
2018		57	$19.98 to $20.69	$18.06 to $19.09	$1,053	0.00%	0.14% to 0.72%	(19.51)% to (9.27)%
2017		40	$19.11 to $19.72	$19.98 to $20.69	$823	0.26%	0.25% to 0.60%	4.56% to 4.92%
2016		103	$16.06 to $16.52	$19.11 to $19.72	$2,009	1.06%	0.25% to 0.60%	19.00% to 19.41%
2015		26	$18.45 to $18.91	$16.06 to $16.52	$421	0.00%	0.25% to 0.60%	(12.98)% to (12.68)%

Royce Capital Fund Small-Cap Portfolio—Investment Class Sub-Account
2019		328	$18.08 to $19.11	$21.33 to $22.66	$7,239	0.73%	0.10% to 0.60%	17.96% to 18.55%
2018		302	$19.85 to $20.56	$18.08 to $19.11	$5,619	0.72%	0.10% to 0.60%	(11.77)% to (8.57)%
2017		329	$18.95 to $19.56	$19.85 to $20.56	$6,691	0.95%	0.25% to 0.60%	4.75% to 5.11%
2016		344	$15.76 to $16.21	$18.95 to $19.56	$6,666	1.78%	0.25% to 0.60%	20.24% to 20.66%
2015		381	$17.98 to $18.43	$15.76 to $16.21	$6,116	0.73%	0.25% to 0.60%	(12.33)% to (12.02)%

T. Rowe Price® Health Sciences Portfolio I Sub-Account
2019		128	$32.04 to $32.69	$41.06 to $42.11	$5,309	0.00%	0.10% to 0.60%	28.17% to 28.82%
2018		142	$31.88 to $32.22	$32.04 to $32.69	$4,580	0.00%	0.10% to 0.60%	(9.53)% to 0.85%
2017		95	$25.14 to $25.32	$31.88 to $32.22	$3,038	0.00%	0.25% to 0.60%	26.82% to 27.27%
2016		68	$28.25 to $28.35	$25.14 to $25.32	$1,722	0.00%	0.24% to 0.60%	(11.02)% to (10.71)%
2015		129	$25.20 to $25.21	$28.25 to $28.35	$3,658	0.00%	0.12% to 0.56%	12.08% to 12.48%

T. Rowe Price® Limited-Term Bond Portfolio Sub-Account
2019		1,824	$25.52 to $26.40	$26.47 to $27.53	$49,144	2.40%	0.10% to 0.60%	3.73% to 4.25%
2018		1,768	$25.37 to $25.89	$25.52 to $26.40	$45,791	2.01%	0.10% to 0.60%	0.57% to 1.45%
2017		1,638	$25.26 to $25.69	$25.37 to $25.89	$42,082	1.47%	0.25% to 0.60%	0.45% to 0.80%
2016		1,489	$25.07 to $25.41	$25.26 to $25.69	$37,993	1.36%	0.25% to 0.60%	0.76% to 1.11%
2015		1,235	$25.14 to $25.39	$25.07 to $25.41	$31,212	1.14%	0.25% to 0.60%	(0.29)% to 0.06%

Templeton Developing Markets VIP Fund—Class 1 Sub-Account
2019		899	$14.42 to $15.24	$18.19 to $19.32	$16,856	1.24%	0.10% to 0.60%	26.16% to 26.79%
2018		967	$17.16 to $17.77	$14.42 to $15.24	$14,312	1.14%	0.10% to 0.60%	(15.95)% to (13.49)%
2017		1,033	$12.27 to $12.67	$17.16 to $17.77	$18,148	1.16%	0.25% to 0.60%	39.81% to 40.30%
2016		1,113	$10.48 to $10.78	$12.27 to $12.67	$13,935	1.09%	0.25% to 0.60%	17.09% to 17.50%
2015		1,125	$13.09 to $13.41	$10.48 to $10.78	$12,000	2.46%	0.25% to 0.60%	(19.91)% to (19.62)%

Vanguard VIF Capital Growth Portfolio Sub-Account
2019		309	$35.64 to $36.37	$44.81 to $45.96	$14,047	1.08%	0.10% to 0.60%	10.16% to 26.37%
2018		316	$36.28 to $36.67	$35.64 to $36.37	$11,385	0.81%	0.10% to 0.60%	(10.44)% to (1.43)%
2017		277	$28.33 to $28.53	$36.28 to $36.67	$10,125	0.64%	0.25% to 0.60%	28.06% to 28.51%
2016		73	$25.71 to $25.81	$28.33 to $28.53	$2,086	1.04%	0.25% to 0.59%	10.18% to 20.44%
2015		16	$25.21	$25.71 to $25.81	$404	0.53%	0.15% to 0.56%	2.16% to 3.69%

Vanguard VIF Equity Index Portfolio Sub-Account
2019		2,511	$33.03 to $33.70	$43.10 to $44.21	$110,048	1.79%	0.10% to 0.60%	11.44% to 31.17%
2018		2,208	$34.79 to $35.17	$33.03 to $33.70	$73,845	1.64%	0.10% to 0.60%	(5.08)% to (3.49)%
2017		2,056	$28.77 to $28.98	$34.79 to $35.17	$72,226	1.74%	0.25% to 0.60%	20.93% to 21.35%
2016		1,894	$25.89 to $25.98	$28.77 to $28.98	$54,854	0.80%	0.25% to 0.60%	11.14% to 11.53%
2015		306	$25.72	$25.89 to $25.98	$7,945	0.88%	0.25% to 0.60%	(0.01)% to 1.32%

Vanguard VIF High Yield Bond Portfolio Sub-Account
2019		1,503	$28.36 to $28.94	$32.60 to $33.44	$49,592	5.63%	0.10% to 0.60%	14.98% to 15.56%
2018		1,380	$29.33 to $29.64	$28.36 to $28.94	$39,486	4.50%	0.10% to 0.60%	(3.32)% to (2.22)%
2017		1,186	$27.57 to $27.77	$29.33 to $29.64	$35,021	4.23%	0.25% to 0.60%	6.37% to 6.74%
2016		752	$24.91 to $25.00	$27.57 to $27.77	$20,834	4.04%	0.25% to 0.60%	10.69% to 11.08%
2015	(u)	395	$25.00	$24.91 to $25.00	$9,866	0.58%	0.25% to 0.60%	(4.20)% to (2.00)%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-67

Notes to financial statements

TIAA-CREF Life Separate Account VA-1

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Vanguard VIF Mid-Cap Index Portfolio Sub-Account
2019	1,754	$29.87 to $30.49	$38.86 to $39.86	$69,007	1.39%	0.10% to 0.60%	30.09% to 30.74%
2018	1,486	$33.15 to $33.50	$29.87 to $30.49	$44,813	1.09%	0.10% to 0.60%	(11.63)% to (9.56)%
2017	1,098	$28.00 to $28.21	$33.15 to $33.50	$36,655	1.02%	0.25% to 0.60%	18.37% to 18.78%
2016	666	$25.35 to $25.45	$28.00 to $28.21	$18,748	1.07%	0.25% to 0.60%	10.45% to 10.84%
2015	326	$25.88	$25.35 to $25.45	$8,283	0.42%	0.25% to 0.60%	(5.83)% to 1.24%

Vanguard VIF Real Estate Index Portfolio Sub-Account
2019	793	$27.24 to $27.80	$34.88 to $35.77	$28,008	2.66%	0.10% to 0.60%	28.04% to 28.68%
2018	796	$28.96 to $29.27	$27.24 to $27.80	$21,909	2.72%	0.10% to 0.60%	(7.66)% to 2.13%
2017	615	$27.80 to $28.00	$28.96 to $29.27	$17,944	2.17%	0.25% to 0.60%	4.15% to 4.52%
2016	395	$25.81 to $25.91	$27.80 to $28.00	$11,041	1.94%	0.25% to 0.60%	7.71% to 8.09%
2015	173	$25.41	$25.81 to $25.91	$4,480	0.97%	0.25% to 0.60%	(6.59)% to 1.97%

Vanguard VIF Small Company Growth Portfolio Sub-Account
2019	476	$32.62 to $33.29	$41.54 to $42.60	$20,052	0.46%	0.10% to 0.60%	27.34% to 27.98%
2018	471	$35.38 to $35.76	$32.62 to $33.29	$15,529	0.35%	0.10% to 0.60%	(18.32)% to (7.50)%
2017	361	$28.83 to $29.04	$35.38 to $35.76	$12,857	0.45%	0.25% to 0.60%	22.73% to 23.16%
2016	309	$25.24 to $25.33	$28.83 to $29.04	$8,946	0.28%	0.25% to 0.60%	14.25% to 14.65%
2015	164	$26.11	$25.24 to $25.33	$4,161	0.06%	0.25% to 0.60%	(9.08)% to (1.07)%

Vanguard VIF Total Bond Market Index Portfolio Sub-Account
2019	6,630	$25.88 to $26.41	$27.96 to $28.67	$187,721	2.32%	0.10% to 0.60%	8.02% to 8.57%
2018	4,725	$26.07 to $26.35	$25.88 to $26.41	$123,467	2.05%	0.10% to 0.60%	(0.73)% to 1.87%
2017	3,213	$25.35 to $25.53	$26.07 to $26.35	$84,390	1.88%	0.25% to 0.60%	2.86% to 3.22%
2016	1701	$24.88 to $24.98	$25.35 to $25.53	$43,317	1.80%	0.25% to 0.60%	1.86% to 2.22%
2015	820	$24.95	$24.88 to $24.98	$20,447	0.48%	0.23% to 0.59%	(0.27)% to 0.08%

VY Clarion Global Real Estate Portfolio—Class I Sub-Account
2019	177	$37.59 to $39.25	$46.61 to $48.92	$8,431	2.84%	0.10% to 0.60%	23.99% to 24.61%
2018	192	$41.34 to $42.46	$37.59 to $39.25	$7,368	5.54%	0.10% to 0.60%	(9.07)% to (7.20)%
2017	197	$37.54 to $38.43	$41.34 to $42.46	$8,281	3.77%	0.25% to 0.60%	10.11% to 10.49%
2016	201	$37.43 to $38.19	$37.54 to $38.43	$7,672	1.19%	0.25% to 0.60%	0.29% to 0.64%
2015	264	$38.20 to $38.83	$37.43 to $38.19	$10,021	3.23%	0.25% to 0.60%	(2.01)% to (1.67)%

Wanger International Sub-Account
2019	183	$54.98 to $58.10	$71.04 to $75.45	$13,400	0.83%	0.10% to 0.60%	29.21% to 29.86%
2018	191	$67.20 to $69.61	$54.98 to $58.10	$10,777	2.08%	0.10% to 0.60%	(20.81)% to (17.91)%
2017	220	$50.87 to $52.50	$67.20 to $69.61	$15,153	1.20%	0.25% to 0.60%	32.12% to 32.58%
2016	211	$51.90 to $53.39	$50.87 to $52.50	$10,968	1.14%	0.25% to 0.60%	(2.00)% to (1.65)%
2015	241	$52.16 to $53.47	$51.90 to $53.39	$12,736	1.46%	0.25% to 0.60%	(0.50)% to (0.15)%

Wanger Select Sub-Account
2019	33	$48.04 to $50.78	$61.75 to $65.59	$2,108	0.08%	0.10% to 0.60%	28.53% to 29.17%
2018	48	$55.18 to $57.16	$48.04 to $50.78	$2,393	0.17%	0.10% to 0.60%	(23.32)% to (12.63)%
2017	43	$43.83 to $45.24	$55.18 to $57.16	$2,458	0.18%	0.25% to 0.60%	25.91% to 26.35%
2016	46	$38.89 to $40.01	$43.83 to $45.24	$2,043	0.18%	0.25% to 0.60%	12.68% to 13.08%
2015	46	$39.03 to $40.01	$38.89 to $40.01	$1,836	0.01%	0.25% to 0.60%	(0.35)% to 0.00%

Wanger USA Sub-Account
2019	25	$77.60 to $82.02	$101.13 to $107.42	$2,601	0.28%	0.10% to 0.59%	30.32% to 30.97%
2018	26	$79.23 to $82.07	$77.60 to $82.02	$2,080	0.11%	0.10% to 0.60%	(15.02)% to (1.71)%
2017	16	$66.65 to $68.80	$79.23 to $82.07	$1,317	0.00%	0.25% to 0.60%	18.87% to 19.28%
2016	14	$58.98 to $60.67	$66.65 to $68.80	$959	0.00%	0.25% to 0.60%	13.01% to 13.40%
2015	13	$59.70 to $61.19	$58.98 to $60.67	$796	0.00%	0.25% to 0.60%	(1.20)% to (0.86)%

B-68	Statement of Additional Information ∎ Intelligent Variable Annuity

concluded

					For the period or year ended December 31,

Period	Accumulation units outstanding, end of period (000’s)	Accumulation unit value, beginning of period lowest to highest	Accumulation unit value, end of period lowest to highest	Net assets, end of period (000’s)	Ratio of investment income to average net assets(c)(f)	Ratio of expenses to average net assets lowest to highest(a)(c)(g)	Total return(b)(h)

Western Asset Variable Global High Yield Bond Portfolio—Class I Sub-Account
2019	756	$16.30 to $17.23	$18.53 to $19.69	$14,454	5.21%	0.10% to 0.60%	13.70% to 14.27%
2018	830	$17.07 to $17.68	$16.30 to $17.23	$13,873	5.11%	0.10% to 0.60%	(4.50)% to (2.11)%
2017	853	$15.80 to $16.31	$17.07 to $17.68	$14,899	5.42%	0.25% to 0.60%	8.00% to 8.38%
2016	882	$13.75 to $14.15	$15.80 to $16.31	$14,223	5.36%	0.25% to 0.60%	14.92% to 15.32%
2015	1,199	$14.69 to $15.06	$13.75 to $14.15	$16,808	6.10%	0.25% to 0.60%	(6.40)% to (6.07)%

(a)	Does not include expenses of underlying fund.
(b)

Not annualized for periods less than one year. Certain bands for some Sub-Accounts were activated in 2019. The commencement date of the activated bands varies across Sub-Accounts. The total return presented for the activated bands represents the return from commencement to December 31, 2019.

(c)	Periods less than one year are annualized and are not necessarily indicative of a full year of operations.
(f)

These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contractowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Account invests.

(g)

These amounts represent the annualized expenses of the Sub-Account, consisting primarily of administration and mortality and expense charges, for each period indicated. These ratios include only these expenses that result in a direct reduction to unit values. Charges made directly to contractowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(h)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Sub-Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contractowners total returns may not be within the ranges presented.

(i)	Sub-account commenced operations on March 27, 2015.
(j)	Sub-account commenced operations on January 21, 2015.
(u)	Sub-account commenced operations on January 16, 2015.
(v)	Sub-account commenced operations on July 11, 2017.
(w)	Sub-account commenced operations on April 30, 2019.

Note 6—subsequent event

Effective May 1, 2020, the Board of Trustees of the affiliated TIAA-CREF Life Funds approved the following name change. The TIAA-CREF Life Bond Fund will change its name to the TIAA-CREF Life Core Bond Fund.

Effective May 1, 2020, the Board of Trustees of the affiliated TIAA-CREF Life Funds approved the addition of seven new Vanguard funds:

Vanguard VIF Balance Portfolio

Vanguard VIF Conservative Allocation Portfolio

Vanguard VIF Global Bond Index Portfolio

Vanguard VIF International Portfolio

Vanguard VIF Moderate Allocation Portfolio

Vanguard VIF Total International Stock Market Index Portfolio

Vanguard VIF Total Stock Market Index Portfolio

Intelligent Variable Annuity ∎ Statement of Additional Information	B-69

B-70	Statement of Additional Information ∎ Intelligent Variable Annuity

Report of independent auditors

To the Board of Directors of TIAA-CREF Life Insurance Company

We have audited the accompanying statutory-basis financial statements of TIAA-CREF Life Insurance Company, which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory-basis statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

Emphasis of matters

As discussed in Note 10 to the statutory-basis financial statements, the Company has entered into significant transactions with affiliated entities. As discussed in Note 1 to the statutory-basis financial statements, effective December 31, 2019, the Company no longer manufactures life insurance products for new customers and will continue to service all existing life insurance contracts. Our opinion is not modified with respect to these matters.

New York, New York

March 11, 2020

Intelligent Variable Annuity ∎ Statement of Additional Information	B-71

Statutory–basis statements of admitted assets, liabilities and capital and surplus

TIAA-CREF Life Insurance Company

	December 31,
(in thousands, except share amounts)	2019	2018

ADMITTED ASSETS

Bonds	$8,666,133	$7,913,172

Preferred stocks	183	183

Cash, cash equivalents and short-term investments	279,379	171,753

Contract loans	39,827	33,771

Other long-term investments	4,689	4,707

Investment income due and accrued	75,394	69,960

Federal income tax recoverable from TIAA	—	2,184

Net deferred federal income tax asset	17,544	16,773

Reinsurance amounts receivable	8,601	14,227

Other assets	24,013	23,997

Separate account assets	4,022,073	5,016,425

Total admitted assets	$13,137,836	$13,267,152

LIABILITIES, CAPITAL AND SURPLUS

Liabilities

Reserves for life and health, annuities and deposit-type contracts	$8,486,611	$7,651,764

Asset valuation reserve	52,681	52,486

Interest maintenance reserve	16,160	11,169

Federal income tax payable to TIAA	3,223	—

Other amounts payable on reinsurance	9,432	16,071

Other liabilities	50,021	33,231

Separate account liabilities	4,009,171	5,001,547

Total liabilities	12,627,299	12,766,268

Capital and surplus

Capital (2,500 shares of $1,000 par value common stock issued and outstanding)	2,500	2,500

Additional paid-in capital	777,500	557,500

Surplus (deficit)	(269,463)	(59,116)

Total capital and surplus	510,537	500,884

Total liabilities, capital and surplus	$13,137,836	$13,267,152

B-72	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of operations

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2019	2018	2017

REVENUES

Insurance and annuity premiums and other considerations	$627,093	$692,435	$736,413

Net investment income	306,108	270,010	240,395

Commissions and expense allowances on reinsurance ceded	15,729	18,777	24,169

Reserve adjustments on reinsurance ceded	6,029	16,144	32,733

Separate account fees and other revenues	24,455	26,613	25,936

Total revenues	$979,414	$1,023,979	$1,059,646

EXPENSES

Policy and contract benefits	$382,263	$340,270	$246,649

Increase in policy and contract reserves	400,597	244,207	327,489

Insurance expenses and taxes (excluding Federal income taxes)	148,245	148,568	129,053

Commissions on premiums	18,919	24,437	27,375

Interest on deposit-type contracts	83,936	65,250	49,155

Net transfers to separate accounts	140,213	214,334	241,681

Total expenses	$1,174,173	$1,037,066	$1,021,402

Income (loss) before federal income tax and net realized capital gains (losses)	(194,759)	(13,087)	38,244

Federal income tax expense	3,653	2,364	10,907

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(9,371)	819	1,900

Net income (loss)	$(207,783)	$(14,632)	$29,237

See notes to statutory-basis financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-73

Statutory–basis statements of changes in capital and surplus

TIAA-CREF Life Insurance Company

(in thousands)	Capital Stock	Additional Paid-In Capital	Surplus (Deficit)	Total

Balance, December 31, 2016	$2,500	$457,500	$(50,326)	$409,674

Net income (loss)	—	—	29,237	29,237

Change in net unrealized capital gains (losses) on investments	—	—	(574)	(574)

Change in asset valuation reserve	—	—	(6,090)	(6,090)

Change in surplus in separate accounts	—	—	(4,094)	(4,094)

Change in liability for reinsurance in unauthorized companies	—	—	(10,828)	(10,828)

Change in net deferred income tax	—	—	(26,980)	(26,980)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	22,610	22,610

Deferred premium asset limitation	—	—	(1,137)	(1,137)

Other assets	—	—	(277)	(277)

Balance, December 31, 2017	$2,500	$457,500	$(48,459)	$411,541

Net income (loss)	—	—	(14,632)	(14,632)

Change in net unrealized capital gains (losses) on investments	—	—	(202)	(202)

Change in asset valuation reserve	—	—	(5,570)	(5,570)

Change in surplus in separate accounts	—	—	(349)	(349)

Change in liability for reinsurance in unauthorized companies	—	—	10,648	10,648

Change in net deferred income tax	—	—	4,947	4,947

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(5,180)	(5,180)

Deferred premium asset limitation	—	—	(1,927)	(1,927)

Other assets	—	—	1,608	1,608

Capital contribution	—	100,000	—	100,000

Balance, December 31, 2018	$2,500	$557,500	$(59,116)	$500,884

Net income (loss)	—	—	(207,783)	(207,783)

Change in asset valuation reserve	—	—	(195)	(195)

Change in surplus in separate accounts	—	—	(2,422)	(2,422)

Change in liability for reinsurance in unauthorized companies	—	—	(1,575)	(1,575)

Change in net deferred income tax	—	—	49,276	49,276

Change in non-admitted assets:

Deferred federal income tax asset	—	—	(48,505)	(48,505)

Deferred premium asset limitation	—	—	830	830

Other assets	—	—	27	27

Capital contribution	—	220,000	—	220,000

Balance, December 31, 2019	$2,500	$777,500	$(269,463)	$510,537

B-74	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of cash flows

TIAA-CREF Life Insurance Company

	For the Years Ended December 31,
(in thousands)	2019	2018	2017

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$619,203	$687,300	$736,564

Net investment income	298,580	261,013	231,848

Separate account fees and other revenues	41,853	43,854	49,060

Total Receipts	959,636	992,167	1,017,472

Policy and contract benefits	375,875	304,039	223,773

Commissions and expenses paid	167,402	173,344	156,463

Federal income tax expense	1,047	5,621	15,545

Net transfers to separate accounts	141,797	217,883	240,597

Total Disbursements	686,121	700,887	636,378

Net cash from operations	273,515	291,280	381,094

CASH FROM INVESTMENTS

Proceeds from long-term investments sold, matured, or repaid:

Bonds	874,143	638,932	572,415

Stocks	—	—	346

Other invested assets	—	1,000	5,313

Net gains on cash, cash equivalents and short-term investments	1	—	—

Miscellaneous proceeds	15,198	399	161

Cost of investments acquired:

Bonds	1,626,571	1,312,893	1,694,574

Net increase in contract loans	6,055	6,755	3,159

Net losses on cash, cash equivalents and short-term investments	—	—	2

Miscellaneous applications	1	—	—

Net cash used in investments	(743,285)	(679,317)	(1,119,500)

CASH FROM FINANCING AND OTHER

Additional paid in capital	220,000	100,000	—

Net deposits on deposit-type contracts funds	353,547	339,319	816,788

Other cash provided (applied)	3,849	17,825	(3,867)

Net cash from financing and other	577,396	457,144	812,921

NET CHANGE IN CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS	107,626	69,107	74,515

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	171,753	102,646	28,131

CASH, CASH EQUIVALENTS & SHORT-TERM INVESTMENTS, END OF YEAR	$279,379	$171,753	$102,646

See notes to statutory-basis financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-75

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 1—organization and operations

TIAA-CREF Life Insurance Company commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, under its former name, TIAA Life Insurance Company, and changed its name to TIAA-CREF Life Insurance Company (“TIAA Life” or the “Company”) on May 1, 1998. TIAA Life is a direct wholly-owned subsidiary of Teachers Insurance and Annuity Association of America (“TIAA” or the “Parent”), a legal reserve life insurance company established under the insurance laws of the State of New York in 1918.

The Company issues non-qualified annuity contracts with fixed and variable components, funding agreements, and single premium immediate annuities.

Effective December 31, 2019, the Company no longer manufactures life insurance products for new customers, but will continue to offer an existing universal life policy as a permanent life insurance conversion option for owners of TIAA Life term life insurance policies with conversion privileges. The Company will also continue to service all existing contracts on life insurance products.

Note 2—significant accounting policies

Basis of presentation:

The accompanying financial statements have been prepared on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”); a comprehensive basis of accounting that differs from accounting principles generally accepted in the United States (“GAAP”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and surplus between NAIC SAP and the New York SAP annual statement filed with the Department.

	For the Years Ended December 31,
(in thousands)	SSAP#	F/S Line	2019	2018	2017 (as revised)

Net income (loss), New York SAP			$(207,783)	$(14,632)	$29,237

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase in policy and contract reserves	1,381	1,140	1,534

Net income (loss), NAIC SAP			$(206,402)	$(13,492)	$30,771

Capital and surplus, New York SAP			$510,537	$500,884	$411,541

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Deferred premium asset limitation	51R, 61R	Other assets	466	63	343

Separate Account Assets	56	Separate account assets	6,845	(33,873)	(13,365)

Separate Account Liabilities	56	Separate account liabilities	(8,414)	28,900	8,885

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	7,114	5,734	4,594

Capital and surplus, NAIC SAP			$516,548	$501,708	$411,998

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The deferred premium asset limitation in the 2017 presentation of the reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed or permitted by the State of New York was revised.

This revision had no effect on the statements of admitted assets, liabilities and capital and surplus, or the related statements of operations or changes in capital and surplus, or of cash flows. The impact of the revision was limited to the calculation of the amounts in the footnote disclosure.

The Stable Value Separate Account (“SVSA”) products are accounted for at book value in accordance with New York Insurance Law (“NYIL”) Section 1414. The separate account liabilities for the benefits guaranteed under the contracts are carried at book value in accordance with NYIL section 4217, NYDFS Regulation No. 151.

The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy,

B-76	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

The Company’s risk based capital as of December 31, 2019 and 2018 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with GAAP with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve, which is a component of surplus under NAIC SAP;

•

Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The Asset Valuation Reserve (“AVR”) is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance

Intelligent Variable Annuity ∎ Statement of Additional Information	B-77

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the statements of admitted assets, liabilities and capital and surplus, or the related statements of operations or changes in capital and surplus, or of cash flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities, which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost bases, when an other-than-temporary impairment (“OTTI”) has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or the Company does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

B-78	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Other Long-term Investments: Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have an NAIC 1 rating designation.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in wholly-owned non-insurance subsidiaries are stated at the value of their underlying audited equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent that they are not in excess of the investee’s undistributed accumulated earnings and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities of one year or less at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws and are maintained for the benefit of separate account contract holders. In accordance with the provisions of the separate account products, some separate account assets are considered legally insulated, which prevents such assets from being generally available to satisfy claims resulting from the general account. The Company’s separate accounts are legally insulated from the general account with the exception of the Separate Account MVA-1, which is not legally insulated. Separate account assets are accounted for at fair value, except the Stable Value Separate Account (“SVSA”) which supports book value separate account agreements, in which case the assets are accounted for at amortized cost in accordance with NYDFS guidance. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus in the accompanying Statements of Changes in Capital and Surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in thousands):

	2019	2018	Change

Net deferred tax assets	$79,663	$31,158	$48,505

Deferred premium assets	36,503	37,333	(830)

Sundry receivables	1	28	(27)

Total	$116,167	$68,519	$47,648

Intelligent Variable Annuity ∎ Statement of Additional Information	B-79

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Insurance and Annuity Premiums: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity considerations are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations.

Reinsurance: The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business assumed. All reinsurance is placed with unaffiliated reinsurers. A liability is established for reserves ceded to unauthorized reinsurers which are not secured by or in excess of letters of credit or trust agreements. The Company does not have reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. Reinsurance premiums, benefits and reserves are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company records a receivable for reinsured benefits paid but not yet reimbursed by the reinsurer and reduces policyholders’ reserves for the portion of insurance liabilities that are reinsured. Commissions and expense allowances on reinsurance ceded are reported as income in the summary of operations, and the balance sheet provision for due and accrued amounts is reported as an asset. Amounts shown in the financial statements are reported net of the impact of reinsurance.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its parent, TIAA, and its subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31, include the following (in thousands):

	2019	2018	2017

Exchange/restructure/transfer of bond investments	$148,047	$168,869	$72,445

Capitalized interest on bonds	$2,461	$1,739	$1,230

Interest credited on deposit-type contracts	$83,808	$65,561	$50,640

B-80	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Application of new accounting pronouncements:

In June 2016, the NAIC adopted substantive revisions to Statements of Statutory Accounting Principles (“SSAP”) No. 51R, Life Contracts (“SSAP 51R”) to facilitate the implementation of principles-based reserving (“PBR”), effective January 1, 2020. The NYDFS has adopted these revisions. The Company has been granted an exemption from PBR by the NYDFS, for life insurance policies issued in 2020. Under PBR, for new life insurance policies issued after implementation, the Company will be required to hold the higher of (a) the reserves for life using prescribed factors or (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. Currently the Company uses formulas and assumptions to determine reserves as prescribed by New York laws and regulations. The Company does not anticipate a material impact on surplus as a result of this adoption.

Note 3—long-term bonds

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, are shown below (in thousands):

	2019
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$230,774	$5,047	$(54)	$235,767

All other governments	65,113	2,869	—	67,982

States, territories & possessions	34,710	2,677	—	37,387

Political subdivisions of states, territories, & possessions	16,563	750	—	17,313

Special revenue & special assessment, non-guaranteed agencies & government	797,600	23,852	(2,032)	819,420

Industrial & miscellaneous	7,507,648	563,545	(4,990)	8,066,203

Hybrids	13,725	1,029	—	14,754

Total	$8,666,133	$599,769	$(7,076)	$9,258,826

	2018
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$254,255	$1,940	$(2,670)	$253,525

All other governments	65,949	17	(2,152)	63,814

States, territories & possessions	51,698	1,463	(254)	52,907

Political subdivisions of states, territories, & possessions	20,509	248	(154)	20,603

Special revenue & special assessment, non-guaranteed agencies & government	701,469	6,121	(13,670)	693,920

Industrial & miscellaneous	6,819,133	85,888	(203,430)	6,701,591

Credit tenant loans	159	4	—	163

Total	$7,913,172	$95,681	$(222,330)	$7,786,523

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities that it deems to have an OTTI in value in the period that the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators, ratings agencies and various public sources; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations; and (h) the potential for impairment based on an estimated discounted cash flow analysis for loan-backed and structured securities. Where impairment is considered to be

Intelligent Variable Annuity ∎ Statement of Additional Information	B-81

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

Unrealized Losses on Bonds: The gross unrealized losses and estimated fair values for bonds by the length of time that individual securities had been in a continuous unrealized loss position are shown in the table below (in thousands):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2019

All other bonds	$253,833	$(2,626)	$251,207	$55,905	$(2,086)	$53,819

Loaned-backed and structured bonds	233,491	(1,244)	232,247	115,175	(1,120)	114,055

Total	$487,324	$(3,870)	$483,454	$171,080	$(3,206)	$167,874

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2018

All other bonds	$3,515,896	$(129,968)	$3,385,928	$1,257,377	$(70,039)	$1,187,338

Loaned-backed and structured bonds	247,597	(3,202)	244,395	612,022	(19,121)	592,901

Total	$3,763,493	$(133,170)	$3,630,323	$1,869,399	$(89,160)	$1,780,239

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed and asset-backed securities are shown separately in the table below, as they are not due at a single maturity date (in thousands):

	December 31, 2019		December 31, 2018
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value

Due in one year or less	$243,067	$244,229	$351,013	$349,183

Due after one year through five years	1,649,573	1,694,958	1,580,412	1,570,630

Due after five years through ten years	2,695,680	2,846,523	2,397,408	2,325,486

Due after ten years	2,821,641	3,193,633	2,466,088	2,438,623

Subtotal	7,409,961	7,979,343	6,794,921	6,683,922

Residential mortgage-backed securities	627,772	636,009	546,529	538,852

Commercial mortgage-backed securities	240,080	248,272	180,437	175,747

Asset-backed securities	388,320	395,202	391,285	388,002

Subtotal	1,256,172	1,279,483	1,118,251	1,102,601

Total	$8,666,133	$9,258,826	$7,913,172	$7,786,523

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in thousands):

	2019		2018

NAIC 1 and 2	$8,641,404	99.7%	$7,865,511	99.4%

NAIC 3 through 6	24,729	0.3	47,661	0.6

Total	$8,666,133	100.0%	$7,913,172	100.0%

B-82	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Bond Diversification: The carrying values of long-term bond investments were diversified by the following classification at December 31 as follows:

	2019	2018

Finance and financial services	20.1%	18.1%

Manufacturing	17.3%	19.5%

Public utilities	12.7%	12.2%

Residential mortgage-backed securities	7.2%	6.9%

Oil and gas	6.1%	6.3%

Real estate investment trusts	5.8%	5.1%

Services	5.3%	5.3%

Transportation	4.8%	5.8%

Asset-backed securities	4.5%	4.9%

Communications	3.6%	3.3%

Revenue and special obligations	3.4%	3.4%

Commercial mortgage-backed securities	2.8%	2.3%

Retail & wholesale trade	2.6%	2.8%

U.S. governments	2.5%	2.7%

Other governments	0.8%	0.8%

Mining	0.5%	0.6%

Total	100.0%	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2019 and 2018, the Company did not recognize any OTTI on loan-backed or structured securities where it had the intent to sell, lacked the ability to retain the security for a period of time sufficient to recover the amortized cost basis, or where the present value of the cash flows expected to be collected was less than the amortized cost basis.

Note 4—subsidiary, controlled and affiliated entities

The Company has no investments in subsidiary, controlled or affiliated entities (“SCA”) as of December 31, 2019 and 2018.

During 2018, the Company’s sole operating subsidiary, TIAA-CREF Life Insurance Agency, LLC (“Agency”) was transferred to a subsidiary of TIAA.

Note 5—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in thousands):

	2019	2018	2017

Bonds	$313,669	$281,016	$244,244

Other long-term investments	340	555	388

Cash, cash equivalents and short-term investments	1,167	879	446

Contract loans	1,700	1,327	1,103

Total gross investment income	316,876	283,777	246,181

Investment expenses	(12,069)	(14,906)	(5,750)

Net investment income before amortization/(accretion) of IMR	304,807	268,871	240,431

Amortization/(accretion) of IMR	1,301	1,139	(36)

Net investment income	$306,108	$270,010	$240,395

Intelligent Variable Annuity ∎ Statement of Additional Information	B-83

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions of investments and write-downs due to OTTI for the years ended December 31, are as follows (in thousands):

	2019	2018	2017

Bonds	$(279)	$(1,883)	$16,892

Stocks	—	—	346

Other long-term investments	—	—	478

Cash, cash equivalent and short-term investments	1	—	(1)

Total before capital gain (loss) tax and transfers to IMR, net of taxes	(278)	(1,883)	17,715

Transfers to IMR, net of taxes	(6,292)	1,488	(11,268)

Capital gain/loss tax benefit (expense)	(2,801)	1,214	(4,547)

Net realized capital gains (losses) less capital gains tax, after transfers to IMR	$(9,371)	$819	$1,900

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31 (in thousands):

	2019	2018	2017

Other-than-temporary impairments:

Bonds	$9,477	$5,868	$—

Information related to the sales of long term bonds for the years ended December 31 are as follows (in thousands):

	2019	2018	2017

Proceeds from sales	$219,451	$129,264	$171,380

Gross gains on sales	$5,466	$4,752	$16,648

Gross losses on sales	$1,362	$839	$1,699

The Company generally holds its investments until maturity. The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 6—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stock when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities have been classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest

B-84	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by net asset value (“NAV”), at December 31, 2019 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3

Assets:

Bonds	$9,258,826	$8,666,133	$—	$9,243,691	$15,135

Preferred stock	5,149	183	5,149	—	—

Other long-term investments	5,847	4,689	—	5,847	—

Separate account assets	4,028,918	4,022,073	3,596,767	432,151	—

Contract loans	39,827	39,827	—	—	39,827

Cash, cash equivalent & short term investments	279,385	279,379	25,834	253,551	—

Total	$13,617,952	$13,012,284	$3,627,750	$9,935,240	$54,962

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$4,541,418	$4,541,418	$—	$—	$4,541,418

Separate account liabilities	4,009,171	4,009,171	—	—	4,009,171

Total	$8,550,589	$8,550,589	$—	$—	$8,550,589

The following table provides information about the aggregate fair value for all financial instruments and the level within the fair value hierarchy, with no fair values approximated by NAV, at December 31, 2018 (in thousands):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3

Assets:

Bonds	$7,786,523	$7,913,172	$—	$7,774,091	$12,432

Preferred stock	3,006	183	3,006	—	—

Other long-term investments	5,573	4,707	—	5,573	—

Separate account assets	4,982,552	5,016,425	2,852,457	2,130,095	—

Contract loans	33,771	33,771	—	—	33,771

Cash, cash equivalent & short term investments	171,747	171,753	2,775	168,972	—

Total	$12,983,172	$13,140,011	$2,858,238	$10,078,731	$46,203

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3

Liabilities:

Deposit-type contracts	$4,104,701	$4,104,701	$—	$—	$4,104,701

Separate account liabilities	5,001,547	5,001,547	—	—	5,001,547

Total	$9,106,248	$9,106,248	$—	$—	$9,106,248

Intelligent Variable Annuity ∎ Statement of Additional Information	B-85

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The estimated fair values of the financial instruments presented above were determined by the Company using market information available as of December 31, 2019 and 2018. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could have realized in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Preferred stocks and separate account assets in Level 1 primarily include exchange traded equities and mutual fund investments valued by the respective mutual fund companies. Cash in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Other long-term investments in Level 2 represent surplus notes and are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of corporate bonds, short term government agency notes and commercial paper.

Cash equivalents in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which approximates fair value, and are classified as Level 3.

Separate account liabilities are accounted for at fair value, except for deposit-type contracts, and reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which approximates fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the Company’s financial assets and liabilities measured and reported at fair value, with no fair values approximated by NAV, at December 31 (in thousands):

	2019
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Separate account assets	$3,594,183	$31,909	$—	$3,626,092

Total assets at fair value	$3,594,183	$31,909	$—	$3,626,092

Total liabilities at fair value	$—	$—	$—	$—

B-86	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

	2018
	Level 1	Level 2	Level 3	Total

Assets at fair value:

Separate account assets	$2,840,318	$44,596	$—	$2,884,914

Total assets at fair value	$2,840,318	$44,596	$—	$2,884,914

Total liabilities at fair value	$—	$—	$—	$—

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

At December 31, 2019 and 2018, there are no assets or liabilities measured and reported at fair value using Level 3 inputs. The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Note 7—restricted assets

The following table provides information on amounts and the nature of assets pledged to others as collateral or otherwise restricted by the Company (in thousands):

	2019
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$8,112	$—	$—	$—	$8,112	$8,174	$(62)	$—	$8,112	0.061%	0.062%

	2018
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

On deposit with states	$8,174	$—	$—	$—	$8,174	$8,237	$(63)	$—	$8,174	0.061%	0.062%

Note 8—premiums and annuity considerations deferred and uncollected

Premium and annuity considerations deferred and uncollected at December 31 (in thousands):

	2019		2018
	Gross	Net of Loading	Gross	Net of Loading

Ordinary new business	$1,544	$1,595	$1,236	$1,307

Ordinary renewal	20,533	56,753	19,776	55,785

Total	$22,077	$58,348	$21,012	$57,092

Deferred premium is the portion of the annual premium not earned at the reporting date. Loading of deferred premium is an amount obtained by subtracting the net deferred premium from the gross deferred premium and generally includes allowances for acquisition costs and other expenses.

Uncollected premium is gross premium net of reinsurance that is due and unpaid at the reporting date. Net premium is the amounts used in the calculation of reserves.

Note 9—Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities for particular lines of business and/or transactions. As of December 31, 2019, the Company reported separate account assets and liabilities for the following products: variable life, variable annuity, fixed annuity, group life and group annuity.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-87

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

The Company’s Separate Account VLI-1 (“VLI-1”) was established under New York law on May 23, 2001, for the purpose of issuing and funding flexible premium variable universal life insurance policies and is registered with the Securities and Exchange Commission (“Commission”) as a unit investment trust under the Investment Company Act of 1940, as amended (“1940 Act”). The assets of this account are carried at fair value.

The Company’s Separate Account VLI-2 (“VLI-2”) was established under New York law on February 15, 2012, for the purpose of issuing and funding group and individual variable life insurance policies and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account VA-1 (“VA-1”) was established under New York law on July 27, 1998, for the purpose of funding individual non-qualified variable annuities and is registered with the Commission as a unit investment trust under the 1940 Act. The assets of this account are carried at fair value.

The Company’s Separate Account MVA-1 (“MVA-1”) was established on July 23, 2008, as a non-unitized Separate Account that supports flexible premium deferred fixed annuity contracts subject to withdrawal charges and a market value adjustment feature. The assets of this account are carried at fair value.

The Company’s Stable Value Separate Account-1 (“SVSA-1”) and Stable Value Separate Account-3 (“SVSA-3”) were established on May 14, 2012 and November 13, 2013, respectively, as non-unitized guaranteed separate accounts that support book value separate account agreement contracts issued to certain externally managed stable value funds. The assets of these accounts are carried at amortized cost.

SVSA accounts support contracts issued as one of several vehicles for stable value funds. Participant withdrawals from the stable value fund are typically funded through the stable value fund’s cash buffer account which is held outside of the contract. In the event that the stable value fund’s cash buffer account is insufficient to pay participant and plan sponsor withdrawals, the sponsor of the stable value fund may request that the Company’s pro-rata share of such excess amounts be paid from the Company’s contract. Certain participant withdrawals requested from the Company’s contract are paid at book value and others are paid at the lesser of book value or market value. Plan Sponsor withdrawals from the stable value fund are typically paid (to the extent the fund’s cash buffer account is insufficient) at book value as long as 12 months advance notice is provided by the plan sponsor.

SVSA contracts utilize an interest crediting formula that includes a guaranteed crediting rate adjusted for the market value of the separate account assets over a period reflecting the duration of such assets.

The contracts backed by the SVSA-1 were terminated effective September 17, 2019. The market value of the account was distributed, and the liabilities were settled. The account was subsequently closed as of October 8, 2019.

In accordance with the domiciliary state procedures for approving items within the separate account, the separate account classifications of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TC Life VLI-1	Variable life	Section 4240 of the New York Insurance Law

TC Life VLI-2	Variable life	Section 4240 of the New York Insurance Law

TC Life VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TC Life MVA-1	Fixed annuity	Section 4240 of the New York Insurance Law

TC Life SVSA-1	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

TC Life SVSA-3	Group annuity GIC	Section 4240 (a)(5)(ii) of the New York Insurance Law

In accordance with the provisions of the separate account products, some assets are considered legally insulated while others are not legally insulated from the general account. Legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

B-88	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company’s Separate Account assets includes both assets legally insulated and not legally insulated from the general account at December 31, as follows (in thousands):

	2019		2018
	Separate Account Assets		Separate Account Assets
Product	Legally Insulated	Not Legally Insulated	Legally Insulated	Not Legally Insulated

TC Life VLI-1	$304,014	$—	$214,473	$—

TC Life VLI-2	204,996	—	152,160	—

TC Life VA-1	3,084,145	—	2,472,722	—

TC Life MVA-1	—	32,936	—	45,559

TC Life SVSA-1	—	—	1,263,182	—

TC Life SVSA-3	395,982	—	868,329	—

Total	$3,989,137	$32,936	$4,970,866	$45,559

In accordance with the specific rules for products recorded within the separate account, some separate account liabilities are guaranteed by the general account.

As of December 31, 2019 and 2018, the General Account of the Company has a maximum guarantee for separate account liabilities of $1,064 and $12,001 thousand, respectively. The amount paid for risk charges is not explicit, but rather embedded within the mortality and expense charges. The separate accounts had no reserves for asset default risk that were recorded in lieu of contributions to AVR.

Although the Company owns the assets of these separate accounts, the separate accounts’ income, investment gains and investment losses are credited to or charged against the assets of the separate accounts without regard to the Company’s other income, gains or losses.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in thousands):

	2019
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$1,623	$—	$371,445	$373,068

Reserves

For accounts with assets at:

Fair value	$21,367	$—	$3,587,488	$3,608,855

Amortized cost	388,268	—	—	388,268

Total reserves	$409,635	$—	$3,587,488	$3,997,123

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$21,247	$—	$—	$21,247

At fair value	388,268	—	3,587,488	3,975,756

Not subject to discretionary withdrawal	120	—	—	120

Total reserves	$409,635	$—	$3,587,488	$3,997,123

	2018
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$1,582	$—	$414,636	$416,218

Reserves

For accounts with assets at:

Fair value	$19,302	$16,557	$2,834,612	$2,870,471

Amortized cost	2,105,121	—	—	2,105,121

Total reserves	$2,124,423	$16,557	$2,834,612	$4,975,592

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$18,802	$16,557	$—	$35,359

At fair value	2,105,121	—	2,834,612	4,939,733

Not subject to discretionary withdrawal	500	—	—	500

Total reserves	$2,124,423	$16,557	$2,834,612	$4,975,592

Intelligent Variable Annuity ∎ Statement of Additional Information	B-89

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2017
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations, or deposits	$345	$—	$389,564	$389,909

Reserves

For accounts with assets at:

Fair value	$20,613	$16,235	$2,835,900	$2,872,748

Amortized cost	2,131,339	—	—	$2,131,339

Total reserves	$2,151,952	$16,235	$2,835,900	$5,004,087

By withdrawal characteristics:

Subject to discretionary withdrawal:

With market value adjustment	$19,513	$16,235	$—	$35,748

At fair value	2,131,339	—	2,835,900	4,967,239

Not subject to discretionary withdrawal	1,100	—	—	1,100

Total reserves	$2,151,952	$16,235	$2,835,900	$5,004,087

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts (in thousands):

	2019	2018	2017

Transfers as reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$369,654	$420,769	$399,875

Transfers from separate accounts	(229,333)	(206,366)	(157,965)

Net transfers to separate accounts	140,321	214,403	241,910

Reconciling adjustments:

Fund transfer exchange gain (loss)	(108)	(69)	(229)

Transfers as reported in the Company’s Statements of Operations	$140,213	$214,334	$241,681

Note 10—related party transactions

The majority of services for the operation of the Company are provided at cost by TIAA pursuant to a Service Agreement. Expense payments under the Service Agreement are made monthly by the Company to TIAA based on TIAA’s costs for providing such services. TIAA’s costs include employee benefit expenses, which are allocated based on salaries attributable to the Company. The Company also pays TIAA for investment advisory services and other administrative services for the Company’s insurance general account (the “General Account”) in accordance with an Investment Management Agreement. Further, TIAA entered into Investment Management Agreements with Teachers Advisors, LLC (“TAL”) and Nuveen Alternatives Advisors, LLC, each an indirect wholly-owned subsidiary of TIAA, appointing such affiliated advisors with authority to manage investments held within the Company’s General Account. The Company made payments to TIAA for the years ended December 31, as follows (in thousands):

	2019	2018	2017

Payments to TIAA

Operating expenses	$117,015	$114,861	$100,267

Investment expenses	11,755	14,490	5,657

Total	$128,770	$129,351	$105,924

TAL also provides investment advisory services and other administrative services for all of the Company’s insurance separate accounts, including guaranteed investment contract (“GIC”) separate accounts, in accordance with an Investment Management Agreement.

Payments made to TAL for services for the years ended December 31, are as follows (in thousands):

	2019	2018	2017

Payments to TAL	$2,251	$3,198	$4,193

Nuveen Securities, LLC (“NS”), an indirect subsidiary of TIAA’s wholly owned subsidiary Nuveen, LLC, and TIAA-CREF Individual & Institutional Services, LLC (“Services”), a subsidiary of TIAA, are authorized to distribute contracts for the Separate Accounts. Expenses associated with the distribution services agreement for the years ended December 31, are as follows (in thousands):

	2019	2018	2017

Payments to NS and Services	$15,974	$16,834	$12,600

B-90	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Services for certain funding agreements for qualified state tuition programs for which TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly-owned subsidiary of TIAA, is the program manager, are provided to the Company by TFI pursuant to a service agreement between the Company and TFI. Payments associated with this service agreement for the years ended December 31, are as follows (in thousands):

	2019	2018	2017

Payments to TFI	$12,880	$13,395	$11,750

The Company has a financial support agreement with TIAA. Under this agreement, TIAA will provide support so that the Company will have the greater of (a) capital and surplus of $250,000 thousand, (b) the amount of capital and surplus necessary to maintain the Company’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain the Company’s financial strength ratings at least the same as TIAA’s rating. This agreement is not an evidence of indebtedness or an obligation or liability of TIAA and does not provide any creditor of the Company with recourse to TIAA. TIAA contributed $220,000 thousand and $100,000 thousand in capital to the Company during 2019 and 2018, respectively.

The Company maintains a $100,000 thousand unsecured 364-day revolving line of credit with TIAA. This line has an expiration date of July 6, 2020. As of December 31, 2019, $30,000 thousand of this facility was maintained on a committed basis and there were no balances outstanding.

At December 31, 2019 or 2018, respectively, the Company has the following as amounts due to Parent and affiliates, which are reported in “Other liabilities” (in thousands):

	2019	2018

Amounts due to Parent and affiliates	$22,383	$18,528

Note 11—federal income taxes

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2019 or December 31, 2018.

The components of net deferred tax assets and deferred tax liabilities at December 31, are as follows (in thousands):

	12/31/2019			12/31/2018			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$97,920	$3,543	$101,463	$50,641	$3,229	$53,870	$47,279	$314	$47,593

b) Statutory valuation allowance adjustments	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	97,920	3,543	101,463	50,641	3,229	53,870	47,279	314	47,593

d) Deferred tax assets non-admitted	76,165	3,498	79,663	28,316	2,842	31,158	47,849	656	48,505

e) Subtotal net admitted deferred tax asset (c-d)	21,755	45	21,800	22,325	387	22,712	(570)	(342)	(912)

f) Deferred tax liabilities	4,211	45	4,256	5,894	45	5,939	(1,683)	—	(1,683)

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$17,544	$—	$17,544	$16,431	$342	$16,773	$1,113	$(342)	$771

Intelligent Variable Annuity ∎ Statement of Additional Information	B-91

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	12/31/2019			12/31/2018			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission Calculation Components SSAP No. 101 (in thousands)

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$342	$342	$—	$(342)	$(342)

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	17,544	—	17,544	16,431	—	16,431	1,113	—	1,113

1. Adjusted gross DTA expected to be realized following the balance sheet date	17,544	—	17,544	16,431	—	16,431	1,113	—	1,113

2. Adjusted gross DTA allowed per limitation threshold	XX	XX	73,949	XX	XX	72,616	XX	XX	1,333

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	4,211	45	4,256	5,894	45	5,939	(1,683)	—	(1,683)

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$21,755	$45	$21,800	$22,325	$387	$22,712	$(570)	$(342)	$(912)

	2019	2018

(a) Ratio percentage used to determine recovery period and threshold limitation amount	892%	786%

(b) Amount of adjusted capital and surplus used to determine the threshold limitation in (b)2 above (in thousands)	$492,993	$484,851

	12/31/2019		12/31/2018		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in thousands)

Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage

Adjusted gross DTA	$97,920	$3,543	$50,641	$3,229	$47,279	$314

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTA	$21,755	$45	$22,325	$387	$(570)	$(342)

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

The Company does not have DTLs that are not recognized.

The Company does not use reinsurance in its tax-planning strategies.

Current income taxes incurred consist of the following major components (in thousands):

	2019	2018	2017

Current Income Tax:

Federal income tax expense	$4,899	$2,301	$9,481

Foreign taxes	—	—	—

Subtotal	$4,899	$2,301	$9,481

Federal income taxes expense/(benefit) on net capital gains/(losses)	2,801	(1,214)	4,547

Other	(1,246)	63	1,426

Federal and foreign income tax expense	$6,454	$1,150	$15,454

B-92	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

	12/31/2019	12/31/2018	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$53,451	$10,260	$43,191

Deferred acquisition costs	42,435	38,959	3,476

Receivables—non-admitted	1	6	(5)

Other (including items < 5% of total ordinary tax assets)	2,033	1,416	617

Subtotal	$97,920	$50,641	$47,279

Non-admitted	76,165	28,316	47,849

Admitted ordinary deferred tax assets	$21,755	$22,325	$(570)

Capital:

Investments	$3,543	$3,229	$314

Net capital loss carry-forward	—	—	—

Subtotal	$3,543	$3,229	$314

Statutory valuation allowance adjustment	—	—	—

Non-admitted	3,498	2,842	656

Admitted capital deferred tax assets	45	387	(342)

Admitted deferred tax assets	$21,800	$22,712	$(912)

Deferred Tax Liabilities:

Ordinary:

Reserve transition adjustment	$4,077	$5,709	$(1,632)

Other (including items<5% of total ordinary tax liabilities)	134	185	(51)

Subtotal	$4,211	$5,894	$(1,683)

Capital:

Investments	45	45	—

Deferred tax liabilities	$4,256	$5,939	$(1,683)

Net Admitted Deferred Tax Assets/Liabilities	$17,544	$16,773	$771

The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2019, are as follows (in thousands):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$(40,958)	21.00%

Dividends received deduction	(1,162)	0.58%

SAGIC—ordinary income & capital gains	727	(0.37)%

Amortization of interest maintenance reserve	(273)	0.14%

Tax-exempt interest	(74)	0.04%

Liability for unauthorized reinsurance	(331)	0.17%

Prior year true-up	(758)	0.39%

Nonadmitted assets and other permanent differences	7	—%

Total	$(42,822)	21.95%

Federal and foreign income tax incurred—ordinary	$3,653	(1.87)%

Federal and foreign income tax incurred—capital	2,801	(1.44)%

Change in net deferred income tax charge (benefit)	(49,276)	25.26%

Total statutory income taxes	$(42,822)	21.95%

At December 31, 2019, the Company had no net operating loss carry forwards or capital loss carry forwards.

Due to the Tax Cuts and Jobs Act, carryback of NOLs generated after December 31, 2017 are disallowed. Therefore, ordinary income tax paid in years 2017 and prior may not be recouped in the event of future net losses.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-93

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Income tax, ordinary and capital available for recoupment from its parent, TIAA, in the event of future net losses include (in thousands):

Year Incurred	Ordinary	Capital	Total

2017	$—	$4,351	$4,351

2018	—	—	—

2019	—	2,801	2,801

Total	$—	$7,152	$7,152

There were no deposits to suspend interest on potential underpayments reported as admitted assets under IRC Section 6603 as the Company maintains NOL carryforwards.

The Company files a consolidated federal income tax return with its Parent and its affiliates:

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) EverTrade Direct Brokerage, Inc.

7) GreenWood Resources, Inc.

8) JWL Properties, Inc.

9) MyVest Corporation

10) ND Properties, Inc.

11) NIS/R&T, Inc.*

12) Nuveen Holdings, Inc.*

13) Nuveen Holdings 1, Inc.*

14) Nuveen Investments, Inc.*

15) Nuveen Investments Holdings, Inc.*

16) Nuveen Securities, LLC*

17) Oleum Holding Company, Inc.

18) T-C Europe Holding, Inc.

19) T-C SP, Inc.

20) T-Investment Properties Corp.

21) Teachers Insurance and Annuity Association of America

22) Teachers Personal Investors Services, Inc.

23) Terra Land Company

24) TIAA Board of Overseers

25) TIAA-CREF Tuition Financing, Inc.

26) TIAA Commerical Finance, Inc.

27) TIAA FSB Holdings, Inc.

28) TIAA, FSB

29) Tygris Asset Finance, Inc.

30) Tygris Commercial Finance Group, Inc.

31) Westchester Group Asset Management, Inc.

32) Westchester Group Farm Management, Inc.

33) Westchester Group Investment Management Holding Company, Inc.

34) Westchester Group Investment Management, Inc.

35) Westchester Group Real Estate, Inc.

All consolidating companies, excluding those denoted with an asterisk (*) above, participate in a tax sharing agreement under the following criteria. Under the agreement, current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies included in this agreement are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings I, Inc (“Nuveen”) makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate

B-94	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

consolidated tax return. Nuveen is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

The Company’s tax years 2014 through 2018 are open to examination by the Internal Revenue Service (“IRS”).

As of December 31, 2019, the Company had no repatriation tax liability.

Note 12—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 (“AG43”) for variable annuity products and Actuarial Guideline 33 for all other products.

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves and maintains additional reserves of $225,000 thousand and $0 thousand for 2019 and 2018, respectively. The reserve change in 2019 is due to additional reserves established as a result of year-end 2019 asset adequacy analysis. During 2019, the NYDFS included certain requirements for asset adequacy analysis, which included the removal of profits from reinsurance agreements from cash flow testing analysis, which were a driver of the additional reserve amounts.

The Company also maintains excess reserves based on AG43 analysis at the level of $217 thousand and $16,500 thousand for 2019 and 2018, respectively. On this basis, the Company determined that the Company’s reserves are sufficient to meet its obligations.

Withdrawal characteristics of individual annuity reserves and deposit-type contracts at December 31 are as follows (in thousands). For the years ended December 31, 2019 and 2018, the Company did not have any Group Annuity reserves.

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$21,247	$—	$21,247	0.5%

At fair value	—	—	3,050,821	3,050,821	70.9%

Total with market value adjustment or at fair value	$—	$21,247	$3,050,821	$3,072,068	71.4%

At book value without adjustment (minimal or no charge or adjustment)	1,126,620	—	—	1,126,620	26.1%

Not subject to discretionary withdrawal	105,769	—	—	105,769	2.5%

Total (direct + assumed)	$1,232,389	$21,247	$3,050,821	$4,304,457	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,232,389	$21,247	$3,050,821	$4,304,457

	2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

INDIVIDUAL ANNUITIES:

Subject to Discretionary Withdrawal:

With Market Value Adjustment	$—	$35,359	$—	$35,359	0.9%

At fair value	—	—	2,452,768	2,452,768	64.8%

Total with market value adjustment or at fair value	$—	$35,359	$2,452,768	$2,488,127	65.7%

At book value without adjustment (minimal or no charge or adjustment)	1,197,476	—	—	1,197,476	31.7%

Not subject to discretionary withdrawal	97,698	—	—	97,698	2.6%

Total (direct + assumed)	$1,295,174	$35,359	$2,452,768	$3,783,301	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,295,174	$35,359	$2,452,768	$3,783,301

Intelligent Variable Annuity ∎ Statement of Additional Information	B-95

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

	2019
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$388,268	$33,452	$421,720	8.5%

At book value without adjustment (minimal or no charge or adjustment)	4,424,330	—	—	4,424,330	89.1%

Not subject to discretionary withdrawal	117,088	—	—	117,088	2.4%

Total (direct + assumed)	$4,541,418	$388,268	$33,452	$4,963,138	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$4,541,418	$388,268	$33,452	$4,963,138

	2018
	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

DEPOSIT-TYPE CONTRACTS (no life contingencies):

Subject to Discretionary Withdrawal:

At fair value	$—	$2,105,121	$20,960	$2,126,081	34.1%

At book value without adjustment (minimal or no charge or adjustment)	4,006,073	—	—	4,006,073	64.3%

Not subject to discretionary withdrawal	98,628	—	—	98,628	1.6%

Total (direct + assumed)	$4,104,701	$2,105,121	$20,960	$6,230,782	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$4,104,701	$2,105,121	$20,960	$6,230,782

The following tables provide the life actuarial reserves by withdrawal characteristics for the years ended December 31, (in thousands):

	2019
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$1,936,539	$1,936,619	$1,947,429	$—	$—	$—

Variable Universal Life	343,668	338,470	350,628	509,114	503,216	503,216

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	625,381	—	—	—

Disability—Active Lives	—	—	10,980	—	—	—

Disability—Disabled Lives	—	—	1,746	—	—	—

Miscellaneous Reserves	—	—	250,812	—	—	—

Total (direct + assumed)	$2,280,207	$2,275,089	$3,186,976	$509,114	$503,216	$503,216

Reinsurance Ceded	—	—	486,781	—	—	—

Total (net)	$2,280,207	$2,275,089	$2,700,195	$509,114	$503,216	$503,216

B-96	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

	2018
	General Account			Separate Account—Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve

Subject to discretionary withdrawal, surrender values, or policy loans:

Universal Life	$1,730,953	$1,730,992	$1,739,164	$—	$—	$—

Variable Universal Life	320,141	314,379	326,898	366,693	360,884	360,884

Not subject to discretionary withdrawal or no cash values:

Term Policies without Cash Value	—	—	606,142	—	—	—

Disability—Active Lives	—	—	10,175	—	—	—

Disability—Disabled Lives	—	—	1,672	—	—	—

Miscellaneous Reserves	—	—	15,708	—	—	—

Total (direct + assumed)	$2,051,094	$2,045,371	$2,699,759	$366,693	$360,884	$360,884

Reinsurance Ceded	—	—	479,229	—	—	—

Total (net)	$2,051,094	$2,045,371	$2,220,530	$366,693	$360,884	$360,884

For Ordinary Life Insurance (including term plans, universal life and variable universal life), reserves for all policies are calculated in accordance with New York State Insurance Regulation 147 using the 1980 CSO Table or 2001 CSO Table and interest rates of 3.5% through 4.5%. Term conversion reserves are based on the Company’s term conversion mortality experience and interest at base valuation assumptions.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and are set equal to a percentage of reserves. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total Active Lives Disability Waiver of Premium Reserve.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium beyond the date of death. The Company has no policies where the surrender values were in excess of the legally computed reserves as of December 31, 2019 or 2018. The Company has $44,684,134 thousand and $43,431,076 thousand of insurance in force for which the gross premiums are less than the net premiums according to the standard of valuation set by the State of New York as of December 31, 2019 and 2018, respectively. Premium deficiency reserves related to the above insurance total $10,648 thousand and $5,975 thousand at December 31, 2019 and 2018, respectively.

For retained assets, an accumulation account issued from the proceeds of annuity and life insurance policies, reserves are held equal to the current account balances.

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost have all been determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest has been determined from the basic data.

Note 13—reinsurance

Reinsurance transactions included in the statutory—basis statements of operations within “Insurance and annuity premiums and other considerations” are as follows (in thousands):

	Years Ended December 31,
	2019	2018	2017

Direct premiums	$730,552	$801,098	$857,163

Ceded premiums	(103,459)	(108,663)	(120,750)

Net premiums	$627,093	$692,435	$736,413

The major lines in the accompanying financial statements that were reduced by the effect of these reinsurance agreements include (in thousands):

	2019	2018	2017

Reinsurance ceded:

Insurance and annuity premiums and other considerations	$103,459	$108,663	$120,750

Policy and contract benefits	55,040	51,237	52,488

Increase in policy and contract reserves	14,788	5,395	30,359

Reserves for life and health, annuities and deposit-type contracts	617,187	599,519	591,440

Intelligent Variable Annuity ∎ Statement of Additional Information	B-97

Notes to statutory–basis financial statements

TIAA-CREF Life Insurance Company

Note 14—capital and surplus and shareholders’ dividends restrictions

The portion of unassigned surplus (deficit) increased or (reduced) by each item below as of December 31 are as follows (in thousands):

	2019	2018	2017

Change in net unrealized capital gains (losses)	$—	$(202)	$(574)

Change in asset valuation reserve	(195)	(5,570)	(6,090)

Change in net deferred federal income tax	49,276	4,947	(26,980)

Change in non-admitted assets	(47,648)	(5,499)	21,196

Change in liability for reinsurance of unauthorized companies	(1,575)	10,648	(10,828)

Change in surplus of separate accounts	(2,422)	(349)	(4,094)

Surplus paid in	220,000	100,000	—

As of December 31, 2019 and 2018, there was no portion of unassigned surplus (deficit) represented by cumulative net unrealized gains and losses, gross of deferred taxes.

Capital: The Company has 2,500 shares of common stock authorized, issued and outstanding. All shares are Class A. The Company has no preferred stock outstanding.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company did not pay dividends to its shareholder for the years ended December 31, 2019 and 2018.

Note 15—contingencies

It is the opinion of management that any liabilities which might arise from litigation, state guaranty fund assessments, and other matters, over and above amounts already provided for in the financial statements, are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC and federal governmental authorities. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 16—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 11, 2020, the date the financial statements were available to be issued.

The contract backed by the Stable Value Separate Account-3 was terminated effective February 5, 2020. The market value of the account was distributed, and the liabilities were settled. The account was subsequently closed in March 2020.

As of March 11, 2020, sufficient information is not available to adequately evaluate the short-term or long-term impact to the Company as a result of the economic and market activities associated with the 2020 outbreak of COVID-19 (“Coronavirus”).

B-98	Statement of Additional Information ∎ Intelligent Variable Annuity

Intelligent Variable Annuity ∎ Statement of Additional Information	B-99

Report of independent auditors

To the Board of Trustees of Teachers Insurance and Annuity Association of America

We have audited the accompanying statutory-basis financial statements of Teachers Insurance and Annuity Association of America, which comprise the statutory-basis statements of admitted assets, liabilities and capital and contingency reserves as of December 31, 2019 and 2018, and the related statutory-basis statements of operations, of changes in capital and contingency reserves, and of cash flows for each of the three years in the period ended December 31, 2019.

Management’s responsibility for the financial statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ responsibility

Our responsibility is to express an opinion on the statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for adverse opinion on U.S. generally accepted accounting principles

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the statutory-basis financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse opinion on U.S. generally accepted accounting principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018 or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on statutory basis of accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and contingency reserves of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 11, 2020

B-100	Statement of Additional Information ∎ Intelligent Variable Annuity

Statutory–basis statements of admitted assets, liabilities and capital and contingency reserves

Teachers Insurance and Annuity Association of America

	December 31,
(in millions, except share amounts)	2019	2018

ADMITTED ASSETS

Bonds	$189,018	$187,325

Preferred stocks	415	245

Common stocks	5,657	5,899

Mortgage loans	32,441	29,959

Real estate	3,686	2,152

Cash, cash equivalents and short-term investments	902	598

Contract loans	1,803	1,890

Derivatives	794	968

Securities lending collateral assets	363	562

Other long-term investments	31,600	30,413

Investment income due and accrued	1,823	1,802

Net deferred federal income tax asset	2,406	2,402

Other assets	860	782

Separate account assets	43,827	38,289

Total admitted assets	$315,595	$303,286

LIABILITIES, CAPITAL AND CONTINGENCY RESERVES

Liabilities

Reserves for life and health insurance, annuities and deposit-type contracts	$217,761	$213,138

Dividends due to policyholders	1,896	1,885

Interest maintenance reserve	2,090	2,149

Federal income taxes payable to affiliates	14	45

Asset valuation reserve	6,323	5,260

Derivatives	198	164

Payable for collateral for securities loaned	363	562

Other liabilities	4,313	3,712

Separate account liabilities	43,765	38,245

Total liabilities	276,723	265,160

Capital and contingency reserves

Capital (2,500 shares of $1,000 par value common stock issued and outstanding and $550,000 paid-in capital)	3	3

Surplus notes	5,041	5,041

Contingency reserves:

For investment losses, annuity and insurance mortality, and other risks	33,828	33,082

Total capital and contingency reserves	38,872	38,126

Total liabilities, capital and contingency reserves	$315,595	$303,286

See notes to statutory-basis financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-101

Statutory–basis statements of operations

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2019	2018	2017

REVENUES

Insurance and annuity premiums and other considerations	$16,003	$16,220	$16,644

Annuity dividend additions	1,520	1,761	1,503

Net investment income	12,324	12,550	11,875

Other revenue	458	379	371

Total revenues	$30,305	$30,910	$30,393

BENEFITS AND EXPENSES

Policy and contract benefits	$17,803	$17,694	$16,206

Dividends to policyholders	3,267	3,526	3,212

Increase in policy and contract reserves	4,117	5,279	6,115

Net operating expenses	2,003	1,882	2,123

Net transfers to separate accounts	1,158	442	1,123

Total benefits and expenses	$28,348	$28,823	$28,779

Income before federal income taxes and net realized capital gains (losses)	$1,957	$2,087	$1,614

Federal income tax expense (benefit)	17	(23)	(4)

Net realized capital gains (losses) less capital gains taxes, after transfers to the interest maintenance reserve	(322)	(657)	(598)

Net income	$1,618	$1,453	$1,020

B-102	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Statutory–basis statements of changes in capital and contingency reserves

Teachers Insurance and Annuity Association of America

(in millions)	Capital Stock and Additional Paid-in Capital	Surplus Notes	Contingency Reserves	Total

Balance, December 31, 2016	$3	$4,000	$31,580	$35,583

Net income	—	—	1,020	1,020

Change in net unrealized capital gains on investments	—	—	1,070	1,070

Change in asset valuation reserve	—	—	(1,221)	(1,221)

Change in net deferred income tax	—	—	(4,554)	(4,554)

Change in post-retirement benefit liability	—	—	(5)	(5)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	3,310	3,310

Other assets	—	—	92	92

Issuance of surplus notes	—	1,041	—	1,041

Balance, December 31, 2017	$3	$5,041	$31,292	$36,336

Net income	—	—	1,453	1,453

Change in net unrealized capital gains on investments	—	—	(359)	(359)

Change in asset valuation reserve	—	—	128	128

Change in net deferred income tax	—	—	(147)	(147)

Change in post-retirement benefit liability	—	—	7	7

Change in non-admitted assets:

Deferred federal income tax asset	—	—	585	585

Other assets	—	—	123	123

Balance, December 31, 2018	$3	$5,041	$33,082	$38,126

Net income	—	—	1,618	1,618

Change in net unrealized capital gains on investments	—	—	118	118

Change in asset valuation reserve	—	—	(1,063)	(1,063)

Change in net deferred income tax	—	—	(284)	(284)

Change in post-retirement benefit liability	—	—	(8)	(8)

Change in non-admitted assets:

Deferred federal income tax asset	—	—	288	288

Other assets	—	—	77	77

Balance, December 31, 2019	$3	$5,041	$33,828	$38,872

See notes to statutory-basis financial statements	Intelligent Variable Annuity ∎ Statement of Additional Information	B-103

Statutory–basis statements of cash flows

Teachers Insurance and Annuity Association of America

	For the Years Ended December 31,
(in millions)	2019	2018	2017

CASH FROM OPERATIONS

Insurance and annuity premiums and other considerations	$16,008	$16,225	$16,650

Net investment income	11,669	11,756	11,301

Miscellaneous income	440	365	361

Total receipts	28,117	28,346	28,312

Policy and contract benefits	17,763	17,633	16,128

Operating expenses	1,981	1,865	1,729

Dividends paid to policyholders	1,737	1,764	1,756

Federal income tax expense (benefit)	49	(63)	(16)

Net transfers to separate accounts	1,158	442	1,127

Total disbursements	22,688	21,641	20,724

Net cash from operations	5,429	6,705	7,588

CASH FROM INVESTMENTS

Proceeds from investments sold, matured, or repaid:

Bonds	17,608	17,950	27,267

Stocks	2,097	1,891	1,298

Mortgage loans and real estate	2,479	2,880	1,464

Other invested assets	1,976	2,368	2,213

Miscellaneous proceeds	611	1,182	52

Cost of investments acquired:

Bonds	18,624	19,838	25,622

Stocks	2,232	1,716	3,489

Mortgage loans and real estate	6,368	6,482	6,684

Other invested assets	3,041	4,483	3,923

Miscellaneous applications	71	513	1,076

Net cash used in investments	(5,565)	(6,761)	(8,500)

CASH FROM FINANCING AND OTHER

Proceeds from issuance of surplus notes	—	—	1,994

Extinguishment of surplus notes	—	—	(950)

Premium paid on extinguishment of surplus notes	—	—	(373)

Net deposits on deposit-type contracts funds	465	15	24

Other cash provided (applied)	(25)	(1)	252

Net cash from financing and other	440	14	947

NET CHANGE IN CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS	304	(42)	35

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, BEGINNING OF YEAR	598	640	605

CASH, CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS, END OF YEAR	$902	$598	$640

B-104	Statement of Additional Information ∎ Intelligent Variable Annuity	See notes to statutory-basis financial statements

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Note 1—organization

Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) was established in 1918 as a legal reserve life insurance company under the insurance laws of the State of New York. All of the outstanding common stock of TIAA is held by the TIAA Board of Overseers (“Board of Overseers”), a not-for-profit corporation incorporated in the State of New York originally created for the purpose of holding the stock of TIAA.

The Company’s primary purpose is to aid and strengthen non-profit educational and research organizations, governmental entities and other non-profit institutions by providing retirement and insurance benefits for their employees and their families and by counseling such organizations and their employees on benefit plans and other measures of economic security. In addition, TIAA may otherwise engage in any business permitted under the New York Insurance Law for a domestic life stock insurance company, provided that such business supports this purpose, including without limitation by (i) enhancing the creditworthiness, financial strength and reputation of TIAA, (ii) providing all of the holders and beneficiaries of TIAA’s contracts and policies with benefits of scale, increased diversity in offered products and newly innovated products and (iii) providing for additional infrastructure and support to TIAA.

Note 2—significant accounting policies

Basis of presentation:

The financial statements of Teachers Insurance and Annuity Association of America (“TIAA” or the “Company”) are presented on the basis of statutory accounting principles prescribed or permitted by the New York State Department of Financial Services (“NYDFS” or the “Department”). The Department requires insurance companies domiciled in the State of New York to prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”), subject to any deviation prescribed or permitted by the Department (“New York SAP”).

The table below provides a reconciliation of the Company’s net income and capital and contingency reserves between NAIC SAP and the New York SAP annual statement filed with the Department. The additional reserve for the term conversions results from the Department requiring in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

			For the Years Ended December 31,
(in millions)	SSAP#	F/S Line	2019	2018	2017

Net income, New York SAP			$1,618	$1,453	$1,020

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Increase in policy and contract reserves	(1)	—	1

Net income (loss), NAIC SAP			$1,617	$1,453	$1,021

Capital and surplus, New York SAP			$38,872	$38,126	$36,336

New York SAP Prescribed Practices that are an increase/(decrease) to NAIC SAP:

Additional reserves for term conversions	51R	Reserves for life and health insurance, annuities and deposit-type contracts	21	22	22

Capital and surplus, NAIC SAP			$38,893	$38,148	$36,358

The Company’s risk based capital as of December 31, 2019 and 2018 would not have triggered a regulatory event without the use of the New York SAP prescribed practices.

Accounting Principles Generally Accepted in the United States: The Financial Accounting Standards Board (“FASB”) dictates the accounting principles for financial statements that are prepared in conformity with Generally Accepted Accounting Principles (“GAAP”) with applicable authoritative accounting pronouncements. As a result, the Company cannot refer to financial statements prepared in accordance with NAIC SAP and New York SAP as having been prepared in accordance with GAAP.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-105

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

The primary differences between GAAP and NAIC SAP can be summarized as follows:

Under GAAP:

•	Investments in bonds considered to be “available for sale” are carried at fair value rather than at amortized cost under NAIC SAP;

•

Impairments on securities (other than loan-backed and structured securities) due to credit losses are recorded as other-than-temporary impairments (“OTTI”) through earnings for the difference between amortized cost and discounted cash flows when a security is deemed impaired. Other declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, an impairment for such securities is recorded through earnings for the difference between amortized cost and fair value;

•

For loan-backed and structured securities that are other-than-temporarily impaired, declines in fair value related to factors other than credit are recorded as other comprehensive income, which is a separate component of stockholder’s equity. Under NAIC SAP, such declines in fair value are not recorded until a credit loss occurs;

•

Changes in the allowance for estimated uncollectible amounts related to mortgage loans are recorded through earnings rather than as unrealized losses on impairments included in the Asset Valuation Reserve, which is a component of surplus under NAIC SAP;

•	If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a liability rather than as a negative asset under NAIC SAP;

•

Changes in the value of certain other long-term investments accounted for under the equity method of accounting are recorded through earnings rather than as unrealized gains (losses), which is a component of surplus under NAIC SAP;

•

Investments in wholly-owned subsidiaries, other entities under the control of the parent, and certain variable interest entities are consolidated in the parent’s financial statements rather than being carried at the parent’s share of the underlying GAAP equity or statutory surplus of a domestic insurance subsidiary under NAIC SAP;

•

Contracts that contain an embedded derivative are bifurcated from the host contract and accounted for separately under GAAP, whereas under NAIC SAP, the embedded derivative is not bifurcated between components and is accounted for as part of the host contract;

•	Certain assets designated as “non-admitted assets” and excluded from assets in the statutory balance sheet are included in the GAAP balance sheet;

•	Surplus notes are reported as a liability rather than a component of capital and contingency reserves under NAIC SAP;

•	The Asset Valuation Reserve (“AVR”) is not recognized under GAAP. The AVR is established under NAIC SAP with changes recorded as a direct charge to surplus;

•

The Interest Maintenance Reserve (“IMR”) is not recognized under GAAP. The realized gains and losses resulting from changes in interest rates are reported as a component of net income under GAAP rather than being deferred and subsequently amortized into income over the remaining expected life of the investment sold under NAIC SAP;

•	Dividends on participating policies are accrued when earned under GAAP rather than being recognized for the year when they are approved under NAIC SAP;

•

Policy acquisition costs, such as commissions, and other costs incurred in connection with acquiring new business, are deferred and amortized over the expected lives of the policies issued rather than being expensed when incurred under NAIC SAP;

•

Policy and contract reserves are based on management’s best estimates of expected mortality, morbidity, persistency and interest rather than being based on statutory mortality, morbidity and interest requirements under NAIC SAP;

•

Deferred income taxes, subject to valuation allowance, include federal and state income taxes and changes in the deferred tax are reflected in earnings. Under NAIC SAP, deferred taxes exclude state income taxes and are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with changes in the net deferred tax reflected as a component of surplus;

•

Contracts that do not subject the Company to risks arising from policyholder mortality or morbidity are reported as a deposit liability. Under NAIC SAP, an annuity contract containing a life contingency is required to be classified as a life insurance contract, regardless of the significance of any mortality and morbidity risk, and amounts received and paid under these contracts are reported as revenue and benefits, respectively;

•

Assets and liabilities are reported gross of reinsurance under GAAP and net of reinsurance under NAIC SAP. Certain reinsurance transactions are accounted for as financing transactions under GAAP and as reinsurance under NAIC SAP. Transactions recorded as financing have no impact on premiums or losses incurred, while under NAIC SAP, premiums paid to the reinsurer are recorded as ceded premiums (a reduction in revenue) and expected reimbursement for losses from the reinsurer are recorded as a reduction in losses;

B-106	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

•

When reserves ceded to an unauthorized reinsurer exceed the assets or letters of credit supporting the reserves no liability is established under GAAP. Under NAIC SAP, a liability is established and changes to these amounts are credited or charged directly to unassigned surplus (deficit).

•

Revenue recognition for administrative service expense reimbursements are recognized as gross revenue and gross expense in the Statements of Operations when the Company is the principal in the transaction and where the Company controls the administrative services before transferring them to the customer. Under NAIC SAP, the administration expenses incurred are included in operating expenses and any offsetting reimbursements are netted against operating expenses.

The effects of these differences, while not determined, are presumed to be material.

Use of Estimates: The preparation of statutory-basis financial statements requires management to make estimates and assumptions that impact the reported amounts of assets and liabilities at the date of the financial statements. Management is also required to disclose contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results may differ from those estimates.

The most significant estimates include those used in the recognition of other-than-temporary impairments, reserves for life and health insurance, annuities and deposit-type contracts and the valuation of deferred tax assets.

Reclassifications: Certain prior year amounts within these financial statement footnotes have been reclassified to conform to the current year presentation. No reclassifications were made to the Statements of Admitted Assets, Liabilities, and Capital and Contingency Reserves and the related Statements of Operations, Changes in Capital and Contingency Reserves, and Cash Flows.

Accounting policies:

The following is a summary of the significant accounting policies followed by the Company:

Bonds: Bonds are stated at amortized cost using the constant yield method. Bonds in or near default (rated NAIC 6) are stated at the lower of amortized cost or fair value. NAIC ratings are applied to bonds and other securities. Categories 1 and 2 are considered investment grade, while Categories 3 through 6 are considered below investment grade. Bonds are recorded on a trade date basis, except for private placement bonds, which are recorded on the funding date. Bonds the Company intends to sell prior to maturity (“held for sale”) are stated at the lower of amortized cost or fair value. Exchange traded funds (“ETFs”) identified as qualifying for bond treatment are stated at fair value.

Included within bonds are loan-backed and structured securities. Estimated future cash flows and expected prepayment speeds are used to determine the amortization of loan-backed and structured securities under the prospective method. Expected future cash flows and prepayment speeds are evaluated quarterly. Certain loan-backed and structured securities are reported at the lower of amortized cost or fair value as a result of the NAIC modeling process.

If it is determined that a decline in the fair value of a bond, excluding loan-backed and structured securities, is other-than-temporary, the cost basis of the bond is written down to fair value and the amount of the write down is accounted for as a realized loss. The new cost basis is not changed for subsequent recoveries in fair value. Future declines in fair value which are determined to be other-than-temporary are recorded as realized losses.

For loan-backed and structured securities which the Company has the intent and ability to hold for a period of time sufficient to recover the amortized cost basis, when an OTTI has occurred because the Company does not expect to recover the entire amortized cost basis of the security, the amount of the OTTI recognized as a realized loss is the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the loan-backed or structured security’s effective interest rate.

For loan-backed and structured securities, when an OTTI has occurred because the Company intends to sell the security or does not have the intent and ability to retain the security for a period of time sufficient to recover the amortized cost basis, the amount of the OTTI realized is the difference between the security’s amortized cost basis and fair value at the balance sheet date.

In periods subsequent to the recognition of an OTTI loss for a loan-backed or structured security, the Company accounts for the other-than-temporarily impaired security as if the security had been purchased on the measurement date of the impairment. The difference between the new amortized cost basis and the cash flows expected to be collected is accreted as interest income in future periods based on prospective changes in cash flow estimates.

Preferred Stocks: Preferred stocks are stated at amortized cost unless they have an NAIC rating designation of 4, 5, or 6 which are stated at the lower of amortized cost or fair value. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-107

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Common Stocks: Unaffiliated common stocks are stated at fair value, which is based on quoted market prices, where available. Changes in fair value are recorded through surplus as an unrealized gain or loss. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value and the amount of the reduction is accounted for as a realized loss.

Investments in subsidiary, controlled and affiliated (“SCA”) entities are stated at the value of their underlying net assets as follows: (1) domestic insurance subsidiaries are stated at the value of their underlying statutory surplus, and (2) non-insurance subsidiaries are stated at the value of their underlying audited GAAP equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Mortgage Loans: Mortgage loans are stated at amortized cost, net of valuation allowances. Amortized cost consists of the unpaid principal balance of the loans, net of unamortized premiums, discounts, and certain mortgage origination fees. Mortgage loans held for sale are stated at the lower of amortized cost or fair value. Mortgage loans are evaluated for impairment when it is probable that the receipt of contractual payments of principal and interest may not occur when scheduled. If the impairment is considered to be temporary, a valuation allowance is established for the excess of the carrying value of the mortgage over its estimated fair value. Changes in valuation allowance for mortgage loans are included in net unrealized capital gains and losses on investments. When an event occurs resulting in an impairment that is other-than-temporary, a direct write-down is recorded as a realized loss and a new cost basis is established. The fair value of mortgage loans is generally determined using a discounted cash flow methodology based on coupon rates, maturity provisions and credit assumptions.

Real Estate: Real estate occupied by the Company and real estate held for the production of income is carried at depreciated cost, less encumbrances. Real estate held for sale is carried at the lower of depreciated cost or fair value, less encumbrances, and estimated costs to sell. The Company utilizes the straight-line method of depreciation on real estate and it is generally computed over a forty-year period. A real estate property may be considered impaired when events or circumstances indicate that the carrying value may not be recoverable. When the Company determines that an investment in real estate is impaired, a direct write-down is made to reduce the carrying value of the property to its estimated fair value based on an external appraisal, net of encumbrances, and a realized loss is recorded. The Company makes investments in commercial real estate directly, through SCA entities and through real estate limited partnerships which are included in Other Long-term Investments. The Company monitors the effects of current and expected market conditions and other factors on its real estate investments to identify and quantify any impairment in value. The Company assesses assets to determine if events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company evaluates the recoverability of income producing directly held Real Estate investments based on undiscounted cash flows and then reviews the results of an independent third party appraisal to determine the fair value and if an impairment is required.

Other Long-term Investments: Other long-term investments primarily include investments in joint ventures, partnerships, and limited liability companies which are stated at cost, adjusted for the Company’s percentage of the most recent available financial statements based on the underlying GAAP or International Financial Reporting Standards as reflected on the respective entity’s financial statements.

The Company monitors the effects of current and expected market conditions and other factors on these investments to identify and quantify any impairment in value. The Company assesses the investments for potential impairment by performing analysis between the fair value and the cost basis of the investments. The Company evaluates recoverability of the Company’s direct investment to determine if OTTI is warranted. When it is determined that a decline in fair value of an investment is other-than-temporary, the cost basis of the investment is reduced to its fair value, and the amount of the reduction is accounted for as a realized loss.

Investments in non-insurance SCA entities are stated at the value of their underlying audited equity. Dividends and distributions from subsidiaries are recorded in investment income to the extent they are not in excess of the investee’s undistributed accumulated earnings, and changes in the equity of subsidiaries are recorded directly to surplus as unrealized gains or losses.

Other long-term investments include the Company’s investments in surplus notes, which are stated at amortized cost. All of the Company’s investments in surplus notes have a NAIC 1 rating designation.

Cash and Cash Equivalents: Cash includes cash on deposit and cash equivalents. Cash equivalents are short-term, highly liquid investments with original maturities of three months or less at the date of purchase and are stated at amortized cost. If in the aggregate, the Company has a net negative cash balance, the negative cash is recorded as a negative asset.

Short-Term Investments: Short-term investments (investments with remaining maturities greater than three months and less than or equal to 12 months at the time of acquisition, excluding those investments classified as cash equivalents) that are not impaired are stated at amortized cost using the straight line interest method. Short-term investments that are impaired are stated at the lower of amortized cost or fair value.

B-108	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Contract Loans: Contract loans are stated at outstanding principal balances. Interest income accrued on contract loans past due 90 days or more are included in the unpaid balance of the loan. The excess of unpaid contract loan balances over the cash surrender value, if any, is non-admitted and reflected as an adjustment to surplus. Interest income on such contract loans is recorded as earned using the contractually agreed upon interest rate.

Derivative Instruments: The Company designates its derivative transactions as hedging or replication transactions. Derivatives that qualify and are designated for hedge accounting are reported as assets or liabilities on the balance sheet and accounted for in a manner consistent with the hedged item. Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized in a manner consistent with the disposed hedged item.

Derivatives used in hedging relationships that do not qualify or are not designated for hedge accounting are carried at fair value. Changes in fair value are reported in surplus as net unrealized capital gains (losses). Swap coupon cash flows and income accruals are reported as a component of net investment income. Upon termination the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to Interest Maintenance Reserve (“IMR”) or Asset Valuation Reserve (“AVR”) treatment.

Derivatives used in replication transactions are accounted for in a manner consistent with the cash instrument and the replicated asset. Accordingly, these derivatives are carried at amortized cost or fair value. Amortization of derivative premiums is reported as a component of net investment income. Swap coupon cash flows and income accruals are recorded as a component of net investment income. Upon termination, the gain or loss on these contracts is recognized as realized capital gains (losses) and is subject to IMR or AVR treatment.

The Company does not offset the carrying values recognized in the balance sheet for derivatives executed with the same counterparty under the same master netting agreement.

Investment Income Due and Accrued: Investment income due is investment income earned and legally due to be paid to the Company at the reporting date. Investment income accrued is investment income earned but not legally due to be paid to the Company until subsequent to the reporting date. The Company writes off amounts deemed uncollectible as a charge against investment income in the period such determination is made. Amounts deemed collectible, but over 90 days past due for any invested asset except mortgage loans in default are non-admitted. Amounts deemed collectible, but over 180 days past due for mortgage loans in default are non-admitted. The Company accrues interest income on impaired loans to the extent it is deemed collectible.

Separate Accounts: Separate Accounts are established in conformity with insurance laws, are segregated from the Company’s general account and are maintained for the benefit of separate account contract holders. Separate accounts are accounted for at fair value, except the TIAA Stable Value Separate Account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Foreign Currency Transactions and Translation: Investments denominated in foreign currencies and foreign currency contracts are valued in U.S. dollars, based on exchange rates at the balance sheet date. Investment transactions in foreign currencies are recorded at the exchange rates prevailing on the respective transaction dates. All other asset and liability accounts denominated in foreign currencies are adjusted to reflect exchange rates at the balance sheet date. Realized and unrealized gains and losses due to foreign exchange transactions and translation adjustments are not separately reported but are collectively included in realized and unrealized capital gains and losses, respectively.

Non-Admitted Assets: For statutory accounting purposes, certain assets are designated as non-admitted assets. Changes in non-admitted assets are reported as a direct adjustment to surplus.

At December 31, the major categories of assets that are non-admitted are as follows (in millions):

	2019	2018	Change

Net deferred federal income tax asset	$2,847	$3,135	$(288)

Furniture and electronic data processing equipment	363	430	(67)

Other long-term investments	157	167	(10)

Other	167	167	—

Total	$3,534	$3,899	$(365)

Electronic Data Processing Equipment, Computer Software, Furniture and Equipment and Leasehold Improvements: Electronic data processing (“EDP”) equipment, computer software and furniture and equipment which qualify for capitalization are depreciated over the lesser of useful life or 3 years. Office alterations and leasehold tenant improvements which qualify for capitalization are depreciated over the lesser of useful life or 5 years or the remaining life of the lease, respectively.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-109

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

At December 31, the accumulated depreciation on EDP equipment, computer software, furniture and equipment and leasehold improvements is as follows (in millions):

	2019	2018

EDP equipment and computer software	$1,834	$1,691

Furniture and equipment and leasehold improvements	$116	$117

Repurchase Agreement: Repurchase agreements are agreements between a seller and a buyer, whereby the seller of securities sells and simultaneously agrees to repurchase the same or substantially the same securities from the buyer at a stated price on a specified date. Repurchase agreements are generally accounted for as secured borrowings. The assets transferred are not removed from the balance sheet; the cash collateral received is reported on the balance sheet with an offsetting liability reported in “Other liabilities.”

Securities Lending Program: The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan. The cash collateral received is reported in “Securities lending collateral assets” with an offsetting collateral liability included in “Payable for collateral for securities loaned.” Securities lending income is recorded in the accompanying Statements of Operations in “Net investment income.”

Insurance and Annuity Premiums and Other Considerations: Life insurance premiums are recognized as revenue over the premium-paying period of the related policies. Annuity premiums and other considerations, including consideration on annuity product rollovers, are recognized as revenue when received. Deposits on deposit-type contracts are recorded directly as a liability when received. Expenses incurred when acquiring new business are charged to operations as incurred.

Reserves for Life and Health Insurance, Annuities and Deposit-type Contracts: Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves established utilize assumptions for interest, mortality and other risks insured. Such reserves are established to provide for adequate contractual benefits guaranteed under policy and contract provisions.

Liabilities for deposit-type contracts, which do not contain any life contingencies, are equal to deposits received and interest credited to the benefit of contract holders, less surrenders or withdrawals (that represent a return to the contract holders) plus additional reserves (if any) necessitated by actuarial regulations. Funding agreements used in an investment spread capacity are also included within deposit-type contracts.

Asset Valuation Reserve and Interest Maintenance Reserve: Mandatory reserves have been established for the General Account and Separate Account investments, where required. Such reserves consist of the AVR for potential credit-related losses on applicable General Account and Separate Account invested assets. Changes to the AVR are reported as direct additions to or deductions from surplus. An IMR is established for interest-related realized capital gains (losses) resulting from changes in the general level of interest rates for the General Account, as well as any Separate Accounts, not carried at fair value. Transfers to the IMR are deducted from realized capital gains and losses and are net of related federal income tax. IMR amortization, as calculated under the grouped method, is included in net investment income. Net realized capital gains (losses) are presented net of federal income tax expense or benefit and IMR transfer. For bonds, excluding loan-back and structured securities, losses from other-than-temporary impairments are recorded entirely to either the AVR or the IMR in accordance with the nature of the impairment.

Net Realized Capital Gains (Losses): Realized capital gains (losses), net of taxes, exclude gains (losses) deferred into the IMR and gains (losses) of the separate accounts. Realized capital gains (losses), including OTTI, are recognized in net income and are determined using the specific identification method.

Dividends Due to Policyholders: Dividends on insurance policies and pension annuity contracts in the payout phase are declared by the TIAA Board of Trustees (the “Board”) and recorded in December of each year. Dividends on pension annuity contracts in the accumulation phase are declared by the Board in February of each year, and such dividends on the various existing vintages of pension annuity contracts in the accumulation phase are credited to policyholders during the ensuing twelve month period beginning March 1.

Federal Income Taxes: Current federal income taxes are charged or credited based upon amounts estimated to be payable or recoverable as a result of operations for the current year and any adjustments to such estimates from prior years. Deferred federal income tax assets (“DTAs”) and deferred federal income tax liabilities (“DTLs”) are recognized for expected future tax consequences of temporary differences between statutory and taxable income. Temporary differences are identified and measured using a balance sheet approach whereby statutory and tax balance sheets are compared. Changes in DTAs and DTLs are recognized as a separate component of surplus. Net DTAs are admitted to the extent permissible under NAIC SAP. Gross DTAs are reduced by a statutory valuation allowance if it is more likely than not that some portion or all of the gross DTA will not

B-110	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

be realized. The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

The Company files a consolidated federal income tax return with its includable insurance and non-insurance subsidiaries. The consolidating companies participate in tax allocation agreements. The tax allocation agreements provide that each member of the group is allocated its share of the consolidated tax provision or benefit, determined generally on a separate company basis, but may, where applicable, recognize the tax benefits of net operating losses or capital losses utilizable by the consolidated group. Intercompany tax balances are settled quarterly on an estimated basis with a final settlement occurring within 30 days of the filing of the consolidated return. The tax allocation agreements are not applied to subsidiaries that are disregarded under federal tax law.

Statements of Cash Flows: Noncash activities are excluded from the Statutory—Basis Statements of Cash Flows. These noncash activities for the years ended December 31 include the following (in millions):

	2019	2018	2017

Exchange/transfer/conversion/distribution of invested assets	$3,493	$3,403	$5,003

Annuity dividend additions	$1,520	$1,761	$1,503

Capitalized interest	$393	$397	$351

Interest credited on deposit-type contracts	$30	$28	$28

Application of new accounting pronouncements:

Principle based reserves

In June 2016, the NAIC adopted substantive revisions to Statements of Statutory Accounting Principles (“SSAP”) No. 51R, Life Contracts (“SSAP 51R”) to facilitate the implementation of principles-based reserving (“PBR”), effective January 1, 2020. The NYDFS has adopted these revisions. TIAA has been granted an exemption from PBR by the NYDFS, for life insurance policies issued in 2020. Under PBR, for new life insurance policies issued after implementation, TIAA will be required to hold the higher of (a) the reserves for life using prescribed factors or (b) the PBR reserve which considers a wide range of future economic conditions, computed using justified company experience factors, such as mortality, policyholder behavior and expenses. Currently TIAA uses formulas and assumptions to determine reserves as prescribed by New York laws and regulations. The Company does not anticipate a material impact on surplus as a result of this adoption.

Goodwill

In December 2019, the NAIC adopted revisions to SSAP No. 68, Business Combinations and Goodwill (“SSAP 68”), which clarifies that goodwill resulting from the acquisition of a SCA entity by the insurance reporting entity is subject to the 10% admittance limit based on the insurer’s capital and surplus. The adoption of this guidance did not have a material impact on surplus.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-111

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Note 3—long-term bonds, preferred stocks, and unaffiliated common stocks

The book/adjusted carrying value, estimated fair value, excess of fair value over book/adjusted carrying value and excess of book/adjusted carrying value over fair value of long-term bonds at December 31, is shown below (in millions):

	2019
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$30,259	$4,092	$(10)	$34,341

All other governments	4,912	530	(11)	5,431

States, territories and possessions	730	112	—	842

Political subdivisions of states, territories, and possessions	641	64	(1)	704

Special revenue and special assessment, non-guaranteed agencies and government	19,424	1,702	(5)	21,121

Credit tenant loans	10,482	1,065	(7)	11,540

Industrial and miscellaneous	116,207	10,190	(155)	126,242

Hybrids	385	87	(5)	467

Parent, subsidiaries and affiliates	696	—	(1)	695

Bank loans	5,282	53	(84)	5,251

Total	$189,018	$17,895	$(279)	$206,634

	2018
		Excess of
	Book/ Adjusted Carrying Value	Fair Value Over Book/Adjusted Carrying Value	Book/Adjusted Carrying Value Over Fair Value	Estimated Fair Value

Bonds:

U.S. governments	$31,179	$2,224	$(147)	$33,256

All other governments	5,342	232	(111)	5,463

States, territories and possessions	654	51	(6)	699

Political subdivisions of states, territories, and possessions	1,054	49	(9)	1,094

Special revenue and special assessment, non-guaranteed agencies and government	18,478	765	(133)	19,110

Credit tenant loans	9,922	351	(217)	10,056

Industrial and miscellaneous	114,059	3,428	(2,907)	114,580

Hybrids	306	35	(9)	332

Parent, subsidiaries and affiliates	757	—	(29)	728

Bank loans	5,574	27	(217)	5,384

Total	$187,325	$7,162	$(3,785)	$190,702

Impairment Review Process: All securities are subjected to the Company’s process for identifying OTTI. The Company writes down securities it deems to have an OTTI in value during the period the securities are deemed to be impaired, based on management’s case-by-case evaluation of the decline in value and prospects for recovery. Management considers a wide range of factors in the impairment evaluation process, including, but not limited to, the following: (a) the length of time the fair value has been below amortized cost; (b) the financial condition and near-term prospects of the issuer; (c) whether the debtor is current on contractually obligated interest and principal payments; (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for any anticipated recovery in fair value or repayment; (e) information obtained from regulators and ratings agencies; (f) the potential for impairments in an entire industry sector or sub-sector; (g) the potential for impairments in certain economically-depressed geographic locations and (h) the potential for impairment based on an estimated discounted cash flow analysis for structured and loan-backed securities. Where impairment is considered to be other-than-temporary, the Company recognizes a realized loss and adjusts the cost basis of the security accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

B-112	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Unrealized Losses on Bonds, Preferred Stocks and Unaffiliated Common Stocks: The gross unrealized losses and estimated fair values for securities by the length of time that individual securities are in a continuous unrealized loss position are shown in the table below (in millions):

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2019

Loan-backed and structured bonds	$1,427	$(17)	$1,410	$1,168	$(74)	$1,094

All other bonds	3,065	(66)	2,998	3,964	(179)	3,785

Total bonds	$4,492	$(83)	$4,408	$5,132	$(253)	$4,879

Unaffiliated common stocks	69	(9)	60	5	(2)	3

Preferred stocks	30	(2)	28	—	—	—

Total bonds and stocks	$4,591	$(94)	$4,496	$5,137	$(255)	$4,882

	Less than twelve months			Twelve months or more
	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value	Amortized Cost	Gross Unrealized Loss	Estimated Fair Value

December 31, 2018

Loan-backed and structured bonds	$11,922	$(276)	$11,646	$9,721	$(423)	$9,298

All other bonds	54,512	(2,057)	52,455	13,065	(1,064)	12,001

Total bonds	$66,434	$(2,333)	$64,101	$22,786	$(1,487)	$21,299

Unaffiliated common stocks	349	(40)	309	42	(3)	39

Preferred stocks	9	(1)	8	—	—	—

Total bonds and stocks	$66,792	$(2,374)	$64,418	$22,828	$(1,490)	$21,338

Based upon the Company’s current evaluation of these securities in accordance with its impairment policy, the Company has concluded that these securities are not other-than-temporarily impaired. Additionally, the Company currently intends and has the ability to hold the securities with unrealized losses for a period of time sufficient for them to recover.

Scheduled Maturities of Bonds: The carrying value and estimated fair value of bonds, categorized by contractual maturity, are shown below. Bonds not due at a single maturity date have been included in the following table based on the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may prepay obligations with or without call or prepayment penalties. Mortgage-backed, asset-backed, and bond exchange traded fund securities are shown separately in the table below, as they are not due at a single maturity date (in millions):

	December 31, 2019		December 31, 2018
	Book/ Adjusted Carrying Value	Estimated Fair Value	Book/ Adjusted Carrying Value	Estimated Fair Value

Due in one year or less	$3,254	$3,287	$2,575	$2,600

Due after one year through five years	29,150	30,359	27,520	27,601

Due after five years through ten years	34,615	37,110	37,358	36,622

Due after ten years	62,186	71,614	60,826	63,202

Subtotal	129,205	142,370	128,279	130,025

Residential mortgage-backed securities	28,193	30,610	29,468	30,926

Commercial mortgage-backed securities	10,320	10,722	10,407	10,285

Asset-backed securities	20,251	21,883	18,541	18,836

Exchange-traded funds	1,049	1,049	630	630

Subtotal	59,813	64,264	59,046	60,677

Total	$189,018	$206,634	$187,325	$190,702

Intelligent Variable Annuity ∎ Statement of Additional Information	B-113

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Bond Diversification: The following table presents the diversification of the carrying values of long-term bond investments at December 31. Loan-backed and structured securities issued by the U.S. government are included in residential mortgage-backed securities and asset-backed securities.

	2019	2018

Residential mortgage-backed securities	14.9%	15.7%

Asset-backed securities	10.7	9.9

Manufacturing	9.7	11.1

Public utilities	9.7	10.2

Finance and financial services	8.1	7.0

U.S. governments	7.9	8.1

Revenue and special obligations	7.2	6.4

Services	7.0	7.9

Other	7.0	5.3

Commercial mortgage-backed securities	5.5	5.6

Real estate investment trusts	3.9	3.4

Oil and gas	3.6	4.0

All other governments	2.6	2.8

Communications	2.2	2.6

Total	100.0%	100.0%

The following table presents the carrying value of the long-term bond portfolio by investment grade as of December 31, (in millions):

	2019		2018

NAIC 1 and 2	$173,232	91.6%	$168,570	90.0%

NAIC 3 through 6	15,786	8.4	18,755	10.0

Total	$189,018	100.0%	$187,325	100.0%

Loan-backed and Structured Securities: The near-term prepayment assumptions for loan-backed and structured securities are based on historical averages drawing from performance experience for a particular transaction and may vary by security type. The long-term assumptions are adjusted based on expected performance.

For the years ended December 31, 2019 and 2018, the Company recognized OTTI on loan-backed and structured securities of $14 million and $26 million, respectively.

Other Disclosures: The following table represents the carrying amount of bonds and stocks denominated in a foreign currency as of December 31, (in millions):

	2019	2018

Carrying amount of bonds and stocks denominated in foreign currency	$4,386	$3,361

Carrying amount of bonds and stocks denominated in foreign currency which are collateralized by real estate	$861	$757

Note 4—mortgage loans

The Company originates mortgage loans that are principally collateralized by commercial real estate. The composition of the mortgage loan portfolio as of December 31, is as follows (in millions):

Loan Type	2019	2018

Commercial loans	$29,377	$26,274

Mezzanine loans	2,074	2,568

Residential loans	990	1,117

Total	$32,441	$29,959

B-114	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The maximum and minimum lending rates for mortgage loans originated or purchased during 2019 and 2018 are as follows:

	2019		2018
Loan Type	Maximum	Minimum	Maximum	Minimum

Commercial loans	4.97%	1.70%	5.75%	2.83%

Mezzanine loans	9.50%	4.99%	6.71%	5.38%

The maximum percentage of any one loan to the value (“LTV”) of the property at the time of the loan, exclusive of insured, guaranteed or purchase money mortgages, originated or purchased during 2019 and 2018 are as follows:

	Maximum LTV
Loan Type	2019	2018

Commercial loans	69.4%	69.6%

Mezzanine loans	78.1%	73.7%

There were no residential mortgage loans originated or purchased during 2019 and 2018.

Impairment Review Process: The Company monitors the effects of current and expected market conditions and other factors on the collectability of mortgage loans to identify and quantify any impairment in value. Impairments are classified as either temporary, for which a recovery is anticipated, or other-than-temporary. Mortgage loans held to maturity with other-than-temporarily impaired values at December 31, 2019 and 2018 have been written down to net realizable values based upon independent appraisals of the collateral. For impaired mortgage loans where the impairments are deemed to be temporary, an allowance for credit losses is established.

Credit quality

For commercial mortgage loans, the primary credit quality indicators are the loan-to-value ratio, debt service coverage ratio and delinquency. Loan-to-value-ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. Debt service coverage compares a property’s net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the loan-to-value ratio, as well as the values utilized in calculating these ratios, are updated quarterly, with a portion of the loan portfolio updated annually. Delinquency is defined as a mortgage loan which is past due. Commercial mortgage loans more than 30 days past due are considered delinquent.

For residential mortgage loans, the Company’s primary credit quality indicator is performance versus non-performance. The Company generally defines nonperforming residential mortgage loans as those that are 90 or more days past due and/or on non-accrual status. Generally, nonperforming residential loans have a higher risk of experiencing a credit loss.

The credit quality of the recorded investment, which represents carrying value plus accrued interest, in commercial mortgage loans at December 31, are as follows (in millions):

	Recorded Investment—Commercial
	Loan-to-value Ratios		Total	% of Total
2019	> 70%	< 70%

Debt service coverage ratios:

Greater than 1.20x	$3,459	$26,388	$29,847	94.6%

Less than 1.20x	624	1,013	1,637	5.2%

Construction	—	79	79	0.2%

Total	$4,083	$27,480	$31,563	100.0%

	Recorded Investment—Commercial
	Loan-to-value Ratios		Total	% of Total
2018	> 70%	< 70%

Debt service coverage ratios:

Greater than 1.20x	$3,252	$23,928	$27,180	93.9%

Less than 1.20x	530	1,180	1,710	5.9%

Construction	31	21	52	0.2%

Total	$3,813	$25,129	$28,942	100.0%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-115

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Mortgage Loan Age Analysis: The following table sets forth an age analysis of mortgage loans and identification of mortgage loans in which the Company is a participant or co-lender in a mortgage loan agreement as of December 31, (in millions):

		Residential		Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total

2019

Recorded investment

Current	$—	$—	$992	$—	$29,478	$2,084	$32,554

30-59 days past due	$—	$—	$2	$—	$—	$—	$2

60-89 days past due	$—	$—	$—	$—	$—	$—	$—

90-179 days past due	$—	$—	$—	$—	$—	$—	$—

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$6,071	$2,084	$8,155

2018

Recorded investment

Current	$—	$—	$1,116	$—	$26,363	$2,579	$30,058

30-59 days past due	$—	$—	$3	$—	$—	$—	$3

60-89 days past due	$—	$—	$—	$—	$—	$—	$—

90-179 days past due	$—	$—	$1	$—	$—	$—	$1

Participant or co-lender in a mortgage loan agreement

Recorded investment	$—	$—	$—	$—	$5,499	$2,579	$8,078

Mortgage Loan Diversification: The following tables set forth the mortgage loan portfolio by property type and geographic distribution as of December 31,

	Mortgage Loans by Property Type (Commercial & Residential):
	2019	2018
	% of Total	% of Total

Office buildings	30.9%	32.0%

Shopping centers	24.0	26.3

Apartments	21.1	18.6

Industrial buildings	11.1	11.1

Other—commercial	9.8	8.3

Residential	3.1	3.7

Total	100.0%	100.0%

	Mortgage Loans by Geographic Distribution:
	2019		2018
	% of Total		% of Total
	Commercial	Residential	Commercial	Residential

South Atlantic	18.9%	15.1%	22.5%	15.8%

Pacific	19.2	45.3	18.2	44.6

South Central	12.8	6.8	14.1	6.7

Middle Atlantic	17.3	15.4	15.8	15.0

North Central	10.4	2.7	9.8	3.0

New England	7.0	5.8	7.5	5.6

Other	14.4	8.9	12.1	9.3

Total	100.0%	100.0%	100.0%	100.0%

Regional classification is based on American Council of Life Insurers regional chart. See below for details of regions.

South Atlantic states are DE, DC, FL, GA, MD, NC, SC, VA and WV

Pacific states are AK, CA, HI, OR and WA

South Central states are AL, AR, KY, LA, MS, OK, TN and TX

Middle Atlantic states are PA, NJ and NY

North Central states are IA, IL, IN, KS, MI, MN, MO, NE, ND, OH, SD and WI

B-116	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

New England states are CT, MA, ME, NH, RI and VT

Other comprises investments in Mountain states (AZ, CO, ID, MT, NV, NM, UT, and WY), Australia, Canada and United Kingdom.

Scheduled Mortgage Loan Maturities: At December 31, contractual maturities for mortgage loans are as follows (in millions):

	2019	2018
	Carrying Value	Carrying Value

Due in one year or less	$635	$621

Due after one year through five years	5,569	6,405

Due after five years through ten years	18,163	17,299

Due after ten years	8,074	5,634

Total	$32,441	$29,959

Actual maturities may differ from contractual maturities because borrowers may have the right to prepay mortgages, although prepayment premiums may be applicable.

With respect to impaired loans, the Company accrues interest income to the extent it is deemed collectible. Cash received on impaired mortgage loans that are performing according to their contractual terms is applied in accordance with those terms. For mortgage loans in the process of foreclosure, cash received is initially held in suspense and applied as a return of principal at the time that the foreclosure process is completed, or the mortgage is otherwise disposed.

There were no amounts due from related parties that are collateralized by real estate owned by the Company’s investment subsidiaries and affiliates for the years ended December 31, 2019 or 2018.

Note 5—real estate

At December 31, 2019 and 2018, the Company’s directly owned real estate investments, were carried net of third party mortgage encumbrances. There were $625 million of third party mortgage encumbrances as of December 31, 2019, and $44 million for December 31, 2018.

The directly owned real estate portfolio is diversified by property type and geographic region based on carrying value at December 31, as follows:

	Directly Owned Real Estate by Property Type:
	2019	2018
	% of Total	% of Total

Industrial buildings	65.0%	36.4%

Office buildings	15.8	28.9

Apartments	12.5	21.8

Retail	3.6	7.7

Mixed-use projects	2.2	3.9

Land under development	0.9	1.3

Total	100.0%	100.0%

	Directly Owned Real Estate by Geographic Region:
	2019	2018
	% of Total	% of Total

Pacific	37.3%	61.9%

South Atlantic	23.3	25.5

Mountain	14.4	—

South Central	10.4	3.8

North Central	7.8	1.7

Middle Atlantic	6.8	7.1

Total	100.0%	100.0%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-117

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Note 6—subsidiary, controlled and affiliated entities

The Company holds interests in SCA entities which are reported as common stock or other long-term investments. The carrying value of investments in SCA entities at December 31, are shown below (in millions):

	2019	2018

Net carrying value of the SCA entities

Reported as common stock	$4,900	$5,008

Reported as other long-term investments	24,088	23,348

Total net carrying value	$28,988	$28,356

As of December 31, 2019 and 2018, no investment in a SCA entity exceeded 10% of the Company’s admitted assets, and the Company does not have any investment in foreign insurance subsidiaries.

The following tables provide information on the Company’s significant investments in non-insurance SCA entities reported as common stock, as well as information received from the NAIC in response to the filing of the common stock investments as of December 31 (in millions):

		2019
SCA Entities		Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.		100%	$3,605	$3,605	$—

	2019
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	3/11/2019	$3,555	Y	N

		2018
SCA Entities		Percentage of SCA Ownership	Gross Amount	Admitted Amount	Nonadmitted Amount

TIAA FSB Holdings, Inc.		100%	$3,555	$3,555	$—

	2018
SCA Entity	Type of NAIC Filing	Date of Filing to the NAIC	NAIC Valuation Amount	NAIC Response Received Y/N	NAIC Disallowed Entities Valuation Method, Resubmission Required Y/N

TIAA FSB Holdings, Inc.	Sub-2	5/22/2018	$3,331	Y	N

The Company holds an interest in TIAA-CREF Life Insurance Company (“TIAA Life”), an insurance SCA entity, for which the audited statutory equity reflects NYDFS departures from NAIC SAP as noted below.

The deferred premium asset limitation results from the NYDFS Circular Letter No. 11 (2010), which prescribed the calculation and clarified the accounting for deferred premium assets when reinsurance is involved.

The Stable Value Separate Account (“SVSA”) products are accounted for at book value in accordance with New York Insurance Law (“NYIL”) Section 1414. The separate account liabilities for the benefits guaranteed under the contracts are carried at book value in accordance with NYIL section 4217, NYDFS Regulation No. 151.

The Department requires in Regulation No. 147 (11NYCRR 98) Valuation of Life Insurance Reserves Section 98.4 for any policy which guarantees renewal, or conversion to another policy, without evidence of insurability, additional reserves shall be held that account for excess mortality due to anti-selection with appropriate margins to cover expenses and risk of moderately adverse deviations in experience.

B-118	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The following table provides the monetary effect on net income and surplus as a result of using NYDFS prescribed accounting practices that differed from NAIC SAP, the amount of the investment in the insurance SCA per audited statutory equity and amount of the investment if the insurance SCA had completed statutory financial statements in accordance with the Accounting Practices and Procedures (“AP&P”) Manual (in millions):

	2019
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA-CREF Life Insurance Company	$1	$6	$514	$520

*	Per AP&P Manual (without permitted or prescribed practices)

	2018
	Monetary Effect on NAIC SAP		Amount of Investment
SCA Entity	Net Income Increase (Decrease)	Surplus Increase (Decrease)	Per Audited Statutory Equity	If the Insurance SCA Had Completed Statutory Financial Statements*

TIAA-CREF Life Insurance Company	$1	$1	$515	$516

*	Per AP&P Manual (without permitted or prescribed practices)

During 2019 and 2018, had TIAA Life not departed from NAIC SAP a regulatory event would not have been triggered due to risk based capital.

The Company held bonds of affiliates at December 31, 2019 and 2018 of $696 million and $757 million, respectively.

As of December 31, 2019 and 2018, the net amount due to SCA entities was $566 million and $457 million, respectively. The net amounts are generally settled on a daily or monthly basis. These balances are reported in “Other assets” and “Other liabilities.” The Company has a subsidiary deposit program which allows certain subsidiaries the ability to deposit excess cash with the Company and earn daily interest. The deposits from this program are included in the net amount due to SCA entities and were $798 million and $702 million as of December 31, 2019 and 2018, respectively.

There are no guarantees or undertakings, written or otherwise, for the benefit of an affiliate or a related party that resulted in a material contingent exposure of the reporting entity’s or any related party’s assets or liabilities.

The Company holds investments in downstream non-insurance holding companies, which are valued by the Company utilizing the look-through approach as defined in SSAP 97, Investments in Subsidiary, Controlled and Affiliated Entities. The financial statements for the downstream non-insurance holding companies are not audited and the Company has limited the value of its investment in these non-insurance holding companies. All liabilities, commitments, contingencies, guarantees or obligations of these subsidiaries, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in these subsidiaries, if not already recorded in the subsidiaries’ financial statements. The Company’s carrying value in these downstream non-insurance holding companies is $7,039 million and $6,741 million as of December 31, 2019 and 2018, respectively. Significant holdings as of December 31, are as follows (in millions):

	2019	2018
Subsidiary	Carrying Value	Carrying Value

TIAA Global Ag Holdco LLC	$953	$938

TIAA Super Regional Mall Member Sub LLC	673	829

TIAA Infrastructure Investments, LLC	614	557

T-C MV Member LLC	420	453

Occator Agricultural Properties, LLC	417	470

T-C Europe, LP	411	416

T-C Lux Fund Holdings LLC	327	363

Actoil Colorado, LLC	296	137

730 Power Development, LLC	292	316

TGA APAC Fund Holdings, LLC	249	119

Intelligent Variable Annuity ∎ Statement of Additional Information	B-119

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

	2019	2018
Subsidiary	Carrying Value	Carrying Value

TIAA-Stonepeak Investments I, LLC	$235	$236

NGFF Holdco, LLC	232	—

TGA MKP Member LLC	202	157

T-C Waterford Blue Lagoon LLC	196	195

TIAA Wind Investments LLC	184	179

TIAA GTR Holdco LLC	171	168

Broadleaf Timberland Investments, LLC	101	102

730 Data Centers, LLC	92	108

Infra Alpha LLC	49	181

Other	925	817

Total	$7,039	$6,741

Note 7—other long-term investments

The components of the Company’s carrying value in other long-term investments are (in millions):

	2019	2018

Affiliated other invested assets	$24,088	$23,348

Unaffiliated other invested assets	7,344	6,968

Receivables for securities and derivative collateral	168	97

Total other long-term investments	$31,600	$30,413

As of December 31, 2019 and 2018, affiliated other invested assets consist primarily of investments through downstream legal entities in the following (in millions):

	2019	2018

Real estate	$7,084	$6,523

Operating subsidiaries and affiliates	5,357	5,370

Investment subsidiaries	5,344	5,325

Agriculture and timber	4,346	4,228

Energy and infrastructure	1,957	1,902

Total affiliated other invested assets	$24,088	$23,348

Of the $5,357 million and $5,370 million of operating subsidiaries and affiliates as of December 31, 2019 and 2018,

$5,139 million and $5,203 million were attributed to Nuveen, LLC, TIAA’s largest subsidiary, respectively. As of December 31, 2019 and 2018, unaffiliated other invested assets consist primarily of joint ventures.

The following table presents the OTTI recorded for the years ended December 31, (in millions) for other long-term investments for which the carrying value is not expected to be recovered:

	2019	2018	2017

OTTI	$182	$661	$454

The following table presents the carrying value for other long-term investments denominated in foreign currency for the years ended December 31, (in millions):

	2019	2018

Other long-term investments denominated in foreign currency	$1,186	$1,277

B-120	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Note 8—investments commitments

The outstanding obligation for future investments at December 31, 2019, is shown below by asset category (in millions):

	2020	In later years	Total Commitments

Bonds	$1,571	$210	$1,781

Stocks	100	38	138

Mortgage loans	357	—	357

Real estate	38	167	205

Other long-term investments	1,696	4,229	5,925

Total	$3,762	$4,644	$8,406

The funding of bond commitments is contingent upon the continued favorable financial performance of the potential borrowers, funding of stock commitments is contingent upon their continued favorable financial performance and the funding of real estate and commercial mortgage commitments is generally contingent upon the underlying properties meeting specified requirements, including construction, leasing and occupancy. The funding of residential mortgage loan commitments is contingent upon the loan meeting specified guidelines including property appraisal reviews and confirmation of borrower credit. For other long–term investments, primarily fund investments, there are scheduled capital calls that extend into future years.

Note 9—investment income and capital gains and losses

Net Investment Income: The components of net investment income for the years ended December 31, are as follows (in millions):

	2019	2018	2017

Bonds	$8,748	$8,738	$8,709

Stocks	159	79	43

Mortgage loans	1,407	1,268	1,055

Real estate	276	238	237

Derivatives	190	160	109

Other long-term investments	2,261	2,712	2,242

Cash, cash equivalents and short-term investments	9	8	9

Total gross investment income	13,050	13,203	12,404

Less investment expenses	(993)	(912)	(723)

Net investment income before amortization of IMR	12,057	12,291	11,681

Plus amortization of IMR	267	259	194

Net investment income	$12,324	$12,550	$11,875

Realized Capital Gains and Losses: The net realized capital gains (losses) on sales, redemptions and write-downs due to OTTI for the years ended December 31, are as follows (in millions):

	2019	2018	2017

Bonds	$34	$129	$632

Stocks	(185)	102	(116)

Mortgage loans	—	(65)	(8)

Real estate	112	22	67

Derivatives	132	58	(131)

Other long-term investments	(207)	(649)	(470)

Cash, cash equivalents and short-term investments	—	18	51

Total before capital gains taxes and transfers to IMR	(114)	(385)	25

Transfers to IMR	(208)	(272)	(623)

Net realized capital losses less capital gains taxes, after transfers to IMR	$(322)	$(657)	$(598)

Intelligent Variable Annuity ∎ Statement of Additional Information	B-121

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Write-downs of investments resulting from OTTI, included in the preceding table, are as follows for the years ended December 31, (in millions):

	2019	2018	2017

Other-than-temporary impairments:

Bonds	$212	$126	$66

Stocks	236	72	311

Mortgage Loans	—	55	—

Other long-term investments	182	661	454

Total	$630	$914	$831

Information related to the sales of long term bonds are as follows for the years ended December 31, (in millions):

	2019	2018	2017

Proceeds from sales	$6,757	$6,831	$13,664

Gross gains on sales	$250	$307	$745

Gross losses on sales	$75	$79	$122

The Company performs periodic reviews of its portfolio to identify investments which may have deteriorated in credit quality to determine if any are candidates for sale in order to maintain a quality portfolio of investments. Investments which are deemed candidates for sale are continually monitored until sold and carried at the lower of amortized cost or fair value. In accordance with the Company’s valuation and impairment process, the investment will be monitored quarterly for further declines in fair value at which point an OTTI will be recorded until actual disposal of the investment.

Note 10—disclosures about fair value of financial instruments

Fair value of financial instruments

Included in the Company’s financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or for certain bonds and preferred stocks when carried at the lower of cost or fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values of financial instruments are based on quoted market prices when available. When market prices are not available, fair values are primarily provided by a third party-pricing service for identical or comparable assets, or through the use of valuation methodologies using observable market inputs. These fair values are generally estimated using a discounted cash flow analysis, incorporating current market inputs for similar financial instruments with comparable terms and credit quality. In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price in a hypothetical market. These valuation techniques involve management estimation and judgment for many factors including market bid/ask spreads, and such estimations may become significant with increasingly complex instruments or pricing models.

The Company’s financial assets and liabilities are classified, for disclosure purposes, based on a hierarchy defined by SSAP No. 100, Fair Value Measurements. The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement. For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and Level 2) and unobservable (Level 3). The levels of the fair value hierarchy are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets and liabilities that the Company has the ability to access at the measurement date.

Level 2—Other than quoted prices within Level 1 inputs are observable for the asset or liability, either directly or indirectly.

Level 2 inputs include:

•	Quoted prices for similar assets or liabilities in active markets,

•	Quoted prices for identical or similar assets or liabilities in markets that are not active,

•	Inputs other than quoted prices that are observable for the asset or liability,

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

B-122	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Level 3—Inputs are unobservable inputs for the asset or liability supported by little or no market activity. Unobservable inputs reflect the Company’s own assumptions about the assumptions that market participants would use in pricing the asset or liability. The Company’s data used to develop unobservable inputs is adjusted if information is reasonably available without undue cost and effort that indicates that market participants would use different assumptions.

Net Asset Value (“NAV”) practical expedient—TIAA has elected the NAV practical expedient for certain investments held by its separate account. These investments are excluded from the valuation hierarchy, as these investments are fair valued using their net asset value as a practical expedient since market quotations or values from independent pricing services are not readily available. The separate account assets that have elected the NAV practical expedient represent investments in limited partnerships and limited liability companies that invest in real estate properties. The fair value, determined by the NAV practical expedient, of these assets was $312 million and total unfunded commitments was $337 million at December 31, 2019. For these investments, redemptions are prohibited prior to liquidation.

The following table provides information about the aggregate fair value for all financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV, at December 31, 2019 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)

Assets:

Bonds	$206,635	$189,018	$1,049	$198,586	$7,000	$—

Common stock	757	757	509	—	248	—

Preferred stock	522	415	47	71	404	—

Mortgage loans	33,338	32,441	—	—	33,338	—

Derivatives	931	794	—	401	530	—

Other invested assets	96	76	—	96	—	—

Contract loans	1,803	1,803	—	—	1,803	—

Separate account assets	43,884	43,827	15,246	5,869	22,457	312

Cash, cash equivalents & short term investments	902	902	355	547	—	—

Total	$288,868	$270,033	$17,206	$205,570	$65,780	$312

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

Liabilities:

Deposit-type contracts	$1,600	$1,600	$—	$—	$1,600	$—

Separate account liabilities	43,765	43,765	—	—	43,765	—

Derivatives	192	198	—	192	—	—

Total	$45,557	$45,563	$—	$192	$45,365	$—

The following table provides information about the aggregate fair value for all financial instruments and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, 2018 (in millions):

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)

Assets:

Bonds	$190,702	$187,325	$630	$184,668	$5,404	$—

Common stock	891	891	696	—	195	—

Preferred stock	309	245	28	19	262	—

Mortgage loans	29,276	29,959	—	—	29,276	—

Derivatives	931	968	—	518	413	—

Other invested assets	89	76	—	89	—	—

Contract loans	1,890	1,890	—	—	1,890	—

Separate account assets	38,260	38,289	12,298	5,295	20,491	176

Cash, cash equivalents & short term investments	597	598	117	480	—	—

Total	$262,945	$260,241	$13,769	$191,069	$57,931	$176

Intelligent Variable Annuity ∎ Statement of Additional Information	B-123

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

	Aggregate Fair Value	Statement Value	Level 1	Level 2	Level 3	Net Asset Value (NAV)

Liabilities:

Deposit-type contracts	$1,105	$1,105	$—	$—	$1,105	$—

Separate account liabilities	38,245	38,245	—	—	38,245	—

Derivatives	168	164	—	168	—	—

Total	$39,518	$39,514	$—	$168	$39,350	$—

The estimated fair values of the financial instruments presented above are determined by the Company using market information available as of December 31, 2019 and 2018. Considerable judgment is required to interpret market data in developing the estimates of fair value for financial instruments for which there are no available market value quotations. The estimates presented are not necessarily indicative of the amounts the Company could realize in a market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Level 1 financial instruments

Unadjusted quoted prices for these securities are provided to the Company by independent pricing services. Common stock, preferred stock, and separate account assets in Level 1 primarily include mutual fund investments valued by the respective mutual fund companies, exchange listed equities, and public real estate investment trusts. Bonds included in level 1 represent SVO-identified exchange traded funds that qualify for bond treatment, which are valued using quoted market prices. Cash included in Level 1 represents cash on hand.

Level 2 financial instruments

Bonds included in Level 2 are valued principally by third party pricing services using market observable inputs. Because most bonds do not trade daily, independent pricing services regularly derive fair values using recent trades of securities with similar features. When recent trades are not available, pricing models are used to estimate the fair values of securities by discounting future cash flows at estimated market interest rates. Typical inputs to models used by independent pricing services include but are not limited to benchmark yields, reported trades, broker-dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data, and industry and economic events. Additionally, for loan-backed and structured securities, valuation is based primarily on market inputs including benchmark yields, expected prepayment speeds, loss severity, delinquency rates, weighted average coupon, weighted average maturity and issuance specific information. Issuance specific information includes collateral type, payment terms of underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans.

Preferred stocks included in Level 2 include those which are traded in an inactive market for which prices for identical securities are not available. Valuations are based principally on observable inputs including quoted prices in markets that are not considered active.

Derivative assets and liabilities classified in Level 2 represent over-the-counter instruments that include, but are not limited to, fair value hedges using foreign currency swaps, foreign currency forwards, commodity forwards, interest rate swaps and credit default swaps. Fair values for these instruments are determined internally using market observable inputs that include, but are not limited to, forward currency rates, interest rates, credit default rates and published observable market indices.

Other invested assets in Level 2 are valued by a third party pricing vendor using primarily observable market inputs. Observable inputs include benchmark yields, reported trades, market dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.

Separate account assets in Level 2 consist principally of short-term government agency notes and corporate bonds.

Cash equivalents included in Level 2 are valued principally by third party services using market observable inputs.

Level 3 financial instruments

Valuation techniques for bonds included in Level 3 are generally the same as those described in Level 2 except that the techniques utilize inputs that are not readily observable in the market, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. The Company assesses the significance of unobservable inputs for each security and classifies that security in Level 3 as a result of the significance of unobservable inputs.

Estimated fair value for privately traded common equity securities are principally determined using valuation and discounted cash flow models that require a substantial level of judgment. Included in Level 3 common stock is the Company’s holdings in the Federal Home Loan Bank of New York (“FHLBNY”) stock as described in Note 20 - FHLBNY Membership and Borrowings. As prescribed in the FHLBNY’s capital plan, the par value of the capital stock is $100 and all capital stock is issued, redeemed, repurchased, or transferred at par value. Since there is not an observable market for the FHLBNY’s stock, these securities have been classified as Level 3.

B-124	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Preferred shares are valued using valuation and discounted cash flow models that require a substantial level of judgment.

Mortgage loans are valued using discounted cash flow models that utilize inputs which include loan and market interest rates, credit spreads, the nature and quality of underlying collateral and the remaining term of the loans.

Derivatives assets classified as Level 3 represent structured financial instruments that rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be corroborated by observable market data. Significant inputs that are unobservable generally include references to inputs outside the observable portion of credit curves or other relevant market measures. These unobservable inputs require significant management judgment or assumptions. Level 3 methodologies are validated through periodic comparison of the Company’s fair values to external broker-dealer values.

Contract loans are fully collateralized by the cash surrender value of underlying insurance policies and are valued based on the carrying value of the loan, which is determined to be its fair value, and are classified as Level 3.

Separate account assets classified as Level 3 primarily include directly owned real estate properties, real estate joint ventures and real estate limited partnerships. Directly owned real estate properties are valued on a quarterly basis based on independent third party appraisals. Real estate joint venture interests are valued based on the fair value of the underlying real estate, any related mortgage loans payable and other factors such as ownership percentage, ownership rights, buy/sell agreements, distribution provisions and capital call obligations. Real estate limited partnership interests are valued based on the most recent NAV of the partnership.

Separate account liabilities are accounted for at fair value, except the TIAA Stable Value Separate Account, which supports book value separate account agreements, in which case the assets are accounted for at amortized cost. Separate account liabilities reflect the contractual obligations of the insurer arising out of the provisions of the insurance contract.

Deposit-type contracts are valued based on the accumulated account value, which is determined to be fair value, and are classified as Level 3.

Assets and liabilities measured and reported at fair value

The following table provides information about the aggregate fair value for financial instruments measured and reported at fair value and their level within the fair value hierarchy as well as investments valued at their NAV at December 31, (in millions):

	2019
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,393	$—	$—	$1,393

Industrial and miscellaneous	1,049	158	49	—	1,256

Total bonds	$1,049	$1,551	$49	$—	$2,649

Common stock

Industrial and miscellaneous	$509	$—	$248	$—	$757

Total common stocks	$509	$—	$248	$—	$757

Preferred stock	$—	$—	$28	$—	$28

Total preferred stocks	$—	$—	$28	$—	$28

Derivatives

Interest rate contracts	$—	$12	$—	$—	$12

Foreign exchange contracts	—	396	—	—	396

Total derivatives	$—	$408	$—	$—	$408

Separate accounts assets	$15,227	$4,158	$22,457	$312	$42,154

Total assets at fair value	$16,785	$6,117	$22,782	$312	$45,996

Liabilities at fair value:

Derivatives

Foreign exchange contracts	$—	$164	$—	$—	$164

Credit default swaps	—	3	—	—	3

Total liabilities at fair value	$—	$167	$—	$—	$167

Intelligent Variable Annuity ∎ Statement of Additional Information	B-125

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

	2018
	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total

Assets at fair value:

Bonds

U.S. Government	$—	$1,174	$—	$—	$1,174

Industrial and miscellaneous	630	176	100	—	906

Total bonds	$630	$1,350	$100	$—	$2,080

Common stock

Industrial and miscellaneous	$696	$—	$195	$—	$891

Total common stocks	$696	$—	$195	$—	$891

Preferred stock	$—	$—	$4	$—	$4

Total preferred stocks	$—	$—	$4	$—	$4

Derivatives

Interest rate contracts	$—	$4	$—	$—	$4

Foreign exchange contracts	—	473	—	—	473

Total derivatives	$—	$477	$—	$—	$477

Separate accounts assets	$12,288	$4,089	$20,491	$176	$37,044

Total assets at fair value	$13,614	$5,916	$20,790	$176	$40,496

Liabilities at fair value:

Derivatives

Foreign exchange contracts	$—	$152	$—	$—	$152

Credit default swaps	—	3	—	—	3

Total liabilities at fair value	$—	$155	$—	$—	$155

Reconciliation of Level 3 assets and liabilities measured and reported at fair value:

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2019 (in millions):

	Beginning Balance at 1/1/2019	Transfers into Level 3		Transfers out of Level 3	Total gains & (losses) included in Net Income	Total gains & (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2019

Bonds	$100	$41	[a]	$(45)[b]	(23)	$7	$16	$2	$(46)	$(3)	$49

Common stock	195	—		—	(9)	10	1,652	—	(1,600)	—	248

Preferred stock	4	12	[c]	(18)[d]	—	—	30	—	—	—	28

Separate account assets	20,491	—		—	155	160	3,024	—	(1,757)	384	22,457

Total	$20,790	$53		$(63)	$123	$177	$4,722	$2	$(3,403)	$381	$22,782

[a]	The Company transferred bonds into Level 3 that were measured and reported at fair value.
[b]	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
[c]	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
[d]	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value.

B-126	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The following is a reconciliation of the beginning and ending balances for assets and liabilities measured and reported at fair value using Level 3 inputs at December 31, 2018 (in millions):

	Beginning Balance at 1/1/2018	Transfers into Level 3		Transfers out of Level 3	Total gains (losses) included in Net Income	Total gains (losses) included in Surplus	Purchases	Issuances (Sales)	Settlements	Ending Balance at 12/31/2018

Bonds	$65	$75	[a]	$(38)[b]	$(8)	$7	$1	$(1)	$(1)	$100

Common stock	203	—		(9)[c]	33	(3)	1,039	(1,068)	—	195

Preferred stock	—	44	[d]	(40)[e]	—	—	—	—	—	4

Separate account assets	20,038	—		(176)[f]	55	451	2,214	(1,994)	(97)	20,491

Total	$20,306	$119		$(263)	$80	$455	$3,254	$(3,063)	$(98)	$20,790

[a]	The Company transferred bonds into Level 3 that were measured and reported at fair value.
[b]	The Company transferred bonds out of Level 3 that were not measured and reported at fair value.
[c]	The Company transferred common stocks out of Level 3 due to the availability of observable market data used in the valuation of these securities.
[d]	The Company transferred preferred stocks into Level 3 that were measured and reported at fair value.
[e]	The Company transferred preferred stocks out of Level 3 that were not measured and reported at fair value.
[f]	The Company elected the NAV practical expedient for certain separate account assets that have been transferred out of Level 3.

The Company’s policy is to recognize transfers into and out of Level 3 at the actual date of the event or change in circumstances that caused the transfer.

Quantitative information regarding level 3 fair value measurements

The following table provides quantitative information on significant unobservable inputs (Level 3) used in the fair value measurement of assets that are measured and reported at fair value at December 31, 2019 (in millions):

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Fixed maturity securities:

ABS	$49	Discounted cash Flow	Discount rate	15.9%-17.0%	16.0%

Equity securities:

Common stock	$248	Market comparable	EBITDA multiple	7.9x-14.6x	11.7x

		Equity method	Book value multiple	1.0x	1.0x

		Market comparable	Credit analysis/market comparable	$15.96-$1,248.74	$489.63

Preferred stock	$28	Market comparable	EBITDA multiple	9.9x-11.8x	11.4x

Separate account assets:

Real estate properties and real estate joint ventures	$22,457

Office properties		Income approach—discounted cash flow	Discount rate	5.5%-8.5%	6.6%

			Terminal capitalization rate	4.0%-7.5%	5.5%

		Income approach—direct capitalization	Overall capitalization rate	3.9%-7.0%	5.0%

Industrial properties		Income approach—discounted cash flow	Discount rate	5.3%-9.0%	6.7%

			Terminal capitalization rate	4.3%-8.1%	5.5%

		Income approach—direct capitalization	Overall capitalization rate	3.9%-7.4%	4.9%

Residential properties		Income approach—discounted cash flow	Discount rate	5.3%-7.8%	6.4%

			Terminal capitalization rate	4.3%-6.8%	5.1%

		Income approach—direct capitalization	Overall capitalization rate	3.8%-6.0%	4.6%

Retail properties		Income approach—discounted cash flow	Discount rate	5.3%-11.7%	6.6%

			Terminal capitalization rate	4.8%-9.4%	5.4%

		Income approach—direct capitalization	Overall capitalization rate	3.3%-11.0%	4.9%

Hotel properties		Income approach—discounted cash flow	Discount rate	10.0%-10.0%	10.0%

			Terminal capitalization rate	7.8%-7.8%	7.8%

		Income approach—direct capitalization	Overall capitalization rate	7.5%-7.5%	7.5%

Intelligent Variable Annuity ∎ Statement of Additional Information	B-127

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Separate account real estate assets include the values of the related mortgage loans payable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Mortgage loans payable	$(2,615)

Office and industrial properties			Loan to value ratio	31.6%–59.5%	46.3%

		Discounted cash flow	Equivalency rate	3.1%–4.3%	3.4%

			Loan to value ratio	31.6%–59.5%	46.3%

		Net present value	Weighted average cost of capital risk premium multiple	1.2–1.5	1.3

Residential properties			Loan to value ratio	30.2%–69%	47.8%

		Discounted cash flow	Equivalency rate	3%–3.6%	3.3%

			Loan to value ratio	30.2%–69%	47.8%

		Net present value	Weighted average cost of capital risk premium multiple	1.2–1.7	1.3

Retail properties			Loan to value ratio	33.3%–63.3%	41.1%

		Discounted cash flow	Equivalency rate	3.3%–4%	3.5%

			Loan to value ratio	33.3%–63.3%	41.1%

		Net present value	Weighted average cost of capital risk premium multiple	1.2–1.5	1.3

Separate account real estate assets include the values of the related loan receivable in the table below.

Financial Instrument	Fair Value	Valuation Techniques	Significant Unobservable Inputs	Range of Inputs	Weighted Average

Loan receivable	$1,572

Office, retail and storage properties		Discounted cash flow	Loan to value ratio	31.7%–81.5%	72.5%

			Equivalency rate	3.2%–8.4%	6.0%

Additional Qualitative Information on Fair Valuation Process

The Company has various processes and controls in place to ensure that fair value is reasonably estimated. The procedures and framework for fair value methodologies are approved by the TIAA Valuation Committee. The Risk Management Valuation group is responsible for the determination of fair value in accordance with the procedures and framework approved by the TIAA Valuation Committee.

Risk Management Valuation (1) compares price changes between periods to current market conditions, (2) compares trade prices of securities to fair value estimates, (3) compares prices from multiple pricing sources, and (4) performs ongoing vendor due diligence to confirm that independent pricing services use market-based parameters for valuation. Internal and vendor valuation methodologies are reviewed on an ongoing basis and revised as necessary based on changing market conditions to ensure values represent a reasonable exit price.

Markets in which the Company’s fixed income securities trade are monitored by surveying the Company’s traders. Risk Management Valuation determines if liquidity is active enough to support a Level 2 classification. Use of independent non-binding broker quotations may indicate a lack of liquidity or the general lack of transparency in the process to develop these price estimates, causing them to be considered Level 3.

Level 3 equity investments generally include private equity co-investments along with general and limited partnership interests. Values are derived by the general partners. The partners generally fair value these instruments based on projected net earnings, earnings before interest, taxes depreciation and amortization, discounted cash flow, public or private market transactions, or valuations of comparable companies. When using market comparable, certain adjustments may be made for differences between the reference comparable and the investment, such as liquidity. Investments may also be valued at cost for a period of time after an acquisition, as the best indication of fair value.

With respect to real property investments in TIAA’s Real Estate Account, each property is appraised, and each mortgage loan is valued, at least once every calendar quarter. Each property is appraised by an independent, third party appraiser, reviewed by the Company’s internal appraisal staff and as applicable, the Real Estate Account’s independent fiduciary. Any differences in the conclusions of the Company’s internal appraisal staff and the independent appraiser are reviewed by the independent fiduciary, who will make a final determination. The independent fiduciary was appointed by a special subcommittee of the Investment Committee of TIAA Board of Trustees to, among other things, oversee the appraisal process. The independent fiduciary must approve all independent appraisers used by the Real Estate Account.

B-128	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Mortgage loans payable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral), the liquidity for mortgage loans of similar characteristics, the maturity date of the loan, the return demands of the market.

The loans receivable are valued internally by the Risk Management Valuation group, and reviewed by the Real Estate Account’s independent fiduciary, at least quarterly based on market factors, such as market interest rates and spreads for comparable loans, the liquidity for loans of similar characteristics, the performance of the underlying collateral (such as the loan-to-value ratio and the cash flow of the underlying collateral) and the credit quality of the counterparty. The Real Estate Account continues to use the revised value after valuation adjustments for the loan receivable to calculate the Account’s daily NAV until the next valuation review.

Note 11—restricted assets

The following tables provide information on the amounts and nature of assets pledged to others as collateral or otherwise restricted by the Company as of December 31, (in millions):

	2019
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$363	$—	$32	$—	$395	$636	$(241)	$—	$395	0.12%	0.13%

FHLB capital stock	104	—	—	—	104	82	22	—	104	0.03%	0.03%

On deposit with states	17	—	—	—	17	17	—	—	17	0.01%	0.01%

Pledged as collateral to FHLB (including assets backing funding agreements)	449	—	—	—	449	—	449	—	449	0.14%	0.14%

Pledged as collateral not captured in other categories	35	—	—	—	35	26	9	—	35	0.01%	0.01%

Other restricted assets	99	—	25	—	124	224	(100)	—	124	0.04%	0.04%

Total restricted assets	$1,067	$—	$57	$—	$1,124	$985	$139	$—	$1,124	0.35%	0.36%

	2018
	1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category	Total General Account (G/A)	G/A Supporting (S/A) Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Non admitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets

Collateral held under security lending agreements	$562	$—	$74	$—	$636	$732	$(96)	$—	$636	0.21%	0.21%

FHLB capital stock	82	—	—	—	82	81	1	—	82	0.03%	0.03%

On deposit with states	17	—	—	—	17	18	(1)	—	17	0.01%	0.01%

Pledged as collateral not captured in other categories	26	—	—	—	26	332	(306)	—	26	0.01%	0.01%

Other restricted assets	70	—	154	—	224	42	182	—	224	0.07%	0.07%

Total restricted assets	$757	$—	$228	$—	$985	$1,205	$(220)	$—	$985	0.33%	0.33%

The pledged as collateral not captured in other categories represents derivative collateral the Company has pledged and collateral pledged associated with forward loan purchase agreements.

The other restricted assets represents preferred stocks held within the general account for which the transfer of ownership was restricted by contractual requirements and real estate deposits held within separate accounts.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-129

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

The following tables provide the collateral received and reflected as assets by the Company and the recognized obligation to return collateral assets as of December 31, (in millions):

	2019
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets

General Account:

Cash, cash equivalents and short-term investments	$868	$868	0.32%	0.32%

Securities lending collateral assets	363	363	0.13%	0.13%

Total General Account Collateral Assets	$1,231	$1,231	0.45%	0.45%

Separate Account:

Securities lending collateral assets	$32	$32	0.07%	0.07%

Total Separate Account Collateral Assets	$32	$32	0.07%	0.07%

	2019
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Asset (General Account)	$1,231	0.53%

Recognized Obligation to Return Collateral Asset (Separate Account)	$32	0.07%

	2018
Collateral Assets	Book/Adjusted Carrying Value (BACV)	Fair Value	BACV to Total Assets (Admitted and Nonadmitted)	BACV to Total Admitted Assets

General Account:

Cash, cash equivalents and short-term investments	$756	$756	0.28%	0.29%

Securities lending collateral assets	562	562	0.21%	0.21%

Total General Account Collateral Assets	$1,318	$1,318	0.49%	0.50%

Separate Account:

Securities lending collateral assets	$74	$74	0.19%	0.19%

Total Separate Account Collateral Assets	$74	$74	0.19%	0.19%

	2018
	Amount	% of Total Liabilities

Recognized Obligation to Return Collateral Assets (General Account)	$1,318	0.58%

Recognized Obligation to Return Collateral Asset (Separate Account)	$74	0.19%

The Company receives primarily cash collateral for derivatives. The Company reinvests the cash collateral or uses the cash for general corporate purposes.

Note 12—derivative financial instruments

The Company uses derivative instruments for economic hedging and asset replication purposes. The Company does not engage in derivative financial instrument transactions for speculative purposes. The Company does not enter into derivative financial instruments with financing premiums.

Counterparty and Credit Risk: Derivative financial instruments used by the Company may be exchange-traded or contracted in the over-the-counter market (“OTC”). The Company’s OTC derivative transactions are cleared and settled through central clearing counterparties (“OTC-cleared”) or through bilateral contracts with other counterparties (“OTC-bilateral”). Should an OTC-bilateral counterparty fail to perform its obligations under contractual terms, the Company may be exposed to credit-related losses. The current credit exposure of the Company’s derivatives is limited to the net positive fair value of derivatives at the reporting date, after taking into consideration the existence of netting agreements and any collateral received. All of the credit exposure for the Company from OTC-bilateral contracts is with investment grade counterparties. The Company also monitors its counterparty credit quality on an ongoing basis.

B-130	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company currently has International Swaps and Derivatives Association (“ISDA”) master swap agreements in place with each derivative counterparty relating to OTC transactions. In addition to the ISDA agreement, Credit Support Annexes (“CSA”), which are bilateral collateral agreements, are put in place with a majority of the Company’s derivative OTC-bilateral counterparties. The CSAs allow the Company’s mark-to-market exposure to a counterparty to be collateralized by the posting of cash or highly liquid U.S. government securities. The Company also exchanges cash and securities margin for derivatives traded through a central clearinghouse. As of December 31, 2019 and 2018, counterparties pledged $908 million and $800 million, respectively, of cash collateral and margin to the Company.

The Company must also post collateral or margin to the extent its net position with a given counterparty or clearinghouse is at a loss relative to the counterparty. As of December 31, 2019 and 2018, the Company pledged the following collateral and margin to its counterparties (in millions):

	December 31,
	2019	2018

Cash collateral and margin	$20	$11

Securities collateral and margin	$5	$5

The amount of accounting loss the Company will incur if any party to the derivative contract fails completely to perform according to the terms of the contract and the collateral or other security, if any, for the amount due proved to be of no value to the Company is equal to the gross asset value and accrued interest receivable of all derivative contracts which, as of December 31, 2019, is $876 million.

Certain of the Company’s master swap agreements governing its derivative instruments contain provisions that require the Company to maintain a minimum credit rating from two of the major credit rating agencies. If the Company’s credit rating falls below the specified minimum, each of the counterparties to agreements with such requirements could terminate all outstanding derivative transactions between such counterparty and the Company. The termination requires immediate payment of amounts expected to approximate the net liability positions of such transactions with such counterparty. The aggregate fair value of all derivative instruments with credit-risk-related contingent features in a liability position on December 31, 2019 and 2018 were $30 million and $9 million, respectively, for which the Company posted collateral of $20 million and $9 million, respectively, through the normal course of business.

Derivative Types: The Company utilizes the following types of derivative financial instruments and strategies within its portfolio:

Interest Rate Swaps: The Company enters into interest rate swap contracts to economically hedge against the effect of interest rate fluctuations on certain variable interest rate bonds. The Company does not apply hedge accounting for these derivatives instruments.

Foreign Currency Swap Contracts: The Company enters into foreign currency swap contracts to exchange fixed and variable amounts of foreign currency at specified future dates and at specified rates (in U.S. dollars) as a cash flow hedge to manage currency risks on investments denominated in foreign currencies. The Company applies hedge accounting to certain of these derivatives instruments and fair value accounting to the majority of these derivatives instruments.

Foreign Currency Forward Contracts: The Company enters into foreign currency forward contracts to exchange foreign currency at specified future dates and at specified rates (in U.S. dollars) to manage currency risks on investments denominated in foreign currencies. The Company does not apply hedge accounting for these derivatives instruments.

Purchased Credit Default Swap Contracts: The Company purchases credit default swaps to hedge against unexpected credit events on selective investments held in the Company’s investment portfolio. The Company pays a periodic fee in exchange for the right to put the underlying investment back to the counterparty at par upon a credit event by the underlying referenced issuer. Credit events are typically defined as bankruptcy, failure to pay, or certain types of restructuring. The Company does not apply hedge accounting for these derivatives instruments.

Written Credit Default Swaps used in Replication Transactions: Credit default swaps are used by the Company in conjunction with long-term bonds as replication synthetic asset transactions (“RSAT”). RSATs are derivative transactions (the derivative component) established concurrently with other investments (the cash component) in order to “replicate” the investment characteristics of another permissible instrument (the reference entity). The Company sells credit default swaps on single name corporate or sovereign credits, credit indices, or credit index tranches and provides credit default protection to the buyer. Events or circumstances that would require the Company to perform under a written credit default swap may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, debt restructuring, or default. The Company does not apply hedge accounting for these derivatives instruments.

Asset Swaps: The Company enters into asset swap contracts to hedge against inflation risk associated with its U.S. Treasury Inflation Protected Securities (TIPS). The Company also uses asset swap contracts in certain RSATs. For hedges of its TIPS, the

Intelligent Variable Annuity ∎ Statement of Additional Information	B-131

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Company pays all cash flows received from the TIPS security to the counterparty in exchange for fixed interest rate coupon payments. The Company applies hedge accounting for asset swaps used in hedging transactions, and does not apply hedge accounting for asset swaps used in RSATs.

Total Return Swaps: The Company enters into total return swap contracts in conjunction with long-term bonds as part of its RSAT strategy. The Company does not apply hedge accounting for these derivatives instruments.

Commodity Forward Contracts: The Company enters into forward contracts to sell crude oil at a specified price on a specified future date in order to economically hedge against the effect of fluctuations in crude oil prices on certain equity investments held in its investment portfolio. The Company does not apply hedge accounting for these derivatives instruments.

The table below illustrates the change in net unrealized capital gains and losses and realized capital gains and losses from derivative instruments. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes (in millions):

	December 31, 2019		December 31, 2018		December 31, 2017
Qualifying hedge relationships	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)	Change in Net Unrealized Capital Gain (Loss)	Net Realized Capital Gain (Loss)

Foreign currency swap contract	$(19)	$(5)	$19	$(2)	$(21)	$6

Total qualifying hedge relationships	(19)	(5)	19	(2)	(21)	6

Non-qualifying hedge relationships

Commodity forwards	—	—	18	(24)	(18)	(40)

Foreign currency swaps	(17)	22	493	15	(544)	31

Foreign currency forwards	(71)	108	115	47	(161)	(132)

Interest rate contracts	8	—	1	—	(1)	—

Purchased credit default swaps	—	—	4	(1)	5	—

Total non-qualifying hedge relationships	$(80)	$130	$631	$37	$(719)	$(141)

Derivatives used for other than hedging purposes	—	7	—	23	—	5

Total derivatives	$(99)	$132	$650	$58	$(740)	$(130)

Events or circumstances that would require the Company to perform under a written credit derivative position may include, but are not limited to, bankruptcy, failure to pay, debt moratorium, debt repudiation, restructuring of debt and acceleration, or default. The maximum potential amount of future payments (undiscounted) the Company could be required to make under the credit derivative is represented by the notional amount of the contract. Should a credit event occur, the amounts owed to a counterparty by the Company may be subject to recovery provisions that include, but are not limited to:

1.	Notional amount payment by the Company to Counterparty and/or delivery of physical security by Counterparty to the Company.

2.	Notional amount payment by the Company to Counterparty net of contractual recovery fee.

3.	Notional amount payment by the Company to Counterparty net of auction determined recovery fee.

The Company will record an other-than-temporary impairment loss on a derivative position if an existing condition or set of circumstances indicates there is a limited ability to recover an unrealized loss. For the year ended December 31, 2019, there were no other-than-temporary impairment losses recorded for derivative positions.

The Company enters into replication transactions whereby credit default swaps have been written by the Company on credit indices, credit index tranches, or single name corporate or sovereign credits. Credit index positions represent replications where credit default swaps have been written by the Company on the Dow Jones North American Investment Grade Series of indexes (DJ.NA.IG). Each index is comprised of 125 liquid investment grade credits domiciled in North America and represents a broad exposure to the investment grade corporate market. Index positions also represent replications where credit default swaps have been written by the Company on the Dow Jones North American High Yield Series of indexes (DJ.NA.HY). Each index is comprised of 100 high yield credits domiciled in North America and represents a broad exposure to the high yield corporate market.

The Company writes contracts on the “Senior” tranche of the Dow Jones North American Investment Grade Index Series 25, 27, 29, 31 and 33 (DJ.NA.IG.25, DJ.NA.IG.27, DJ.NA.IG.29, DJ.NA.IG.31 and DJ.NA.IG.33, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 7%-15%. The Company also writes contracts on the “Super Senior” tranche of the Dow Jones North American High Yield Index Series 27 and 31 (DJ.NA.HY.27 and DJ.NA.HY.31, respectively), whereby the Company is obligated to perform should the default rates of each index fall between 35%-100%. The

B-132	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

maximum potential amount of future payments (undiscounted) the Company could be required to make under these positions is represented by the notional amount of the contracts.

Information related to the credit quality of replication positions involving credit default swaps appears below. The values below are listed in order of their NAIC credit designation, with a designation of 1 having the highest credit quality based on the underlying asset referenced by the credit default swap (in millions):

		December 31, 2019			December 31, 2018
	Referenced Credit Obligation	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity	CDS Notional Amount	CDS Estimated Fair Value	Weighted Average Years to Maturity

RSAT NAIC Designation

1 Highest quality	Single name credit default swaps	$—	$—	—	$—	$—	—

	Credit default swaps on indices	8,725	530	3	8,797	413	4
	Subtotal	8,725	530	3	8,797	413	4

2 High quality	Single name credit default swaps	—	—	—	5	—	3

	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	—	—	—	5	—	3

3 Medium quality	Single name credit default swaps	—	—	—	—	—	—

	Credit default swaps on indices	—	—	—	—	—	—
	Subtotal	—	—	—	—	—	—

Total		$8,725	$530	—	$8,802	$413	—

The table below illustrates derivative asset and liability positions held by the Company, including notional amounts, carrying values and estimated fair values. Instruments utilizing hedge accounting treatment are shown as qualifying hedge relationships. Hedging instruments that utilize fair value accounting are shown as non-qualifying hedge relationships. Derivatives used in replication strategies are shown as derivatives used for other than hedging purposes.

		Summary of Derivative Positions
		(in millions)
		December 31, 2019			December 31, 2018
Qualifying hedge relationships		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV

Asset swaps	Assets	$1,210	$—	$(18)	$1,210	$—	$39

	Liabilities	—	—	—	—	—	—

Foreign currency swap contracts	Assets	274	9	11	124	6	2

	Liabilities	882	(32)	(26)	60	(9)	(12)

Total qualifying hedge relationships		$2,366	$(23)	$(33)	$1,394	$(3)	$29

Non-qualifying hedge relationships

Commodity forwards	Assets	$—	$—	$—	$—	$—	$—

	Liabilities	—	—	—	—	—	—

Interest rate contracts	Assets	116	12	12	116	4	4

	Liabilities	—	—	—	—	—	—

Foreign currency swaps	Assets	4,550	383	383	4,729	424	424

	Liabilities	2,451	(124)	(124)	2,200	(148)	(148)

Foreign currency forwards	Assets	789	13	13	1,676	48	48

	Liabilities	2,293	(40)	(40)	521	(4)	(4)

Purchased credit default swaps	Assets	—	—	—	3	—	—

	Liabilities	146	(3)	(3)	301	(3)	(3)

Total non-qualifying hedge relationships		$10,345	$241	$241	$9,546	$321	$321

Intelligent Variable Annuity ∎ Statement of Additional Information	B-133

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

		Summary of Derivative Positions
		(in millions)
		December 31, 2019			December 31, 2018
Derivatives used for other than hedging purposes		Notional	Carrying Value	Estimated FV	Notional	Carrying Value	Estimated FV

Written credit default swaps	Assets	$8,725	$378	$530	$8,797	$486	$413

	Liabilities	—	—	—	5	—	—

Asset swaps and total return swaps	Assets	10	—	—	10	—	—

	Liabilities	—	—	—	—	—	—

Total derivatives used for other than hedging purposes		$8,735	$378	$530	$8,812	$486	$413

Total derivatives		$21,446	$596	$738	$19,752	$804	$763

For the year ended December 31, 2019, the average fair value of derivatives used for other than hedging purposes, was $521 million.

Note 13—separate accounts

The TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account established on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding after-tax variable annuity contracts for employees of non-profit institutions organized in the United States, including governmental institutions. VA-1 is registered with the Securities and Exchange Commission, (the “Commission”) effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account (“SIA”). The SIA was established on October 3, 1994 and invests in a diversified portfolio of equity securities selected to track the overall market for common stocks publicly traded in the United States.

The TIAA Real Estate Account (“REA” or “VA-2”) is a segregated investment account organized on February 22, 1995, under the insurance laws of the State of New York for the purpose of providing an investment option to TIAA’s pension customers to direct investments to an investment vehicle that invests primarily in real estate. VA-2 is registered with the Commission under the Securities Act of 1933 effective October 2, 1995. VA-2’s target is to invest between 75% and 85% of its assets directly in real estate or in real estate-related investments, with the remainder of its assets invested in publicly-traded securities and other instruments easily converted to cash to maintain adequate liquidity.

The TIAA Separate Account VA-3 (“VA-3”) is a segregated investment account organized on May 17, 2006 under the laws of the State of New York for the purposes of funding individual and group variable annuities for retirement plans of employees of colleges, universities, other educational and research organizations, and other governmental and non-profit institutions. VA-3 is registered with the Commission as an investment company under the Investment Company Act of 1940, effective September 29, 2006, and operates as a unit investment trust.

The TIAA Stable Value Separate Account (“TSV”) is an insulated, non-unitized separate account established on March 31, 2010 qualifying under New York Insurance Law 4240(a)(5)(ii). The Separate Account supports a flexible premium group deferred fixed annuity contract intended to be offered to employer sponsored retirement plans. The assets of this account are carried at book value.

In accordance with the domiciliary state procedures for approving items within the separate accounts, the separate accounts classification of the following items are supported by a specific state statute:

Product Identification	Product Classification	State Statute Reference

TIAA Separate Account VA-1	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Real Estate Account	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Separate Account VA-3	Variable annuity	Section 4240 of the New York Insurance Law

TIAA Stable Value	Group deferred fixed annuity	Section 4240(a)(5)(ii) of the New York Insurance Law

The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

B-134	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company’s separate account statement includes legally insulated assets as of December 31 attributed to the following products (in millions):

Product	2019	2018

TIAA Real Estate Account	$27,803	$26,181

TIAA Separate Account VA-3	13,239	9,935

TIAA Separate Account VA-1	1,112	928

TIAA Stable Value	1,673	1,245

Total	$43,827	$38,289

In accordance with the products recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The general account provides the REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. When the REA cannot fund participant requests, the general account will fund the requests by purchasing accumulation units in the REA. Under this agreement, the Company guarantees participants will be able to redeem their accumulation units at their accumulation unit value determined after the transfer or withdrawal request is received in good order.

Additional information regarding separate accounts of the Company is as follows for the years ended December 31, (in millions):

	2019
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$711	$—	$4,475	$5,186

Reserves

For accounts with assets at:

Fair value	$—	$—	$41,653	$41,653

Amortized cost	1,606	—	—	1,606

Total reserves	$1,606	$—	$41,653	$43,259

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$1,606	$—	$—	$1,606

At fair value	—	—	41,653	41,653

Total reserves	$1,606	$—	$41,653	$43,259

*	Withdrawable at book value without adjustment or charge.

	2018
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$459	$—	$4,376	$4,835

Reserves

For accounts with assets at:

Fair value	$—	$—	$36,703	$36,703

Amortized cost	1,205	—	—	1,205

Total reserves	$1,205	$—	$36,703	$37,908

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$1,205	$—	$—	$1,205

At fair value	—	—	36,703	36,703

Total reserves	$1,205	$—	$36,703	$37,908

*	Withdrawable at book value without adjustment or charge.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-135

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

	2017
	Non-indexed Guarantee less than/equal to 4%	Non-indexed Guarantee more than 4%	Non-guaranteed Separate Accounts	Total

Premiums, considerations or deposits	$460	$—	$4,547	$5,007

Reserves

For accounts with assets at:

Fair value	$—	$—	$36,388	$36,388

Amortized cost	932	—	—	932

Total reserves	$932	$—	$36,388	$37,320

By withdrawal characteristics:

Subject to discretionary withdrawal:

At book value without market value adjustment and with current surrender charge of 5% or less*	$932	$—	$—	$932

At fair value	—	—	36,388	36,388

Total reserves	$932	$—	$36,388	$37,320

*	Withdrawable at book value without adjustment or charge.

The following is a reconciliation of transfers to (from) the Company to the Separate Accounts for the years ended December 31, (in millions):

	2019	2018	2017

Transfers reported in the Summary of Operations of the separate accounts statement:

Transfers to separate accounts	$5,513	$5,124	$5,296

Transfers from separate accounts	(4,355)	(4,682)	(4,173)

Transfers reported in the Summary of Operations of the Life, Accident & Health Annual Statement	$1,158	$442	$1,123

Note 14—policy and contract reserves

Policy and contract reserves are determined in accordance with standard valuation methods approved by the Department and are computed in accordance with standard actuarial methodology. The reserves are based on assumptions for interest, mortality and other risks insured.

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioner’s Annuity Reserve Valuation Method (“CARVM”) in accordance with New York State Regulation 151, Actuarial Guideline 43 for variable annuity products and Actuarial Guideline 33 for all other products.

The Company has established policy reserves on deferred and payout annuity contracts issued January 1, 2001 and later that exceed the minimum amounts determined under Appendix A-820, “Minimum Life and Annuity Reserve Standards” of NAIC SAP. The excess above the minimum is as follows (in millions):

	December 31, 2019	December 31, 2018

Deferred and payout annuity contracts issued after 2000	4,156	4,160

The Company performed asset adequacy analysis in order to test the adequacy of its reserves in light of the assets supporting such reserves and determined that its reserves are sufficient to meet its obligations.

For ordinary and collective life insurance, reserves for all policies are calculated in accordance with New York State Insurance Regulation 147. Reserves for regular life insurance policies are computed by the Net Level Premium method for issues prior to January 1, 1990, and by the Commissioner’s Reserve Valuation Method for the vast majority of issues on and after such date. Five-year renewable term policies issued on or after January 1, 1994 use the greater of unitary and segmented reserves, where each segment is equal to the term period. Annual renewable term policies and cost of living riders issued on and after January 1, 1994 uses the segmented reserves, where each segment is equal to one year in length.

Liabilities for incurred but not reported life insurance claims and disability waiver of premium claims are based on historical experience and set equal to a percentage of paid claims. Reserves for amounts not yet due for incurred but not reported disability waiver of premium claims are a percentage of the total active lives disability waiver of premium reserve.

As of December 31, 2019 and 2018, the Company had $285 million and $320 million, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard of valuation set by the Department.

B-136	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Tabular Interest, Tabular Less Actual Reserve Released and Tabular Cost are determined by formulae as prescribed by the NAIC except for deferred annuities, for which tabular interest is determined from the basic data.

Withdrawal characteristics of individual annuity reserves, group annuity reserves, and deposit-type contract funds for the years ended December 31, are as follows (in millions):

	2019
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$24,890	$24,890	13.1%

At book value without adjustment (minimal or no charge or adjustment)	31,760	—	—	31,760	16.8%

Not subject to discretionary withdrawal	132,718	—	—	132,718	70.1%

Total (direct + assumed)	$164,478	$—	$24,890	$189,368	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$164,478	$—	$24,890	$189,368

	2018
INDIVIDUAL ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$22,649	$22,649	12.1%

At book value without adjustment (minimal or no charge or adjustment)	32,596	—	—	32,596	17.4%

Not subject to discretionary withdrawal	132,024	—	—	132,024	70.5%

Total (direct + assumed)	$164,620	$—	$22,649	$187,269	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$164,620	$—	$22,649	$187,269

	2019
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$16,750	$16,750	24.3%

At book value without adjustment (minimal or no charge or adjustment)	27,897	1,598	—	29,495	42.9%

Not subject to discretionary withdrawal	22,559	—	—	22,559	32.8%

Total (direct + assumed)	$50,456	$1,598	$16,750	$68,804	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$50,456	$1,598	$16,750	$68,804

Intelligent Variable Annuity ∎ Statement of Additional Information	B-137

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

	2018
GROUP ANNUITIES:	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$14,042	$14,042	22.9%

At book value without adjustment (minimal or no charge or adjustment)	24,969	1,200	—	26,169	42.6%

Not subject to discretionary withdrawal	21,222	—	—	21,222	34.5%

Total (direct + assumed)	$46,191	$1,200	$14,042	$61,433	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$46,191	$1,200	$14,042	$61,433

	2019
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$14	$14	0.8%

At book value without adjustment (minimal or no charge or adjustment)	1,140	7	—	1,147	70.8%

Not subject to discretionary withdrawal	460	—	—	460	28.4%

Total (direct + assumed)	$1,600	$7	$14	$1,621	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,600	$7	$14	$1,621

			2018
DEPOSIT-TYPE CONTRACTS: (no life contingencies)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

Subject to Discretionary Withdrawal:

At fair value	$—	$—	$12	$12	1.1%

At book value without adjustment (minimal or no charge or adjustment)	1,105	5	—	1,110	98.9%

Not subject to discretionary withdrawal	—	—	—	—	—%

Total (direct + assumed)	$1,105	$5	$12	$1,122	100.0%

Reinsurance ceded	—	—	—	—

Total (net)	$1,105	$5	$12	$1,122

Note 15—management agreements

Under Cash Disbursement and Reimbursement Agreements, the Company serves as the common pay-agent for certain subsidiaries and affiliates. Under management agreements, the Company provides investment advisory and administrative services for TIAA Life and administrative services to TIAA, FSB (“the Bank”) and VA-1. Additionally, effective December 26, 2016, the Company entered into a General Service and Facilities Agreements with Nuveen, LLC, for the Company to provide and receive general services at cost inclusive of charges for overhead.

As the common pay-agent, the Company allocated expenses of $2,002 million, $2,122 million and $1,924 million to its various subsidiaries and affiliates for the years ended December 31, 2019, 2018 and 2017, respectively. The expense allocation process determines the portion of the operating expenses attributable to each legal entity based on defined allocation methodologies. These methodologies represent either shared or direct costs depending on the nature of the service provided. At the completion of the allocation process all expenses are assigned to a legal entity.

Activities necessary for the operation of the College Retirement Equities Fund (“CREF”), a companion organization of TIAA, are provided at-cost by the Company and two of its subsidiaries, TIAA-CREF Investment Management, LLC (“TCIM”) and TIAA-CREF Individual and Institutional Services, LLC (“TC Services”). Such services are provided in accordance with an Administrative Service Agreement between CREF and the Company, Investment Management Agreement between CREF and TCIM, and a Principal

B-138	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

Underwriting and Distribution Services Agreement between CREF and TC Services (collectively the “CREF Agreements”). The Company is the common pay-agent for CREF, TCIM, and TC Services. The Company collects the investment management and distribution expense reimbursements from CREF and then remits those payments to TCIM and TC Services. The administration expenses incurred by the Company are included in operating expenses and offset against the related expense reimbursements received from CREF. The expense reimbursements under The CREF Agreements and the equivalent expenses, amounted to approximately $667 million, $731 million, and $808 million for the years ended December 31, 2019, 2018 and 2017, respectively.

TC Services maintains a Distribution Agreement with the Company under which TC Services is the principal underwriter and distributor for variable annuities issued by the Company. TC Services also maintains a Distribution Agreement with the Company under which TC Services is the distributor for proprietary and nonproprietary mutual funds. Such activities performed by TC Services are on a cost reimbursement basis. The Company paid $259 million, $190 million and $154 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Effective February 2019, the Company renewed a General Service Agreement whereby the Company provides general administrative services such as technology, marketing, finance, corporate overhead and individual advisory services to the Bank. Expense allocations to the Bank were $105 million, $109 million, and $86M for the years ended December 31, 2019, 2018, and 2017, respectively.

Teachers Advisors, LLC (“Advisors”) provides investment advisory services for VA-1, certain proprietary funds and other separately managed portfolios in accordance with investment management agreements. Nuveen Securities, LLC (“Securities”), an indirect subsidiary of Nuveen, LLC, and TC Services distribute variable annuity contracts for VA-1, REA and VA-3 as well as registered securities for certain proprietary funds and non-proprietary mutual funds.

January 1, 2018, the Company entered into Investment Management Agreements with Advisors and Nuveen Alternatives Advisors, LLC, wholly-owned subsidiaries of Nuveen, LLC, to manage, at a negotiated fee, investments held within the Company’s General Account including investments owned by investment subsidiaries of the Company. The Company paid $215 million and $219 million to Advisors and $219 million and $203 million to Nuveen Alternatives Advisers, LLC, for the years ended December 31, 2019 and 2018, respectively.

January 1, 2018, the Company entered into an Omnibus Service Agreement with Nuveen, LLC, pursuant to which Nuveen, LLC directly or through its subsidiaries agreed to provide services complementary to investment management to the Company at cost, inclusive of charges for overhead. The Company paid $7 million to Nuveen, LLC for the years ended December 31, 2019 and 2018, respectively.

Effective January 1, 2019, the Company entered into a sublease agreement for certain leases and leasehold improvements with Nuveen Services, LLC. The Company makes the applicable lease payments on behalf of Nuveen Services, LLC and then allocates those costs. Under the sublease agreement, the Company allocated $15 million to Nuveen Services, LLC for the year ended December 31, 2019.

All services necessary for the operation of the TIAA Real Estate Separate Account (“REA”) are provided at-cost by the Company and TC Services. The Company provides investment management and administrative services for the REA in accordance with an Investment Management and Administrative Agreement. Distribution services for the REA are provided in accordance with a Distribution Agreement among TC Services, the Company and the REA (collectively the “Agreements”). The Company and TC Services receive payments from the REA on a daily basis according to formulae established annually and adjusted periodically for performance of these Agreements. The daily fee is based on an estimate of the at-cost expenses necessary to operate the REA and is based on projected REA expense and asset levels, with the objective of keeping the fees as close as possible to actual expenses attributable to operating the REA. At the end of each quarter, any differences between the daily fees paid and actual expenses for the quarter are added to or deducted from REA’s fee in equal daily installments over the remaining days in the immediately following quarter. Reimbursements collected under the Agreements amounted to approximately $150 million, $141 million, and $157 million for the periods ended December 31, 2019, 2018 and 2017, respectively.

Effective February 2018, the Company entered into a Service Agreement with the Bank, whereby the Bank provides general services in support of the Company’s and its subsidiaries’ activities at cost inclusive of charges for overhead. The Company paid $11 million and $6 million to the Bank for the years ended December 31, 2019 and 2018, respectively.

The Bank services certain residential mortgage loans held by the Company. As of December 31, 2019 and 2018, the Company held $734 million and $825 million of residential mortgage loans serviced by the Bank, respectively.

Note 16—federal income taxes

By charter, the Company is a stock life insurance company operating on a non-profit basis. However, the Company has been fully subject to federal income taxation as a stock life insurance company since January 1, 1998.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-139

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

The application of SSAP No. 101 Income Taxes requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTA to an amount which is more likely than not to be realized. Based on the weight of all available evidence, the Company has not recorded a valuation allowance on DTAs at December 31, 2019 or December 31, 2018.

Components of the net deferred tax asset/(liability) are as follows (in millions):

	12/31/2019			12/31/2018			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

a) Gross deferred tax assets	$6,009	$271	$6,280	$6,115	$391	$6,506	$(106)	$(120)	$(226)

b) Statutory valuation allowance	—	—	—	—	—	—	—	—	—

c) Adjusted gross deferred tax assets (a–b)	6,009	271	6,280	6,115	391	6,506	(106)	(120)	(226)

d) Deferred tax assets non-admitted	2,847	—	2,847	3,135	—	3,135	(288)	—	(288)

e) Subtotal net admitted deferred tax asset (c-d)	3,162	271	3,433	2,980	391	3,371	182	(120)	62

f) Deferred tax liabilities	545	482	1,027	499	470	969	46	12	58

g) Net admitted deferred tax assets/(net deferred tax liability) (e–f)	$2,617	$(211)	$2,406	$2,481	$(79)	$2,402	$136	$(132)	$4

	12/31/2019			12/31/2018			Change
	(1) Ordinary	(2) Capital	(3) (Col 1+2) Total	(4) Ordinary	(5) Capital	(6) (Col 4+5) Total	(7) (Col 1–4) Ordinary	(8) (Col 2–5) Capital	(9) (Col 7+8) Total

Admission calculation components SSAP No. 101

a) Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—

b) Adjusted gross DTA expected to be realized (excluding the amount of DTA from (a) above after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	2,346	60	2,406	2,365	37	2,402	(19)	23	4

1. Adjusted gross DTA expected to be realized following the balance sheet date	2,346	60	2,406	2,365	37	2,402	(19)	23	4

2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	5,466	XXX	XXX	5,355	XXX	XXX	111

c) Adjusted gross DTA (excluding the amount of DTA from (a) and (b) above) offset by gross DTL	816	211	1,027	615	354	969	201	(143)	58

d) DTA admitted as the result of application of SSAP No. 101. Total ((a)+(b)+(c))	$3,162	$271	$3,433	$2,980	$391	$3,371	$182	$(120)	$62

	2019	2018

Ratio Percentage Used to Determine Recovery Period and Threshold Limitation Amount	930%	828%

Amount Of Adjusted Capital And Surplus Used To Determine The Threshold Limitation In (b)2 Above (in millions)	$36,441	$35,697

	12/31/2019		12/31/2018		Change
	(1) Ordinary	(2) Capital	(3) Ordinary	(4) Capital	(5) (Col 1–3) Ordinary	(6) (Col 2–4) Capital

Impact of Tax Planning Strategies: (in millions)

Determination of adjusted gross DTAs and net admitted DTAs, by tax character as a percentage

Adjusted gross DTAs amount from above	$6,009	$271	$6,115	$391	$(106)	$(120)

Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies	—%	—%	—%	—%	—%	—%

Net admitted adjusted gross DTAs amount from above	$3,162	$271	$2,980	$391	$182	$(120)

Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	10.34%	—%	—%	—%	10.34%	—%

B-140	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

The Company does not have tax-planning strategies that include the use of reinsurance.

The Company has no temporary differences for which DTLs are not recognized.

Income taxes incurred consist of the following major components (in millions):

	2019	2018	2017

Current Income Tax:

Federal income tax expense (benefit)	$(189)	$(330)	$(698)

Foreign taxes	—	—	—

Subtotal	$(189)	$(330)	$(698)

Federal income taxes expense on net capital gains	204	431	619

Generation/(utilization) of loss carry-forwards	(15)	(101)	79

Intercompany tax sharing expense/(benefit)	(2)	(6)	11

Other	19	(17)	(15)

Federal and foreign income tax expense/(benefit)	$17	$(23)	$(4)

	12/31/2019	12/31/2018	Change

Deferred Tax Assets:

Ordinary:

Policyholder reserves	$582	$572	$10

Investments	608	600	8

Policyholder dividends accrual	397	395	2

Fixed assets	202	188	14

Compensation and benefits accrual	285	300	(15)

Net operating loss carry-forward	675	661	14

Other (including items < 5% of total ordinary tax assets)	551	510	41

Intangible assets – business in force and software	2,709	2,889	(180)

Subtotal	$6,009	$6,115	$(106)

Statutory valuation allowance adjustment	$—	$—	$—

Non-admitted	2,847	3,135	(288)

Admitted ordinary deferred tax assets	$3,162	$2,980	$182

Capital:

Investments	$251	$371	$(120)

Real estate	20	20	—

Subtotal	$271	$391	$(120)

Statutory valuation allowance adjustment	—	—	—

Non-admitted	—	—	—

Admitted capital deferred tax assets	271	391	(120)

Admitted deferred tax assets	$3,433	$3,371	$62

	12/31/2019	12/31/2018	Change

Deferred Tax Liabilities:

Ordinary:

Investments	$235	$138	$97

Reserves transition adjustment	307	359	(52)

Other (including items < 5% of total ordinary tax liabilities)	3	2	1

Subtotal	$545	$499	$46

Capital:

Investments	482	470	12

Subtotal	$482	$470	$12

Deferred tax liabilities	$1,027	$969	$58

Net Deferred Tax:

Assets/Liabilities	$2,406	$2,402	$4

Intelligent Variable Annuity ∎ Statement of Additional Information	B-141

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

The provision for federal and foreign income taxes incurred differs from the amount obtained by applying the statutory federal income tax rate to income before income taxes. The significant items causing this difference at December 31, 2019 are as follows (in millions):

Description	Tax Effect	Effective Tax Rate

Provision computed at statutory rate	$387	21.00%

Dividends received deduction	(80)	(4.35)%

Amortization of interest maintenance reserve	(56)	(3.04)%

Statutory impairment of affiliated common stock	41	2.23%

Current year deferred only adjustments	(36)	(1.95)%

Tax effect of change in net unrealized capital gains & losses	58	3.15%

Other	(13)	(0.68)%

Total statutory income taxes	$301	16.36%

Federal and foreign income tax incurred—Ordinary	$17	0.94%

Federal and foreign income tax incurred—Capital	—	—%

Change in net deferred income tax charge (benefit)	284	15.42%

Total statutory income taxes	$301	16.36%

As of December 31, 2019, the Company had the following net operating loss carry forwards (in millions):

Year Incurred	Operating Loss	Year of Expiration

2008	$451	2023

2012	1,267	2027

2014	357	2029

2015	860	2030

2016	1	2031

2017	275	2032

2018	2	Indefinite

Total	$3,213

As of December 31, 2019, the Company has foreign tax credit carry forwards with expiration dates through the year 2029 (in millions):

Year Incurred	Foreign Tax Credit	Year of Expiration

2015	$5	2025

2018	2	2028

2019	3	2029

Total	$10

Due to the Tax Cuts and Jobs Act, carryback of NOLs generated after December 31,2017 are disallowed. Consequentially, ordinary income tax paid in year 2017 and prior may not be recouped in the event of future net losses. There was no tax expense for 2017 through 2019 that is available for recoupment.

At December 31, 2019, and 2018, the Company has no capital loss carry forwards.

At December 31, 2019, the Company has general business credits of $32 million generated during the years 2004 to 2018 and expiring between 2024 to 2038.

The Company does not have any protective tax deposits on deposit with the Internal Revenue Service under IRC Section 6603.

Beginning in 1998, the Company filed a consolidated federal income tax return with its includable affiliates (the “consolidating companies”). The consolidating companies participate in tax-sharing agreements. Under the general agreement, which applies to all of the below listed entities except those denoted with an asterisk (*), current federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments or receive reimbursements to the extent their income (loss) contributes to or reduces consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return.

B-142	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

1) 730 Texas Forest Holdings, Inc.

2) AMC Holding, Inc.

3) Business Property Lending, Inc.

4) CustomerOne Financial Network, Inc.

5) Elite Lender Services, Inc.

6) EverTrade Direct Brokerage, Inc.

7) GreenWood Resources, Inc.

8) JWL Properties, Inc.

9) MyVest Corporation

10) ND Properties, Inc.

11) NIS/R&T, Inc.*

12) Nuveen Holdings, Inc.*

13) Nuveen Holdings I, Inc.*

14) Nuveen Investments, Inc.*

15) Nuveen Investments Holdings, Inc.*

16) Nuveen Securities, LLC*

17) Oleum Holding Company, Inc.

18) T-C Europe Holding, Inc.

19) T-C SP, Inc.

20) T-Investment Properties Corp.

21) Teachers Personal Investors Services, Inc.

22) Terra Land Company

23) TIAA-CREF Life Insurance Company

24) TIAA Board of Overseers

25) TIAA-CREF Tuition Financing, Inc.

26) TIAA Commercial Finance, Inc.

27) TIAA FSB Holdings, Inc.

28) TIAA, FSB

29) Tygris Asset Finance, Inc.

30) Tygris Commercial Finance Group, Inc.

31) Westchester Group Asset Management, Inc.

32) Westchester Group Farm Management, Inc.

33) Westchester Group Investment Management Holding Company, Inc.

34) Westchester Group Investment Management, Inc.

35) Westchester Group Real Estate, Inc.

The companies denoted with an asterisk above (collectively, “Nuveen subgroup”), are subject to a separate tax sharing agreement, under which current federal income tax expense (benefit) is computed on a separate subgroup return basis. Under the Agreement, Nuveen Holdings I, Inc. makes payments to TIAA for amounts equal to the federal income payments that the Nuveen subgroup would be obliged to pay the federal government if the Nuveen subgroup had actually filed a separate consolidated tax return. Nuveen Holdings I, Inc. is reimbursed for the subgroup losses to the extent that the subgroup tax return reflects a tax benefit that the Nuveen subgroup could have carried back to a prior consolidated return year.

Amounts receivable from (payable to) the Company’s subsidiaries for federal income taxes are ($14) million and ($45) million at December 31, 2019 and 2018, respectively.

The Company’s tax years 2014 through 2018 are open to examination by the Internal Revenue Service (“IRS”). As of December 31, 2019, the Company had no repatriation transition tax liability.

Note 17—pension plan and post-retirement benefits

The Company maintains a qualified, non-contributory defined contribution money purchase plan covering substantially all employees, including employees of Nuveen Services, LLC and TIAA, FSB. All employee plan liabilities are fully funded through retirement annuity contracts. Contributions are made to each participant’s contract based on a percentage of salary, with the applicable percentage varying by attained age. All contributions are fully vested after three years of service. Forfeitures arising from terminations prior to vesting are used to reduce future employer contributions. The statements of operations include contributions to the plan of approximately $58 million, $53 million and $58 million for the years ended December 31, 2019, 2018 and 2017, respectively. This includes supplemental contributions made to company-owned annuity contracts under a non-qualified deferred compensation plan.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-143

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

The Company previously provided pension benefits through an unfunded Supplemental Executive Retirement Plan (“SERP”) to certain select executives and any TIAA associate deemed eligible by the Board of Trustees. The SERP provided an annual retirement benefit payable at normal retirement. The obligations of the Company under the SERP are unfunded, unsecured promises to make future payments. As such, the plan has no assets. Contributions for a given period are equal to the benefit payments for that period. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	SERP
	2019	2018	2017

Benefit obligation	$38	$37	$41

Net period benefit cost	$2	$2	$2

In addition to the defined contribution plan and SERP, the Company provides certain other post-retirement life and health insurance benefits to eligible retired employees who meet prescribed age and service requirements. The benefit obligation and net periodic benefit cost of this plan for the years ended December 31, are as follows (in millions):

	Post-retirement Benefits
	2019	2018	2017

Benefit obligation	$75	$74	$102

Net period benefit cost	$(1)	$2	$1

Note 18—repurchase and securities lending programs

Repurchase Program

The Company has a repurchase program to sell and repurchase securities for the purposes of providing additional liquidity. For repurchase agreements, the Company’s policy requires a minimum of 95% of the fair value of securities transferred under repurchase agreements to be maintained as collateral.

The Company has procedures in place to monitor the value of the collateral held and the fair value of the securities transferred under the agreements. If at any time the value of the collateral received from the counterparty falls below 95% of the fair value of the securities transferred, the Company is entitled to receive additional collateral from its counterparty. The Company monitors the estimated fair value of the securities sold under the agreements on a daily basis with additional collateral sent/obtained a necessary. If the counterparty were to default on its obligation to return the securities sold under the agreement on the repurchase date, the Company has the right to retain the collateral.

During the years ended December 31, 2019 and 2018, the Company engaged in certain repurchase transactions as cash taker. These transactions were “bilateral” in nature and the Company did not engage in any “Tri-party” repurchase transactions during the year. Additionally, there were no securities sold during the years ended December 31, 2019 and 2018 that resulted in default.

As of December 31, 2019 and 2018, the Company had no outstanding repurchase agreements.

Securities Lending Program

The Company has a securities lending program whereby it may lend securities to qualified institutional borrowers to earn additional income. The Company receives collateral (in the form of cash) against the loaned securities and maintains collateral in an amount not less than 102% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Company the next business day. Cash collateral received by the Company will generally be invested in high-quality short-term instruments or bank deposits.

As of December 31, 2019, the estimated fair value of the Company’s securities on loan under the program was $355 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2019, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $363 million included in “Payable for collateral for securities loaned”. This collateral received is cash and has not been sold or re-pledged as of December 31, 2019.

Of the cash collateral received from the program, $363 million is held as cash as of December 31, 2019. Thus, the collateral remains liquid and could be returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value

Open	$363	$363

Total collateral reinvested	$363	$363

B-144	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

As of December 31, 2018 the estimated fair value of the Company’s securities on loan under the program was $548 million. The estimated fair value of collateral held by the Company for the bonds on loan as of December 31, 2018, was reported in “Securities lending collateral assets” with an offsetting collateral liability of $562 million included in “Payable for collateral for securities loaned.” This collateral received was cash and had not been sold or re-pledged as of December 31, 2018.

Of the cash collateral received from the program, $392 million was held as cash as of December 31, 2018, with the remaining $170 million invested in overnight Treasury reverse repurchase agreements. Thus, the collateral was liquid and could have been returned in the event of a collateral call. The amortized cost and fair value of the reinvested cash collateral by the maturity date of the invested asset is as follows (in millions):

	Amortized Cost	Fair Value

Open	$392	$392

30 Days or less	170	170

Total collateral reinvested	$562	$562

Note 19—Federal Home Loan Bank of New York membership and borrowings

The Company is a member of the FHLBNY. Through its membership, the Company has the ability to conduct business activity (“Advances”) with the FHLBNY. It is part of the Company’s strategy to utilize these funds to provide additional liquidity to supplement existing sources. The Company is required to pledge collateral to the FHLBNY in the form of eligible securities for all advances received. The Company considers the amount of collateral pledged to the FHLBNY as the amount encumbered by advances from the FHLBNY at a point in time. The Company has determined the estimated maximum borrowing capacity as about $15,780 million. The Company calculated this amount using 5% of total net admitted assets at the current reporting date.

The following table shows the FHLBNY capital stock held as of December 31, (in millions):

	2019			2018
	Total	General Account	Separate Account	Total	General Account	Separate Account

Membership stock—class A	$—	$—	$—	$—	$—	$—

Membership stock—class B	84	84	—	82	82	—

Activity stock	21	21	—	—	—	—

Excess stock	—	—	—	—	—	—

Total	$105	$105	$—	$82	$82	$—

Membership stock at December 31, 2019 and 2018, is not eligible for redemption.

The Company had $460 million in funding agreements outstanding at December 31, 2019. No borrowings or funding agreements were outstanding as of December 31, 2018.

The following table shows the maximum collateral pledged to FHLBNY during the year ending December 31, (in millions):

	2019			2018
	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral	Fair Value	Carrying Value	Amount Borrowed at Time of Maximum Collateral

General account	$1,375	$1,333	$1,285	$1,390	$1,359	$1,300

Separate account	—	—	—	—	—	—

Total	$1,375	$1,333	$1,285	$1,390	$1,359	$1,300

The following table shows the maximum borrowing from FHLBNY during the year ending December 31, (in millions):

	2019			2018
	Total	General Account	Separate Account	Total	General Account	Separate Account

Debt	$1,285	$1,285	$—	$1,300	$1,300	$—

Funding agreements	—	—	—	—	—	—

Other	—	—	—	—	—	—

Total	$1,285	$1,285	$—	$1,300	$1,300	$—

Intelligent Variable Annuity ∎ Statement of Additional Information	B-145

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

Note 20—capital and contingency reserves and shareholders’ dividends restrictions

The portion of contingency reserves represented or reduced by each item below for the years ended December 31 are as follows (in millions):

	2019	2018	2017

Change in net unrealized capital gains (losses)	$118	$(359)	1,070

Change in asset valuation reserve	(1,063)	129	(1,221)

Change in net deferred income tax	(284)	(147)	(4,554)

Change in non-admitted assets	365	708	3,402

Change in post-retirement benefit liability	(8)	7	(5)

As of December 31, 2019 and 2018, the portion of contingency reserves represented by cumulative net unrealized gains was $2,616 million and $2,498 million, gross of deferred taxes, respectively.

Capital: The Company has 2,500 shares of Class A common stock authorized, issued and outstanding. All of the outstanding common stock of the Company is held by the TIAA Board of Overseers, a not-for-profit corporation created for the purpose of holding the common stock of the Company. By charter, the Company operates without profit to its sole shareholder.

Surplus Notes: On May 8, 2017, the Company issued surplus notes in an aggregate principal amount of $2,000 million. The notes bear interest at an annual rate of 4.270%, and have a maturity date of May 15, 2047. Proceeds from the issuance of the notes were $1,994 million, net of issuance discount. Interest on the notes is scheduled to be paid semiannually on May 15 and November 15 of each year through the maturity date.

In May 2017, the Company completed a tender offer in which it extinguished $950 million principal of its 6.850% surplus notes issued on December 16, 2009 and due to mature on December 16, 2039. The 2017 interest paid was $26 million and total interest paid was $481 million on the tendered notes. The Company paid a premium of $373 million due to the early redemption of these surplus notes which is reported in net operating expenses.

The following table provides information related to the Company’s outstanding surplus notes as of December 31, 2019 (in millions):

Date Issued	Interest Rate	Par Value (Face Amount of Notes)	Carrying Value of Note	Interest Paid Year to Date	Principal and / or Interest Paid Inception to Date	Date of Maturity

12/16/2009	6.850%	$1,050	$1,049	$72	$719	12/16/2039

09/18/2014	4.900%	1,650	1,649	81	404	09/15/2044

09/18/2014	4.375%*	350	349	15	76	09/15/2054

05/08/2017	4.270%	2,000	1,994	85	215	05/15/2047

Total		$5,050	$5,041	$253	$1,414

*

The Company will bear interest at a fixed annual rate of 4.375% from and including September 18, 2014 to but excluding September 15, 2024 payable semi-annually in arrears on March 15 and September 15 of each year, commencing March 15, 2015, then at an annual floating rate equal to Three-Month LIBOR plus 2.661% from and including September 15, 2024 to but excluding the date on which the Fixed-to-Floating Rate Notes are paid in full, payable quarterly, in arrears on March 15, June 15, September 15 and December 15 of each year, commencing December 15, 2024.

The instruments listed in the above table, are unsecured debt obligations of the type generally referred to as “surplus notes” and are issued in accordance with Section 1307 of the New York Insurance Law. The surplus notes are subordinated in right of payment to all present and future indebtedness, policy claims and other creditor claims of the Company and rank pari passu with any future surplus notes of the Company and with any other similarly subordinated obligations.

The notes were issued in transactions pursuant to Rule 144A under the Securities Act of 1933, as amended, and the notes are evidenced by one or more global notes deposited with a custodian for, and registered in the name of a nominee of, The Depository Trust Company.

No subsidiary or affiliate of the Company is an obligor or guarantor of the notes, which are solely obligations of the Company. No affiliates of the Company hold any portion of the notes.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company. Under New York Insurance Law, the notes are not part of the legal liabilities of the Company. The notes are not scheduled to repay any principal prior to maturity. Each payment of interest and principal may be made only with the prior approval of the Superintendent and only out of the Company’s surplus funds, which the Superintendent of the Department

B-146	Statement of Additional Information ∎ Intelligent Variable Annuity

continued

determines to be available for such payments under New York Insurance Law. In addition, provided that approval is granted by the Superintendent of the Department, the notes may be redeemed at the option of the Company at any time at the “make-whole” redemption price equal to the greater of the principal amount of the notes to be redeemed, or the sum of the present values of the remaining scheduled interest and principal payments, excluding accrued interest as of the redemption date, discounted to the redemption date on a semi-annual basis at the adjusted Treasury rate plus a pre-defined spread, plus in each case, accrued and unpaid interest payments on the notes to be redeemed to the redemption date.

Dividend Restrictions: Under the New York Insurance Law, the Company is permitted without prior insurance regulatory clearance to pay a stockholder dividend as long as the aggregated amount of all such dividends in any calendar year does not exceed the lesser of (i) 10% of its surplus to policyholders as of the immediately preceding calendar year and (ii) its net gain from operations for the immediately preceding calendar year (excluding realized investment gains). The Company has not paid dividends to its shareholder.

Note 21—contingencies and guarantees

Subsidiary and affiliate guarantees:

At December 31, 2019, the Company has a financial support agreement with TIAA Life. Under this agreement, the Company will provide support so TIAA Life will have the greater of (a) capital and surplus of $250 million, (b) the amount of capital and surplus necessary to maintain TIAA Life’s capital and surplus at a level not less than 150% of the NAIC Risk Based Capital model or (c) such other amount as necessary to maintain TIAA Life’s financial strength rating at least the same as the Company’s rating at all times. Since this obligation is not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. At December 31, 2019, the capital and surplus of TIAA Life was in excess of the minimum capital and surplus amount referenced, and its total adjusted capital was in excess of the referenced RBC-based amount calculated at December 31, 2019.

The Company has agreed that it will cause TIAA Life to be sufficiently funded at all times in order to meet all its contractual obligations on a timely basis including, but not limited to, obligations to pay policy benefits and to provide policyholder services. This agreement is not an evidence of indebtedness or an obligation or liability of the Company and does not provide any creditor of TIAA Life with recourse to or against any of the assets of the Company.

The Company has unconditionally guaranteed $1,000 million in 4.0% senior unsecured notes issued by Nuveen, LLC due in 2028. The Company agrees to cause any such payment to be made punctually when and as the same shall become due and payable, whether at maturity, upon acceleration, redemption, repayment or otherwise, and as if such payment were made by Nuveen, LLC. The guarantee is made to/on behalf of a wholly-owned subsidiary, and as such the liability is excluded from recognition. The maximum potential amount of future payments the Company could be required to make under the guarantee as of December 31, 2019, is $1,367 million, which includes the future undiscounted interest payments. Should action under the guarantee be required, the Company would contribute cash to Nuveen, LLC, to fund the obligation, thereby increasing the Company’s investment in Nuveen, LLC, as reported in other invested assets. Based on Nuveen, LLC’s financial position and operations, the Company views the risk of performance under this guarantee as remote.

Additionally, the Company has the following agreements and lines of credit with subsidiaries, affiliates, and other related parties:

Related to the 2014 acquisition of Nuveen Investments, Inc., Nuveen Finance, the Acquirer and an indirectly owned subsidiary of TIAA, recorded contingent purchase related liabilities which were payable based upon contractual terms during 2017 and 2018. The Company had agreed to fund these obligations in the event required payments to Windy City Investments Holdings, L.L.C. (“WCLLC”), the seller of Nuveen Investments, Inc., are not made by Nuveen Finance. Nuveen Finance paid $112 million of the liability during 2018, resulting in no remaining liability as of December 31, 2018. The $112 million payment was related to an earn-out which had the potential to be up to $278 million, pursuant to the terms of the Purchase and Sale Agreement, as amended. Subsequent to the earn-out payment, WCLLC filed a complaint in the Court of Chancery of the State of Delaware that generally alleges, among other things, that Nuveen, LLC improperly calculated the earn-out amount. Nuveen, LLC intends to defend against this lawsuit vigorously, but is unable to predict the outcome of this lawsuit or reasonably estimate a range of possible loss.

The Company provides a $100 million unsecured 364-day revolving line of credit arrangement with TIAA Life. $30 million of this facility is maintained on a committed basis with an expiration date of July 6, 2020. As of December 31, 2019, there were no balances outstanding.

The Company also provides a $1,000 million uncommitted line of credit to certain accounts of CREF and certain TIAA-CREF Funds (“Funds”). Loans under this revolving credit facility are for a maximum of 60 days and are made solely at the discretion of the Company to fund shareholder redemption requests or other temporary or emergency needs of CREF and the Funds. As of December 31, 2019, there were no balances outstanding. It is the intent of the Company, CREF and the Funds to use this facility as a supplemental liquidity facility, which would only be used after CREF and the Funds have exhausted the availability of the current $1,000 million committed credit facility maintained with a group of banks.

Intelligent Variable Annuity ∎ Statement of Additional Information	B-147

Notes to statutory-basis financial statements

Teachers Insurance and Annuity Association of America

The Company guarantees CREF transfers to the Company for the immediate purchase of lifetime payout annuities will produce guaranteed payments that will never be less than the amounts calculated at the stipulated interest rate and mortality defined in the applicable CREF contract.

The Company also provides a $300 million unsecured and uncommitted 364-day revolving line of credit arrangement with the Bank. This line has an expiration date of September 9, 2020. As of December 31, 2019, there were no balances outstanding.

The Company also provides a $100 million committed 364-day revolving line of credit arrangement with Nuveen, LLC. This line has an expiration date of December 27, 2020. As of December 31, 2019, there were no balances outstanding.

The Company provided a $23 million committed line of credit arrangement with TIAA Charitable, Inc. Effective September 20, 2019, the credit agreement was terminated, and all outstanding amounts advanced under the credit agreement through September 20, 2019, were forgiven.

Separate Account Guarantees: The Company provides mortality and expense guarantees to VA-1, for which it is compensated. The Company guarantees, at death, the total death benefit payable from the fixed and variable accounts will be at least a return of total premiums paid less any previous withdrawals. The Company also guarantees expense charges to VA-1 participants will never rise above the maximum amount stipulated in the contract.

The Company provides mortality, expense and liquidity guarantees to REA and is compensated for these guarantees. The Company guarantees once REA participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to REA participants will never rise above the maximum amount stipulated in the contract. The Company provides REA with a liquidity guarantee to ensure it has funds available to meet participant transfer or cash withdrawal requests. If REA cannot fund participant requests, TIAA’s general account will fund them by purchasing accumulation units. Under this agreement, TIAA guarantees that participants will be able to redeem their accumulation units at the accumulation unit value next determined after the transfer or withdrawal request is received in good order.

As of December 31, 2019, there are no outstanding liquidity units under the liquidity guarantee provided to REA by the Company.

The Company provides mortality and expense guarantees to VA-3 and is compensated for these guarantees. The Company guarantees once VA-3 participants begin receiving lifetime annuity income benefits, monthly payments will never be reduced as a result of adverse mortality experience. The Company also guarantees expense charges to VA-3 participants will never rise above the maximum amount stipulated in the contract.

Other contingencies:

In the ordinary conduct of certain of its investment activities, the Company provides standard indemnities covering a variety of potential exposures. For instance, the Company provides indemnifications in connection with site access agreements relating to due diligence review for real estate acquisitions, and the Company provides indemnification to underwriters in connection with the issuance of securities by or on behalf of the Company or its subsidiaries. It is the Company management’s opinion that the fair value of such indemnifications are negligible and do not materially affect the Company’s financial position, results of operations or liquidity.

Other contingent liabilities arising from litigation and other matters over and above amounts already provided for in the financial statements or disclosed elsewhere in these notes are not considered material in relation to the Company’s financial position or the results of its operations.

The Company receives and responds to subpoenas, examinations, or other inquiries from state and federal regulators, including state insurance commissioners; state attorneys general and other state governmental authorities; the SEC; federal governmental authorities; and the Financial Industry Regulatory Authority (“FINRA”), seeking a broad range of information. The Company cooperates in connection with these inquiries and believes the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on the Company’s financial position.

Note 22—subsequent events

In preparing these financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through March 11, 2020, the date the financial statements were available to be issued.

As of March 11, 2020, sufficient information is not available to adequately evaluate the short-term or long-term impact to the Company as a result of the economic and market activities associated with the 2020 outbreak of COVID-19 (“Coronavirus”).

B-148	Statement of Additional Information ∎ Intelligent Variable Annuity

730 Third Avenue

New York, NY 10017-3206

A11525 (5/20)